As filed with the Securities and Exchange Commission on July 30, 2004

Registration Nos.	33-27491
811-5782

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 37	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 38	☒

(Check appropriate box or boxes)

Mercantile Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

Two Hopkins Plaza

Baltimore, Maryland 21201

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-551-2145

Jennifer E. Vollmer, Esq.

Mercantile Capital Advisors, Inc.

Two Hopkins Plaza

Baltimore, Maryland 21201

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on date pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Mercantile Equity Funds

Retail Shares

PROSPECTUS                 September 30, 2004

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

www.mercantilemutualfunds.com

Not FDIC insured. May lose value. No bank guarantee.

As with all mutual funds, the Securities and Exchange Commission makes no determination about the merits of these funds’ shares or the accuracy or completeness of this prospectus. Anyone who tells you otherwise is committing a crime.

(Logo) Mercantile Mutual Funds

Inside this Prospectus

About the Funds: Descriptions of each fund’s goals, strategy and main risks, along with information on past performance, and costs.

Growth & Income Fund	00
Equity Income Fund	00
Equity Growth Fund	00
Capital Opportunities Fund	00
International Equity Fund	00
Diversified Real Estate Fund	00
Additional Information on Policies and Risks	00
The Investment Adviser and Sub-advisers	00

How to Invest: Information, instructions, and policies to know about your fund account and transactions.	00

Choosing a Share Class	00
How To Buy, Sell and Exchange Fund Shares	00
Policies and Transactions	00
Shareholder Services and Policies	00
Distributions and Taxes	00
For More Information	00

About the Funds

Inside this prospectus is information about the equity portfolios offered by the Mercantile Funds: the Growth & Income Fund, the Equity Income Fund, the Equity Growth Fund, the Capital Opportunities Fund, the International Equity Fund and the Diversified Real Estate Fund.

On the following pages, you will find information about each fund’s investment goal, the main strategies each fund uses to purse that goal, the main risks that could affect performance, the past performance for each fund measured on both a year-by-year and long-term basis and the fees and expenses you will pay as an investor in each fund.

Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money be investing in them.

Growth & Income Fund

The fund’s goal is long-term capital growth, with income as a secondary goal.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 65% of total assets in equities of U.S. companies. Although the fund may invest in companies of any market capitalization and economic sector, it typically favors large-cap stocks, and may at times emphasize particular companies or market sectors.

In managing the fund, the adviser chooses stocks using a blend of growth and value strategies. The adviser looks for companies that appear to have above-average prospects for growth and whose stocks are currently selling at an attractive price relative to other measures of worth. The adviser also looks for a history of superior performance in the growth of sales, earnings, and dividends.

The adviser uses a disciplined buy/sell process that typically combines quantitative and qualitative analysis. The adviser typically analyzes company financial statements as well as industry and economic trends. It also seeks to develop an understanding of a company’s products and management. Based on the resulting data and observations, the fund establishes a target value for a stock. Reasons for the fund to sell a stock include an actual or anticipated weakening of a company’s fundamentals or outlook, when the stock reaches a target price, or when the adviser believes that further price rises are not on the horizon.

Main types of securities the fund may hold

•	Equities, including common and preferred stock of U.S. and foreign companies

•	Sponsored ADRs, EDRs, and GDRs

•	Convertible securities of any credit rating

Major policies/limits

•	No more than 25% of total assets in equity or debt securities of foreign companies, including investments through ADRs, EDRs and GDRs

•	No more than 10% of total assets in convertible securities that are rated BBB/Baa or below at the time of investment

Definitions

Market capitalization, market cap The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole.

Large-cap company A company with a relatively large market capitalization. Although the fund does not specifically define large-caps, the average dollar-weighted market cap of its holdings as of                     , 2004 was $XX.X billion.

ADR, EDR, GDR Forms of equity ownership of foreign stock. The terms stand for American, European, and Global Depositary Receipts, respectively. ADRs typically are denominated in U.S. dollars and trade on U.S. stock exchanges. EDRs and GDRs typically are denominated in foreign currencies and trade in foreign markets.

Growth strategy A strategy of seeking stocks that appear to have above-average potential for growth of revenue, earnings, and stock price over time.

Value strategy A strategy of seeking stocks whose market price appears low in light of certain other measures of worth, such as book value, recent earnings, or earnings growth.

This fund may be appropriate for investors seeking long-term growth with somewhat less potential volatility than the overall stock market.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Stock Market Risk The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Sector Risk To the extent that the fund emphasizes particular market sectors, such as technology, it is more sensitive to the risks of those sectors. Stocks of technology companies in particular may be highly volatile, owing to factors such as rapid product obsolescence, intense competition, and changes in government regulation. Technology stocks may experience significant rises or falls caused by disproportionate investor optimism or pessimism.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Foreign Investment Risk Foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Convertible Securities Risk Investments in convertible securities (debt securities that convert to stock when stated conditions are reached) may fall in value if interest rates rise or if the credit or stock price of the issuer declines. Lower credit quality securities tend to be more volatile, may fall substantially during hard economic times, and carry a greater risk of default.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGER

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio manager is primarily responsible for the day-to-day management of the fund. He is assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Manind V. Govil, CFA

•	Senior Vice President, MCA

•	Primary portfolio manager for the fund (since 1996)

•	At MCA and its predecessor since 1994

•	Began investment career in 1994

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

Prior to 9/30/02, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

All performance figures assume that dividends and distributions were reinvested.

CALENDAR YEAR TOTAL RETURNS (%) Class A, as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	10 Year
Class A
Before Taxes	23.74%	0.48%	9.95%
After taxes on distributions (assumes shares are still held)	23.54%	-0.89%	8.08%
After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	15.41%	0.03%	7.88%
Class C
Before Taxes	23.02%	-0.04%	9.39%
Index
S&P 500 Index (an unmanaged index comprised of 500 widely held common U.S. stocks)	28.69%	-0.57%	11.07%

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges or taxes, and would be lower if it did.

BEST QUARTER:

WORST QUARTER:

YTD RETURN as of 6/30/04:

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see page XX.

Shareholder Fees	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.75%	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None (1)	1.00%
Annual Operating Expenses
Management Fees	0.60%	0.60%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.20%	0.20%

Total Fund Operating Expenses*	1.30%	1.80%

[1]	Except for investments of $1 million or more. See page XX.

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

	Class A	Class C
Management Fees	0.58%	0.58%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.20%	0.20%

Total Fund Operating Expenses (after waivers and expense limitations)	1.28%	1.78%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$601	$868	$1154	$1968
Class C Shares
If you sold your shares at period’s end	$286	$566	$975	$2116
If you still held your shares	$183	$566	$975	$2116

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of each share class. Total return figures show the percentage an investor would have gained or lost during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Class A			Class C
	For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03		For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03
Net Asset Value, Beginning of Period	$15.32	$13.79		$15.28	$13.79

Income From Investment Operations:
Net Investment Income	0.04	0.06		(0.04)	0.04
Net Realized and Unrealized Gain (Loss) on Investments	2.55	1.53		2.54	1.49

Total From Investment Operations	2.59	1.59		2.50	1.53

Less Distributions to Shareholders from:
Net Investment Income	(0.05)	(0.06)		(0.02)	(0.04)
Net Capital Gains	—	—		—	—

Total Distributions	(0.05)	(0.06)		(0.02)	(0.04)

Net Asset Value, End of Period	$17.86	$15.32		$17.76	$15.28

Total Return	16.96%	11.56%		16.39%	11.12%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$4,448	$1,023		$2,267	$412
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.25%	1.25	% [2]	1.75%	1.75	% [2]
Before Expense Waiver	1.30%	1.31	% [2]	1.80%	1.80	% [2]
Ratio of Net Investment Income to Average
Net Assets	0.11%	0.47	% [2]	-0.42%	0.07	% [2]
Portfolio turnover rate	38.63%	40.90%		38.63%	40.90%

[1]	Commencement of Operations

[2]	Annualized

Equity Income Fund

The fund’s goal is current income and long-term capital growth consistent with reasonable risk.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equities of U.S. companies. Although the fund may invest in companies of any market capitalization and economic sector, it typically favors large-cap stocks, and may at times emphasize particular companies or market sectors.

In managing the fund, the adviser chooses stocks using a value oriented yield tilt investment approach. The adviser looks for stocks it believes will produce above-average dividend yields and “out-of-favor stocks” that are currently selling at an attractive price relative to other measures of worth. The adviser also looks for a history of superior performance in the growth of sales, earnings, and dividends.

Reasons for the adviser to sell a stock include when a stock has met established price targets or has become relatively overvalued compared to other issues, as determined by the adviser. A stock may also be sold as a result of a deterioration in the performance of the stock or in the financial condition of the issuer of the stock.

Main types of securities the fund may hold

•	Equities, including common and preferred stock of U.S. and foreign companies

•	Sponsored ADRs, EDRs, and GDRs

•	Convertible securities of any credit rating

Major policies/limits

•	No more than 20% of net assets in equity or debt securities of foreign companies, including investment through ADRs, EDRs and GDRs

•	No more than 10% of total assets in convertible securities that are rated BBB/Baa or below at the time of investment

Definitions

Market capitalization, market cap The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole.

Large-cap company A company with a relatively large market capitalization. Although the fund does not specifically define large-caps, the average dollar-weighted market cap of its holdings as of                     , 2004 was $XX.X billion.

ADR, EDR, GDR Forms of equity ownership of foreign stock. The terms stand for American, European, and Global Depositary Receipts, respectively. ADRs typically are denominated in U.S. dollars and trade on U.S. stock exchanges. EDRs and GDRs typically are denominated in foreign currencies and trade in foreign markets.

Dividend A distribution of a portion of profits to a company’s shareholders. Stocks with a history of paying regular quarterly dividends are called “dividend stocks.”

Investors who want to take a more conservative approach to long-term investing may want to consider this fund.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Stock Market Risk The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Value Investing Risk The fund’s performance may lag that of other types of stock funds during times when value stocks don’t perform as well as other types of stocks, such as growth stocks.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Convertible Securities Risk Investments in convertible securities (debt securities that convert to stock when stated conditions are reached) may fall in value if interest rates rise or if the credit or stock price of the issuer declines. Lower credit quality securities tend to be more volatile, may fall substantially during hard economic times, and carry a greater risk of default.

Sector Risk To the extent that the fund emphasizes particular market sectors, such as technology, it is more sensitive to the risks of those sectors. Stocks of technology companies in particular may be highly volatile, owing to factors such as rapid product obsolescence, intense competition, and changes in government regulation. Technology stocks may experience significant rises or falls caused by disproportionate investor optimism or pessimism.

Foreign Investment Risk Foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGER

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio manager is primarily responsible for the day-to-day management of the fund. He is assisted by a team that includes economists, research analysts, traders, and other investment specialists.

George S. Michaels, CFA

•	Senior Vice President, MCA

•	Primary portfolio manager for the fund (since 2000)

•	At MCA and its predecessors since 1968

•	Began investment career in 1968

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

Prior to 9/30/02, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

All performance figures assume that dividends and distributions were reinvested.

CALENDAR YEAR TOTAL RETURNS (%) Class A, as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	Since Inception(1)
Class A
Before Taxes	26.02%	-1.58%	0.04%
After taxes on distributions (assumes shares are still held)	25.37%	-4.46%	-2.99%
After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	16.85%	-2.22%	-0.91%
Class C
Before Taxes	25.40%	-2.05%	-0.44%
Index
Russell 1000 ® Value Index (an unmanaged index generally representative of the U.S. large cap value stock market )	30.03%	3.56%	4.72%

(1)	3/1/98 for fund, 2/28/98 for index

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges or taxes, and would be lower if it did.

BEST QUARTER:

WORST QUARTER:

YTD RETURN as of 6/30/04:

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see page XX.

Shareholder Fees	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.75%	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None (1)	1.00%
Annual Operating Expenses
Management Fees	0.60%	0.60%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.25%	0.25%

Total Fund Operating Expenses*	1.35%	1.85%

[1]	Except for investments of $1 million or more. See page XX.

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

	Class A	Class C
Management Fees	0.53%	0.53%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.25%	0.25%

Total Fund Operating Expenses (after waivers and expense limitations)	1.28%	1.78%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$606	$882	$1179	$2022
Class C Shares
If you sold your shares at period’s end	$291	$582	$1001	$2169
If you still held your shares	$188	$582	$1001	$2169

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of each share class. Total return figures show the percentage an investor would have gained or lost during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Class A			Class C
	For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03		For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03
Net Asset Value, Beginning of Period	$3.87	$3.43		$3.88	$3.43

Income From Investment Operations:
Net Investment Income	0.06	0.03		0.05	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.63	0.44		0.63	0.44

Total From Investment Operations	0.69	0.47		0.68	0.47

Less Distributions to Shareholders from:
Net Investment Income	(0.06)	(0.03)		(0.05)	(0.02)
Net Capital Gains	—	—		—	—

Total Distributions	(0.06)	(0.03)		(0.05)	(0.02)

Net Asset Value, End of Period	$4.50	$3.87		$4.51	$3.88

Total Return	18.06%	13.74%		17.51%	13.71%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$298	$33		$57	$1
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.25%	1.25	% [2]	1.75%	1.75	% [2]
Before Expense Waiver	1.35%	1.40	% [2]	1.85%	1.81	% [2]
Ratio of Net Investment Income to Average
Net Assets	1.55%	1.60	% [2]	1.60%	1.01	% [2]
Portfolio turnover rate	37.87%	32.17%		37.87%	32.17%

[1]	Commencement of Operations

[2]	Annualized

[3]	Amount rounds to less than $.01.

Equity Growth Fund

The fund’s goal is long-term capital growth.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equities of U.S. companies. Although the fund may invest in companies of any market capitalization and economic sector, it typically favors large-cap stocks, and may at times emphasize particular companies or market sectors.

In managing the fund, the adviser chooses stocks using a growth strategy, meaning that it looks for stocks it believes have potential for above-average growth over the long term. The adviser evaluates various factors used to support future growth, such as, a company’s earnings history, risk and volatility of a company’s business, technological advances, good product development and quality of management.

Reasons for the adviser to sell a stock include an adverse change in the projected earnings growth of the company issuing the stock, an immediate fundamental deterioration of the company, or when the adviser believes a stock is overvalued. The adviser will also sell a stock when, as a result of changes in the economy or the performance of the stock or other circumstances, the adviser believes that owning the stock is no longer consistent with the fund’s goal.

Main types of securities the fund may hold

•	Equities, including common and preferred stock of U.S. and foreign companies

•	Sponsored ADRs, EDRs, and GDRs

•	Convertible securities of any credit rating

Major policies/limits

•	No more than 20% of net assets in equity and debt securities of foreign companies, including investments through ADRs, EDRs and GDRs

•	No more than 10% of total assets in convertible securities that are rated BBB/Baa or below at the time of investment

Definitions

Market capitalization, market cap The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole.

Large-cap company A company with a relatively large market capitalization. Although the fund does not specifically define large-caps, the average dollar-weighted market cap of its holdings as of                     , 2004 was $XX.X billion.

ADR, EDR, GDR Forms of equity ownership of foreign stock. The terms stand for American, European, and Global Depositary Receipts, respectively. ADRs typically are denominated in U.S. dollars and trade on U.S. stock exchanges. EDRs and GDRs typically are denominated in foreign currencies and trade in foreign markets.

Growth strategy A strategy of seeking stocks that appear to have above-average potential for growth of revenue, earnings, and stock price over time.

This fund may be appropriate for investors who want to pursue above-average long-term returns and can accept the risks that accompany a growth-oriented strategy.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Stock Market Risk The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Growth Investing Risk The fund’s performance may lag that of other types of stock funds during times when growth stocks don’t perform as well as other types of stocks, such as value stocks.

Sector Risk To the extent that the fund emphasizes particular market sectors, such as technology, it is more sensitive to the risks of those sectors. Stocks of technology companies in particular may be highly volatile, owing to factors such as rapid product obsolescence, intense competition, and changes in government regulation. Technology stocks may experience significant rises or falls caused by disproportionate investor optimism or pessimism.

Foreign Investment Risk Foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Convertible Securities Risk Investments in convertible securities (debt securities that convert to stock when stated conditions are reached) may fall in value if interest rates rise or if the credit or stock price of the issuer declines. Lower credit quality securities tend to be more volatile, may fall substantially during hard economic times, and carry a greater risk of default.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The fund’s portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Kevin A. McCreadie, CFA

•	President and Chief Investment Officer, MCA

•	Primary portfolio manager of the fund (since 2003)

•	At MCA since 2002

•	Began investment career in 1982

Kevin C. Laake

•	Assistant Vice President, MCA

•	Co-manager of the fund (since 2003)

•	At MCA and its predecessor since 1999

•	Began investment career in 1999

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

Prior to 9/30/02, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

All performance figures assume that dividends and distributions were reinvested.

CALENDAR YEAR TOTAL RETURNS (%) Class A, as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	Since Inception(1)
Class A
Before Taxes	26.49%	-7.05%	-3.10%
After taxes on distributions (assumes shares are still held)	26.38%	-7.69%	-4.00%
After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	17.21%	-5.85	-2.63%
Class C
Before Taxes	25.81%	-7.54%	-3.60%
Index
Russell 1000® Growth Index (an unmanaged index generally representative of large cap growth stock market )	29.76%	-5.11%	-0.63%

(1)	3/1/98 for fund, 2/28/98 for index

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges or taxes, and would be lower if it did.

BEST QUARTER:

WORST QUARTER:

YTD RETURN as of 6/30/04:

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see page XX.

Shareholder Fees	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.75%	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None (1)	1.00%
Annual Operating Expenses
Management Fees	0.60%	0.60%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.39%	0.40%

Total Fund Operating Expenses*	1.49%	2.00%

[1]	Except for investments of $1 million or more. See page XX.

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

	Class A	Class C
Management Fees	0.39%	0.38%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.39%	0.40%

Total Fund Operating Expenses (after waivers and expense limitations)	1.28%	1.78%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$619	$924	$1250	$2170
Class C Shares
If you sold your shares at period’s end	$306	$627	$1078	$2327
If you still held your shares	$203	$627	$1078	$2327

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of each share class. Total return figures show the percentage an investor would have gained or lost during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Class A			Class C
	For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03		For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03
Net Asset Value, Beginning of Period	$5.71	$4.97		$5.69	$4.97

Income From Investment Operations:
Net Investment Income	—	0.01		(0.06)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.92	0.74		0.97	0.72

Total From Investment Operations	0.92	0.75		0.91	0.72

Less Distributions to Shareholders from:
Net Investment Income	0.00 [3]	(0.01)		(0.01)	—
Net Capital Gains	—	—		—	—

Total Distributions	—	(0.01)		(0.01)	—

Net Asset Value, End of Period	$6.63	$5.71		$6.59	$5.69

Total Return	16.21%	15.06%		15.93%	14.50%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$152	$22		$9	$8
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.25%	1.25	% [2]	1.75%	1.75	% [2]
Before Expense Waiver	1.49%	1.62	% [2]	2.00%	2.81	% [2]
Ratio of Net Investment Income to Average
Net Assets	(0.25)%	0.08	% [2]	0.78%	(0.72	)% [2]
Portfolio turnover rate	49.41%	40.69%		49.41%	40.69%

[1]	Commencement of Operations

[2]	Annualized

[3]	Amount rounds to less than $.01.

Capital Opportunities Fund

The fund’s goal is long-term capital growth.

MAIN STRATEGIES

Under normal circumstances, the fund invests primarily in the equities of small companies with market capitalization of $1.5 billion or less at time of purchase. The fund may also invest in preferred stock and securities convertible into common stock. There is no minimum credit rating for the fund’s investment in convertible securities. In addition, the fund also may invest without limit in securities of companies offering shares in initial public offerings (IPOs). The fund may emphasize particular market sectors.

In managing the fund, the adviser divides the fund’s assets into two portfolios — growth and value — and assigns a separate management team to each. The adviser monitors the performance of the two teams as well as the relative outlook for growth stocks and value stocks, and may periodically adjust the percentage of assets assigned to each management team. The adviser may trade securities actively.

In selecting growth stocks for the fund’s portfolio, the growth team utilizes a bottom-up process, which seeks to identify small companies with high expected growth and revenues and that are believed to be leaders, or are expected to become leaders, in their respective market niches. This process involves assessing a stock’s current valuation by reviewing historical factors such as price-to-earnings, price-to-book, and price-to-free cash flow ratios, and revenues, as well as historic projected earnings and growth rates, and evaluating a company by looking at the capability of the management team, the strength of the company’s position within its industry, the potential for the company to develop new products or markets, the company’s return on equity and the company’s financial and accounting policies.

In selecting value stocks for the Fund’s portfolio, the value team identifies small companies whose stock prices appear low relative to their underlying value or future earnings potential. The value team considers the financial strength of a company, its management, the prospects for its industry and any anticipated changes within the company that might suggest a more favorable outlook going forward, with a focus on stocks whose prices are historically low based on a given financial measure such as profits, book value or cash flow.

The adviser may sell a growth stock as a result of an adverse change in the issuing company’s competitive position or ability to execute its growth plan or because of a significant earnings shortfall. The adviser may sell a value stock when there is a negative change in company fundamentals and/or relative valuations or when price appreciation leads to overvaluation relative to the valuation target.

Main types of securities the fund may hold

•	Equities, including common and preferred stock of U.S. and foreign companies

•	Sponsored ADRs, GDRs, EDRs

•	Convertible securities of any credit rating

Major policies/limits

•	No more than 25% of total assets in equity and debt securities of foreign companies, including investments through ADRs, EDRs and GDRs

Definitions

Market capitalization, market cap The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole.

Small-cap company A company with a relatively small market capitalization. The fund defines small-caps as those with a market cap of $1.5 billion or less at the time it first invests in them.

IPO (initial public offering) The first offering a company’s stock on the public market.

ADR, EDR, GDR Forms of equity ownership of foreign stock. The terms stand for American, European, and Global Depositary Receipts, respectively. ADRs typically are denominated in U.S. dollars and trade on U.S. stock exchanges. EDRs and GDRs typically are denominated in foreign currencies and trade in foreign markets.

Growth strategy A strategy of seeking stocks that appear to have above-average potential for growth of revenue, earnings, and stock price over time.

Value strategy A strategy of seeking stocks whose market price appears low in light of certain other measures of worth, such as book value, recent earnings, or earnings growth.

This fund may be of interest to long-term investors who want exposure to both the growth and value segments of the small-cap stock market.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Stock Market Risk The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Small-Cap Risk Because small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Sector Risk To the extent that the fund emphasizes particular market sectors, such as technology, it is more sensitive to the risks of those sectors. Stocks of technology companies in particular may be highly volatile, owing to factors such as rapid product obsolescence, intense competition, and changes in government regulation. Technology stocks may experience significant rises or falls caused by disproportionate investor optimism or pessimism.

IPO Risk Prices of IPOs can be highly unstable because of factors such as a lack of company history or profitability, lack of trading history for the stock, the small number of shares available for trading, and limited investor information. IPO shares may be hard to buy or sell at a desired time or price. IPO shares may trade indefinitely at prices below the price their issue price.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Foreign Investment Risk Foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Convertible Securities Risk Investments in convertible securities (debt securities that convert to stock when stated conditions are reached) may fall in value if interest rates rise or if the credit or stock price of the issuer declines. Lower credit quality securities tend to be more volatile, may fall substantially during hard economic times, and carry a greater risk of default.

Active Trading To the extent that a fund buys and sells securities more actively than many funds, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Delaware Management Company (“Delaware”) serves as the fund’s sub-adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes research analysts, traders, and other investment specialists.

Gerald S. Frey

•	Managing Director and Chief Investment Officer, Delaware

•	Co-manager of the fund-leads the fund’s growth stock team (since 2000)

•	At Delaware since 1996

•	Began investment career in 1980

Christopher S. Beck, CFA

•	Vice President and Senior Portfolio Manager, Delaware

•	Co-manager of the fund-leads the fund’s value stock team (since 2002)

•	At Delaware since 1997

•	Began investment career in 1981

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

Prior to 9/30/02, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

All performance figures assume that dividends and distributions were reinvested.

CALENDAR YEAR TOTAL RETURNS (%) Class A, as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	Since Inception(1)
Class A
Before Taxes	42.99%	-2.69%
After taxes on distributions (assumes shares are still held)	42.99%	-2.71%
After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	27.94%	-2.29%
Class C
Before Taxes	41.97%	-3.25%
Index
Russell 2000 ® Index (an unmanaged index considered representative of small-cap stocks)	47.25%	3.56%

(1)	7/5/00 for the fund, 6/30/00 for the Index

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges or taxes, and would be lower if it did.

BEST QUARTER:

WORST QUARTER:

YTD RETURN as of 6/30/04:

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see page XX.

Shareholder Fees	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.75%	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None (1)	1.00
Annual Operating Expenses
Management Fees	1.30%	1.30%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.27%	0.26%

Total Fund Operating Expenses*	2.07%	2.56%

[1]	Except for investments of $1 million or more. See page XX.

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

	Class A	Class C
Management Fees	1.01%	1.02%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.27%	0.26%

Total Fund Operating Expenses (after waivers and expense limitations)	1.78%	2.28%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$625	$941	$1280	$2233
Class C Shares
If you sold your shares at period’s end	$362	$796	$1360	$2895
If you still held your shares	$259	$796	$1360	$2895

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of each share class. Total return figures show the percentage an investor would have gained or lost during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Class A			Class C
	For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03		For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03
Net Asset Value, Beginning of Period	$7.51	$5.77		$7.47	$5.77

Income From Investment Operations:
Net Investment Income	(0.04)	(0.02)		(0.08)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	1.58	1.76		1.56	1.72

Total From Investment Operations	1.54	1.74		1.48	1.70

Less Distributions to Shareholders from:
Net Investment Income	—	—		—	—
Distribution in Excess of Net Investment Income	—	—		—	—
Net Capital Gains	—	—		—	—

Total Distributions	—	—		—	—

Net Asset Value, End of Period	$9.40	$7.51		$9.28	$7.47

Total Return	24.77%	30.16%		24.23%	29.46%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$894	$106		$452	$33
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.75%	1.75	% [2]	2.25%	2.25	% [2]
Before Expense Waiver	2.07%	2.17	% [2]	2.56%	2.70	% [2]
Ratio of Net Investment Income to Average
Net Assets	(0.94)%	(0.94	)% [2]	(1.40)%	(1.40	)% [2]
Portfolio turnover rate	68.76%	98.94%		68.76%	98.94%

[1]	Commencement of Operations

[2]	Annualized

[3]	Amount rounds to less than $.01.

International Equity Fund

The fund’s goal is long-term capital growth.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. The fund may invest in foreign companies of any market capitalization and geographical area and may at times emphasize certain countries or regions, or certain economic sectors. The fund also invest up to 10% of its net assets in non-investment grade debt securities, also known as junk bonds.

In managing the fund, the adviser uses a multi-manager approach. This approach permits the adviser to select sub-advisers, subject to the approval of the fund’s Board of Directors and the fund’s shareholders, and to allocate the fund’s assets between them. The fund’s assets are divided into two portfolios. The sub-advisers are Julius Baer Investment Management LLC (Julius Baer) and Morgan Stanley Investment Management Limited (MSIM). The adviser monitors the performance of these sub-advisers as well as the relative outlook for the approach each one uses, and may periodically adjust the percentage of assets assigned to each sub-adviser. The sub-advisers may trade securities actively.

Julius Baer looks for industries and companies whose products and services are in relatively high demand. These may include companies that have above-average earnings potential, are undergoing significant change, or are market leaders in developing industries. Julius Baer also considers expected levels of inflation, government policies or actions, currency relationships, and a region’s or country’s growth prospects. Reasons for Julius Baer to sell a stock include economic changes at the country or regional level, deteriorating stock performance, or a weakening of a company’s financial position.

MSIM looks for quality companies whose stock prices appear low relative to their long term intrinsic value. To identify these stocks, MSIM uses a disciplined, bottom-up approach to examine a universe of approximately 1,000 stocks. MSIM first looks for those whose prices are low relative to cash flow, book value, or other measures. MSIM then conducts extensive fundamental analysis with emphasis on cash-flow generation and return on capital employed. MSIM considers the strength of a company’s finances and management, the competitiveness of its products, its market position, and industry structure and outlook. Reasons for MSIM to sell a stock include the stock has reached its fair value target, an actual or anticipated weakening of a company’s fundamentals or outlook, or a more compelling investment opportunity exists.

Main types of securities the fund may hold

•	Foreign securities, including common stock, preferred stock, rights and warrants

•	Foreign debt securities

•	Derivatives, such as futures, which may be used either for hedging or to seek to increase total return

Major policies/limits

•	No more than 25% of net assets in securities of issuers from emerging markets

•	No more than 10% of its net assets in junk bonds

•	No limit to how much the fund may invest in any given foreign country, but under normal circumstances it invests in at least three countries (and typically many more than that)

Definitions

Foreign company A company whose business is primarily outside the U.S., or whose stock trades primarily in a non-U.S. stock market.

Market capitalization, market cap The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole.

Growth strategy A strategy of seeking stocks that appear to have above-average potential for growth of revenue, earnings, and stock price over time.

Value strategy A strategy of seeking stocks whose market price appears low in light of certain other measures of worth, such as book value, recent earnings, or earnings growth.

Derivative An investment whose value is derived from that of one or more securities, indexes, currencies, or other reference data.

This fund may be appropriate for growth investors who want to diversify a domestic portfolio.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Stock Market Risk The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Foreign Investment Risk Foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Geographic and Sector Risk To the extent that the fund emphasizes particular countries, regions, or market sectors (such as technology), it is more sensitive to the risks of those sectors. Stocks of technology companies in particular may be highly volatile, owing to factors such as rapid product obsolescence, intense competition, and changes in government regulation. Technology stocks may experience significant rises or falls caused by disproportionate investor optimism or pessimism.

Style Risk Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Debt Securities Risk To the extent that the fund invests in debt securities, it takes on the risks of those securities. For instance, debt securities may fall in price when interest rates rise (especially high quality securities) or when the economy deteriorates (especially low quality securities). The fund could lose money if an issuer defaults on its debt, or is expected to; this risk is greater the lower the quality of the security.

Derivatives Risk The fund’s performance could be hurt if a derivative or a market does not perform as anticipated, or if the counterparty to the derivative does not honor its contractual obligations. With some derivatives the fund could lose more money than the cost of the derivative.

Active Trading To the extent that a fund buys and sells securities more actively than many funds, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.

Emerging Markets risk To the extent that the fund invests in emerging markets, it may face higher political, information, liquidity, regulatory and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital.

Currency risk The exchange rates between foreign currencies and the U.S. dollar can fluctuate, potentially canceling gains or increasing losses. As a result of such risk, foreign investments can be more volatile and potentially less liquid that U.S. investments.

Junk Bond Investment Risk Generally, non-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Julius Baer Investment Management LLC (“Julius Baer”) and Morgan Stanley Investment Management Limited (“MSIM”) serve as the fund’s sub-advisers. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Julius Baer

Rudolph-Riad Younes, CFA

•	Senior Vice President and Head of International Equities

•	At Julius Baer since 1993

•	Began investment career in 1991

•	Has co-managed the fund since 2001

Richard Pell

•	Senior Vice President and Chief Investment Officer

•	At Julius Baer since 1995

•	Began investment career in 1988

•	Has co-managed the fund since 2001

MSIM

Dominic Caldecott

•	Managing Director and Chief Investment Officer

•	At MSIM since 1986

•	Began investment career in 19XX

•	Has managed the fund since 2001

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

Prior to 9/30/02, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

All performance figures assume that dividends and distributions were reinvested.

CALENDAR YEAR TOTAL RETURNS (%) Class A, as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	10 Year
Class A
Before Taxes	31.47%	4.22%	5.70%
After taxes on distributions (assumes shares are still held)	30.61%	2.59%	4.15%
After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	20.33%	2.88%	4.15%
Class C
Before Taxes	30.76%	3.67%	5.16%
Index
MSCI All Country World Free ex-U.S. Index (an unmanaged index of foreign securities that reflects a strategic emerging market allocation)	41.40%	1.55%	4.66%

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges or taxes, and would be lower if it did.

BEST QUARTER:

WORST QUARTER:

YTD RETURN as of 6/30/04:

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see page XX.

Shareholder Fees	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.75%	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None (1)	1.00%
Annual Operating Expenses
Management Fees	1.22%	1.22%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.39%	0.37%

Total Fund Operating Expenses*	2.11%	2.59%

[1]	Except for investments of $1 million or more. See page XX.

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

	Class A	Class C
Management Fees	0.89%	0.91%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.39%	0.37%

Total Fund Operating Expenses (after waivers and expense limitations)	1.78%	2.28%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$679	$1104	$1555	$2800
Class C Shares
If you sold your shares at period’s end	$365	$805	$1375	$2925
If you still held your shares	$262	$805	$1375	$2925

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of each share class. Total return figures show the percentage an investor would have gained or lost during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Class A			Class C
	For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03		For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03
Net Asset Value, Beginning of Period	$9.79	$8.94		$9.76	$8.94

Income From Investment Operations:
Net Investment Income	0.09	0.12		0.01	0.14
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	2.54	0.87		2.55	0.80

Total From Investment Operations	2.63	0.99		2.56	0.94

Less Distributions to Shareholders from:
Net Investment Income	(0.04)	(0.14)		(0.04)	(0.12)
Net Capital Gains	—	—		—	—

Total Distributions	(0.04)	(0.14)		(0.04)	(0.12)

Net Asset Value, End of Period	$12.38	$9.79		$12.28	$9.76

Total Return	26.99%	11.10%		26.39%	10.53%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,078	$70		$480	$37
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.75%	1.75	% [2]	2.25%	2.25	% [2]
Before Expense Waiver	2.11%	2.61	% [2]	2.59%	3.00	% [2]
Ratio of Net Investment Income to Average
Net Assets	0.76%	1.67	% [2]	0.45%	2.53	% [2]
Portfolio turnover rate	91.02%	45.32%		91.02%	45.32%

[1]	Commencement of Operations

[2]	Annualized

Diversified Real Estate Fund

The fund’s goal is current income and long-term capital growth.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of companies engaged primarily in the real estate business, particularly real estate investment trusts (REITs). Although the fund may invest in companies of any market capitalization or type of REIT, it typically favors mid-cap stocks and equity and hybrid REITs.

In managing the fund, the adviser looks for companies that appear to offer the potential for strong earnings growth as well as above-average dividend yields. The adviser seeks to diversify the fund’s holdings across geographic regions and types of real estate.

Reasons for the adviser to sell a stock include changes in the economy, an actual or anticipated weakening of a company’s fundamentals or outlook, or when the adviser believes the stock has become overvalued.

Main types of securities the fund may hold

•	Equities, including common and preferred stock of U.S. companies

Definitions

Real estate investment trust (REIT) REITs are pools of funds that invest in real estate and related areas. “Equity REITs” invest directly in real estate and typically earn money from lease payments and gains on property sales. “Mortgage REITs” typically earn money by lending to large developers. “Hybrid REITs” are those that combine both approaches.

Market capitalization, market cap The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole.

Mid-cap company A company with an intermediate market capitalization. Although the fund does not specifically define mid-caps, the average dollar-weighted market cap of its holdings as of                     , 2004 was $XX.X billion.

Investors looking for a growth and income fund to diversify a stock portfolio may be interested in this fund.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Stock Market Risk The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Real Estate Risk Because the fund focuses on a single economic sector, its performance may be different, and more volatile, than that of the stock market as a whole. Fund performance could be hurt by any factor that could affect real estate investments, such as poor management, fundamental shifts in local or regional real estate values, overbuilding, long-term vacancies, tax increases, higher management costs, and zoning decisions. REITs that lend money can be hurt by creditor defaults and rises in interest rates, among other factors.

Geographic Risk To the extent that the fund emphasizes particular regions of the country, it is more sensitive to changes in the economic health of those areas.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Sector Risk To the extent that the fund emphasizes particular market sectors, such as real estate, it is more sensitive to the risks of that sector.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Robert M. Law

•	Senior Vice President, MCA

•	At MCA and its predecessor since 1994

•	Began investment career in 19XX

•	Has managed the fund since inception

David E. Ferguson, CFA

•	Vice President, MCA

•	At MCA and its predecessor since 1998

•	Began investment career in 1984

•	Has managed the fund since 1998

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

Prior to 9/30/02, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

All performance figures assume that dividends and distributions were reinvested.

CALENDAR YEAR TOTAL RETURNS (%) Class A, as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	Since Inception(1)
Class A
Before Taxes	32.75%	14.51%	9.89%
After taxes on distributions (assumes shares are still held)	30.55%	12.32%	7.84%
After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	21.23%	11.18%	7.20%
Class C
Before Taxes	31.92%	13.94%	9.35%
Index
NAREIT Equity Index	37.13%	14.35%	9.39%
Wilshire Real Estate Securities Index (an unmanaged indices generally representative of the U.S. REIT market)	37.07%	14.49%	9.29%

(1)	8/1/97 for fund, 7/31/97 for the Indices

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges or taxes, and would be lower if it did.

BEST QUARTER:

WORST QUARTER:

YTD RETURN as of 6/30/04:

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see page XX.

Shareholder Fees	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.75%	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None (1)	1.00%
Annual Operating Expenses
Management Fees	0.80%	0.80%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.25%	0.25%

Total Fund Operating Expenses	1.55%	2.05%

[1]	Except for investments of $1 million or more. See page XX.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$625	$941	$1280	$2233
Class C Shares
If you sold your shares at period’s end	$310	$640	$1098	$2369
If you still held your shares	$207	$640	$1098	$2369

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of each share class. Total return figures show the percentage an investor would have gained or lost during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Class A			Class C
	For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03		For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03
Net Asset Value, Beginning of Period	$11.39	$10.72		$11.37	$10.72

Income From Investment Operations:
Net Investment Income	0.40	0.36		0.35	0.33
Net Realized and Unrealized Gain (Loss) on Investments	2.28	0.73		2.24	0.73

Total From Investment Operations	2.68	1.09		2.59	1.06

Less Distributions to Shareholders from:
Net Investment Income	(0.61)	(0.42)		(0.56)	(0.41)
Return of Capital	—	—		—	—
Net Capital Gains	—	—		—	—

Total Distributions	(0.61)	(0.42)		(0.56)	(0.41)

Net Asset Value, End of Period	$13.46	$11.39		$13.40	$11.37

Total Return	23.82%	10.54%		23.04%	10.25%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,109	$194		$711	$155
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.55%	1.55	% [2]	2.04%	2.05	% [2]
Before Expense Waiver	1.55%	1.64	% [2]	2.04%	2.14	% [2]
Ratio of Net Investment Income to Average
Net Assets	1.71%	0.92	% [2]	1.82%	1.04	% 2
Portfolio turnover rate	24.81%	14.84%		24.81%	14.84%

[1]	Commencement of Operations

[2]	Annualized

ADDITIONAL INFORMATION ON POLICIES AND RISKS

Although the fund sections earlier in this prospectus summarize each fund’s principal strategies and risks, there are a few additional issues to understand:

Securities Lending To earn additional income, a fund may lend portfolio securities to qualified financial institutions. Although these loans are fully collateralized, the fund’s performance could be hurt if a borrower defaults or becomes insolvent, or if the fund wishes to sell a security before its return can be arranged.

Defensive Strategies As a temporary defensive investment, a fund could shift up to 100% of assets into cash (which earns no income), money market instruments, or other investments that are not part of its main strategy. Although a defensive strategy may help the fund avoid losses, it would mean the fund was not pursuing its investment objective, and could hurt performance by causing the fund to miss out on favorable market trends.

Changes in Fund Goals and Policies The goals of the Growth & Income Fund, International Equity Fund and Diversified Real Estate Fund are “fundamental” which means that they may not be changed without approval of a majority of the fund’s outstanding shares. The Equity Income Fund, Equity Growth Fund and Capital Opportunities Fund will not change their goals unless they give shareholders at least 30 days’ notice. The Equity Income Fund, Equity Growth Fund, International Equity Fund and Diversified Real Estate Fund will not change their investment policies unless they give shareholders at least 60 days’ notice.

For More Information

This prospectus describes each fund’s principal investment strategies, the particular types of securities in which it invests and the principal risk associated with these investments. Each fund may from time to time engage in other investment strategies and may make other types of investments consistent with its goal. These supplemental investment strategies and the risks involved are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

The Investment Adviser and Sub-advisers

The investment adviser for these funds is Mercantile Capital Advisors, Inc. (MCA). MCA is a wholly owned subsidiary of Mercantile-Safe Deposit and Trust Company and an indirect wholly owned subsidiary of Mercantile Bankshares Corporation, a multi-bank holding company. MCA is located at Two Hopkins Plaza, Baltimore, MD, 21201. As of June 30, 2004, MCA managed over $X.X billion in assets. The firm and its predecessor have been providing asset management and other financial services since 1864. More information on MCA can be found at www.adviserinfo.sec.gov.

As investment adviser, MCA is responsible for managing each fund’s portfolio, subject to the supervision of the funds’ Board of Directors and in accordance with each fund’s goal and policies. In exchange for providing these services, MCA receives a management fee from each fund. Below are the management fee rates each fund paid during the fiscal year ended May31, 2004 (after waivers and reimbursements), as a percentage of average daily net assets:

Management Fee Paid (%)
Growth & Income Fund	0.49
Equity Income Fund	0.47
Equity Growth Fund	0.47
Capital Opportunities Fund	0.39
International Equity Fund	0.27
Diversified Real Estate Fund	0.75

MCA has delegated the day-to-day management of two of the funds to the following sub-advisers:

•	Capital Opportunities Fund - The fund’s portfolio is managed by Delaware Management Company, One Commerce Square, Philadelphia, Pennsylvania 19103. As of May 31, 2004, Delaware and its affiliates managed over $XX.X billion in assets.

•	International Equity Fund - Management of the fund’s portfolio is shared between Morgan Stanley Investment Management Limited (“MSIM”) and Julius Baer Investment Management LLC (“Julius Baer”). MSIM, a subsidiary of Morgan Stanley & Co., is located at 25 Cabot Square, Canary Wharf, London E14 4QA England. As of May 31, 200404, MSIM managed over $XXX billion in assets. Julius Bear Investment Management LLC (Julius Baer), a subsidiary of The Julius Baer Group, is located at 330 Madison Avenue, New York, New York 10017. As of May 31, 2004, Julius Baer managed over $X.X billion in assets.

In exchange for their services to a fund, they receive a fee from MCA based on a percentage of the fund’s average daily net assets.

HOW TO INVEST

In this section, you’ll find information on how to invest in the funds, including how to choose a share class and how to buy, sell, and exchange fund shares. It’s also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as a Mercantile Funds shareholder.

You can find out more about the topics covered here by contacting the Mercantile Funds, your financial representative, or a representative of your workplace retirement plan or other investment provider.

CHOOSING A SHARE CLASS

This prospectus offers two share classes, each with its own cost structure. The funds have one other share class, which is designed for institutional investors and offered through a separate prospectus.

Before investing, you may want to compare the different share classes. You can also ask your financial advisor to help you choose the share class that best suits your situation. Each fund has adopted a 12b-1 plan that allows its Class A and Class C shares each to pay, out of its respective assets, a distribution and service fee, as defined by the National Association of Securities Dealers (NASD). The maximum annual fees for each share class are:

	Class A	Class C
Distribution	0.25%	0.75%
Service	0.25%	0.25%
Total	0.50%	1.00%

Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost you more than paying other types of sales charges.

Your financial representative may be paid a dealer reallowance when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund’s adviser or distributor may provide compensation to financial representatives for distribution, administrative and promotional services.

The table below lists the main features of each share class. It’s only a summary – be sure to read the more complete information that follows, especially the details of sales charges and the information on how to reduce or eliminate them.

Sales Charges

Class A

•	May make sense for long-term investors, especially those who are investing larger sums or are otherwise eligible for reduced sales charges.

•	Sales charge of up to 4.75% when you buy shares; charges are less for larger investments

•	In most cases, no charges when you sell shares

Class C

•	No charges when you buy shares

•	Contingent Deferred Sales Charge (CDSC) of 1.00% when you sell shares within one year of buying them

•	Higher annual expenses than Class A shares

•	Shares never convert to Class A; higher annual expenses remain in effect for as long as you own your shares

IMPORTANT INFORMATION FOR ALL SHAREHOLDERS WHO MAY BE ELIGIBLE FOR REDUCED SALES CHARGES

The Mercantile Funds offer several options through which new and existing investors have the opportunity to reduce or eliminate sales charges. These options are described on these two pages.

One of the most important things to understand about these options is that it is up to you, the investor, to let us know in advance if you qualify or intend to qualify for a sales charge reduction or elimination. We cannot apply these methods automatically or retroactively. For more information, speak with your financial advisor, or contact the funds or the transfer agent.

Note that for purposes of qualifying for sales charge reductions, “immediate family member” is defined as a spouse or a child under the age of 21.

CLASS A SHARES

Class A shares have a sales charge, which varies based on the amount you invest and the type of fund you’re investing in:

Front-end sales charges

If you invest	This much is deducted	Equaling approximately this much of your net investment
Up to $99,999	4.75%	4.99%
$100,000–$249,999	3.50%	3.63%
$250,000–$499,999	2.50%	2.56%
$500,000–$999,999	2.00%	2.04%
$1 million or more	See “Sales Charge Waivers” below

There are no sales charges on Class A shares in our money market funds. However, if you subsequently exchange money from a Mercantile money market fund into a bond or stock fund, you’ll need to pay that fund’s sales charges (unless you are eligible for a waiver or reduction as described below).

Sales Charge Waivers

You may be able to buy Class A shares without sales charges if you:

•	are investing through an approved workplace retirement plan or payroll deduction program

•	are buying shares through a fee-based program offered by a broker-dealer or other financial institution

•	are reinvesting dividends and capital gains distributions

•	are a director, employee (current or retired), or a participant in an employee benefit or retirement plan of Mercantile Bankshares Corporation or any of its affiliates, or are an officer or director of the funds, or are an immediate family member of anyone eligible through these circumstances

•	are a broker, dealer, or agent who has a sales agreement with the distributor, or are an immediate family member of such a person

•	are selling or exchanging Institutional Shares that were in a qualified trust, agency, or custodian account administered by Mercantile-Safe Deposit and Trust Company or its affiliates or correspondents, or that within the past 60 days were in a retirement or other qualified account administered by the same entities

•	are investing $1 million or more (either as a lump sum or using the discounts described below); however, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within one year of buying them, except in the case of Systematic Withdrawal Plans liquidating less than 10% of account assets a year

To ensure that you are eligible for a waiver, speak with your financial advisor or call 1-800-551-2145 before investing.

Sales Charge Reductions

You may be able to lower your Class A sales charges if you qualify under any of the following methods.

Note that while each of these methods can be used by itself, they can also be combined. In addition, the assets and investment activities of your immediate family members can, in certain circumstances, be counted for purposes of determining your eligibility for a reduction.

Specifically, reductions can be applied to any combined purchases made by you and your immediate family when buying shares for accounts held by you or your immediate family, or for any qualified pension plan, profit-sharing plan, or other fiduciary account, for the benefit of you or your immediate family.

Quantity Discount You make a lump-sum investment of $100,000 or more in Class A shares. (See previous page for the break points for sales charges.)

Rights of Accumulation You may add the value of any Class A shares already owned to the amount you’re investing, as long as sales charges were paid on those shares. For example, an investor owning Class A shares currently worth $99,000 would be eligible for a sales charge reduction on the next investment of $1,000 or more.

Letter of Intent You plan to invest $100,000 or more in Class A shares over any 13-month period. By signing a letter of intent, you will receive the same sales charge as if you had invested all of the money at one time. A letter of intent is not binding, but if you do not end up investing the full amount, you will be charged the difference (if any) between the sales charge you received under the letter of intent and the sales charge you otherwise would have been charged on the amount you actually invested. The funds will hold in escrow 5% of the value of your total intended purchase, and may sell these shares if you do not pay any sales charge difference owed within 20 days of being notified that payment is due.

CLASS C SHARES

Class C shares have no up-front sales charges. Instead, they have higher yearly expenses, and also a contingent deferred sales charge (CDSC) on shares you sell within one year of buying them:

Deferred sales charges

If you sell shares        this much is deducted

during the        from your proceeds

first year        1.00%

second year or later    None

Sales Charge Waivers

You won’t be charged a CDSC when you sell Class C shares:

•	that you bought with reinvested dividends or capital gains distributions

•	that you sell at least one year after purchase

•	if the shares are exchanged into Class C shares of another Mercantile fund

•	as an allowable distribution from a qualified retirement plan

•	in connection with the death or disability of the shareholder

•	under a Systematic Withdrawal Plan that liquidates less than 10% of account assets a year

•	to correct an excess contribution to a qualified retirement plan

In addition, for Class C shares held in a 401(k) plan administered by Mercantile Retirement Services, there is no CDSC when you exchange into another firm’s mutual fund shares.

HOW TO BUY, SELL, AND EXCHANGE FUND SHARES

Use the instructions on these pages if you are investing directly with Mercantile Funds.

If you’re investing through a financial advisor, your advisor will be able to give you instructions.

Opening or Adding to an Account

First investment	Additional Investments
You can open an account for as little as $1,000.	You can add as little as $100 at a time to your account.

By mail or express delivery

•      Complete and sign an application (if you need an application, call 800-551-2145)

•      Send the application to us at the appropriate address at right, along with an investment check made out to “Mercantile Funds, Inc.”

•      Make out an investment check to “Mercantile Funds, Inc.”

•      Write a letter that includes your name, account number, the amount of your investment, and the fund name and share class

•      Sign the letter, enclose the check, and mail it to the appropriate address at right

By wire
• Call 800-551-2145 for instructions before wiring any money • After wiring, follow up promptly by sending a completed application to us at the appropriate address at right

•      Request your bank to wire Federal funds to:

Huntington Bank, Columbus, OH, 43219

Account # 01899622436

Routing # 044000024

•      Specify the fund name and share class, your name, your account number, and the fact that this is not a first investment in your account

•      Be aware that your bank may charge a fee to wire money

By phone

•      Call 800-551-2145 to verify that the service is in place, then follow the voice prompts to place your order

•      If the service is not in place, you can set it up1: first, verify that your bank is a member of the Automated Clearing House (ACH) system; second, call 800-551-2145 and ask for a Service Options Form to be mailed to you; third, complete the “Invest by Phone” and “Bank Information” sections and return the form

With an automatic investment plan
To set up regular investments from a bank checking account, call 800-551-2145

[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

Regular mail

Mercantile Funds, Inc.

PO Box 182028

Columbus, OH 43218-2028

Express, registered, or certified

Mercantile Funds, Inc.

3435 Stelzer Road

Columbus, OH 43219

When buying fund shares, make sure your request is in “good order,” meaning that it includes:

•	The name of the fund

•	The dollar amount you want to invest

•	A purchase application

•	Proper payment, such as a check payable to Mercantile Funds, Inc., or arrangements to pay by wire

Exchanging or Selling Shares

Exchanging into Another Fund	Selling Shares
Exchanges can be as little as $1,000 if opening a new account, or $100 if adding to an existing account. Be sure to obtain and read a current prospectus for the fund into which you are exchanging.	Some sell orders, including those for more than $100,000, must be placed in writing with a signature guarantee (see “Policies About Transactions”).

By mail, express delivery or fax
• Write a letter that includes your account number, the fund and share class you’re exchanging out of, the dollar value or number of shares to be exchanged, and the	• Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold • Have the letter signed by all account name and share class of the fund into which you are exchanging

•      Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account.

•      Mail or fax the letter to the appropriate address or phone number below owners, with the name(s) and address exactly as they are on the account • Mail or fax the letter to the appropriate address or phone number below

By phone, wire, or ACH

• Call 800-551-2145 to request an exchange

•      Call 800-551-2145 to confirm which transaction options you have in place (see page XX for more details on these options):

-        Telephone redemption (with proceeds sent to the address of record) is available unless you declined it on your application

-        Wire and ACH require additional information and need to be set up in advance[1]

-        Minimum sell order for wire is $1,000, for ACH transfer $100

With an automatic plan

• Call 800-551-2145 to set up an automatic exchange plan	• Call 800-551-2145 to set up an automatic withdrawal plan

[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

Regular mail

Mercantile Funds, Inc.

PO Box 182028

Columbus, OH 43218-2028

Express, registered, or certified

Mercantile Funds, Inc.

3435 Stelzer Road

Columbus, OH 43219

Fax:

XXX-XXX-XXXX

When selling fund shares, make sure your request is in “good order,” meaning that it includes:

•	Your account number

•	The name of the fund

•	The dollar amount or number of shares you want to sell

•	Signatures of all account owners, exactly as their names are registered on the account

•	Any required signature guarantees (see page XX)

•	Any supporting legal documentation that may be required

SHAREHOLDER SERVICES AND POLICIES

As a Mercantile Funds shareholder, you have access to a variety of services and privileges that can be tailored to your particular investment needs. Many of these are described below.

There are also a number of policies affecting the ways you do business with us that you may find helpful to know about. The most important of these policies are described following the services.

How much of this service and policy information applies to you will depend on the type of account your Mercantile Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

If you’re investing through a financial advisor, check the materials you received from your advisor about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial advisor may charge fees in addition to those charged by the funds.

Shareholder Services

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place, call 800-551-2145. These options are available only to shareholders investing directly with Mercantile Funds.

Tax-advantaged investment plans A full range of retirement and other tax-advantaged investment plans is available directly from Mercantile Funds or from your financial advisor, including IRA, SEP, 401(k) and pension plans. All funds (except the tax-exempt funds) and all share classes are eligible for investment in tax-advantaged accounts.

For information about the plans, including the features, fees, and limitations, call 800-551-2145 or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

Exchange privilege As a Mercantile Funds investor, you can exchange some or all of your shares of one Mercantile fund for the same class of shares in any other Mercantile fund, as long as those shares may legally be sold in your state.

In general, there are no sales charges when you exchange from one fund to another. One exception is with Class A shares when you are exchanging from a money market fund into a stock or bond fund. Unless you are eligible for a sales charge waiver (see page XX), you will be charged the sales charge on the fund into which you’re exchanging. Note that once you have paid a sales charge, you’ll be given credit for having paid that charge in all future exchanges of the money involved.

Automatic Investment Plan Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic monthly transfers of $100 or more from your bank account into your fund account. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, call 800-551-2145. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the funds if a scheduled transfer can’t be made because of a low bank balance.

Systematic Withdrawal Plan Our Systematic Withdrawal Plan lets you set up regular withdrawals from your Mercantile Funds investment. Withdrawals can be set up for one, two, four, or twelve times a year, and the withdrawals can be for as little as $100 each. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day), and are either distributed to you in cash or reinvested in shares of another fund (typically a money market fund).

To set up Systematic Withdrawal, call 800-551-2145. Note that you need a minimum account balance of $10,000. There’s no sales charge on Class C Shares when your systematic withdrawals for a calendar year amount to less than 10% of your account’s value. Because of the front-end sales charges, it’s usually not to your advantage to set up Systematic Withdrawals on Class A Shares of the equity or bond funds during a time when you’re still adding to your holdings of the same fund(s).

Directed reinvestments If you like, you can choose to have your dividends and distributions automatically invested in shares of a different Mercantile fund. Simply complete the appropriate section on your new account application or call 800-551-2145.

Reinstatement privilege If you sell Class A shares in a Mercantile fund and then decide to invest with us again within sixty days, you put your money back into Class A shares of any Mercantile fund at its current NAV and for purposes of sales charges your investment will be treated as if it had never left Mercantile. To take advantage of this feature, call 800-551-2145 or your financial advisor.

OUR “ONE COPY PER HOUSEHOLD” POLICY

We typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial advisor or call 800-551-2145.

DOLLAR COST AVERAGING

Dollar cost averaging is a technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you’re buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

POLICIES ABOUT TRANSACTIONS

Business hours The funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each Mercantile equity fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.

If the NYSE is closed because of an emergency, the funds could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the funds are open by calling 800-551-2145.

Determining when your order will be processed If the funds’ transfer agent receives your order to buy or sell shares before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) and it is in good order, it will be processed at the share price calculated that day. Orders received after the close of a fund’s business hours will be processed at the next business day’s share price. A representative of your financial advisor should be able to tell you when your order will be processed.

In order for our investors to be able to place orders with their financial advisors up to the close of the trading day and still receive that day’s share price, the funds permit certain advisors and other intermediaries to transmit their orders to the funds after the close of the trading day. However, the funds will only accept such an order from an intermediary if the intermediary has established a Delayed Processing Agreement with the funds and if the order carries a time-stamp indicating that the intermediary received it before the close of the trading day.

Paying for shares you buy Fund shares can only be paid for with U.S. dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, credit card checks or third party checks (checks made out to you and signed over to us).

Wire transaction policies Wire transactions are generally completed within 24 hours of when you place your order. The funds can only send wires of $1,000 or more and can only accept wires of $50 or more.

Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

Note that when you open an account by wire, you won’t be able to sell the shares in that account until we have received and processed your account application.

Our Customer Identification Program To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. The funds may limit transactions in your account until your identity is verified.

For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It’s important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

Your account may have telephone transaction privileges. If you don’t plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

Orders that require a signature guarantee There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

•	when you want to sell more than $100,000 worth of shares

•	when you want to send the proceeds to a third party

•	when the address of record on the account has changed in the past 30 days

You do not need a signature guarantee if you want money wired or sent via ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

Timing of payment for shares you sell Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be the same day it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

•	when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

•	when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

Limits on exchanges, purchases, and redemptions Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days’ notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

The funds frown upon short-term and other excessive trading into and out of the funds, particularly market-timing trades. Excessive trading may harm fund performance by disrupting portfolio management strategies and by increasing expenses.

The funds have policies in place to deter any possible market timing trading of the funds’ shares, and intend to enforce these policies vigorously. At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of market timing. The transfer agent monitors trading activity on all accounts and automatically detects any account that reaches 12 exchanges in a calendar year. In addition, the funds may reject or limit any purchase orders, including exchanges, from market timers or investors that may be disruptive to the funds.

How the funds value their holdings We typically value securities using market quotations or information furnished by a pricing service. However, the fund’s Board of Directors has directed that in certain circumstances, we may use so-called fair value prices that are provided by MCA. There are two main types of circumstances when fair value prices may be used:

•	when MCA has identified a “significant event” (usually an event that occurs after the principal market for a certain security has closed, but while the funds are still open)

•	when market quotations are not available

Whenever a fund uses fair value pricing, its value for a security is likely to be different from the last quoted market or pricing service price.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you are not able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds do not price their shares.

How the funds calculate share prices We calculate a net asset value per share (NAV), or share price, for each fund and share class every day the funds are open for business. With each fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtracts its total liabilities, and divide the result by the number of shares outstanding.

The price at which you buy shares is calculated as follows:

•	Class A shares: NAV, adjusted for any applicable sales charges (see “Choosing a Share Class”)

•	Class C shares: NAV

The price at which you sell shares is calculated as follows:

•	Class A and C shares: NAV, adjusted for any applicable sales charges taken out of the proceeds (see “Choosing a Share Class”)

How we calculate deferred sales charges When you sell shares that have a contingent deferred sales charge (CDSC), we calculate the CDSC as a percentage of what you paid for the shares or the amount at which you’re selling them — whichever results in the lower charge to you. In processing your orders to sell shares, we sell the shares with the lowest CDSC first.

Exchanges from one fund into another do not affect your CDSC. The CDSC for any share you sell is based on the date you originally invested that money with Mercantile Funds.

There are certain cases in which you may be exempt from a CDSC, including shares that are sold:

•	in connection with the death or disability of an account owner (including a joint owner)

•	through an automatic withdrawal plan that is withdrawing less than 10% per year of your total account value

•	in connection with certain retirement or benefit plans

•	for certain loan advances, hardship provisions, or returns of excess contributions to a tax-advantaged investment plan

In each of these cases, there are other provisions that apply. To find out if you are eligible for a waiver, call 800-551-2145 or speak with your financial advisor.

Share certificates We do not issue share certificates.

IF YOU CANNOT REACH US BY PHONE

Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on page XX.

SELLING SHARES IN TRUST, BUSINESS, OR ORGANIZATION ACCOUNTS

Selling shares in these types of accounts often requires additional documentation. Please call 800-551-2145 or contact your financial advisor for more information.

Other Rights We Reserve

You should be aware that we may do any of the following:

•	reject your account application if you fail to give us a correct Social Security or other tax ID number

•	withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

•	close your account and send you the proceeds if the value of your account falls below $1,000 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days’ notice so you can either increase your balance or close your account

•	pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell them, you may pay brokerage charges.

•	change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

•	suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares

•	withdraw or suspend the offering of shares at any time

•	reject any order we believe may be fraudulent or unauthorized

•	reject any telephone redemption if we believe it is advisable to do so

•	reject or limit purchases of shares for any reason

DISTRIBUTIONS AND TAXES

Mutual funds pass along to shareholders virtually all of their net earnings. There are two basic ways a fund can earn money: by receiving interest, dividends, or other income payments from securities it holds, or by selling securities for more than what it paid for them. Keep in mind that a fund’s earnings are separate from any gains or losses you may realize from your own transactions in fund shares. A fund is not necessarily obligated to pay its shareholders a distribution during any particular period.

When the funds pay dividends and distributions The funds may declare and pay any capital gains distributions at least annually, and any income dividends (which may include any short-term capital gains) according to the following schedule:

Dividend and Distributions Schedule	Dividends declared and paid
Growth & Income Fund	Declared and paid monthly
Equity Income Fund	Declared and paid monthly
Equity Growth Fund	Declared and paid every six months
Capital Opportunities Fund	Declared and paid once a year
International Equity Fund	Declared and paid every six months
Diversified Real Estate Fund	Declared and paid every three months

A fund may also pay dividends and capital gain distributions at other times if it means that the fund would otherwise have to pay federal income or excise tax.

Choices for receiving dividends and distributions You can choose how you receive your dividends and distributions. You can:

•	have all dividends and distributions automatically reinvested in fund shares, at NAV (this is the only option for retirement accounts and other tax-deferred accounts)

•	have all dividends and distributions sent to you by check or sent to your bank account by ACH transfer

•	have all dividends and distributions invested in a different fund of your choice

•	have your dividends reinvested and your distributions sent to you by check, or vice versa

Please indicate your preference on your application. If you don’t give us any instructions, we will reinvest all dividends and distributions in the fund from which they originated. To change the dividend and distribution arrangement on an existing account, call 800-551-2145.

Note that if you invested through a financial institution rather than directly with Mercantile Funds, any dividend or distribution payments you request will be wired to your financial institution. Also note that if any dividend or distribution payments are returned as undeliverable, those payments and any future payments will be reinvested until we receive valid instructions otherwise. You will not receive any interest on uncashed dividend and distribution checks.

Tax consequences of buying and selling fund shares In general, buying and selling fund shares will have tax consequences for you. (An important exception is an IRA or other tax-advantaged account.) When you sell shares, you typically will realize either a capital gain or loss. If you have a gain, how it is taxed depends in part on how long you owned the share. Note that for tax purposes, an exchange from one fund to another counts as a sale.

Tax status of dividends and distributions The tax status of the fund earnings you receive and your own fund transactions generally depends on their type:

Generally taxed at ordinary income rates:

•	short-term capital gains from selling fund shares

•	taxable income dividends paid by a fund (although non-corporate taxpayers may be entitled to a reduced tax rate on these dividends based on the amount of qualified dividend income received by the funds)

•	short-term capital gains distributions paid by a fund

Generally taxed at capital gains rates:

•	long-term capital gains from selling fund shares

•	long-term capital gains distributions paid by a fund

If a fund’s distributions exceed its net income and gain — as may be the case for the Diversified Real Estate Fund because REIT distributions often include a non-taxable return of capital — that excess will generally result in a non-taxable return of capital to you. A significant portion of the REIT dividends are usually considered ordinary income and do not qualify for the lower tax rate generally applied to the dividends of other equity investments. Other distributions in the Growth & Income, Equity Income, Equity Growth, Capital Opportunities and International Equity Funds generally will be taxable as ordinary income; however, non-corporate taxpayers may be entitled to a reduced tax rate on such distributions based on the amount of qualified dividend income (“QDI”) received by the Fund from domestic corporations and certain foreign corporations.

In addition, fund payments and transactions may be subject to state and local taxes.

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Tax status statements Each Mercantile Fund mails out detailed tax information to its shareholders soon after the end of each calendar year. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.

REITs often do not provide complete tax information to the Diversified Real Estate Fund until after calendar year-end. It may be necessary for the fund to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Note that dividends or distributions that are declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Because each shareholder’s tax situation is unique, ask your tax professional for more information about the possible tax consequences of your Mercantile Fund investments.

“BUYING A DIVIDEND”

If you invest right before a fund pays a dividend, you will be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don’t need to worry about this.

Service Providers

Management and support services are provided to the funds by several organizations.

Investment Adviser and Administrator

Mercantile Capital Advisors, Inc.

Baltimore, MD

Custodian

The Fifth Third Bank

Cincinnati, OH

Transfer Agent

BISYS Fund Services Ohio, Inc.

Columbus, OH

Distributor

Mercantile Investment Services, Inc.

Boston, MA

FOR MORE INFORMATION

You will find more information about the funds in the following documents:

Annual and Semi-Annual Reports The funds’ annual and semi-annual reports contain more information about the funds. The funds’ annual report contains a discussion about the market conditions and investment strategies that had a significant effect on the funds’ performance during the last fiscal year.

Statement of Additional Information (SAI) The SAI contains detailed information about the funds and their policies. It is incorporated by reference into and legally considered to be part of this prospectus.

You can get a free copy of these documents, request other information about the funds and make shareholder inquiries by calling 800-551-2145 or writing to:

Mercantile Funds

Mutual Fund Administration

Two Hopkins Plaza

Baltimore, MD 21201

800-551-2145

www.mercantilemutualfunds.com

If you buy your shares through a financial institution, you may contact your institution for more information.

You may review and obtain copies of the funds’ documents by visiting the SEC’s Public Reference Room in Washington, DC. You may also obtain copies of the funds’ documents after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

SEC File Number: 811-5782

Mercantile Fixed Income Funds

Retail Shares

PROSPECTUS         September 30, 2004

Low Duration Bond Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

www.mercantilemutualfunds.com

Not FDIC insured. May lose value. No bank guarantee.

As with all mutual funds, the Securities and Exchange Commission makes no determination about the merits of these funds’ shares or the accuracy or completeness of this prospectus. Anyone who tells you otherwise is committing a crime.

(Logo) Mercantile Mutual Funds

Inside this Prospectus

About the Funds:

Descriptions of each fund’s goals, strategy and main risks, along with information on past performance, and costs.

Low Duration Bond Fund	00
Limited Maturity Bond Fund	00
Total Return Bond Fund	00
Maryland Tax-Exempt Bond Fund	00
Tax-Exempt Limited Maturity Bond Fund	00
National Tax-Exempt Bond Fund
Additional Information on Policies and Risks	00
The Investment Adviser and Sub-adviser	00

How to Invest:

Information, instructions, and policies to know about your fund account and transactions	00
Choosing a Share Class	00
How To Buy, Sell and Exchange Fund Shares	00
Shareholder Services and Policies	00
Policies About Transactions	00
Distributions and Taxes	00
For More Information	00

About the Funds

Inside this prospectus is information about the bond portfolios offered by the Mercantile Funds: the Low Duration Bond Fund, the Limited Maturity Bond Fund, the Total Return Bond Fund, the Maryland Tax-Exempt Bond Fund, the Tax-Exempt Limited Maturity Bond Fund and the National Tax-Exempt Bond Fund.

On the following pages, you will find information about each fund’s investment goal, the main strategies each fund uses to purse that goal, the main risks that could affect performance, the past performance for each fund measured on both a year-by-year and long-term basis and the fees and expenses you will pay as an investor in each fund.

Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money be investing in them.

Low Duration Bond Fund

The fund’s goal is to seek maximum current income without undue risk to principal.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade debt securities in the top three rankings of credit quality. The fund intends to invest in a broad range of bonds and other debt securities. The fund seeks to minimize fluctuations in share price by maintaining a weighted average duration of three years or less.

In managing the fund, the adviser monitors U.S and international economic trends, and uses both fundamental analysis and proprietary quantitative models to develop interest rate forecasts. Based on these forecasts, the adviser adjusts portfolio duration relative to the fund’s benchmark, the Merrill Lynch U.S. Treasuries 1-3 Year Index. The adviser may lengthen duration to increase income when interest rates appear likely to fall, and shorten duration to protect principal when rates appear likely to rise.

The adviser also looks at economic, political, and market trends in order to identify which bond sectors may be undervalued or overvalued at any given time. Based on its analysis, the adviser shifts portfolio assets into targeted sectors and out of sectors that appear overvalued.

In choosing individual securities, the adviser considers such factors as credit quality, current yield, relative price, yield to maturity, and liquidity, as well as overall economic conditions, business cycles, and potential short- and long-term trends. The adviser favors securities that appear to offer additional opportunities for income and yield. The adviser may trade securities actively.

Reasons for the adviser to sell a security include actual or anticipated economic changes or credit deterioration, or if the adviser believes that other securities may offer comparatively better value or that continued ownership of the security is not consistent with the fund’s goal.

Main types of securities the fund may hold

•	U.S. government and agency securities, and repurchase agreements backed by these securities

•	U.S. dollar-denominated foreign corporate and government debt securities

•	Mortgage-backed securities

•	Asset-backed securities

•	Collateralized mortgage obligations

Major policies/limits

•	No more than 25% of total assets in foreign corporate and government debt securities, all of which must be U.S. dollar-denominated securities

•	Maintains a weighted average duration of three years or less

Definitions

Debt securities, debt obligations

Investments representing the issuer’s promise to repay debt, with interest (as opposed to stocks, which represent ownership in the issuer). The most familiar debt securities are bonds, but there are numerous other types as well.

Mortgage-backed security

A type of debt security representing an interest in a pool of mortgage loans.

Asset-backed security

A type of debt security representing an interest in a pool of non-mortgage debt, such as auto loan or credit card receivables.

Duration

A complex measurement that encompasses a debt investment’s maturity as well as the timing and amount of its anticipated payments. Duration is similar to weighted average maturity but is considered the more accurate predictor of an investment’s sensitivity to interest rate changes. In calculating the duration of the fund’s portfolio, each security is “weighted” according to its proportion of the fund’s assets.

This fund is designed for investors who want the potential for higher yields than a money market fund and can accept fluctuation of their investment value.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its credit quality.

Call, Prepayment and Extension Risks

Certain securities, including mortgage- or asset-backed securities, can be called in or paid off before their maturity date. These securities are sensitive to any interest rate behavior that is unexpected. An unexpected fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall.

Credit Risk

Any decline in the creditworthiness of an issuer, or in the market’s assessment of the issuer’s creditworthiness, can cause the issuer’s debt securities to fall in price. In extreme cases, an issuer may go into default (be unable to make the scheduled payments to its debt holders), potentially making its debt securities worthless. Credit risk tends to increase as the health of the economy decreases, and is a greater risk for lower-rated securities than higher-rated ones. Other factors that may affect an issuer’s creditworthiness include inept or unethical management, changes in public policy, and global competition.

Management Risk

The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Foreign Investment Risk

Risks associated with investing in foreign issuers include, but are limited to: the risk that a security’s value will be hurt by changes in foreign political or social conditions, including changes in policies restricting foreign investments; the possibility of heavy taxation, nationalization or exportation of assets; and increased difficulty obtaining information on foreign securities or companies. There also may be less government regulation of foreign securities markets.

Active Trading Risk

Although the fund does not seek capital appreciation, it may generate capital gains in the course of its operations. Active trading may increase the frequency and amount of the fund’s capital gain distributions, which generally are taxable to investors (although not for shares held in tax-advantaged retirement accounts such as 401(k) or IRA accounts). Active trading also generates higher transaction costs, which can reduce fund performance.

Repurchase Agreement Risk

The fund’s performance could be hurt if the counterparty to a repurchase agreement does not honor its contractual obligations.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Boyd Watterson Asset Management LLC (“Boyd Watterson”) serves as the fund’s sub-adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Brian Gevry, CFA

•	Chief Operating Officer and Assistant Chief Investment Officer, Boyd Watterson

•	Began investment career at Boyd Watterson in 1991

•	Has managed the fund since inception (2004)

Deborah S. Winch, CFA

•	Senior Vice President, Boyd Watterson

•	Began investment career at Boyd Watterson in 1990

•	Has managed the fund since inception (2004)

This fund does not yet have performance information to show in this prospectus.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see page XX.

Shareholder Fees	Class A	Class C
Maximum sales charge on purchases (% of offering price)	2.75%	None
Maximum deferred sales charge (% of purchase price	None (1)	1.00%
or sale proceeds whichever is lower)

Annual Operating Expenses
Management Fees	0.30%	0.30%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.50%	0.50%

Total Fund Operating Expenses*	1.30%	1.80%

[1]	Except for investments of $1 million or more. See page XX.

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

	Class A	Class C
Management Fees	0.13%	0.13%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.50%	0.50%

Total Fund Operating Expenses (after waivers and expense limitations)	1.13%	1.63%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$404	$676	$968	$1800
Class C Shares
If you sold your shares at period’s end	$286	$566	$975	$2116
If you still held your shares	$183	$566	$975	$2116

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of each share class. Total return figures show the percentage an investor would have gained or lost during the period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Class A	Class C
	For the Period 3/15/04 [1] to 05/31/04	For the Period 3/15/04 [1] to 05/31/04
Net Asset Value, Beginning of Period	$10.00	$10.00

Income From Investment Operations:
Net Investment Income	0.01	0.01
Net Realized and Unrealized
Gain (Loss) on Investments	—	(0.03)

Total From Investment Operations	0.01	(0.02)

Less Distributions to Shareholders from:
Net Investment Income	(0.01)	(0.01)
Net Capital Gains	—	(0.08)

Total Distributions	(0.01)	(0.09)

Net Asset Value, End of Period	$9.85	$9.85

Total Return	(1.33)%	(1.42)%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$11	$11
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.85%[2]	1.30%[2]
Before Expense Waiver	1.06%[2]	3.45%[2]
Ratio of Net Investment Income to Average
Net Assets	9.04%[2]	9.04%[2]
Portfolio turnover rate

[1]	Commencement of Operations

[2]	Annualized

Limited Maturity Bond Fund

The fund’s goal is to seek as high a level of current income as is consistent with protection of capital.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of bonds and other debt securities. The fund will generally purchase investment grade debt obligations in the top four highest rankings of credit quality. The fund may also invest up to 10% of its net assets in non-investment grade debt securities, also known as junk bonds. Under normal circumstances, the adviser expects the fund’s portfolio to have an average weighted maturity of one to five years.

In managing the fund, the adviser monitors U.S. and international economic trends, and uses both fundamental analysis and proprietary quantitative models to develop interest rate forecasts. Based on these forecasts, the adviser may adjust portfolio duration relative to the fund’s benchmark, the Merrill Lynch 1-5 Year Government/Corporate Index. The adviser may lengthen duration to increase income when interest rates appear likely to fall, and shorten duration to protect principal when rates appear likely to rise.

The adviser also looks at economic, political, and market trends in order to identify which bond sectors may be undervalued or overvalued at any given time. Based on its analysis, the adviser shifts portfolio assets into targeted sectors and out of sectors that appear overvalued.

In choosing individual securities, the adviser considers such factors as credit quality, current yield, relative price, yield to maturity, and liquidity, as well as overall economic conditions, business cycles, and potential short- and long-term trends. The adviser favors securities that appear to offer additional opportunities for income or yield. The adviser may trade securities actively.

Reasons for the adviser to sell a security include actual or anticipated economic changes or credit deterioration, or if the adviser believes that other securities may offer comparatively better value or that continued ownership of the security is not consistent with the fund’s goal.

Occasionally, the rating of a security held by the fund may be downgraded below investment grade. If that happens, the adviser does not have to sell the security unless the adviser determines that, under the circumstances, the security is no longer an appropriate investment for the fund.

Main types of securities the fund may hold

•	U.S. dollar-denominated corporate bonds, notes, and debentures of U.S. and foreign issuers

•	U.S. government and agency securities, and repurchase agreements backed by these securities

•	Mortgage-backed securities

•	Asset-backed securities

Major policies/limits

•	No more than 25% of total assets in debt securities of foreign corporations and governments

•	No more than 10% of its net assets in junk bonds

•	Maintain an average weighted maturity of one to five years

Definitions

Debt securities, debt obligations

Investments representing the issuer’s promise to repay debt, with interest (as opposed to stocks, which represent ownership in the issuer). The most familiar debt securities are bonds, but there are numerous other types as well.

Mortgage-backed security

A type of debt security representing an interest in a pool of mortgage loans.

Asset-backed security

A type of debt security representing an interest in a pool of non-mortgage debt, such as auto loan or credit card receivables.

Average weighted maturity

The average amount of time until the fund’s portfolio securities mature, or make their final payment. In making the calculation, each security is “weighted” according to its proportion of the fund’s assets.

This fund may be appropriate for investors seeking moderate income with fairly low risk of volatility.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its credit quality.

Call, Prepayment and Extension Risks

Certain securities, including mortgage- or asset-backed securities, can be called in or paid off before their maturity date. These securities are sensitive to any interest rate behavior that is unexpected. An unexpected fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall.

Credit Risk

Any decline in the creditworthiness of an issuer, or in the market’s assessment of the issuer’s creditworthiness, can cause the issuer’s debt securities to fall in price. In extreme cases, an issuer may go into default (be unable to make the scheduled payments to its debt holders), potentially making its debt securities worthless. Credit risk tends to increase as the health of the economy decreases, and is a greater risk for lower-rated securities than higher-rated ones. Other factors that may affect an issuer’s creditworthiness include inept or unethical management, changes in public policy, and global competition.

Management Risk

The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Foreign Investment Risk

Risks associated with investing in foreign issuers include, but are limited to: the risk that a security’s value will be hurt by changes in foreign political or social conditions, including changes in policies restricting foreign investments; the possibility of heavy taxation, nationalization or exportation of assets; and increased difficulty obtaining information on foreign securities or companies. There also may be less government regulation of foreign securities markets.

Repurchase Agreement Risk

The fund’s performance could be hurt if the counterparty to a repurchase agreement or a derivative does not honor its contractual obligations.

Junk Bond Investment Risk

Generally, non-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

Active Trading Risk

Although the fund does not seek capital appreciation, it may generate capital gains in the course of its operations. Active trading may increase the frequency and amount of the fund’s capital gain distributions, which generally are taxable to investors (although not for shares held in tax-advantaged retirement accounts such as 401(k) or IRA accounts). Active trading also generates higher transaction costs, which can reduce fund performance.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Boyd Watterson Asset Management LLC (“Boyd Watterson”) serves as the fund’s sub-adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Brian Gevry, CFA

•	Chief Operating Officer and Assistant Chief Investment Officer, Boyd Watterson

•	Began investment career at Boyd Watterson in 1991

•	Has managed the fund since August 2003

Deborah S. Winch, CFA

•	Senior Vice President, Boyd Watterson

•	Began investment career at Boyd Watterson in 1990

•	Has managed the fund since August 2003

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

Prior to 9/30/02, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

All performance figures assume that dividends and distributions were reinvested.

CALENDAR YEAR TOTAL RETURNS (%) Class A, as of 12/31 each year

Year-By-Year Performance

The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges or taxes, and would be lower if it did.

BEST QUARTER:

WORST QUARTER:

YTD RETURN as of 6/30/04:

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	10 Year
Class A
Before Taxes	1.97%	4.31%	4.88%
After taxes on distributions (assumes shares are still held)	1.11%	2.43%	2.77%
After taxes on distributions and sale of fund shares	1.28%	2.50%	2.83%
(assumes shares were sold at end of period)

Class C
Before Taxes	1.37%	3.77%	4.35%

Index
Merrill Lynch 1-5 Year Corp/Gov’t Index	3.30%	6.21%	6.25%
Lehman Mutual Fund Short 1-5 Year Gov’t/Credit Bond Index	3.35%	6.27%	6.26%
(unmanaged indices generally representative of the performance of government and corporate bonds with remaining maturities of between one and five years )

Performance Since Inception

This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see page XX.

Shareholder Fees	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.25%	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None (1)	1.00%

Annual Operating Expenses
Management Fees	0.35%	0.35%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.25%	0.25%

Total Fund Operating Expenses*	1.10%	1.60%

[1]	Except for investments of $1 million or more. See page XX.

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

	Class A	Class C
Management Fees	0.28%	0.28%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.25%	0.25%

Total Fund Operating Expenses (after waivers and expense limitations)	1.03%	1.53%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$532	$760	$1005	$1708
Class C Shares
If you sold your shares at period’s end	$266	$505	$871	$1900
If you still held your shares	$163	$505	$871	$1900

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of each share class. Total return figures show the percentage an investor would have gained or lost during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Class A		Class C
	For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03	For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03
Net Asset Value, Beginning of Period	$10.56	$10.46	$10.55	$10.46

Income From Investment Operations:
Net Investment Income	0.24	0.20	0.19	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(0.25)	0.10	(0.24)	0.09

Total From Investment Operations	(0.01)	0.30	(0.05)	0.25

Less Distributions to Shareholders from:
Net Investment Income	(0.24)	(0.20)	(0.19)	(0.16)
Net Capital Gains	—	—	—	—

Total Distributions	(0.24)	(0.20)	(0.19)	(0.16)

Net Asset Value, End of Period	$10.31	$10.56	$10.31	$10.55

Total Return	(0.11)%	2.84%	(0.52)%	2.41%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,506	$262	$1,035	$155
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.00%	1.00%[2]	1.50%	1.50%[2]
Before Expense Waiver	1.10%	1.10%[2]	1.60%	1.63%[2]
Ratio of Net Investment Income to Average Net Assets	2.27%	2.64%[2]	1.76%	2.03%[2]
Portfolio turnover rate	81.05%	62.07%	81.05%	62.07%

[1]	Commencement of Operations

[2]	Annualized

Total Return Bond Fund

The fund’s goal is to seek as high a level of income as is consistent with relative protection of capital and, within this context, to invest for total return as well.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of bonds and other debt securities. The fund will generally purchase investment grade debt obligations in the top four highest rankings of credit quality. The fund may also invest up to 15% of its net assets in non-investment grade debt securities, also known as junk bonds. Under normal circumstances, the adviser expects the fund’s portfolio to have an average weighted maturity of between four and 15 years.

In managing the fund, the adviser monitors U.S. and economic trends, and uses both fundamental analysis and proprietary quantitative models to develop interest rate forecasts. Based on these forecasts, the adviser adjusts portfolio duration relative to the fund’s benchmark, the Lehman Brothers Aggregate Bond Index. The adviser generally lengthens duration when interest rates appear likely to fall, and shorten duration when rates appear likely to rise.

The adviser also looks at economic, political, and market trends in order to identify which bond sectors may be undervalued or overvalued at any given time. Based on its analysis, the adviser shifts portfolio assets into targeted sectors and out of sectors that appear overvalued.

The adviser also considers the effect a security might have on the fund’s total return. In choosing individual securities, the adviser considers such factors as credit quality, current yield, relative price, yield to maturity, and liquidity, as well as overall economic conditions, business cycles, and potential short-and long-term trends. The adviser favors securities that appear to offer above-average potential for price appreciation or a credit upgrade. The adviser may trade securities actively.

Reasons for the adviser to sell a security include actual or anticipated economic changes or credit deterioration, or if the adviser believes that other securities may represent better opportunities or that continued ownership of the security is not consistent with the fund’s goal.

Occasionally, the rating of a security held by the fund may be downgraded below investment grade. If that happens, the adviser does not have to sell the security unless the adviser determines that, under the circumstances, the security is no longer an appropriate investment for the fund.

Main types of securities the fund may hold

•	U.S. dollar-denominated corporate bonds, notes, and debentures of U.S. and foreign issuers

•	U.S. government and agency securities, and repurchase agreements backed by these securities

•	Mortgage-backed securities

•	Asset-backed securities

Major policies/limits

•	No more than 25% of total assets in U.S. dollar-denominated debt securities of foreign corporations and governments

•	No more than 15% of its net assets in junk bonds

•	Maintain an average weighted maturity of four to fifteen years

Definitions

Debt securities, debt obligations

Investments representing the issuer’s promise to repay debt, with interest (as opposed to stocks, which represent ownership in the issuer). The most familiar debt securities are bonds, but there are numerous other types as well.

Total return

For a mutual fund, the fund’s overall investment performance, net of expenses, over a stated period of time, including any changes in share price as well as any distributions paid to shareholders.

Mortgage-backed security

A type of debt security representing an interest in a pool of mortgage loans.

Asset-backed security

A type of debt security representing an interest in a pool of non-mortgage debt, such as auto loan or credit card receivables.

Average weighted maturity

The average amount of time until the fund’s portfolio securities mature, or make their final payment. In making the calculation, each security is “weighted” according to its proportion of the fund’s assets.

Investors looking for an income investment that also offers the potential for moderate growth over time may want to consider this fund.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its credit quality.

Call, Prepayment and Extension Risks

Certain securities, including mortgage- or asset-backed securities, can be called in or paid off before their maturity date. These securities are sensitive to any interest rate behavior that is unexpected. An unexpected fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall.

Credit Risk

Any decline in the creditworthiness of an issuer, or in the market’s assessment of the issuer’s creditworthiness, can cause the issuer’s debt securities to fall in price. In extreme cases, an issuer may go into default (be unable to make the scheduled payments to its debt holders), potentially making its debt securities worthless. Credit risk tends to increase as the health of the economy decreases, and is a greater risk for lower-rated securities than higher-rated ones. Other factors that may affect an issuer’s creditworthiness include inept or unethical management, changes in public policy, and global competition.

Management Risk

The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Foreign Investment Risk

Risks associated with investing in foreign issuers include, but are limited to: the risk that a security’s value will be hurt by changes in foreign political or social conditions, including changes in policies restricting foreign investments; the possibility of heavy taxation, nationalization or exportation of assets; and increased difficulty obtaining information on foreign securities or companies. There also may be less government regulation of foreign securities markets.

Repurchase Agreement Risk

The fund’s performance could be hurt if the counterparty to a repurchase agreement or a derivative does not honor its contractual obligations.

Junk Bond Investment Risk

Generally, non-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

Active Trading Risk

Although the fund does not seek capital appreciation, it may generate capital gains in the course of its operations. Active trading may increase the frequency and amount of the fund’s capital gain distributions, which generally are taxable to investors (although not for shares held in tax-advantaged retirement accounts such as 401(k) or IRA accounts). Active trading also generates higher transaction costs, which can reduce fund performance.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Boyd Watterson Asset Management LLC (“Boyd Watterson”) serves as the fund’s sub-adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Brian Gevry, CFA

•	Chief Operating Officer and Assistant Chief Investment Officer, Boyd Watterson

•	Began investment career at Boyd Watterson in 1991

•	Has managed the fund since August 2003

David Dirk, CFA

•	Vice President, Boyd Watterson

•	Began investment career at Boyd Watterson in 1996

•	Has managed the fund since August 2003

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

Prior to 9/30/02, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

All performance figures assume that dividends and distributions were reinvested.

CALENDAR YEAR TOTAL RETURNS (%) Class A, as of 12/31 each year

Year-By-Year Performance

The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges or taxes, and would be lower if it did.

BEST QUARTER:

WORST QUARTER:

YTD RETURN as of 6/30/04:

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	Since Inception(1)
Class A
Before Taxes	3.80%	5.10%	5.47%
After taxes on distributions (assumes shares are still held)	2.24%	2.86%	3.18%
After taxes on distributions and sale of fund shares	2.49%	2.94%	3.24%
(assumes shares were sold at end of period)
Class C
Before Taxes	3.28%	4.57%	4.94%
Index
Lehman Aggregate Bond Index	4.11%	6.62%	6.94%
(an unmanaged index comprised of the Lehman Gov/Credit Bond Index, its Mortgage-Backed Securities Index and its Asset-Backed Securities Index )

(1)	3/1/98 for fund, 2/28/98 for index

Performance Since Inception

This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see page XX.

Shareholder Fees	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.25%	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None (1)	1.00%

Annual Operating Expenses
Management Fees	0.35%	0.35%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.21%	0.21%

Total Fund Operating Expenses*	1.06%	1.56%

[1]	Except for investments of $1 million or more. See page XX.

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

	Class A	Class C
Management Fees	0.32%	0.32%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.21%	0.21%

Total Fund Operating Expenses (after waivers and expense limitations)	1.03%	1.53%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$528	$748	$985	$1664
Class C Shares
If you sold your shares at period’s end	$262	$493	$850	$1856
If you still held your shares	$159	$493	$850	$1856

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of each share class. Total return figures show the percentage an investor would have gained or lost during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Class A			Class C
	For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03		For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03
Net Asset Value, Beginning of Period	$10.19	$9.95		$10.19	$9.95

Income From Investment Operations:
Net Investment Income	0.37	0.26		0.32	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.39)	0.26		(0.40)	0.25

Total From Investment Operations	(0.02)	0.52		(0.08)	0.49

Less Distributions to Shareholders from:
Net Investment Income	(0.42)	(0.28)		(0.37)	(0.25)
Net Capital Gains	—	—		—	—

Total Distributions	(0.42)	(0.28)		(0.37)	(0.25)

Net Asset Value, End of Period	$9.75	$10.19		$9.74	$10.19

Total Return	(0.28)%	5.32%		(0.79)%	5.03%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$871	$85		$332	$76
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.00%	1.00	% [2]	1.50%	1.50	% [2]
Before Expense Waiver	1.06%	1.11	% [2]	1.56%	1.63	% [2]
Ratio of Net Investment Income to Average
Net Assets	3.18%	3.45	% [2]	2.63%	2.65	% [2]
Portfolio turnover rate	158.05%	108.44%		158.05%	108.44%

[1]	Commencement of Operations

[2]	Annualized

Maryland Tax-Exempt Bond Fund

The fund’s goal is to seek a high level of interest income that is exempt from federal and Maryland state and local income taxes.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade municipal bonds and other municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and other government issuers (which may include issuers located outside of Maryland). The fund will only purchase investment grade municipal obligations in the top four highest rankings of credit quality.

In managing the fund, the adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities, and issuers. In choosing individual securities, the adviser considers such factors as credit quality, current yield, relative price, yield to maturity, and liquidity. Although the fund may invest in securities of any maturity, under normal market and economic conditions the fund will invest primarily in obligations with medium and long maturities.

Reasons for the adviser to sell a security include actual or anticipated economic changes or credit deterioration, or if the adviser believes that other securities may represent better opportunities or that continued ownership of the security is not consistent with the fund’s goal.

Occasionally, the rating of a security held by the fund may be downgraded below investment grade. If that happens, the adviser does not have to sell the security unless the adviser determines that, under the circumstances, the security is no longer an appropriate investment for the fund.

Main types of securities the fund may hold

•	Maryland tax exempt municipal obligations, including general obligations, revenue and private activity bonds

•	Interest rate swaps and futures on such swaps (for hedging purposes only)

Major policies/limits

•	Short-term municipal obligations purchased by the fund must have one of the two highest rankings of credit quality or will be unrated securities that the adviser has determined to be of comparable quality

•	Private activity bonds may not be counted as tax-exempt for purposes of the fund’s 80% investment policy

•	No more than 20% of total assets in interest rate swaps

•	The fund is not diversified

Definitions

Municipal obligation

A debt security issued by a state or municipal issuer, or by another party through a municipal issuer’s capacity. Municipalities typically issue these obligations to raise funds for general expenses or for specific civic purposes, such as public works projects. The interest paid by municipal obligations typically (though not always) is exempt from federal income tax and federal alternative minimum tax. For residents of the issuer’s state, the interest also may be exempt from state and local income taxes.

General obligation

A type of municipal obligation backed by the full faith, credit, and taxing power of the issuer.

Revenue obligation

A type of municipal obligation backed by a specific source of revenue (such as the tolls collected on a highway), rather than by the credit of the issuer.

Private activity bond

A type of municipal revenue obligation backed by a private user of a municipally financed facility (such as a private electric utility operating a municipal power plant). The interest on these obligations may be subject to the federal alternative minimum tax.

Interest rate swap; future on interest rate swap

A contract between two parties resulting in an agreement to swap the income streams from two different sources. A future on an interest rate swap is a contract giving the holder the right (or holding them obligated) to enter into a swap at a future date. Swaps and futures on swaps are both considered derivatives (investments whose value is derived from that of one or more securities, indexes, currencies, or other reference data).

This fund may interest Maryland taxpayers who seek an income investment that is designed to be free from federal, state, and local income taxes.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its credit quality.

Credit Risk

Any decline in the creditworthiness of an issuer, or in the market’s assessment of the issuer’s creditworthiness, can cause the issuer’s debt securities to fall in price. In extreme cases, an issuer may go into default (be unable to make the scheduled payments to its debt holders), potentially making its debt securities worthless. Credit risk tends to increase as the health of the economy decreases, and is a greater risk for lower-rated securities than higher-rated ones. Other factors that may affect a municipal issuer’s creditworthiness include population dynamics, resistance to tax increases, and declines in state and federal aid.

Management Risk

The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Taxability Risk

If the fund, whether intentionally or not, invests in securities whose interest is not tax-exempt, then a portion of the income paid to shareholders may be subject to one or more of the taxes mentioned in the Main Strategies section.

Call Risks

Certain municipal securities can be called in or paid off before their maturity date. These securities are sensitive to any interest rate behavior that is unexpected. An unexpected fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall.

Non-Diversification Risk

Because the fund is not diversified, it could invest a large portion of assets in a small number of issuers, meaning that any change in the value of these issuers’ securities could have a significant impact on the fund’s share price and performance.

Interest Rate Swap Risk

The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Like other derivative securities, these instruments can be highly volatile. If the adviser is incorrect in its forecast of interest rates, the investment performance of the fund would be less favorable than it would have been if these instruments were not used. The fund may also suffer a loss if the other party to the interest rate swap defaults.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Ronald M. Shostek, CFA

•	Vice President, MCA

•	Primary portfolio manager for the fund (since 2000)

•	At MCA or its predecessor since 2000

•	Began investment career in 1993

Mark G. McGlone

•	Senior Vice President, MCA

•	Co-portfolio manager for the fund (since 2003)

•	At MCA or its predecessor since 1981

•	Began investment career in 1981

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

Prior to 9/30/02, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

All performance figures assume that dividends and distributions were reinvested.

CALENDAR YEAR TOTAL RETURNS (%) Class A, as of 12/31 each year

Year-By-Year Performance

The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges or taxes, and would be lower if it did.

BEST QUARTER:

WORST QUARTER:

YTD RETURN as of 6/30/04:

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	10 Year
Class A
Before Taxes	2.88%	4.08%	4.13%
After taxes on distributions (assumes shares are still held)	2.88%	4.08%	4.13%
After taxes on distributions and sale of fund shares	2.82%	4.04%	4.13%
(assumes shares were sold at end of period)
Class C
Before Taxes	2.46%	3.58%	3.62%
Index
Lehman Maryland Municipal Bond Index	4.85%	5.54%	5.69%
(an unmanaged index that tracks the performance of Maryland municipal bonds )

Performance Since Inception

This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see page XX.

Shareholder Fees	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.25%	None
Maximum deferred sales charge (% of purchase price	None (1)	1.00%
or sale proceeds whichever is lower)

Annual Operating Expenses
Management Fees	0.50%	0.50%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.30%	0.30%

Total Fund Operating Expenses*	1.30%	1.80%

[1]	Except for investments of $1 million or more. See page XX.

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

	Class A	Class C
Management Fees	0.23%	0.23%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.30%	0.30%

Total Fund Operating Expenses	1.03%	1.53%

(after waivers and expense limitations)

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$552	$820	$1108	$1926
Class C Shares
If you sold your shares at period’s end	$286	$566	$975	$2116
If you still held your shares	$183	$566	$975	$2116

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of each share class. Total return figures show the percentage an investor would have gained or lost during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Class A			Class C
	For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03		For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03
Net Asset Value, Beginning of Period	$11.32	$11.31		$11.32	$11.31

Income From Investment Operations:
Net Investment Income	0.30	0.21		0.24	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	0.01		(0.29)	0.01

Total From Investment Operations	0.01	0.22		(0.05)	0.18

Less Distributions to Shareholders from:
Net Investment Income	(0.30)	(0.21)		(0.24)	(0.17)
Net Capital Gains	—	—		—	—

Total Distributions	(0.30)	(0.21)		(0.24)	(0.17)

Net Asset Value, End of Period	$11.03	$11.32		$11.03	$11.32

Total Return	0.08%	1.95%		(0.43)%	1.59%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,258	$827		$240	$52
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.00%	1.00	% [2]	1.50%	1.50	% [2]
Before Expense Waiver	1.30%	1.39	% [2]	1.80%	1.83	% [2]
Ratio of Net Investment Income to Average Net Assets	2.67%	2.71	% [2]	2.19%	2.21	% [2]
Portfolio turnover rate	19.37%	19.37%		19.37%	19.37%

[1]	Commencement of Operations

[2]	Annualized

Tax-Exempt Limited Maturity Bond Fund

The fund’s goal is to seek as high a level of income that is exempt from regular federal income tax as is consistent with relative protection of capital.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and the federal alternative minimum tax. The fund will only purchase investment grade municipal obligations in the top four highest rankings of credit quality. The fund intends to invest in a broad range of municipal bonds and other municipal securities issued by or on behalf of U.S. states, municipalities, territories and possessions.

In managing the fund, the adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities, and regions of the country. In choosing individual securities, the adviser considers such factors as credit quality, current yield, relative price, yield to maturity, and liquidity. Although the fund may invest in securities of any maturity, it generally favors those with short and medium maturities. Under normal circumstances, the fund will have an average weighted maturity of between one and five years.

Reasons for the adviser to sell a security include actual or anticipated economic changes or credit deterioration, or if the adviser believes that other securities may represent better opportunities or that continued ownership of the security is not consistent with the fund’s goal.

Occasionally, the rating of a security held by the fund may be downgraded below investment grade. If that happens, the adviser does not have to sell the security unless the adviser determines that, under the circumstances, the security is no longer an appropriate investment for the fund.

Main types of securities the fund may hold

•	Municipal bonds and other municipal obligations, including general obligations, revenue and private activity bonds, issued by or on behalf of U.S. states, municipalities, territories, and possessions

•	Interest rate swaps and futures on such swaps (for hedging purposes only)

Major policies/limits

•	Private activity bonds may not be counted as tax-exempt for purposes of the fund’s 80% investment policy

•	No more than 20% in interest rate swaps

•	Maintain an average weighted maturity of one to five years

Definitions

Municipal obligation

A debt security issued by a state or municipal issuer, or by another party through a municipal issuer’s capacity. Municipalities typically issue these obligations to raise funds for general expenses or for specific civic purposes, such as public works projects. The interest paid by municipal obligations typically (though not always) is exempt from federal income tax and federal alternative minimum tax.

General obligation

A type of municipal obligation backed by the full faith, credit, and taxing power of the issuer.

Revenue obligation

A type of municipal obligation backed by a specific source of revenue (such as the tolls collected on a highway), rather than by the credit of the issuer.

Private activity bond

A type of municipal revenue obligation backed by a private user of a municipally financed facility (such as a private electric utility operating a municipal power plant). The interest on these obligations may be subject to the federal alternative minimum tax.

Average weighted maturity

The average amount of time until the fund’s portfolio securities mature, or make their final payment. In making the calculation, each security is “weighted” according to its proportion of the fund’s assets.

Interest rate swap; future on interest rate swap

A contract between two parties resulting in an agreement to swap the income streams from two different sources . A future on an interest rate swap is a contract giving the holder the right (or holding them obligated) to enter into a swap at a future date. Swaps and futures on swaps are both considered derivatives (investments whose value is derived from that of one or more securities, indexes, currencies, or other reference data).

Investors seeking federally tax-exempt income as well as potentially lower risk to capital may want to consider this fund.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its credit quality.

Credit Risk

Any decline in the creditworthiness of an issuer, or in the market’s assessment of the issuer’s creditworthiness, can cause the issuer’s debt securities to fall in price. In extreme cases, an issuer may go into default (be unable to make the scheduled payments to its debt holders), potentially making its debt securities worthless. Credit risk tends to increase as the health of the economy decreases, and is a greater risk for lower-rated securities than higher-rated ones. Other factors that may affect a municipal issuer’s creditworthiness include population dynamics, resistance to tax increases, and declines in state and federal aid.

Management Risk

The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Taxability Risk

If the fund, whether intentionally or not, invests in securities whose interest is not tax-exempt, then a portion of the income paid to shareholders may be subject to regular federal income tax, alternative minimum tax, or both.

Call Risks

Certain municipal securities can be called in or paid off before their maturity date. These securities are sensitive to any interest rate behavior that is unexpected. An unexpected fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall.

Interest Rate Swap Risk

The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Like other derivative securities, these instruments can be highly volatile. If the adviser is incorrect in its forecast of interest rates, the investment performance of the fund would be less favorable than it would have been if these instruments were not used. The fund may also suffer a loss if the other party to the interest rate swap defaults.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Ronald M. Shostek, CFA

•	Vice President, MCA

•	Primary portfolio manager for the fund (since 2000)

•	At MCA or its predecessor since 2000

•	Began investment career in 1993

Mark G. McGlone

•	Senior Vice President, MCA

•	Co-portfolio manager for the fund (since 2003)

•	At MCA or its predecessor since 1981

•	Began investment career in 1981

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

Prior to 9/30/02, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

All performance figures assume that dividends and distributions were reinvested.

CALENDAR YEAR TOTAL RETURNS (%) Class A, as of 12/31 each year

Year-By-Year Performance

The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges or taxes, and would be lower if it did.

BEST QUARTER:

WORST QUARTER:

YTD RETURN as of 6/30/04:

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	Since Inception(1)
Class A
Before Taxes	1.55%	3.41%	3.67%
After taxes on distributions (assumes shares are still held)	1.55%	3.37%	3.59%
After taxes on distributions and sale of fund shares	1.59%	3.38%	3.59%
(assumes shares were sold at end of period)
Class C
Before Taxes	1.06%	2.89%	3.15%
Index
Lehman 1-8 Year Municipal Bond Index	3.71%	5.17%	5.21%
(an unmanaged index that tracks the performance of municipal bonds with remaining maturities of 1-8 years )

(1)	3/1/98 for fund, 2/28/98 for index

Performance Since Inception

This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see page XX.

Shareholder Fees	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.25%	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None (1)	1.00%

Annual Operating Expenses
Management Fees	0.50%	0.50%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.23%	0.25%

Total Fund Operating Expenses*	1.23%	1.75%

[1]	Except for investments of $1 million or more. See page XX.

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

	Class A	Class C
Management Fees	0.30%	0.28%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.23%	0.25%

Total Fund Operating Expenses (after waivers and expense limitations)	1.03%	1.53%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$552	$820	$1108	$1926
Class C Shares
If you sold your shares at period’s end	$281	$551	$949	$2062
If you still held your shares	$178	$551	$949	$2062

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of each share class. Total return figures show the percentage an investor would have gained or lost during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Class A			Class C
	For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03		For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03
Net Asset Value, Beginning of Period	$10.25	$10.25		$10.25	$10.25

Income From Investment Operations:
Net Investment Income	0.16	0.14		0.11	0.10
Net Realized and Unrealized
Gain (Loss) on Investments	(0.20)	—		(0.20)	—

Total From Investment Operations	(0.04)	0.14		(0.09)	0.10

Less Distributions to Shareholders from:
Net Investment Income	(0.16)	(0.14)		(0.11)	(0.10)
Net Capital Gains	—	—		—	—

Total Distributions	(0.16)	(0.14)		(0.11)	(0.10)

Net Asset Value, End of Period	$10.05	$10.25		$10.05	$10.25

Total Return	(0.42)%	1.33%		(0.91)%	0.98%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$496	$557		$123	$1
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.00%	1.00	% [2]	1.50%	1.50	% [2]
Before Expense Waiver	1.23%	1.33	% [2]	1.75%	1.91	% [2]
Ratio of Net Investment Income to Average
Net Assets	1.55%	1.78	% [2]	1.06%	1.51	% [2]
Portfolio turnover rate	23.36%	41.77%		12.19%	41.77%

[1]	Commencement of Operations

[2]	Annualized

National Tax-Exempt Bond Fund

The fund’s goal is to seek as high a level of income that is exempt from regular federal income tax as is consistent with relative protection of capital.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade municipal obligations that pay interest that is exempt from both regular federal income tax and the federal alternative minimum tax. The fund will only purchase investment grade municipal obligations in the top four highest rankings of credit quality. The fund intends to invest in a broad range of municipal bonds and other municipal securities issued by or on behalf of U.S. states, municipalities, territories and possessions.

In managing the fund, the adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities, and regions of the country. In choosing individual securities, the adviser considers such factors as credit quality, current yield, relative price, yield to maturity, and liquidity. Although the fund may invest in securities of any maturity, under normal market and economic conditions the fund will invest primarily in obligations with medium and long maturities.

Reasons for the adviser to sell a security include actual or anticipated economic changes or credit deterioration, or if the adviser believes that other securities may represent better opportunities or that continued ownership of the security is not consistent with the fund’s goal.

Main types of securities the fund may hold

•	Municipal bonds and other municipal obligations, general obligations, revenue and private activity bonds, issued by or on behalf of U.S. states, municipalities, territories, and possessions

•	Interest rate swaps and futures on such swaps (for hedging purposes only)

Major policies/limits

•	Private activity bonds may not be counted as tax-exempt for purposes of the fund’s 80% investment policy

•	No more than 20% in interest rate swaps

Definitions

Municipal obligation

A debt security issued by a state or municipal issuer, or by another party through a municipal issuer’s capacity. Municipalities typically issue these obligations to raise funds for general expenses or for specific civic purposes, such as public works projects. The interest paid by municipal obligations typically (though not always) is exempt from federal income tax and federal alternative minimum tax.

General obligation

A type of municipal obligation backed by the full faith, credit, and taxing power of the issuer.

Revenue obligation

A type of municipal obligation backed by a specific source of revenue (such as the tolls collected on a highway), rather than by the credit of the issuer.

Private activity bond

A type of municipal revenue obligation backed by a private user of a municipally financed facility (such as a private electric utility operating a municipal power plant). The interest on these obligations may be subject to the federal alternative minimum tax.

Interest rate swap; future on interest rate swap

A contract between two parties resulting in an agreement to swap the income streams from two different sources . A future on an interest rate swap is a contract giving the holder the right (or holding them obligated) to enter into a swap at a future date. Swaps and futures on swaps are both considered derivatives (investments whose value is derived from that of one or more securities, indexes, currencies, or other reference data).

This fund may make sense for investors who seek federally tax-exempt income and can accept somewhat higher volatility in exchange for potentially higher yield.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its credit quality.

Credit Risk

Any decline in the creditworthiness of an issuer, or in the market’s assessment of the issuer’s creditworthiness, can cause the issuer’s debt securities to fall in price. In extreme cases, an issuer may go into default (be unable to make the scheduled payments to its debt holders), potentially making its debt securities worthless. Credit risk tends to increase as the health of the economy decreases, and is a greater risk for lower-rated securities than higher-rated ones. Other factors that may affect a municipal issuer’s creditworthiness include population dynamics, resistance to tax increases, and declines in state and federal aid.

Management Risk

The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Taxability Risk

If the fund, whether intentionally or not, invests in securities whose interest is not tax-exempt, then a portion of the income paid to shareholders may be subject to regular federal income tax, alternative minimum tax, or both.

Call Risks

Certain municipal securities can be called in or paid off before their maturity date. These securities are sensitive to any interest rate behavior that is unexpected. An unexpected fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall.

Interest Rate Swap Risk

The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Like other derivative securities, these instruments can be highly volatile. If the adviser is incorrect in its forecast of interest rates, the investment performance of the fund would be less favorable than it would have been if these instruments were not used. The fund may also suffer a loss if the other party to the interest rate swap defaults.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Ronald M. Shostek, CFA

•	Vice President, MCA

•	Primary portfolio manager for the fund (since 2000)

•	At MCA or its predecessor since 2000

•	Began investment career in 1993

Mark G. McGlone

•	Senior Vice President, MCA

•	Co-portfolio manager for the fund (since 2003)

•	At MCA or its predecessor since 1981

•	Began investment career in 1981

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

Prior to 9/30/02, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

All performance figures assume that dividends and distributions were reinvested.

CALENDAR YEAR TOTAL RETURNS (%) Class A, as of 12/31 each year

Year-By-Year Performance

The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges or taxes, and would be lower if it did.

BEST QUARTER:

WORST QUARTER:

YTD RETURN as of 6/30/04:

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	Since Inception(1)
Class A
Before Taxes	3.27%	4.53%	4.86%
After taxes on distribtuions (assumes shares are still held)	3.27%	4.32%	4.62%
After taxes on distributions and sale of fund shares	3.12%	4.34%	4.62%
(assumes shares were sold at end of period)
Class C
Before Taxes	2.55%	3.60%	3.92%
Index
Lehman 10 Year Municipal Bond Index (an unmanaged index that tracks the performance of the municipal bonds with maturities of 10 years)	5.71%	5.91%	6.04%

(1)	3/1/98 for fund, 2/28/98 for index

Performance Since Inception

This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see page XX.

Shareholder Fees	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.25%	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None (1)	1.00%

Annual Operating Expenses
Management Fees	0.50%	0.50%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.22%	0.22%

Total Fund Operating Expenses*	1.22%	1.72%

[1]	Except for investments of $1 million or more. See page XX.

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

	Class A	Class C
Management Fees	0.31%	0.31%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.22%	0.22%

Total Fund Operating Expenses (after waivers and expense limitations)	1.03%	1.53%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$544	$796	$1067	$1840
Class C Shares
If you sold your shares at period’s end	$278	$542	$933	$2030
If you still held your shares	$175	$542	$933	$2030

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of each share class. Total return figures show the percentage an investor would have gained or lost during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Class A			Class C
	For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03		For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03
Net Asset Value, Beginning of Period	$10.03	$10.14		$10.04	$10.14

Income From Investment Operations:
Net Investment Income	0.28	0.19		0.24	0.16
Net Realized and Unrealized
Gain (Loss) on Investments	(0.30)	(0.03)		(0.33)	(0.02)

Total From Investment Operations	(0.02)	0.16		(0.09)	0.14

Less Distributions to Shareholders from:
Net Investment Income	(0.28)	(0.19)		(0.24)	(0.16)
Net Capital Gains	—	(0.08)		—	(0.08)

Total Distributions	(0.28)	(0.27)		(0.24)	(0.24)

Net Asset Value, End of Period	$9.73	$10.03		$9.71	$10.04

Total Return	(0.16)%	1.67%		(0.96)%	1.43%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$280	$35		$172	$52
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.00%	1.00	% [2]	1.50%	1.50	% [2]
Before Expense Waiver	1.22%	1.23	% [2]	1.72%	1.73	% [2]
Ratio of Net Investment Income to Average
Net Assets	2.92%	2.82	% [2]	2.41%	2.31	% [2]
Portfolio turnover rate	20.38%	36.00%		20.38%	36.00%

[1]	Commencement of Operations

[2]	Annualized

ADDITIONAL INFORMATION ON POLICIES AND RISKS

Although the fund sections earlier in this prospectus summarize each fund’s principal strategies and risks, there are a few additional issues to understand:

Credit Quality

The funds’ advisers will consider a security to be in a given category if it is rated in that category by a nationally recognized rating organization (such as Standard & Poor’s or Moody’s) or, if unrated, is assigned a rating of comparable quality by the adviser. The advisers measure a security’s credit quality at the time a fund buys a security. If a security’s credit quality subsequently declines, the adviser does not have to sell the security unless the adviser determines that the security is no longer an appropriate investment for the fund under the circumstances.

Securities Lending

To earn additional income, the Low Duration Bond Fund, Limited Maturity Bond Fund and Total Return Bond Fund may lend portfolio securities to qualified financial institutions. Although these loans are fully collateralized, the fund’s performance could be hurt if a borrower defaults or becomes insolvent, or if the fund wishes to sell a security before its return can be arranged. The tax-exempt bond funds may not engage in securities lending activities.

Defensive Strategies

As a temporary defensive investment, a fund could shift up to 100% of assets into cash (which earns no income), money market instruments, or other investments that are not part of its main strategy. Although a defensive strategy may help the fund avoid losses, it would mean the fund was not pursuing its investment objective, and could hurt performance by causing the fund to miss out on favorable market trends.

Changes in Fund Goals and Policies

The goals of the Limited Maturity Bond Fund and Maryland Tax-Exempt Bond Fund are “fundamental” which means that they may not be changed without approval of a majority of the fund’s outstanding shares. The Low Duration Bond Fund, Total Return Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund will not change their goals unless they give shareholders at least 30 days’ notice. The funds will not change their investment policies unless they give shareholders at least 60 days’ notice.

For More Information

This prospectus describes each fund’s goal, its principal investment strategies, the particular types of securities in which it typically invests, and the principal risks associated with these investments. However, from time to time a fund may engage in other investment strategies and may make other types of investments consistent with its goal. These supplemental strategies and the risks they entail are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

The Investment Adviser and Sub-adviser

The investment adviser for these funds is Mercantile Capital Advisors, Inc. (“MCA”). MCA is a wholly owned subsidiary of Mercantile-Safe Deposit and Trust Company and an indirect wholly owned subsidiary of Mercantile Bankshares Corporation, a multi-bank holding company. MCA is located at Two Hopkins Plaza, Baltimore, MD, 21201. As of June 30, 2004, MCA managed over $X.X billion in assets. The firm and its predecessor have been providing asset management and other financial services since 1864. More information on MCA can be found at www.adviserinfo.sec.gov.

As investment adviser, MCA is responsible for managing each fund’s portfolio, subject to the supervision of the funds’ Board of Directors and in accordance with each fund’s goal and policies. In exchange for providing these services, MCA receives a management fee from each fund. Below are the management fee rates each fund paid during the fiscal year ended May 31, 2004 (after waivers and reimbursements), as a percentage of average daily net assets:

Management Fee Paid	(%)
Low Duration Bond Fund	0.XX
Limited Maturity Bond Fund	0.25
Total Return Bond Fund	0.23
Maryland Tax-Exempt Bond Fund	0.19
Tax-Exempt Limited Maturity Bond Fund	0.22
National Tax-Exempt Bond Fund	0.24

MCA has delegated the day-to-day management of the Limited Maturity Bond Fund, Low Duration Bond Fund and Total Return Bond Fund to the following sub-adviser:

•	Boyd Watterson Asset Management, LLC, Suite 1400 1801 East Ninth Street, Cleveland, OH. As of May 31, 2004, Boyd Watterson managed over $XX.X billion in assets. Boyd Watterson is a wholly owned subsidiary of Mercantile-Safe Deposit and Trust Company and an indirect wholly owned subsidiary of Mercantile Bankshares Corporation. In exchange for its services to the fund, the sub-adviser receives a fee from MCA based on a percentage of the fund’s average daily net assets.

HOW TO INVEST

In this section, you’ll find information on how to invest in the funds, including how to choose a share class and how to buy, sell, and exchange fund shares. It’s also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as a Mercantile Funds shareholder.

You can find out more about the topics covered here by contacting the Mercantile Funds, your financial representative, or a representative of your workplace retirement plan or other investment provider.

CHOOSING A SHARE CLASS

This prospectus offers two share classes, each with its own cost structure. The funds have one other share class, which is designed for institutional investors and offered through a separate prospectus. Before investing, you may want to compare the different share classes. You can also ask your financial advisor to help you choose the share class that best suits your situation. Each fund has adopted a 12b-1 plan that allows its Class A and Class C shares each to pay, out of its respective assets, a distribution and service fee, as defined by the National Association of Securities Dealers (NASD). The maximum annual fees for each share class are:

	Class A	Class C
Distribution	0.25%	0.75%
Service	0.25%	0.25%
Total	0.50%	1.00%

Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost you more than paying other types of sales charges.

Your financial representative may be paid a dealer reallowance when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund’s adviser or distributor may provide compensation to financial representatives for distribution, administrative and promotional services.

The table below lists the main features of each share class. It’s only a summary – be sure to read the more complete information that follows, especially the details of sales charges and the information on how to reduce or eliminate them.

Sales Charges

Class A

•	May make sense for long-term investors, especially those who are investing larger sums or are otherwise eligible for reduced sales charges.

•	Sales charge of up to 4.25% when you buy shares; charges are less for larger investments

•	In most cases, no charges when you sell shares

Class C

•	No charges when you buy shares

•	Contingent Deferred Sales Charge (CDSC) of 1.00% when you sell shares within one year of buying them

•	Higher annual expenses than Class A shares

•	Shares never convert to Class A; higher annual expenses remain in effect for as long as you own your shares

IMPORTANT INFORMATION FOR ALL SHAREHOLDERS WHO MAY BE ELIGIBLE FOR REDUCED SALES CHARGES

The Mercantile Funds offer several options through which new and existing investors have the opportunity to reduce or eliminate sales charges. These options are described on these two pages.

One of the most important things to understand about these options is that it is up to you, the investor, to let us know in advance if you qualify or intend to qualify for a sales charge reduction or elimination. We cannot apply these methods automatically or retroactively. For more information, speak with your financial advisor, or contact the funds or the transfer agent.

Note that for purposes of qualifying for sales charge reductions, “immediate family member” is defined as a spouse or a child under the age of 21.

CLASS A SHARES

Class A shares have a sales charge, which varies based on the amount you invest and the type of fund you’re investing in:

Front-end sales charges for all bond funds, except Low Duration Bond Fund

If you invest	This much is deducted	Equaling approximately this much of your net investment
Up to $99,999	4.25%	4.44%
$100,000–$249,999	3.00%	3.09%
$250,000–$499,999	2.00%	2.04%
$500,000–$999,999	1.50%	1.52%
$1 million or more	See “Sales Charge Waivers” below

Front-end sales charges for Low Duration Bond Fund only

If you invest	This much is deducted	Equaling approximately this much of your net investment
Up to $99,999	2.75%	2.83%
$100,000–$249,999	2.25%	2.30%
$250,000–$499,999	1.75%	1.78%
$500,000–$999,999	1.50%	1.52%
$1 million or more	See “Sales Charge Waivers” below

There are no sales charges on Class A shares in our money market funds. However, if you subsequently exchange money from a Mercantile money market fund into a bond or stock fund, you’ll need to pay that fund’s sales charges (unless you are eligible for a waiver or reduction as described below).

Sales Charge Waivers

You may be able to buy Class A shares without sales charges if you:

•	are investing through an approved workplace retirement plan or payroll deduction program

•	are buying shares through a fee-based program offered by a broker-dealer or other financial institution

•	are reinvesting dividends and capital gains distributions

•	are a director, employee (current or retired), or a participant in an employee benefit or retirement plan of Mercantile Bankshares Corporation or any of its affiliates, or are an officer or director of the funds, or are an immediate family member of anyone eligible through these circumstances

•	are a broker, dealer, or agent who has a sales agreement with the distributor, or are an immediate family member of such a person

•	are selling or exchanging Institutional Shares that were in a qualified trust, agency, or custodian account administered by Mercantile-Safe Deposit and Trust Company or its affiliates or correspondents, or that within the past 60 days were in a retirement or other qualified account administered by the same entities

•	are investing $1 million or more (either as a lump sum or using the discounts described below); however, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within one year of buying them, except in the case of Systematic Withdrawal Plans liquidating less than 10% of account assets a year

To ensure that you are eligible for a waiver, speak with your financial advisor or call 1-800-551-2145 before investing.

Sales Charge Reductions

You may be able to lower your Class A sales charges if you qualify under any of the following methods.

Note that while each of these methods can be used by itself, they can also be combined. In addition, the assets and investment activities of your immediate family members can, in certain circumstances, be counted for purposes of determining your eligibility for a reduction.

Specifically, reductions can be applied to any combined purchases made by you and your immediate family when buying shares for accounts held by you or your immediate family, or for any qualified pension plan, profit-sharing plan, or other fiduciary account, for the benefit of you or your immediate family.

Quantity Discount

You make a lump-sum investment of $100,000 or more in Class A shares. (See previous page for the break points for sales charges.)

Rights of Accumulation

You may add the value of any Class A shares already owned to the amount you’re investing, as long as sales charges were paid on those shares. For example, an investor owning Class A shares currently worth $99,000 would be eligible for a sales charge reduction on the next investment of $1,000 or more.

Letter of Intent

You plan to invest $100,000 or more in Class A shares over any 13-month period. By signing a letter of intent, you will receive the same sales charge as if you had invested all of the money at one time. A letter of intent is not binding, but if you do not end up investing the full amount, you will be charged the difference (if any) between the sales charge you received under the letter of intent and the sales charge you otherwise would have been charged on the amount you actually invested. The funds will hold in escrow 5% of the value of your total intended purchase, and may sell these shares if you do not pay any sales charge difference owed within 20 days of being notified that payment is due.

CLASS C SHARES

Class C shares have no up-front sales charges. Instead, they have higher yearly expenses, and also a contingent deferred sales charge (CDSC) on shares you sell within one year of buying them:

Deferred sales charges

If you sell shares             this much is deducted

during the              from your proceeds

first year               1.00%

second year or later         None

Sales Charge Waivers

You won’t be charged a CDSC when you sell Class C shares:

•	that you sell at least one year after purchase

•	that you bought with reinvested dividends or capital gains distributions

•	if the shares are exchanged into Class C shares of another Mercantile fund

•	as an allowable distribution from a qualified retirement plan

•	in connection with the death or disability of the shareholder

•	under a Systematic Withdrawal Plan that liquidates less than 10% of account assets a year

•	to correct an excess contribution to a qualified retirement plan

In addition, for Class C shares held in a 401(k) plan administered by Mercantile Retirement Services, there is no CDSC when you exchange into another firm’s mutual fund shares.

HOW TO BUY, SELL, AND EXCHANGE FUND SHARES

Use the instructions on these pages if you are investing directly with Mercantile Funds. If you’re investing through a financial advisor, your advisor will be able to give you instructions.

Opening or Adding to an Account

First investment	Additional Investments

You can open an account for as little as $1,000.	You can add as little as $100 at a time to your account.

By mail or express delivery

•        Complete and sign an application (if you need an application, call 800-551-2145)

•        Send the application to us at the appropriate address at right, along with an investment check made out to “Mercantile Funds, Inc.”

•        Make out an investment check to “Mercantile Funds, Inc.”

•        Write a letter that includes your name, account number, the amount of your investment, and the fund name and share class

•        Sign the letter, enclose the check, and mail it to the appropriate address at right

By wire

• Call 800-551-2145 for instructions before wiring any money • After wiring, follow up promptly by sending a completed application to us at the appropriate address at right

•        Request your bank to wire Federal funds to:

Huntington Bank, Columbus, OH, 43219

Account # 01899622436

Routing # 044000024

•        Specify the fund name and share class, your name, your account number, and the fact that this is not a first investment in your account

•        Be aware that your bank may charge a fee to wire money

By phone

•        Call 800-551-2145 to verify that the service is in place, then follow the voice prompts to place your order

•        If the service is not in place, you can set it up1: first, verify that your bank is a member of the Automated Clearing House (ACH) system; second, call 800-551-2145 and ask for a Service Options Form to be mailed to you; third, complete the “Invest by Phone” and “Bank Information” sections and return the form

With an automatic investment plan
To set up regular investments from a bank checking account, call 800-551-2145

[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

Regular mail

Mercantile Funds, Inc.

PO Box 182028

Columbus, OH 43218-2028

Express, registered,

or certified

Mercantile Funds, Inc.

3435 Stelzer Road

Columbus, OH 43219

When buying fund shares, make sure your request is in “good order,” meaning that it includes:

•	The name of the fund

•	The dollar amount you want to invest

•	A purchase application

•	Proper payment, such as a check payable to Mercantile Funds, Inc., or arrangements to pay by wire

Exchanging or Selling Shares

Exchanging into Another Fund	Selling Shares
Exchanges can be as little as $1,000 if opening a new account, or $100 if adding to an existing account. Be sure to obtain and read a current prospectus for the fund into which you are exchanging.	Some sell orders, including those for more than $100,000, must be placed in writing with a signature guarantee (see “Policies About Transactions”).

By mail, express delivery or fax

•      Write a letter that includes your account number, the fund and share class you’re exchanging out of, the dollar value or number of shares to be exchanged, and the name and share class of the fund into which you are exchanging

•      Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account.

•      Mail or fax the letter to the appropriate address or phone number below

•        Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold

•        Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

•        Mail or fax the letter to the appropriate address or phone number below

By phone, wire, or ACH

• Call 800-551-2145 to request an exchange

•        Call 800-551-2145 to confirm which transaction options you have in place (see page XX for more details on these options):

-        Telephone redemption (with proceeds sent to the address of record) is available unless you declined it on your application

-        Wire and ACH require additional information and need to be set up in advance[1]

-        Minimum sell order for wire is $1,000, for ACH transfer $100

With an automatic plan

Call 800-551-2145 to set up an automatic exchange plan	• Call 800-551-2145 to set up an automatic withdrawal plan

[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

Regular mail

Mercantile Funds, Inc.

PO Box 182028

Columbus, OH 43218-2028

Express, registered, or certified

Mercantile Funds, Inc.

3435 Stelzer Road

Columbus, OH 43219

Fax:

XXX-XXX-XXXX

When selling fund shares, make sure your request is in “good order,” meaning that it includes:

•	Your account number

•	The name of the fund

•	The dollar amount or number of shares you want to sell

•	Signatures of all account owners, exactly as their names are registered on the account

•	Any required signature guarantees (see page XX)

•	Any supporting legal documentation that may be required

SHAREHOLDER SERVICES AND POLICIES

As a Mercantile Funds shareholder, you have access to a variety of services and privileges that can be tailored to your particular investment needs. Many of these are described below.

There are also a number of policies affecting the ways you do business with us that you may find helpful to know about. The most important of these policies are described following the services.

How much of this service and policy information applies to you will depend on the type of account your Mercantile Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

If you’re investing through a financial advisor, check the materials you received from your advisor about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial advisor may charge fees in addition to those charged by the funds.

Shareholder Services

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place, call 800-551-2145. These options are available only to shareholders investing directly with Mercantile Funds.

Tax-advantaged investment plans

A full range of retirement and other tax-advantaged investment plans is available directly from Mercantile Funds or from your financial advisor, including IRA, SEP, 401(k) and pension plans. All funds (except the tax-exempt funds) and all share classes are eligible for investment in tax-advantaged accounts.

For information about the plans, including the features, fees, and limitations, call 800-551-2145 or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

Exchange privilege

As a Mercantile Funds investor, you can exchange some or all of your shares of one Mercantile fund for the same class of shares in any other Mercantile fund, as long as those shares may legally be sold in your state.

In general, there are no sales charges when you exchange from one fund to another. One exception is with Class A shares when you are exchanging from a money market fund into a stock or bond fund. Unless you are eligible for a sales charge waiver (see page XX), you will be charged the sales charge on the fund into which you’re exchanging. Note that once you have paid a sales charge, you’ll be given credit for having paid that charge in all future exchanges of the money involved.

Automatic Investment Plan

Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic monthly transfers of $100 or more from your bank account into your fund account. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, call 800-551-2145. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the funds if a scheduled transfer can’t be made because of a low bank balance.

Systematic Withdrawal Plan

Our Systematic Withdrawal Plan lets you set up regular withdrawals from your Mercantile Funds investment. Withdrawals can be set up for one, two, four, or twelve times a year, and the withdrawals can be for as little as $100 each. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day), and are either distributed to you in cash or reinvested in shares of another fund (typically a money market fund).

To set up Systematic Withdrawal, call 800-551-2145. Note that you need a minimum account balance of $10,000. There’s no CDSC on Class C Shares when your systematic withdrawals for a calendar year amount to less than 10% of your account’s value. Because of the front-end sales charges, it’s usually not to your advantage to set up Systematic Withdrawals on Class A Shares of the equity or bond funds during a time when you’re still adding to your holdings of the same fund(s).

Directed reinvestments

If you like, you can choose to have your dividends and distributions automatically invested in shares of a different Mercantile fund. Simply complete the appropriate section on your new account application or call 800-551-2145.

Reinstatement privilege

If you sell Class A shares in a Mercantile fund and then decide to invest with us again within sixty days, you put your money back into Class A shares of any Mercantile fund at its current NAV and for purposes of sales charges your investment will be treated as if it had never left Mercantile. To take advantage of this feature, call 800-551-2145 or your financial advisor.

OUR “ONE COPY PER HOUSEHOLD” POLICY

We typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial advisor or call 800-551-2145.

DOLLAR COST AVERAGING

Dollar cost averaging is a technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you’re buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

POLICIES ABOUT TRANSACTIONS

Business hours

The funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each Mercantile bond fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.

If the NYSE is closed because of an emergency, the funds could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the funds are open by calling 800-551-2145.

Determining when your order will be processed

If the funds’ transfer agent receives your order to buy or sell shares before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) and it is in good order, it will be processed at the share price calculated that day. Orders received after the close of a fund’s business hours will be processed at the next business day’s share price. A representative of your financial advisor should be able to tell you when your order will be processed.

In order for our investors to be able to place orders with their financial advisors up to the close of the trading day and still receive that day’s share price, the funds permit certain advisors and other intermediaries to transmit their orders to the funds after the close of the trading day. However, the funds will only accept such an order from an intermediary if the intermediary has established a Delayed Processing Agreement with the funds and if the order carries a time-stamp indicating that the intermediary received it before the close of the trading day.

Paying for shares you buy

Fund shares can only be paid for with U.S. dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, credit card checks or third party checks (checks made out to you and signed over to us).

Wire transaction policies

Wire transactions are generally completed within 24 hours of when you place your order. The funds can only send wires of $1,000 or more and can only accept wires of $50 or more.

Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

Note that when you open an account by wire, you won’t be able to sell the shares in that account until we have received and processed your account application.

Our Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. The funds may limit transactions in your account until your identity is verified.

For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It’s important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

Your account may have telephone transaction privileges. If you don’t plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

Orders that require a signature guarantee

There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

•	when you want to sell more than $100,000 worth of shares

•	when you want to send the proceeds to a third party

•	when the address of record on the account has changed in the past 30 days

You do not need a signature guarantee if you want money wired or sent via ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

Timing of payment for shares you sell

Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be the same day it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

•	when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

•	when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

Limits on exchanges, purchases, and redemptions

Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days’ notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

The funds frown upon short-term and other excessive trading into and out of the funds, particularly market-timing trades. Excessive trading may harm fund performance by disrupting portfolio management strategies and by increasing expenses.

The funds have policies in place to deter any possible market timing trading of the funds’ shares, and intend to enforce these policies vigorously. At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of market timing. The transfer agent monitors trading activity on all accounts and automatically detects any account that reaches 12 exchanges in a calendar year. In addition, the funds may reject or limit any purchase orders, including exchanges, from market timers or investors that may be disruptive to the funds.

How the funds value their holdings

We typically value securities using market quotations or information furnished by a pricing service. However, the fund’s Board of Directors has directed that, in certain circumstances, we may use so-called fair value prices that are provided by MCA. There are two main types of circumstances when fair value prices may be used:

•	when MCA has identified a “significant event” (usually an event that occurs after the principal market for a certain security has closed, but while the funds are still open)

•	when market quotations are not available

Whenever a fund uses fair value pricing, its value for a security is likely to be different from the last quoted market or pricing service price.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you are not able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds do not price their shares.

How the funds calculate share prices

We calculate a net asset value per share (NAV), or share price, for each fund and share class every day the funds are open for business. With each fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtracts its total liabilities, and divide the result by the number of shares outstanding.

The price at which you buy shares is calculated as follows:

•	Class A shares: NAV, adjusted for any applicable sales charges (see “Choosing a Share Class”)

•	Class C shares: NAV

The price at which you sell shares is calculated as follows:

•	Class A and C shares: NAV, adjusted for any applicable sales charges taken out of the proceeds (see “Choosing a Share Class”)

How we calculate deferred sales charges

When you sell shares that have a contingent deferred sales charge (CDSC), we calculate the CDSC as a percentage of what you paid for the shares or the amount at which you’re selling them — whichever results in the lower charge to you. In processing your orders to sell shares, we sell the shares with the lowest CDSC first.

Exchanges from one fund into another do not affect your CDSC. The CDSC for any share you sell is based on the date you originally invested that money with Mercantile Funds.

There are certain cases in which you may be exempt from a CDSC, including shares that are sold:

•	in connection with the death or disability of an account owner (including a joint owner)

•	through an automatic withdrawal plan that is withdrawing less than 10% per year of your total account value

•	in connection with certain retirement or benefit plans

•	for certain loan advances, hardship provisions, or returns of excess contributions to a tax-advantaged investment plan

In each of these cases, there are other provisions that apply. To find out if you are eligible for a waiver, call 800-551-2145 or speak with your financial advisor.

Share certificates

We do not issue share certificates.

IF YOU CANNOT REACH US BY PHONE

Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on page XX.

SELLING SHARES IN TRUST, BUSINESS, OR ORGANIZATION ACCOUNTS

Selling shares in these types of accounts often requires additional documentation. Please call 800-551-2145 or contact your financial advisor for more information.

Other Rights We Reserve

You should be aware that we may do any of the following:

•	reject your account application if you fail to give us a correct Social Security or other tax ID number

•	withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

•	close your account and send you the proceeds if the value of your account falls below $1,000 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days’ notice so you can either increase your balance or close your account

•	pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell them, you may pay brokerage charges.

•	change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

•	suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares

•	withdraw or suspend the offering of shares at any time

•	reject any order we believe may be fraudulent or unauthorized

•	reject any telephone redemption if we believe it is advisable to do so

•	reject or limit purchases of shares for any reason

DISTRIBUTIONS AND TAXES

Mutual funds pass along to shareholders virtually all of their net earnings. There are two basic ways a fund can earn money: by receiving interest, dividends, or other income payments from securities it holds, or by selling securities for more than what it paid for them. Keep in mind that a fund’s earnings are separate from any gains or losses you may realize from your own transactions in fund shares. A fund is not necessarily obligated to pay its shareholders a distribution during any particular period.

When the funds pay dividends and distributions

The funds declare dividends daily and pay monthly. Capital gains (if any) are declared and paid at least annually.

A fund may also pay dividends and capital gain distributions at other times if it means that the fund would otherwise have to pay federal income or excise tax.

Choices for receiving dividends and distributions

You can choose how you receive your dividends and distributions. You can:

•	have all dividends and distributions automatically reinvested in fund shares, at NAV (this is the only option for retirement accounts and other tax-deferred accounts)

•	have all dividends and distributions sent to you by check or sent to your bank account by ACH transfer

•	have all dividends and distributions invested in a different fund of your choice

•	have your dividends reinvested and your distributions sent to you by check, or vice versa

Please indicate your preference on your application. If you don’t give us any instructions, we will reinvest all dividends and distributions in the fund from which they originated. To change the dividend and distribution arrangement on an existing account, call 800-551-2145.

Note that if you invested through a financial institution rather than directly with Mercantile Funds, any dividend or distribution payments you request will be wired to your financial institution. Also note that if any dividend or distribution payments are returned as undeliverable, those payments and any future payments will be reinvested until we receive valid instructions otherwise. You will not receive any interest on uncashed dividend and distribution checks.

Tax consequences of buying and selling fund shares

In general, buying and selling fund shares will have tax consequences for you. (An important exception is an IRA or other tax-advantaged account.) When you sell shares, you typically will realize either a capital gain or loss. If you have a gain, how it is taxed depends in part on how long you owned the share. Note that for tax purposes, an exchange from one fund to another counts as a sale.

Tax status of dividends and distributions

The tax status of the fund earnings you receive and your own fund transactions generally depends on their type:

Generally taxed at ordinary income rates:

•	short-term capital gains from selling fund shares

•	taxable income dividends paid by a fund (although non-corporate taxpayers may be entitled to a reduced tax rate on these dividends based on the amount of qualified dividend income received by the funds)

•	short-term capital gains distributions paid by a fund

Generally taxed at capital gains rates:

•	long-term capital gains from selling fund shares

•	long-term capital gains distributions paid by a fund

In addition, fund payments and transactions may be subject to state and local taxes. You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Tax status statements

Each Mercantile Fund mails out detailed tax information to its shareholders soon after the end of each calendar year. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.

Note that dividends or distributions that are declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Because each shareholder’s tax situation is unique, ask your tax professional for more information about the possible tax consequences of your Mercantile Fund investments.

Service Providers

Management and support services are provided to the funds by several organizations.

Investment Adviser and Administrator

Mercantile Capital Advisors, Inc.

Baltimore, MD

Custodian

The Fifth Third Bank

Cincinnati, OH

Transfer Agent

BISYS Fund Services Ohio, Inc.

Columbus, OH

Distributor

Mercantile Investment Services, Inc.

Boston, MA

FOR MORE INFORMATION

You will find more information about the funds in the following documents:

Annual and Semi-Annual Reports

The funds’ annual and semi-annual reports contain more information about the funds. The funds’ annual report contains a discussion about the market conditions and investment strategies that had a significant effect on the funds’ performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI contains detailed information about the funds and their policies. It is incorporated by reference into and legally considered to be part of this prospectus.

You can get a free copy of these documents, request other information about the funds and make shareholder inquiries by calling

800-551-2145 or writing to:

Mercantile Funds

Mutual Fund Administration

Two Hopkins Plaza

Baltimore, MD 21201

800-551-2145

www.mercantilemutualfunds.com

If you buy your shares through a financial institution, you may contact your institution for more information.

You may review and obtain copies of the funds’ documents by visiting the SEC’s Public Reference Room in Washington, DC. You may also obtain copies of the funds’ documents after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

SEC File Number: 811-5782

Mercantile Money Market Funds

Retail Shares

PROSPECTUS             September 30, 2004

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

www.mercantilemutualfunds.com

Not FDIC insured. May lose value. No bank guarantee.

As with all mutual funds, the Securities and Exchange Commission makes no determination about the merits of these funds’ shares or the accuracy or completeness of this prospectus. Anyone who tells you otherwise is committing a crime.

(Logo) Mercantile Mutual Funds

Inside this Prospectus

About the Funds:

Descriptions of each fund’s goals, strategy and main risks, along with information on past performance, and costs.

Prime Money Market Fund	00
Government Money Market Fund	00
Tax-Exempt Money Market Fund	00
Additional Information on Policies and Risks	00
The Investment Adviser	00
How to Invest: Information, instructions, and policies to know about your fund account and transactions.	00
Choosing a Share Class	00
How To Buy, Sell and Exchange Fund Shares	00
Shareholder Services and Policies	00
Policies About Transactions	00
Distributions and Taxes	00
For More Information	00

About the Funds

Inside this prospectus is information about the money market portfolios offered by the Mercantile Funds: the Prime Money Market Fund, the Government Money Market Fund, and the Tax-Exempt Money Market Fund.

On the following pages, you will find information about each fund’s investment goal, the main strategies each fund uses to purse that goal, the main risks that could affect performance and the fees, the past performance for each fund measured on both a year-by-year and long-term basis and expenses you will pay as an investor in each fund.

Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money be investing in them.

Prime Money Market Fund

The fund’s goal is to seek as high a level of current income as is consistent with liquidity and stability of principal by investing in a portfolio of high quality money market instruments.

MAIN STRATEGIES

The fund invests virtually all of its assets in a broad range of money market instruments. All portfolio securities must be denominated in U.S. dollars and must meet strict standards for credit quality. Credit quality is generally established by credit ratings. The fund will only buy securities that:

•	have received the highest rating (or one of the two highest ratings if the security is a corporate obligation) by two or more nationally recognized rating agencies, such as Standard & Poor’s and Moody’s

•	have received only one of the highest ratings if only one organization has rated the security

•	are unrated, but are determined by the adviser to be of comparable quality

The adviser measures a security’s credit quality at the time the fund buys the security. If a security’s credit quality subsequently declines, the adviser typically will sell the security.

In managing the fund, the adviser prepares a list of securities that, in its opinion, carry very little credit risk, such that they are eligible for the fund’s investment. The adviser assembles a portfolio of securities drawn from this list. The adviser selects securities with a number of criteria in mind, including diversification, and may adjust the fund’s average weighted maturity according to the adviser’s outlook for short-term interest rate trends.

Main types of securities the fund may hold

•	Money market instruments, including commercial paper, asset-backed securities, notes and bonds issued by U.S. and bonds issued by U.S. and foreign corporations

•	Obligations of the U.S. government and its agencies and instrumentalities

•	Obligations of U.S. and foreign banks, such as certificates of deposit and bankers’ acceptances

•	Repurchase agreements backed by U.S. Government obligations

Major policies/limits

•	Weighted average maturity must not exceed 90 days

•	No investment in securities with maturities over 397 days (approximately 13 months)

Definitions

Money market instrument A debt security that is considered to meet certain established standards for high credit quality and short maturity.

Repurchase agreement A transaction in which a financial institution sells securities to a fund while agreeing to buy them back later, typically at a higher price.

This fund may be appropriate for investors willing to earn lower current income or looking to invest the cash portion of an asset allocation portfolio at a substantially lower risk in order to attempt to maintain a stable net asset value.

RISK SUMMARY

Investors should always bear in mind that a money market fund is not a bank deposit and is not insured by the FDIC or any other government agency. Although the fund strives to maintain a net asset value of $1.00 per share, there is no guarantee that the fund will be able to preserve the value of your investment at $1.00 per share and it is possible to lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk The fund’s yield varies with short-term interest rates. If these rates decline or remain low for an extended period, the fund’s yield almost certainly will do so as well. Because the fund incurs ongoing costs (as detailed elsewhere in this prospectus), its yield in an extremely low interest rate environment may be close to zero.

Credit Risk Although defaults on money market securities have historically been rare, should a security the fund owns go into default, the fund’s share price or yield could be hurt.

Repurchase Agreement Risk If the counterparty to a repurchase agreement fails to honor its contractual obligations, the fund’s share price could fall.

Inflation Risk Over time, the value of an investment in a money market fund could fail to keep pace with inflation, which would mean a decline in the purchasing power of your investment. Accordingly, the fund is not intended to be used as the major portion of a long-term investment portfolio.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Joshua Kakel

•	Assistant Vice President, MCA

•	Primary portfolio manager for the fund (since 2001)

•	At MCA and its predecessor since 1999

•	Began investment career in 1999

John C. Busse

•	Vice President, MCA

•	Co-portfolio manager for the fund (since 2003)

•	At MCA and its predecessor since 1999

•	Began investment career in 1999

Although a fund’s past performance is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

Prior to 9/30/02, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

All performance figures assume that dividends and distributions were reinvested.

CALENDAR YEAR TOTAL RETURNS (%) Class A, as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	10 Years
Class A	0.80%	3.04%	3.78%
Class C	0.82%	2.66%	3.33%

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges or taxes, and would be lower if it did.

BEST QUARTER:

WORST QUARTER:

YTD RETURN as of 6/30/04:

Performance Since Inception This table shows the fund’s performance (which varies over time) for various periods.

To obtain the fund’s 7-day yield please call 1-800-551-2145 or visit us at www.mercantilemutualfunds.com

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see page XX.

Shareholder Fees	Class A	Class C
Maximum sales charge on purchases (% of offering price)	None	None
Maximum deferred sales charge (% of purchase price	None (1)	1.00%
or sale proceeds whichever is lower)

Annual Operating Expenses
Management Fees	0.25%	0.25%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.19%	0.20%

Total Fund Operating Expenses*	0.94%	1.45%

[1]	Except for investments of $1 million or more. See page XX.

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

	Class A	Class C
Management Fees	0.21%	0.20%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.19%	0.20%

Total Fund Operating Expenses (after waivers and expense limitations)	0.90%	1.40%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$96	$300	$520	$1155
Class C Shares
If you sold your shares at period’s end	$251	$459	$792	$1735
If you still held your shares	$148	$459	$792	$1735

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of each share class. Total return figures show the percentage an investor would have gained or lost during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Class A			Class C
	For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03		For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0050	0.0070		0.0050	0.0071

Total From Investment Operations	0.0050	0.0070		0.0050	0.0071

Less Distributions to Shareholders from:
Net Investment Income	(0.0050)	(0.0070)		(0.0050)	(0.0071)

Total Distributions	(0.0050)	(0.0070)		(0.0050)	(0.0071)

Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00

Total Return	0.50%	0.70%		0.50%	0.72%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$82,792	$830		$475	$84
Ratio of Expenses to Average
Net Assets
After Expense Waiver	0.86%	0.38	% [2]	0.59%	0.38	% [2]
Before Expense Waiver	0.94%	0.94	% [2]	1.45%	1.45	% [2]
Ratio of Net Investment Income to Average
Net Assets	0.21%	0.94	% [2]	0.48%	0.88	% [2]

[1]	Commencement of Operations

[2]	Annualized

Government Money Market Fund

The fund’s goal is to seek as high a level of current income as is consistent with liquidity and stability of principal by investing in a portfolio of direct Treasury obligations, other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in money market instruments issued or guaranteed by the U.S. government and in repurchase agreements backed by these instruments. All portfolio securities must be denominated in U.S. dollars and must meet strict standards for credit quality. U.S. government obligations are generally considered to have less risk than other debt obligations.

In managing the fund, the adviser prepares a list of securities that, in its opinion, carry very little credit risk, such that they are eligible for the fund’s investment. The adviser assembles a portfolio of securities drawn from this list. The adviser selects securities with a number of criteria in mind, including diversification, and may adjust the fund’s average weighted maturity according to the manager’s outlook for short-term interest rate trends.

Main types of securities the fund may hold

•	U.S. Treasury obligations

•	Obligations of the U.S. government and its agencies and instrumentalities

•	Repurchase agreements backed by U.S. government obligations

Major policies/limits

•	Weighted average maturity must not exceed 90 days

•	No investment in securities with maturities over 397 days (approximately 13 months)

Definitions

Money market instrument A debt security that is considered to meet certain established standards for high credit quality and short maturity.

Repurchase agreement A transaction in which a financial institution sells securities to a fund while agreeing to buy them back later, typically at a higher price.

This fund may be appropriate for investors looking for a money market fund whose portfolio securities carry an extra degree of credit protection with a reduction in return.

RISK SUMMARY

Investors should always bear in mind that a money market fund is not a bank deposit and is not insured by the FDIC or any other government agency. Although the fund strives to maintain a net asset value of $1.00 per share, there is no guarantee that the fund will be able to preserve the value of your investment at $1.00 per share and it is possible to lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk The fund’s yield varies with short-term interest rates. If these rates decline or remain low for an extended period, the fund’s yield almost certainly will do so as well. Because the fund incurs ongoing costs (as detailed elsewhere in this prospectus), its yield in an extremely low interest rate environment may be close to zero.

Repurchase Agreement Risk If the counterparty to a repurchase agreement fails to honor its contractual obligations, the fund’s share price could fall.

Inflation Risk Over time, the value of an investment in a money market fund could fail to keep pace with inflation, which would mean a decline in the purchasing power of your investment. Accordingly, the fund is not intended to be used as the major portion of a long-term investment portfolio.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Credit Risk Although the prospect of default on U.S. government-backed money market securities is generally considered to be remote, should the fund own a security on which such a default occurred, the fund’s share price or yield could be hurt. In addition, any government guarantees that apply to securities owned by the fund do not apply to shares of the fund itself.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Joshua Kakel

•	Assistant Vice President, MCA

•	Primary portfolio manager for the fund (since 2001)

•	At MCA and its predecessor since 1999

•	Began investment career in 1999

John C. Busse

•	Vice President, MCA

•	Co-portfolio manager for the fund (since 2003)

•	At MCA and its predecessor since 1999

•	Began investment career in 1999

Although a fund’s past performance is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

Prior to 9/30/02, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

All performance figures assume that dividends and distributions were reinvested.

CALENDAR YEAR TOTAL RETURNS (%) Class A, as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	10 Year
Class A	0.77%	2.98%	3.71%
Class C	0.84%	2.61%	3.27%

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges or taxes, and would be lower if it did.

BEST QUARTER:

WORST QUARTER:

YTD RETURN as of 6/30/04:

Performance Since Inception This table shows the fund’s performance (which varies over time) for various periods. To obtain the fund’s 7-day yield please call 1-800-551-2145 or visit us at www.mercantilemutualfunds.com

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see page XX.

Shareholder Fees	Class A	Class C
Maximum sales charge on purchases (% of offering price)	None	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None (1)	1.00%
Annual Operating Expenses
Management Fees	0.25%	0.25%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.19%	0.19%

Total Fund Operating Expenses*	0.94%	1.44%

1	Except for investments of $1 million or more. See page XX.

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

	Class A	Class C
Management Fees	0.21%	0.21%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.19%	0.19%

Total Fund Operating Expenses (after waivers and expense limitations)	0.90%	1.40%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$96	$300	$520	$1155
Class C Shares
If you sold your shares at period’s end	$250	$456	$787	$1724
If you still held your shares	$147	$456	$787	$1724

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of each share class. Total return figures show the percentage an investor would have gained or lost during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Class A			Class C
	For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03		For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0047	0.0068		0.0050	0.0073

Total From Investment Operations	0.0047	0.0068		0.0050	0.0073

Less Distributions to Shareholders from:
Net Investment Income	(0.0047)	(0.0068)		(0.0050)	(0.0073)

Total Distributions	(0.0047)	(0.0068)		(0.0050)	(0.0073)

Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00

Total Return	0.47%	0.68%		0.50%	0.74%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,814	$448		$3	$1
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.74%	0.38	% [2]	0.65%	0.38	% [2]
Before Expense Waiver	0.80%	0.95	% [2]	0.66%	1.50	% [2]
Ratio of Net Investment Income to Average
Net Assets	0.31%	0.87	% [2]	0.40%	1.05	% [2]

[1]	Commencement of Operations

[2]	Annualized

Tax-Exempt Money Market Fund

The fund’s goal is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal by investing substantially all of its assets in a diversified portfolio of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities (“municipal obligations”) the interest of which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular federal income tax.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in money market instruments whose interest is exempt from federal regular and alternative minimum income taxes. All portfolio securities must be denominated in U.S. dollars and must meet strict standards for credit quality. Credit quality is generally established by credit ratings. The fund will only buy securities that:

•	have received the highest rating (or one of the two highest ratings if the security is an obligation) by two or more nationally recognized rating agencies, such as Standard & Poor’s and Moody’s

•	have received only one of the highest ratings if only one organization has rated the security

•	are unrated, but are determined by the adviser to be of comparable quality

In managing the fund, the adviser prepares a list of securities that, in its opinion, carry very little credit risk, such that they are eligible for the fund’s investment. The adviser measures a security’s credit quality at the time the fund buys the security. The adviser assembles a portfolio of securities drawn from this list. The adviser selects securities with a number of criteria in mind, including diversification, and may adjust the fund’s average weighted maturity according to the adviser’s outlook for short-term interest rate trends.

Main types of securities the fund may hold

•	Short-term municipal obligations – including both revenue and general obligations – issued by or on behalf of U.S. states, territories, municipalities, and possessions

•	Private activity bonds

•	variable rate demand notes

Major policies/limits

•	Weighted average maturity must not exceed 90 days

•	No investment in securities with maturities over 397 days (approximately 13 months)

•	Private activity bonds may not be counted as tax-exempt for purposes of the fund’s 80% investment policy

Definitions

Money market instrument A debt security that is considered to meet certain established standards for high credit quality and short maturity.

Municipal obligation A debt security issued by a state or municipal issuer, or by another party through a municipal issuer’s capacity. Municipalities typically issue these obligations to raise funds for general expenses or for specific civic purposes, such as public works projects. The interest paid by municipal obligations typically (though not always) is exempt from federal income tax and federal alternative minimum tax.

General obligation A type of municipal obligation backed by the full faith, credit, and taxing power of the issuer.

Revenue obligation A type of municipal obligation backed by a specific source of revenue (such as the tolls collected on a highway), rather than by the credit of the issuer.

Private activity bond A type of municipal revenue obligation backed by a private user of a municipally financed facility (such as a private electric utility operating a municipal power plant). The interest on these obligations may be subject to the federal alternative minimum tax.

This fund is designed for investors who are looking for federally tax-exempt current income in addition to liquidity and capital preservation.

RISK SUMMARY

Investors should always bear in mind that a money market fund is not a bank deposit and is not insured by the FDIC or any other government agency. Although the fund strives to maintain a net asset value of $1.00 per share, there is no guarantee that the fund will be able to preserve the value of your investment at $1.00 per share and it is possible to lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk The fund’s yield varies with short-term interest rates. If these rates decline or remain low for an extended period, the fund’s yield almost certainly will do so as well. Because the fund incurs ongoing costs (as detailed elsewhere in this prospectus), its yield in an extremely low interest rate environment may be close to zero.

Credit Risk Although defaults on money market securities have historically been rare, should a security the fund owns go into default, the fund’s share price or yield could be hurt. Factors that may affect a municipal issuer’s creditworthiness include economic downturns (either national or localized), population dynamics, resistance to tax increases, and declines in state and federal aid.

Tax Risk If the fund, whether intentionally or not, invests in securities whose interest is not tax-exempt, then a portion of the income paid to shareholders may be subject to regular federal tax, alternative minimum tax, or both.

Inflation Risk Over time, the value of an investment in a money market fund could fail to keep pace with inflation, which would mean a decline in the purchasing power of your investment. Accordingly, the fund is not intended to be used as the major portion of a long-term investment portfolio.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The fund’s portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Ronald M. Shostek, CFA

•	Vice President, MCA

•	Primary portfolio manager for the fund (since 2000)

•	At MCA and its predecessor since 2000

•	Began investment career in 1993

Mark G. McGlone

•	Senior Vice President, MCA

•	Co-portfolio manager for the fund (since 2003)

•	At MCA and its predecessor since 1981

•	Began investment career in 1981

Although a fund’s past performance is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

Prior to 9/30/02, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

All performance figures assume that dividends and distributions were reinvested.

CALENDAR YEAR TOTAL RETURNS (%) Class A, as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	10 Year
Class A	0.66%	1.76%	2.15%
Class C	0.62%	1.37%	1.70%

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk.

BEST QUARTER:

WORST QUARTER:

YTD RETURN as of 6/30/04:

Performance Since Inception This table shows the fund’s performance (which varies over time) for various periods. To obtain the fund’s 7-day yield please call 1-800-551-2145 or visit us at www.mercantilemutualfunds.com

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see page XX.

Shareholder Fees	Class A	Class C
Maximum sales charge on purchases (% of offering price)	None	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None (1)	1.00%
Annual Operating Expenses
Management Fees	0.25%	0.25%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.20%	0.20%

Total Fund Operating Expenses*	0.95%	1.45%

[1]	Except for investments of $1 million or more. See page XX.

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

	Class A	Class C
Management Fees	0.20%	0.20%
Distribution and Service (12b-1 fees)	0.50%	1.00%
Other Expenses	0.20%	0.20%

Total Fund Operating Expenses (after waivers and expense limitations)	0.90%	1.40%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares (same cost whether you sold or held shares)	$97	$303	$525	$1166
Class C Shares
If you sold your shares at period’s end	$251	$459	$792	$1735
If you still held your shares	$148	$459	$792	$1735

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of each share class. Total return figures show the percentage an investor would have gained or lost during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Class A			Class C
	For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03		For the Year Ended 05/31/04	For the Period 9/30/02 [1] to 05/31/03
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0037	0.0058		0.0045	0.0056

Total From Investment Operations	0.0037	0.0058		0.0045	0.0056

Less Distributions to Shareholders from:
Net Investment Income	(0.0037)	(0.0058)		(0.0045)	(0.0056)

Total Distributions	(0.0037)	(0.0058)		(0.0045)	(0.0056)

Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00

Total Return	0.37%	0.59%		0.45%	0.56%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$7,369	$2,354		$1	$1
Ratio of Expenses to Average
Net Assets
After Expense Waiver	0.67%	0.38	% [2]	0.50%	0.38	% [2]
Before Expense Waiver	0.76%	0.95	% [2]	0.74%	1.52	% [2]
Ratio of Net Investment Income to Average
Net Assets	0.28%	0.83	% [2]	0.45%	0.90	% [2]

[1]	Commencement of Operations

[2]	Annualized

ADDITIONAL INFORMATION ON POLICIES AND RISKS

Although the fund sections earlier in this prospectus summarize each fund’s main policies, there is some additional information to understand:

Securities Lending To earn additional income, the Prime Money Market Fund and Government Money Market Fund may lend portfolio securities to qualified financial institutions. Although these loans are fully collateralized, the fund’s performance could be hurt if a borrower defaults or becomes insolvent, or if the fund wishes to sell a security before its return can be arranged. The Tax-Exempt Money Market Fund may not lend portfolio securities.

Changes in Fund Goals and Policies The goals of the funds are “fundamental” which means that they may not be changed without the approval of a majority of the fund’s outstanding shares. The Government Money Market Fund and Tax-Exempt Money Market Fund will not change their investment policies unless they give shareholders at less 60 days’ notice.

For More Information

This prospectus describes each fund’s principal investment strategies, the particular types of securities in which it typically invests and principal risks associated with these investments. However, from time to time a fund may engage in other investment strategies and may make other types of investments consistent with its goal. These supplemental strategies and the risks they entail are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

The Investment Adviser

The investment adviser for these funds is Mercantile Capital Advisors, Inc. (“MCA”). MCA is a wholly owned subsidiary of Mercantile-Safe Deposit and Trust Company and an indirect wholly owned subsidiary of Mercantile Bankshares Corporation, a multi-bank holding company. MCA is located at Two Hopkins Plaza, Baltimore, MD, 21201. As of June 30, 2004, MCA managed over $X.X billion in assets. The firm and its predecessors have been providing asset management and other financial services since 1864. More information on MCA can be found at www.adviserinfo.sec.gov.

As investment adviser, MCA is responsible for managing each fund’s portfolio, subject to the supervision of the funds’ Board of Directors and in accordance with each fund’s goal and policies. In exchange for providing these services, MCA receives a management fee from each fund. Below are the management fee rates each fund paid during the fiscal year ended May 31, 2004 (after waivers and reimbursements), as a percentage of average daily net assets:

Management Fee Paid (%)
Prime Money Market Fund	0.23
Government Money Market Fund	0.22
Tax-Exempt Money Market Fund	0.22

HOW TO INVEST

In this section, you’ll find information on how to invest in the funds, including how to choose a share class and how to buy, sell, and exchange fund shares. It’s also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as a Mercantile Funds shareholder.

You can find out more about the topics covered here by contacting the Mercantile Funds, your financial representative, or a representative of your workplace retirement plan or other investment provider.

CHOOSING A SHARE CLASS

This prospectus offers two share classes, each with its own cost structure. The funds have one other share class, which is designed for institutional investors and offered through a separate prospectus.

Before investing, you may want to compare the different share classes. You can also ask your financial advisor to help you choose the share class that best suits your situation. Each fund has adopted a 12b-1 plan that allows its Class A and Class C shares each to pay, out of its respective assets, a distribution and service fee, as defined by the National Association of Securities Dealers (NASD). The maximum annual fees for each share class are:

	Class A	Class C
Distribution	0.25%	0.75%
Service	0.25%	0.25%
Total	0.50%	1.00%

Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost you more than paying other types of sales charges.

Your financial representative may be paid a dealer reallowance when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund’s adviser or distributor may provide compensation to financial representatives for distribution, administrative and promotional services.

The table below lists the main features of each share class. It’s only a summary – be sure to read the more complete information that follows, especially the details of sales charges and the information on how to reduce or eliminate them.

Sales Charges

Class C

•	Appropriate for investors who plan to exchange into one or more of the Mercantile Class C equity and bond funds

•	No charges when you buy shares

•	Contingent Deferred Sales Charge (CDSC) of 1.00% when you sell shares within one year of buying them

•	Higher annual expenses than Class A shares

•	Shares never convert to Class A; higher annual expenses remain in effect for as long as you own your shares

IMPORTANT INFORMATION FOR ALL SHAREHOLDERS WHO MAY BE ELIGIBLE FOR REDUCED SALES CHARGES

The Mercantile Funds offer several options through which new and existing investors have the opportunity to reduce or eliminate sales charges. These options are described on these two pages.

One of the most important things to understand about these options is that it is up to you, the investor, to let us know in advance if you qualify or intend to qualify for a sales charge reduction or elimination. We cannot apply these methods automatically or retroactively. For more information, speak with your financial advisor, or contact the funds or the transfer agent.

Note that for purposes of qualifying for sales charge reductions, “immediate family member” is defined as a spouse or a child under the age of 21.

CLASS A SHARES

There are no sales charges on Class A shares in our money market funds. However, if you subsequently exchange money into a bond or stock fund, you’ll need to pay that fund’s sales charges.

CLASS C SHARES

Class C shares have no up-front sales charges. Instead, they have higher yearly expenses, and also a contingent deferred sales charge (CDSC) on shares you sell within one year of buying them:

Deferred sales charges

If you sell shares this much is deducted

during the from your proceeds

first year 1.00%

second year or later None

Sales Charge Waivers

You won’t be charged a CDSC when you sell Class C shares:

•	that you bought with reinvested dividends or capital gains distributions

•	that you sell at least one year after purchase

•	if the shares are exchanged into Class C shares of another Mercantile fund

•	as an allowable distribution from a qualified retirement plan

•	in connection with the death or disability of the shareholder

•	under a Systematic Withdrawal Plan that liquidates less than 10% of account assets a year

•	to correct an excess contribution to a qualified retirement plan

In addition, for Class C shares held in a 401(k) plan administered by Mercantile Retirement Services, there is no CDSC when you exchange into another firm’s mutual fund shares.

HOW TO BUY, SELL, AND EXCHANGE FUND SHARES

Use the instructions on these pages if you are investing directly with Mercantile Funds. If you’re investing through a financial advisor, your advisor will be able to give you instructions.

Opening or Adding to an Account

First investment	Additional Investments
You can open an account for as little as $1,000.	You can add as little as $100 at a time to your account.

By mail or express delivery

• Complete and sign an application (if you need an application, call 800-551-2145)	• Make out an investment check to “Mercantile Funds, Inc.”
• Send the application to us at the appropriate address at right, along with an investment check made out to “Mercantile Funds, Inc.”

•      Write a letter that includes your name, account number, the amount of your investment, and the fund name and share class

•      Sign the letter, enclose the check, and mail it to the appropriate address at right

By wire
• Call 800-551-2145 for instructions before wiring any money • After wiring, follow up promptly by sending a completed application to us at the appropriate address at right

•      Request your bank to wire Federal funds to:

Huntington Bank, Columbus, OH, 43219

Account # 01899622436

Routing # 044000024

•      Specify the fund name and share class, your name, your account number, and the fact that this is not a first investment in your account

•      Be aware that your bank may charge a fee to wire money

By phone

•      Call 800-551-2145 to verify that the service is in place, then follow the voice prompts to place your order

•      If the service is not in place, you can set it up1: first, verify that your bank is a member of the Automated Clearing House (ACH) system; second, call 800-551-2145 and ask for a Service Options Form to be mailed to you; third, complete the “Invest by Phone” and “Bank Information” sections and return the form

With an automatic investment plan
To set up regular investments from a bank checking account, call 800-551-2145

[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

Regular mail

Mercantile Funds, Inc.

PO Box 182028

Columbus, OH 43218-2028

Express, registered, or certified

Mercantile Funds, Inc.

3435 Stelzer Road

Columbus, OH 43219

When buying fund shares, make sure your request is in “good order,” meaning that it includes:

•	The name of the fund

•	The dollar amount you want to invest

•	A purchase application

•	Proper payment, such as a check payable to Mercantile Funds, Inc., or arrangements to pay by wire

Exchanging or Selling Shares

Exchanging into Another Fund	Selling Shares
Exchanges can be as little as $1,000 if opening a new account, or $100 if adding to an existing account. Be sure to obtain and read a current prospectus for the fund into which you are exchanging.	Some sell orders, including those for more than $100,000, must be placed in writing with a signature guarantee (see “Policies About Transactions”).
By mail, express delivery or fax

•      Write a letter that includes your account number, the fund and share class you’re exchanging out of, the dollar value or number of shares to be exchanged, and the name and share class of the fund into which you are exchanging

•      Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account.

•      Mail or fax the letter to the appropriate address or phone number below

•      Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold

•      Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

•      Mail or fax the letter to the appropriate address or phone number below

By phone, wire, or ACH

• Call 800-551-2145 to request an exchange

•      Call 800-551-2145 to confirm which transaction options you have in place (see page XX for more details on these options):

•      Telephone redemption (with proceeds sent to the address of record) is available unless you declined it on your application

•      Wire and ACH require additional information and need to be set up in advance[1]

•      Minimum sell order for wire is $1,000, for ACH transfer $100

With an automatic plan

• Call 800-551-2145 to set up an automatic exchange plan	• Call 800-551-2145 to set up an automatic withdrawal plan

[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

Regular mail

Mercantile Funds, Inc.

PO Box 182028

Columbus, OH 43218-2028

Express, registered,

or certified

Mercantile Funds, Inc.

3435 Stelzer Road

Columbus, OH 43219

Fax:

XXX-XXX-XXXX

When selling fund shares, make sure your request is in “good order,” meaning that it includes:

•	Your account number

•	The name of the fund

•	The dollar amount or number of shares you want to sell

•	Signatures of all account owners, exactly as their names are registered on the account

•	Any required signature guarantees (see page XX)

•	Any supporting legal documentation that may be required

SHAREHOLDER SERVICES AND POLICIES

As a Mercantile Funds shareholder, you have access to a variety of services and privileges that can be tailored to your particular investment needs. Many of these are described below.

There are also a number of policies affecting the ways you do business with us that you may find helpful to know about. The most important of these policies are described following the services.

How much of this service and policy information applies to you will depend on the type of account your Mercantile Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

If you’re investing through a financial advisor, check the materials you received from your advisor about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial advisor may charge fees in addition to those charged by the funds.

Shareholder Services

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place, call 800-551-2145. These options are available only to shareholders investing directly with Mercantile Funds.

Tax-advantaged investment plans A full range of retirement and other tax-advantaged investment plans are available directly from Mercantile Funds or from your financial advisor, including IRA, SEP, 401(k) and pension plans. All funds (except the tax-exempt funds) and all share classes are eligible for investment in tax-advantaged accounts.

For information about the plans, including the features, fees, and limitations, call 800-551-2145 or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

Exchange privilege As a Mercantile Funds investor, you can exchange some or all of your shares of one Mercantile fund for the same class of shares in any other Mercantile fund, as long as those shares may legally be sold in your state.

In general, there are no sales charges when you exchange from one fund to another. One exception is with Class A shares when you are exchanging from a money market fund into a stock or bond fund. Unless you are eligible for a sales charge waiver, you will be charged the sales charge on the fund into which you’re exchanging. Note that once you have paid a sales charge, you’ll be given credit for having paid that charge in all future exchanges of the money involved.

Automatic Investment Plan Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic monthly transfers of $100 or more from your bank account into your fund account. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, call 800-551-2145. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the funds if a scheduled transfer can’t be made because of a low bank balance.

Systematic Withdrawal Plan Our Systematic Withdrawal Plan lets you set up regular withdrawals from your Mercantile Funds investment. Withdrawals can be set up for one, two, four, or twelve times a year, and the withdrawals can be for as little as $100 each. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day), and are either distributed to you in cash or reinvested in shares of another fund.

To set up Systematic Withdrawal, call 800-551-2145. Note that you need a minimum account balance of $10,000. There’s no CDSC on Class C Shares when your systematic withdrawals for a calendar year amount to less than 10% of your account’s value.

Checkwriting Many shareholders are eligible for checkwriting on their money market fund balances. There’s no limit to the number of checks you may write, although each check must be for at least $500. To apply for this feature, complete the appropriate section of your new account application or call 800-551-2145.

When you write a check, you’ll continue to receive the daily dividends on the money up to the day your check is presented to us for payment. Applicable CDSC for Class C Shares will be deducted from your account the day the check is presented for payment. We may charge a fee for checkwriting, and on 30 days’ written notice to shareholders we may change or terminate the checkwriting privilege. You cannot write a check to close an account. Your account will be charged a $50 penalty for each check returned due to insufficient funds.

Directed reinvestments If you like, you can choose to have your dividends and distributions automatically invested in shares of a different Mercantile fund. Simply complete the appropriate section on your new account application or call 800-551-2145.

OUR “ONE COPY PER HOUSEHOLD” POLICY

We typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial advisor or call 800-551-2145.

POLICIES ABOUT TRANSACTIONS

Business hours The funds are open for business each day the New York Stock Exchange (NYSE) is open. In addition, the funds observe Columbus Day and Veterans Day holidays. With respect to the Tax-Exempt Money Market Fund, the price of each share class is calculated every business day at 11:00 a.m. Eastern Time, and with respect to the Prime Money Market Fund and Government Money Market Fund at 3:00 p.m. Eastern Time. If the bond market closes early due to a holiday or in the case of a scheduled half-day or an unscheduled suspension, the Prime Money Market Fund and Government Money Market Fund close at 11:00 a.m. Eastern Time.

If the NYSE is closed because of an emergency, the funds could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the funds are open by calling 800-551-2145.

Determining when your order will be processed If the funds’ transfer agent receives your order to buy or sell shares before 11:00 a.m. Eastern Time for the Tax-Exempt Money Market Fund or before 3:00 p.m. Eastern Time for the Prime Money Market Fund and Government Money Market Fund and it is in good order, it will be processed at the share price calculated that day. Orders received after the close of a fund’s business hours will be processed at the next business day’s share price. A representative of your financial advisor should be able to tell you when your order will be processed.

In order for our investors to be able to place orders with their financial advisors up to the close of the trading day and still receive that day’s share price, the funds permit certain advisors and other intermediaries to transmit their orders to the funds after the close of the trading day. However, the funds will only accept such an order from an intermediary if the intermediary has established a Delayed Processing Agreement with the funds and if the order carries a time-stamp indicating that the intermediary received it before the close of the trading day.

Paying for shares you buy Fund shares can only be paid for with U.S. dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, credit card checks or third party checks (checks made out to you and signed over to us).

Wire transaction policies Wire transactions are generally completed within 24 hours of when you place your order. The funds can only send wires of $1,000 or more and can only accept wires of $50 or more.

Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

Note that when you open an account by wire, you won’t be able to sell the shares in that account until we have received and processed your account application.

Our Customer Identification Program To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. The funds may limit transactions in your account until your identity is verified.

For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It’s important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

Your account may have telephone transaction privileges. If you don’t plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

Orders that require a signature guarantee There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

•	when you want to sell more than $100,000 worth of shares

•	when you want to send the proceeds to a third party

•	when the address of record on the account has changed in the past 30 days

You do not need a signature guarantee if you want money wired or sent via ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

Timing of payment for shares you sell Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be the same day it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

•	when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

•	when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

Limits on exchanges, purchases, and redemptions Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days’ notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

The funds frown upon short-term and other excessive trading into and out of the funds, particularly market-timing trades. Excessive trading may harm fund performance by disrupting portfolio management strategies and by increasing expenses.

The funds have policies in place to deter any possible market timing trading of the funds’ shares, and intend to enforce these policies vigorously. At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of market timing. The transfer agent monitors trading activity on all accounts and automatically detects any account that reaches 12 exchanges in a calendar year. In addition, the funds may reject or limit any purchase orders, including exchanges, from market timers or investors that may be disruptive to the funds.

How the funds value their holdings The assets of the funds are valued at amortized cost, which generally approximates market value. Although the funds seek to maintain their net asset value per share of $1.00, there can be no assurance that the net asset value per share will not vary.

How the funds calculate share prices We calculate a net asset value per share (NAV), or share price, for each fund and share class every day the funds are open for business. With each fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtracts its total liabilities, and divide the result by the number of shares outstanding.

The price at which you buy shares is calculated as follows:

•	Class A and C shares: NAV

The price at which you sell shares is calculated as follows:

•	C shares: NAV, adjusted for any applicable sales charges taken out of the proceeds (see “Choosing a Share Class”)

How we calculate deferred sales charges When you sell shares that have a contingent deferred sales charge (CDSC), we calculate the CDSC as a percentage of what you paid for the shares or the amount at which you’re selling them — whichever results in the lower charge to you. In processing your orders to sell shares, we sell the shares with the lowest CDSC first.

Exchanges from one fund into another do not affect your CDSC. The CDSC for any share you sell is based on the date you originally invested that money with Mercantile Funds.

There are certain cases in which you may be exempt from a CDSC, including shares that are sold:

•	in connection with the death or disability of an account owner (including a joint owner)

•	through an automatic withdrawal plan that is withdrawing less than 10% per year of your total account value

•	in connection with certain retirement or benefit plans

•	for certain loan advances, hardship provisions, or returns of excess contributions to a tax-advantaged investment plan

In each of these cases, there are other provisions that apply. To find out if you are eligible for a waiver, call 800-551-2145 or speak with your financial advisor.

Share certificates We do not issue share certificates.

IF YOU CANNOT REACH US BY PHONE

Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on page XX.

SELLING SHARES IN TRUST, BUSINESS, OR ORGANIZATION ACCOUNTS

Selling shares in these types of accounts often requires additional documentation. Please call 800-551-2145 or contact your financial advisor for more information.

Other Rights We Reserve

You should be aware that we may do any of the following:

•	reject your account application if you fail to give us a correct Social Security or other tax ID number

•	withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

•	close your account and send you the proceeds if the value of your account falls below $1,000 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days’ notice so you can either increase your balance or close your account

•	pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell them, you may pay brokerage charges.

•	change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

•	suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares

•	withdraw or suspend the offering of shares at any time

•	reject any order we believe may be fraudulent or unauthorized

•	reject any telephone redemption if we believe it is advisable to do so

•	reject or limit purchases of shares for any reason

DISTRIBUTIONS AND TAXES

Mutual funds pass along to shareholders virtually all of their net earnings. There are two basic ways a fund can earn money: by receiving interest, dividends, or other income payments from securities it holds, or by selling securities for more than what it paid for them. Keep in mind that a fund’s earnings are separate from any gains or losses you may realize from your own transactions in fund shares. A fund is not necessarily obligated to pay its shareholders a distribution during any particular period.

When the funds pay dividends and distributions The funds declare dividends daily and pay monthly. Capital gains (if any) are declared and paid at least annually.

A fund may also pay dividends and capital gain distributions at other times if it means that the fund would otherwise have to pay federal income or excise tax.

Choices for receiving dividends and distributions You can choose how you receive your dividends and distributions. You can:

•	have all dividends and distributions automatically reinvested in fund shares, at NAV (this is the only option for retirement accounts and other tax-deferred accounts)

•	have all dividends and distributions sent to you by check or sent to your bank account by ACH transfer

•	have all dividends and distributions invested in a different fund of your choice

•	have your dividends reinvested and your distributions sent to you by check, or vice versa

Please indicate your preference on your application. If you don’t give us any instructions, we will reinvest all dividends and distributions in the fund from which they originated. To change the dividend and distribution arrangement on an existing account, call 800-551-2145.

Note that if you invested through a financial institution rather than directly with Mercantile Funds, any dividend or distribution payments you request will be wired to your financial institution. Also note that if any dividend or distribution payments are returned as undeliverable, those payments and any future payments will be reinvested until we receive valid instructions otherwise. You will not receive any interest on uncashed dividend and distribution checks.

Tax consequences of buying and selling fund shares In general, buying and selling fund shares will have tax consequences for you. (An important exception is an IRA or other tax-advantaged account.) When you sell shares, you typically will realize either a capital gain or loss. If you have a gain, how it is taxed depends in part on how long you owned the share. Note that for tax purposes, an exchange from one fund to another counts as a sale.

Tax status of dividends and distributions The tax status of the fund earnings you receive and your own fund transactions generally depends on their type:

Generally taxed at ordinary income rates:

•	short-term capital gains from selling fund shares

•	taxable income dividends paid by a fund (although non-corporate taxpayers may be entitled to a reduced tax rate on these dividends based on the amount of qualified dividend income received by the funds)

•	short-term capital gains distributions paid by a fund

Generally taxed at capital gains rates:

•	long-term capital gains from selling fund shares

•	long-term capital gains distributions paid by a fund

In addition, fund payments and transactions may be subject to state and local taxes.

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Tax status statements Each Mercantile Fund mails out detailed tax information to its shareholders soon after the end of each calendar year. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.

Note that dividends or distributions that are declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Because each shareholder’s tax situation is unique, ask your tax professional for more information about the possible tax consequences of your Mercantile Fund investments.

Service Providers

Management and support services are provided to the funds by several organizations.

Investment Adviser and Administrator

Mercantile Capital Advisors, Inc.

Baltimore, MD

Custodian

The Fifth Third Bank

Cincinnati, OH

Transfer Agent

BISYS Fund Services Ohio, Inc.

Columbus, OH

Distributor

Mercantile Investment Services, Inc.

Boston, MA

FOR MORE INFORMATION

You will find more information about the funds in the following documents:

Annual and Semi-Annual Reports The funds’ annual and semi-annual reports contain more information about the funds. The funds’ annual report contains a discussion about the market conditions and investment strategies that had a significant effect on the funds’ performance during the last fiscal year.

Statement of Additional Information (SAI) The SAI contains detailed information about the funds and their policies. It is incorporated by reference into and legally considered to be part of this prospectus.

You can get a free copy of these documents, request other information about the funds and make shareholder inquiries by calling 800-551-2145 or writing to:

Mercantile Funds

Mutual Fund Administration

Two Hopkins Plaza

Baltimore, MD 21201

800-551-2145

www.mercantilemutualfunds.com

If you buy your shares through a financial institution, you may contact your institution for more information.

You may review and obtain copies of the funds’ documents by visiting the SEC’s Public Reference Room in Washington, DC. You may also obtain copies of the funds’ documents after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

SEC File Number: 811-5782

Mercantile Funds

Institutional Shares

PROSPECTUS                 September 30, 2004

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Low Duration Bond Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

www.mercantilemutualfunds.com

Not FDIC insured. May lose value. No bank guarantee.

As with all mutual funds, the Securities and Exchange Commission makes no determination about the merits of these funds’ shares or the accuracy or completeness of this prospectus. Anyone who tells you otherwise is committing a crime.

(Logo) Mercantile Mutual Funds

1

Inside this Prospectus

About the Funds:

Descriptions of each fund’s goals, strategy and main risks, along with information on past performance, and costs.

Growth & Income Fund	00
Equity Income Fund	00
Equity Growth Fund	00
Capital Opportunities Fund	00
International Equity Fund	00
Diversified Real Estate Fund	00
Low Duration Bond Fund	00
Limited Maturity Bond Fund	00
Total Return Bond Fund	00
Maryland Tax-Exempt Bond Fund	00
Tax-Exempt Limited Maturity Bond Fund	00
National Tax-Exempt Bond Fund
Prime Money Market Fund	00
Government Money Market Fund	00
Tax-Exempt Money Market Fund	00
Additional Information on Policies and Risks	00
The Investment Adviser and Sub-advisers	00
How to Invest: Information, instructions, and policies to know about your fund account and transactions.	00
Institutional Shares	00
How To Buy, Sell and Exchange Fund Shares	00
Policies and Transactions	00
Shareholder Services and Policies	00
Distributions and Taxes	00
For More Information	00

About the Funds

Inside this prospectus is information about the Mercantile Funds (the “funds”). The funds offer portfolios of equity, fixed income and money market portfolios.

Six equity portfolios: the Growth & Income Fund, the Equity Income Fund, the Equity Growth Fund, the Capital Opportunities Fund, the International Equity Fund and the Diversified Real Estate Fund.

Seven fixed income portfolios: the Low Duration Bond Fund, the Limited Maturity Bond Fund, the Total Return Bond Fund, the Maryland Tax-Exempt Bond Fund, the Tax-Exempt Limited Maturity Bond Fund and the National Tax-Exempt Bond Fund.

Three money market portfolios: the Prime Money Market Fund, the Government Money Market Fund, and the Tax-Exempt Money Market Fund.

On the following pages, you will find information about each fund’s investment goal, the main strategies each fund uses to purse that goal, the main risks that could affect performance, the past performance for each fund measured on both a year-by-year and long-term basis and the fees and expenses you will pay as an investor in each fund.

Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money be investing in them.

Growth & Income Fund

The fund’s goal is long-term capital growth, with income as a secondary goal.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 65% of total assets in equities of U.S. companies. Although the fund may invest in companies of any market capitalization and economic sector, it typically favors large-cap stocks, and may at times emphasize particular companies or market sectors.

In managing the fund, the adviser chooses stocks using a blend of growth and value strategies. The adviser looks for companies that appear to have above-average prospects for growth and whose stocks are currently selling at an attractive price relative to other measures of worth. The adviser also looks for a history of superior performance in the growth of sales, earnings, and dividends.

The adviser uses a disciplined buy/sell process that typically combines quantitative and qualitative analysis. The adviser typically analyzes company financial statements as well as industry and economic trends. It also seeks to develop an understanding of a company’s products and management. Based on the resulting data and observations, the fund establishes a target value for a stock. Reasons for the fund to sell a stock include an actual or anticipated weakening of a company’s fundamentals or outlook, when the stock reaches a target price, or when the adviser believes that further price rises are not on the horizon.

Main types of securities the fund may hold

•	Equities, including common and preferred stock of U.S. and foreign companies

•	Sponsored ADRs, EDRs, and GDRs

•	Convertible securities of any credit rating

Major policies/limits

•	No more than 25% of total assets in equity or debt securities of foreign companies, including investments through ADRs, EDRs and GDRs.

•	No more than 10% of total assets in convertible securities that are rated BBB/Baa or below at the time of investment

Definitions

Market capitalization, market cap The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole.

Large-cap company A company with a relatively large market capitalization. Although the fund does not specifically define large-caps, the average dollar-weighted market cap of its holdings as of                         , 2004 was $XX.X billion.

ADR, EDR, GDR Forms of equity ownership of foreign stock. The terms stand for American, European, and Global Depositary Receipts, respectively. ADRs typically are denominated in U.S. dollars and trade on U.S. stock exchanges. EDRs and GDRs typically are denominated in foreign currencies and trade in foreign markets.

Growth strategy A strategy of seeking stocks that appear to have above-average potential for growth of revenue, earnings, and stock price over time.

Value strategy A strategy of seeking stocks whose market price appears low in light of certain other measures of worth, such as book value, recent earnings, or earnings growth.

This fund may be appropriate for investors seeking long-term growth with somewhat less potential volatility than the overall stock market.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Stock Market Risk The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Sector Risk To the extent that the fund emphasizes particular market sectors, such as technology, it is more sensitive to the risks of those sectors. Stocks of technology companies in particular may be highly volatile, owing to factors such as rapid product obsolescence, intense competition, and changes in government regulation. Technology stocks may experience significant rises or falls caused by disproportionate investor optimism or pessimism.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Foreign Investment Risk Foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Convertible Securities Risk Investments in convertible securities (debt securities that convert to stock when stated conditions are reached) may fall in value if interest rates rise or if the credit or stock price of the issuer declines. Lower credit quality securities tend to be more volatile, may fall substantially during hard economic times, and carry a greater risk of default.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGER

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio manager is primarily responsible for the day-to-day management of the fund. He is assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Manind V. Govil, CFA

•	Senior Vice President, MCA

•	Primary portfolio manager for the fund (since 1996)

•	At MCA and its predecessor since 1994

•	Began investment career in 1994

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	10 Year
Before Taxes	24.33%	0.96%	10.49%
After taxes on distributions (assumes shares are still held)	23.99%	-0.43%	8.59%
After taxes on distributions and sale of fund shares	15.78%	0.41%	8.34%
(assumes shares were sold at end of period)
S&P 500 Index	28.69%	-0.57%	11.07%
(an unmanaged index comprised of 500 widely held common U.S. stocks)

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any taxes, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested.

BEST QUARTER:

22.18%, 4Q 1998

WORST QUARTER:

-13.52%, 1Q 2001

YTD RETURN as of 6/30/04: x.x%

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

The share class described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Shareholder Fees	None
Annual Operating Expenses
Management Fees	0.60%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.20%

Total Fund Operating Expenses*	0.80%

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

Management Fees	0.58%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.20%

Total Fund Operating Expenses (after waivers and expense limitations)	0.78%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares (same cost whether you sold or held shares)	$82	$255	$444	$990

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of the fund’s Institutional share class. Total return figures show the percentage an investor would have gained or lost during each year, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Institutional Class
	For the Years Ended
	05/31/04	05/31/03	05/31/02	05/31/01	05/31/00
Net Asset Value, Beginning of Period	$15.33	$16.84	$20.96	$25.50	$24.43

Income From Investment Operations:
Net Investment Income	0.10	0.15	0.15	0.17	0.13
Net Realized and Unrealized Gain (Loss) on Investments	2.58	(1.51)	(2.16)	(1.77)	2.75

Total From Investment Operations	2.68	(1.36)	(2.01)	(1.60)	2.88

Less Distributions to Shareholders from:
Net Investment Income	(0.10)	(0.15)	(0.15)	(0.17)	(0.16)
Net Capital Gains	—	—	(1.96)	(2.77)	(1.65)

Total Distributions	(0.10)	(0.15)	(2.11)	(2.94)	(1.81)

Net Asset Value, End of Period	$17.91	$15.33	$16.84	$20.96	$25.50

Total Return	17.55%	(8.03)%	(10.08)%	(7.42)%	12.11%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$469,056	$395,293	$390,191	$469,580	$484,438
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.75%	0.74%	0.70%	0.70%	0.70%
Before Expense Waiver	0.80%	0.82%	0.81%	0.80%	0.80%
Ratio of Net Investment Income to Average
Net Assets	0.58%	1.00%	0.87%	0.76%	0.53%
Portfolio turnover rate	38.63%	40.90%	41.17%	44.48%	28.46%

Equity Income Fund

The fund’s goal is current income and long-term capital growth consistent with reasonable risk.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equities of U.S. companies. Although the fund may invest in companies of any market capitalization and economic sector, it typically favors large-cap stocks, and may at times emphasize particular companies or market sectors.

In managing the fund, the adviser chooses stocks using a value oriented yield tilt investment approach. The adviser looks for stocks it believes will produce above-average dividend yields and “out-of-favor stocks” that are currently selling at an attractive price relative to other measures of worth. The adviser also looks for a history of superior performance in the growth of sales, earnings, and dividends.

Reasons for the adviser to sell a stock include when a stock has net established price targets or has become relatively overvalued compared to other issues, as determined by the adviser. A stock may also be sold as a result of a deterioration in the performance of the stock or in the financial condition of the issuer of the stock.

Main types of securities the fund may hold

•	Equities, including common and preferred stock of U.S. and foreign companies

•	Sponsored ADRs, EDRs, and GDRs

•	Convertible securities of any credit rating

Major policies/limits

•	No more than 20% of net assets in equity and debt securities of foreign companies, including investments through ADRs, EDRs and GDRs.

•	No more than 10% of total assets in convertible securities that are rated BBB/Baa or below at the time of investment

Definitions

Market capitalization, market cap The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole.

Large-cap company A company with a relatively large market capitalization. Although the fund does not specifically define large-caps, the average dollar-weighted market cap of its holdings as of                         , 2004 was $XX.X billion.

ADR, EDR, GDR Forms of equity ownership of foreign stock. The terms stand for American, European, and Global Depositary Receipts, respectively. ADRs typically are denominated in U.S. dollars and trade on U.S. stock exchanges. EDRs and GDRs typically are denominated in foreign currencies and trade in foreign markets.

Dividend A distribution of a portion of profits to a company’s shareholders. Stocks with a history of paying regular quarterly dividends are called “dividend stocks.”

Investors who want to take a more conservative approach to long-term investing may want to consider this fund.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Stock Market Risk The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Value Investing Risk The fund’s performance may lag that of other types of stock funds during times when value stocks don’t perform as well as other types of stocks, such as growth stocks.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Convertible Securities Risk Investments in convertible securities (debt securities that convert to stock when stated conditions are reached) may fall in value if interest rates rise or if the credit or stock price of the issuer declines. Lower credit quality securities tend to be more volatile, may fall substantially during hard economic times, and carry a greater risk of default.

Sector Risk To the extent that the fund emphasizes particular market sectors, such as technology, it is more sensitive to the risks of those sectors. Stocks of technology companies in particular may be highly volatile, owing to factors such as rapid product obsolescence, intense competition, and changes in government regulation. Technology stocks may experience significant rises or falls caused by disproportionate investor optimism or pessimism.

Foreign Investment Risk Foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGER

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio manager is primarily responsible for the day-to-day management of the fund. He is assisted by a team that includes economists, research analysts, traders, and other investment specialists.

George S. Michaels, CFA

•	Senior Vice President, MCA

•	Primary portfolio manager for the fund (since 2000)

•	At MCA and its predecessors since 1968

•	Began investment career in 1968

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	Since Inception(1)
Before Taxes	27.11%	-1.07%	0.56%
After taxes on distributions (assumes shares are still held)	26.19%	-4.02%	-2.53%
After taxes on distributions and sale of fund shares	17.53%	-1.85%	-0.53%
(assumes shares were sold at end of period)
Russell 1000 ® Value Index	30.03%	3.56%	4.72%
(an unmanaged index generally representative of the U.S. large cap value stock market )

(1)	3/1/98 for fund, 2/28/98 for index

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any taxes, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested.

BEST QUARTER:

13.90%, 2Q 2003

WORST QUARTER:

-17.14%, 3Q 2002

YTD RETURN as of 6/30/04: x.x%

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applie during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

The share class described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Shareholder Fees	None
Annual Operating Expenses
Management Fees	0.60%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.25%

Total Fund Operating Expenses*	0.85%

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

Management Fees	0.53%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.25%

Total Fund Operating Expenses (after waivers and expense limitations)	0.78%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares (same cost whether you sold or held shares)	$87	$271	$471	$1049

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of the fund’s Institutional share class. Total return figures show the percentage an investor would have gained or lost during each year, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Institutional Class
	For the Years Ended
	05/31/04	05/31/03	05/31/02	05/31/01	05/31/00
Net Asset Value, Beginning of Period	$3.87	$4.42	$5.09	$7.07	$10.25

Income From Investment Operations:
Net Investment Income	0.08	0.07	0.07	0.08	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.64	(0.55)	(0.42)	(0.00)[3]	(1.22)

Total From Investment Operations	0.72	(0.48)	(0.35)	0.08	(1.04)

Less Distributions to Shareholders from:
Net Investment Income	(0.08)	(0.07)	(0.07)	(0.08)	(0.19)
Net Capital Gains	—	—	(0.25)	(1.98)	(1.95)

Total Distributions	(0.08)	(0.07)	(0.32)	(2.06)	(2.14)

Net Asset Value, End of Period	$4.51	$3.87	$4.42	$5.09	$7.07

Total Return	18.86%	(10.77)%	(7.26)%	1.66%	(10.98)%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$87,814	$92,503	$103,601	$108,124	$194,948
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.75%	0.74%	0.70%	0.70%	0.70%
Before Expense Waiver	0.85%	0.85%	0.83%	0.81%	0.80%
Ratio of Net Investment Income to Average
Net Assets	1.97%	1.95%	1.47%	1.44%	2.09%
Portfolio turnover rate	37.87%	32.17%	28.86%	32.09%	58.67%

Equity Growth Fund

The fund’s goal is long-term capital growth.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equities of U.S. companies. Although the fund may invest in companies of any market capitalization and economic sector, it typically favors large-cap stocks, and may at times emphasize particular companies or market sectors.

In managing the fund, the adviser chooses stocks using a growth strategy, meaning that it looks for stocks it believes have potential for above-average growth over the long term. The adviser evaluates various factors used to support future growth, such as, a company’s earnings history, risk and volatility of a company’s business, technological advances, good product development and quality of management.

Reasons for the adviser to sell a stock include an adverse change in the projected earnings growth of the company issuing the stock, an immediate fundamental deterioration of the company, or when the adviser believes a stock is overvalued. The adviser will also sell a stock when, as a result of changes in the economy or the performance of the stock or other circumstances, the adviser believes that owning the stock is no longer consistent with the fund’s goal.

Main types of securities the fund may hold

•	Equities, including common and preferred stock of U.S. and foreign companies

•	Sponsored ADRs, EDRs, and GDRs

•	Convertible securities of any credit rating

Major policies/limits

•	No more than 20% of net assets in equity and debt securities of foreign companies, including investments through ADRs, EDRs and GDRs

•	No more than 10% of total assets in convertible securities that are rated BBB/Baa or below at the time of investment

Definitions

Market capitalization, market cap The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole.

Large-cap company A company with a relatively large market capitalization. Although the fund does not specifically define large-caps, the average dollar-weighted market cap of its holdings as of                         , 2004 was $XX.X billion.

ADR, EDR, GDR Forms of equity ownership of foreign stock. The terms stand for American, European, and Global Depositary Receipts, respectively. ADRs typically are denominated in U.S. dollars and trade on U.S. stock exchanges. EDRs and GDRs typically are denominated in foreign currencies and trade in foreign markets.

Growth strategy A strategy of seeking stocks that appear to have above-average potential for growth of revenue, earnings, and stock price over time.

This fund may be appropriate for investors who want to pursue above-average long-term returns and can accept the risks that accompany a growth-oriented strategy.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Stock Market Risk The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Growth Investing Risk The fund’s performance may lag that of other types of stock funds during times when growth stocks don’t perform as well as other types of stocks, such as value stocks.

Sector Risk To the extent that the fund emphasizes particular market sectors, such as technology, it is more sensitive to the risks of those sectors. Stocks of technology companies in particular may be highly volatile, owing to factors such as rapid product obsolescence, intense competition, and changes in government regulation. Technology stocks may experience significant rises or falls caused by disproportionate investor optimism or pessimism.

Foreign Investment Risk Foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Convertible Securities Risk Investments in convertible securities (debt securities that convert to stock when stated conditions are reached) may fall in value if interest rates rise or if the credit or stock price of the issuer declines. Lower credit quality securities tend to be more volatile, may fall substantially during hard economic times, and carry a greater risk of default.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Kevin A. McCreadie, CFA

•	President and Chief Investment Officer, MCA

•	Primary portfolio manager of the fund (since 2003)

•	At MCA since 2002

•	Began investment career in 1982

Kevin C. Laake

•	Assistant Vice President, MCA

•	Co-manager of the fund (since 2004)

•	At MCA and its predecessor since 1999

•	Began investment career in 1999

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	Since Inception(1)
Before Taxes	27.19%	-6.56%	-2.59%
After taxes on distributions (assumes shares are still held)	26.96%	-7.22%	-3.52%
After taxes on distributions and sale of fund shares	17.65%	-5.47%	-2.23%
(assumes shares were sold at end of period)
Russell 1000® Growth Index	29.76%	-5.11%	-0.63%
(an unmanaged index generally representative of large cap growth stock market )

(1)	3/1/98 for fund, 2/28/98 for index

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any taxes, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested.

BEST QUARTER:

24.83%, 4Q 1999

WORST QUARTER:

-21.58%, 3Q 2001

YTD RETURN as of 6/30/04: x.x%

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

The share class described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Shareholder Fees	None
Annual Operating Expenses
Management Fees	0.60%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.39%

Total Fund Operating Expenses*	0.99%

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

Management Fees	0.39%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.39%

Total Fund Operating Expenses (after waivers and expense limitations)	0.78%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares (same cost whether you sold or held shares)	$101	$315	$547	$1213

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of the fund’s Institutional share class. Total return figures show the percentage an investor would have gained or lost during each year, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Institutional Class
	For the Years Ended
	05/31/04	05/31/03	05/31/02	05/31/01	05/31/00
Net Asset Value, Beginning of Period	$5.72	$6.50	$9.32	$12.67	$11.48

Income From Investment Operations:
Net Investment Income	0.02	0.03	0.01	0.04	0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.94	(0.79)	(2.70)	(2.58)	2.01

Total From Investment Operations	0.96	(0.76)	(2.69)	(2.54)	2.05

Less Distributions to Shareholders from:
Net Investment Income	(0.02)	(0.02)	(0.02)	(0.03)	(0.04)
Net Capital Gains		—	(0.11)	(0.78)	(0.82)

Total Distributions	(0.02)	(0.02)	(0.13)	(0.81)	(0.86)

Net Asset Value, End of Period	$6.66	$5.72	$6.50	$9.32	$12.67

Total Return	16.89%	(11.69)%	(29.18)%	(20.97)%	17.94%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$32,364	$29,568	$42,638	$73,582	$76,637
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.75%	0.74%	0.70%	0.70%	0.70%
Before Expense Waiver	0.99%	1.00%	0.86%	0.84%	0.85%
Ratio of Net Investment Income to Average
Net Assets	0.23%	0.51%	0.14%	0.35%	0.31%
Portfolio turnover rate	49.41%	40.69%	57.89%	28.45%	13.66%

Capital Opportunities Fund

The fund’s goal is long-term capital growth.

MAIN STRATEGIES

Under normal circumstances, the fund invests primarily in the equities of small companies with market capitalization of $1.5 billion or less at time of purchase. The fund may also invest in preferred stock and securities convertible into common stock. There is no minimum credit rating for the fund’s investment in convertible securities. In addition, the fund also may invest without limit in securities of companies offering shares in initial public offerings (IPOs). The fund may emphasize particular market sectors.

In managing the fund, the adviser divides the fund’s assets into two portfolios — growth and value — and assigns a separate management team to each. The adviser monitors the performance of the two teams as well as the relative outlook for growth stocks and value stocks, and may periodically adjust the percentage of assets assigned to each management team. The adviser may trade securities actively.

In selecting growth stocks for the fund’s portfolio, the growth team utilizes a bottom-up process, which seeks to identify small companies with high expected growth and revenues and that are believed to be leaders, or are expected to become leaders, in their respective market niches. This process involves assessing a stock’s current valuation by reviewing historical factors such as price-to-earnings, price-to-book, and price-to-free cash flow ratios, and revenues, as well as historic projected earnings and growth rates, and evaluating a company by looking at the capability of the management team, the strength of the company’s position within its industry, the potential for the company to develop new products or markets, the company’s return on equity and the company’s financial and accounting policies.

In selecting value stocks for the Fund’s portfolio, the value team identifies small companies whose stock prices appear low relative to their underlying value or future earnings potential. The value team considers the financial strength of a company, its management, the prospects for its industry and any anticipated changes within the company that might suggest a more favorable outlook going forward, with a focus on stocks whose prices are historically low based on a given financial measure such as profits, book value or cash flow.

The adviser may sell a growth stock as a result of an adverse change in the issuing company’s competitive position or ability to execute its growth plan or because of a significant earnings shortfall. The adviser may sell a value stock when there is a negative change in company fundamentals and/or relative valuations or when price appreciation leads to overvaluation relative to the valuation target.

Main types of securities the fund may hold

•	Equities, including common and preferred stock of U.S. and foreign companies

•	Sponsored ADRs, GDRs and EDRs

•	Convertible securities of any credit rating

Major policies/limits

•	No more than 25% of total assets in equity and debt securities of foreign companies, including investments through ADRs, EDRs and GDRs

Definitions

Market capitalization, market cap The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole.

Small-cap company A company with a relatively small market capitalization. The fund defines small-caps as those with a market cap of $1.5 billion or less at the time it first invests in them.

IPO (initial public offering) The first offering a company’s stock on the public market.

ADR, EDR, GDR Forms of equity ownership of foreign stock. The terms stand for American, European, and Global Depositary Receipts, respectively. ADRs typically are denominated in U.S. dollars and trade on U.S. stock exchanges. EDRs and GDRs typically are denominated in foreign currencies and trade in foreign markets.

Growth strategy A strategy of seeking stocks that appear to have above-average potential for growth of revenue, earnings, and stock price over time.

Value strategy A strategy of seeking stocks whose market price appears low in light of certain other measures of worth, such as book value, recent earnings, or earnings growth.

This fund may be of interest to long-term investors who want exposure to both the growth and value segments of the small-cap stock market.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Stock Market Risk The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Small-Cap Risk Because small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Sector Risk To the extent that the fund emphasizes particular market sectors, such as technology, it is more sensitive to the risks of those sectors. Stocks of technology companies in particular may be highly volatile, owing to factors such as rapid product obsolescence, intense competition, and changes in government regulation. Technology stocks may experience significant rises or falls caused by disproportionate investor optimism or pessimism.

IPO Risk Prices of IPOs can be highly unstable because of factors such as a lack of company history or profitability, lack of trading history for the stock, the small number of shares available for trading, and limited investor information. IPO shares may be hard to buy or sell at a desired time or price. IPO shares may trade indefinitely at prices below their issue price.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Foreign Investment Risk Foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Convertible Securities Risk Investments in convertible securities (debt securities that convert to stock when stated conditions are reached) may fall in value if interest rates rise or if the credit or stock price of the issuer declines. Lower credit quality securities tend to be more volatile, may fall substantially during hard economic times, and carry a greater risk of default.

Active Trading To the extent that a fund buys and sells securities more actively than many funds, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Delaware Management Company (“Delaware”) serves as the fund’s sub-adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes research analysts, traders, and other investment specialists.

Gerald S. Frey

•	Managing Director and Chief Investment Officer, Delaware

•	Co-manager of the fund – leads the fund’s growth stock team (since 2000)

•	At Delaware since 1996

•	Began investment career in 1980

Christopher S. Beck, CFA

•	Vice President and Senior Portfolio Manager, Delaware

•	Co-manager of the fund – leads the fund’s value stock team (since 2002)

•	At Delaware since 1997

•	Began investment career in 1981

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	Since Inception (1)
Before Taxes	42.99%	-2.69%
After taxes on distributions (assumes shares are still held)	42.99%	-2.71%
After taxes on distributions and sale of fund shares	27.94%	-2.29%
(assumes shares were sold at end of period)
Russell 2000 ® Index	47.25%	3.56%
(an unmanaged index considered representative of small-cap stocks)

(1)	7/5/00 for the fund, 6/30/00 for the Index

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any taxes, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested.

BEST QUARTER:

27.54%, 4Q 2001

WORST QUARTER:

-29.67, 3Q 2001

YTD RETURN as of 6/30/04: x.x%

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

The share class described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Shareholder Fees	None
Annual Operating Expenses
Management Fees	1.30%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.25%

Total Fund Operating Expenses*	1.55%

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

Management Fees	1.03%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.25%

Total Fund Operating Expenses (after waivers and expense limitations)	1.28%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares (same cost whether you sold or held shares)	$158	$490	$845	$1845

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of the fund’s Institutional share class. Total return figures show the percentage an investor would have gained or lost during each year, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Institutional Class
	For the Year Ended 05/31/04	For the Year Ended 05/31/03	For the Year Ended 05/31/02	For the Period 7/5/00 [1] to 05/31/01
Net Asset Value, Beginning of Period	$7.53	$7.34	$8.39	$10.00

Income From Investment Operations:
Net Investment Income	(0.03)	(0.03)	(0.05)	(0.00)[3]
Net Realized and Unrealized Gain (Loss) on Investments	1.60	0.22	(1.00)	(1.60)

Total From Investment Operations	1.59	0.19	(1.05)	(1.60)

Less Distributions to Shareholders from:
Net Investment Income	—	—	—	(0.00)[3]
Distribution in Excess of Net Investment Income	—	—	—	(0.01)
Net Capital Gains	—	—	—	—

Total Distributions	—	—	—	(0.01)

Net Asset Value, End of Period	$9.45	$7.53	$7.34	$8.39

Total Return	25.50%	2.59%	(12.51)%	(15.96)%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$153,815	$66,491	$36,065	$27,155
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.25%	1.25%	1.25%	1.25%[2]
Before Expense Waiver	1.55%	1.63%	1.57%	1.90%[2]
Ratio of Net Investment Income to Average
Net Assets	(0.41)%	(0.58)%	(0.74)%	(0.14)%[2]
Portfolio turnover rate	68.76%	98.94%	123.84%	94.47%

[1]	Commencement of Operations
[2]	Annualized
[3]	Amount rounds to less than $.01.

International Equity Fund

The fund’s goal is long-term capital growth.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. The fund may invest in foreign companies of any market capitalization and geographical area and may at times emphasize certain countries or regions, or certain economic sectors. The fund may also invest up to 10% of its net assets in non-investment grade debt securities, also known as junk bonds.

In managing the fund, the adviser uses a multi-manager approach. This approach permits the adviser to select sub-advisers, subject to the approval of the fund’s Board of Directors and the fund’s shareholders, and to allocate the fund’s assets between them. The fund’s assets are divided into two portfolios. The sub-advisers are Julius Baer Investment Management LLC (Julius Baer) and Morgan Stanley Investment Management Limited (MSIM). The adviser monitors the performance of these sub-advisers as well as the relative outlook for the approach each one uses, and may periodically adjust the percentage of assets assigned to each sub-adviser. The sub-advisers may trade securities actively.

Julius Baer looks for industries and companies whose products and services are in relatively high demand. These may include companies that have above-average earnings potential, are undergoing significant change, or are market leaders in developing industries. Julius Baer also considers expected levels of inflation, government policies or actions, currency relationships, and a region’s or country’s growth prospects. Reasons for Julius Baer to sell a stock include economic changes at the country or regional level, deteriorating stock performance, or a weakening of a company’s financial position.

MSIM looks for quality companies whose stock prices appear low relative to their long term intrinsic value. To identify these stocks, MSIM uses a disciplined, bottom-up approach to examine a universe of approximately 1,000 stocks. MSIM first looks for those whose prices are low relative to cash flow, book value, or other measures. MSIM then conducts extensive fundamental analysis with emphasis on cash-flow generation and return on capital employed. MSIM considers the strength of a company’s finances and management, the competitiveness of its products, its market position, and industry structure and outlook. Reasons for MSIM to sell a stock include the stock has reached its fair value target, an actual or anticipated weakening of a company’s fundamentals or outlook, or a more compelling investment opportunity exists.

Main types of securities the fund may hold

•	Foreign securities, including common stock, preferred stock, rights and warrants

•	Foreign debt securities

•	Derivatives, such as futures, which may be used either for hedging or to seek to increase total return

Major policies/limits

•	No more than 25% of net assets in securities of issuers from emerging markets

•	No more than 10% of its net assets in junk bonds

•	No limit to how much the fund may invest in any given foreign country, but under normal circumstances it invests in at least three countries (and typically many more than that)

Definitions

Foreign company A company whose business is primarily outside the U.S., or whose stock trades primarily in a non-U.S. stock market.

Market capitalization, market cap The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole.

Growth strategy A strategy of seeking stocks that appear to have above-average potential for growth of revenue, earnings, and stock price over time.

Value strategy A strategy of seeking stocks whose market price appears low in light of certain other measures of worth, such as book value, recent earnings, or earnings growth.

Derivative An investment whose value is derived from that of one or more securities, indexes, currencies, or other reference data.

This fund may be appropriate for growth investors who want to diversify a domestic portfolio.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Stock Market Risk The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Foreign Investment Risk Foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Geographic and Sector Risk To the extent that the fund emphasizes particular countries, regions, or market sectors (such as technology), it is more sensitive to the risks of those sectors. Stocks of technology companies in particular may be highly volatile, owing to factors such as rapid product obsolescence, intense competition, and changes in government regulation. Technology stocks may experience significant rises or falls caused by disproportionate investor optimism or pessimism.

Style Risk Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Debt Securities Risk To the extent that the fund invests in debt securities, it takes on the risks of those securities. For instance, debt securities may fall in price when interest rates rise (especially high quality securities) or when the economy deteriorates (especially low quality securities). The fund could lose money if an issuer defaults on its debt, or is expected to; this risk is greater the lower the quality of the security.

Derivatives Risk The fund’s performance could be hurt if a derivative or a market does not perform as anticipated, or if the counterparty to the derivative does not honor its contractual obligations. With some derivatives the fund could lose more money than the cost of the derivative.

Active Trading To the extent that a fund buys and sells securities more actively than many funds, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.

Emerging Markets risk To the extent that the fund invests in emerging markets, it may face higher political, information, liquidity, regulatory and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital.

Currency risk The exchange rates between foreign currencies and the U.S. dollar can fluctuate, potentially canceling gains or increasing losses. As a result of such risk, foreign investments can be more volatile and potentially less liquid that U.S. investments.

Junk Bond Investment Risk Generally, non-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Julius Baer Investment Management LLC (“Julius Baer”) and Morgan Stanley Investment Management Limited (“MSIM”) serve as the fund’s sub-advisers. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Julius Baer

Rudolph-Riad Younes, CFA

•	Senior Vice President and Head of International Equities

•	At Julius Baer since 1993

•	Began investment career in 1991

•	Has co-managed the fund since 2001

Richard Pell

•	Senior Vice President and Chief Investment Officer

•	At Julius Baer since 1995

•	Began investment career in 1988

•	Has co-managed the fund since 2001

MSIM

Dominic Caldecott

•	Managing Director and Chief Investment Officer, MSIM

•	At MSIM since 1986

•	Began investment career in 19XX

•	Has managed the fund since 2001

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	10 Year
Before Taxes	32.15%	4.72%	6.22%
After taxes on distributions (assumes shares are still held)	31.21%	3.07%	4.65%
After taxes on distributions and sale of fund shares	20.76%	3.29%	4.59%
(assumes shares were sold at end of period)
MSCI All Country World Free ex-U.S. Index	41.40%	1.55%	4.66%
(an unmanaged index of foreign securities that reflects a strategic emerging market allocation)

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any taxes, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested.

BEST QUARTER:

24.25%, 4Q 1999

WORST QUARTER:

-15.44%, 3Q 1998

YTD RETURN as of 6/30/04: x.x%

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

The share class described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Shareholder Fees	None
Annual Operating Expenses
Management Fees	1.22%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.38%

Total Fund Operating Expenses*	1.60%

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

Management Fees	0.90%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.38%

Total Fund Operating Expenses (after waivers and expense limitations)	1.28%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares (same cost whether you sold or held shares)	$163	$505	$871	$1900

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of the fund’s Institutional share class. Total return figures show the percentage an investor would have gained or lost during each year, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Institutional Class
	For the Years Ended
	05/31/04	05/31/03	05/31/02	05/31/01	05/31/00
Net Asset Value, Beginning of Period	$9.81	$10.88	$10.53	$14.90	$13.35

Income From Investment Operations:
Net Investment Income	0.12	0.13	0.07	0.08	0.07
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	2.57	(0.97)	0.29	(1.94)	2.89

Total From Investment Operations	2.69	(0.84)	0.36	(1.86)	2.96

Less Distributions to Shareholders from:
Net Investment Income	(0.07)	(0.23)	(0.01)	(0.01)	(0.07)
Net Capital Gains	—	—	—	(2.50)	(1.34)

Total Distributions	(0.07)	(0.23)	(0.01)	(2.51)	(1.41)

Net Asset Value, End of Period	$12.43	$9.81	$10.88	$10.53	$14.90

Total Return	27.56%	(7.75)%	3.46%	(15.50)%	21.73%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$307,487	$124,338	$89,614	$97,264	$118,382
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.25%	1.25%	1.25%	1.02%	1.00%
Before Expense Waiver	1.60%	1.81%	1.56%	1.17%	1.12%
Ratio of Net Investment Income to Average
Net Assets	0.66%	1.30%	0.71%	0.78%	0.50%
Portfolio turnover rate	91.02%	45.32%	76.95%	204.16%	155.72%

Diversified Real Estate Fund

The fund’s goal is current income and capital growth.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of companies engaged primarily in the real estate business, particularly real estate investment trusts (REITs). Although the fund may invest in companies of any market capitalization or type of REIT, it typically favors mid-cap stocks and equity and hybrid REITs.

In managing the fund, the adviser looks for companies that appear to offer the potential for strong earnings growth as well as above-average dividend yields. The adviser seeks to diversify the fund’s holdings across geographic regions and types of real estate.

Reasons for the adviser to sell a stock include changes in the economy, an actual or anticipated weakening of a company’s fundamentals or outlook, or when the adviser believes the stock has become overvalued.

Main types of securities the fund may hold

•	Equities, including common and preferred stock of U.S. companies

Definitions

Real estate investment trust (REIT) REITs are pools of funds that invest in real estate and related areas. “Equity REITs” invest directly in real estate and typically earn money from lease payments and gains on property sales. “Mortgage REITs” typically earn money by lending to large developers. “Hybrid REITs” are those that combine both approaches.

Market capitalization, market cap The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole.

Mid-cap company A company with an intermediate market capitalization. Although the fund does not specifically define mid-caps, the average dollar-weighted market cap of its holdings as of                         , 2004 was $XX.X billion.

Investors looking for a growth and income fund to diversify a stock portfolio may be interested in this fund.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Stock Market Risk The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Real Estate Risk Because the fund focuses on a single economic sector, its performance may be different, and more volatile, than that of the stock market as a whole. Fund performance could be hurt by any factor that could affect real estate investments, such as poor management, fundamental shifts in local or regional real estate values, overbuilding, long-term vacancies, tax increases, higher management costs, and zoning decisions. REITs that lend money can be hurt by creditor defaults and rises in interest rates, among other factors.

Geographic Risk To the extent that the fund emphasizes particular regions of the country, it is more sensitive to changes in the economic health of those areas.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Sector Risk To the extent that the fund emphasizes particular market sectors, such as real estate, it is more sensitive to the risks of that sector.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Robert M. Law

•	Senior Vice President, MCA

•	At MCA and its predecessor since 1994

•	Began investment career in 19XX

•	Has managed the fund since inception

David E. Ferguson, CFA

•	Vice President, MCA

•	At MCA and its predecessor since 1998

•	Began investment career in 1984

•	Has managed the fund since 1998

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	Since Inception(1)
Before Taxes	33.32%	15.08%	10.44%
After taxes on distributions (assumes shares are still held)	30.97%	12.85%	8.36%
After taxes on distributions and sale of fund shares	21.58%	11.66%	7.66%
(assumes shares were sold at end of period)

NAREIT Equity Index	37.13%	14.35%	9.39%
Wilshire Real Estate Securities Index	37.07%	14.49%	9.29%
(unmanaged indices generally representative of the U.S. REIT market)

(1)	8/1/97 for fund, 7/31/97 for the Indices

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any taxes, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested.

BEST QUARTER:

13.04%, 2Q 1999

WORST QUARTER:

-9.32%, 3Q 1998

YTD RETURN as of 6/30/04: x.x%

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

The share class described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Shareholder Fees	None
Annual Operating Expenses
Management Fees	0.80%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.25%

Total Fund Operating Expenses	1.05%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses shown above

•	An investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares (same cost whether you sold or held shares)	$106	$331	$574	$1271

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of the fund’s Institutional share class. Total return figures show the percentage an investor would have gained or lost during each year, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Institutional Class
	For the Years Ended
	05/31/04	05/31/03	05/31/02	05/31/01	05/31/00
Net Asset Value, Beginning of Period	$11.42	$11.42	$10.09	$8.99	$9.37

Income From Investment Operations:
Net Investment Income	0.46	0.57	0.50	0.47	0.50
Net Realized and Unrealized Gain (Loss) on Investments	2.28	0.01	1.42	1.18	(0.39)

Total From Investment Operations	2.74	0.58	1.92	1.65	0.11

Less Distributions to Shareholders from:
Net Investment Income	(0.64)	(0.48)	(0.52)	(0.46)	(0.42)
Return of Capital	—	(0.08)	(0.03)	(0.09)	(0.07)
Net Capital Gains	—	(0.02)	(0.04)	—	—

Total Distributions	(0.64)	(0.58)	(0.59)	(0.55)	(0.49)

Net Asset Value, End of Period	$13.52	$11.42	$11.42	$10.09	$8.99

Total Return	24.32%	5.49%	19.55%	18.75%	1.59%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$161,877	$88,337	$44,809	$26,088	$12,419
Ratio of Expenses to Average Net Assets
After Expense Waiver	1.04%	1.04%	1.00%	1.00%	1.00%
Before Expense Waiver	1.04%	1.09%	1.07%	1.12%	1.34%
Ratio of Net Investment Income to Average
Net Assets	3.08%	4.39%	4.60%	5.18%	5.62%
Portfolio turnover rate	24.81%	14.84%	10.82%	8.94%	10.36%

Low Duration Bond Fund

The fund’s goal is to seek maximum current income without undue risk to principal.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade debt securities in the top three rankings of credit quality. The fund intends to invest in a broad range of bonds and other debt securities. The fund seeks to minimize fluctuations in share price by maintaining a weighted average duration of three years or less.

In managing the fund, the adviser monitors U.S and international economic trends, and uses both fundamental analysis and proprietary quantitative models to develop interest rate forecasts. Based on these forecasts, the adviser adjusts portfolio duration relative to the fund’s benchmark, the Merrill Lynch U.S. Treasuries 1-3 Year Index. The adviser may lengthen duration to increase income when interest rates appear likely to fall, and shorten duration to protect principal when rates appear likely to rise.

The adviser also looks at economic, political, and market trends in order to identify which bond sectors may be undervalued or overvalued at any given time. Based on its analysis, the adviser shifts portfolio assets into targeted sectors and out of sectors that appear overvalued.

In choosing individual securities, the adviser considers such factors as credit quality, current yield, relative price, yield to maturity, and liquidity, as well as overall economic conditions, business cycles, and potential short- and long-term trends. The adviser favor securities that appear to offer additional opportunities for income and yield. The adviser may trade securities actively.

Reasons for the adviser to sell a security include actual or anticipated economic changes or credit deterioration, or if the adviser believes that other securities may offer comparatively better value or that continued ownership of the security is not consistent with the fund’s goal.

Main types of securities the fund may hold

•	U.S. government and agency securities, and repurchase agreements backed by these securities

•	U.S. dollar-denominated foreign corporate and government debt securities

•	Mortgage-backed securities

•	Asset-backed securities

•	Collateralized mortgage obligations

Major policies/limits

•	No more than 25% of total assets in foreign corporate and government debt securities, all of which must be U.S. dollar-denominated securities

•	Maintains a weighted average duration of three years or less

Definitions

Debt securities, debt obligations Investments representing the issuer’s promise to repay debt, with interest (as opposed to stocks, which represent ownership in the issuer). The most familiar debt securities are bonds, but there are numerous other types as well.

Mortgage-backed security A type of debt security representing an interest in a pool of mortgage loans.

Asset-backed security A type of debt security representing an interest in a pool of non-mortgage debt, such as auto loan or credit card receivables.

Duration A complex measurement that encompasses a debt investment’s maturity as well as the timing and amount of its anticipated payments. Duration is similar to weighted average maturity but is considered the more accurate predictor of an investment’s sensitivity to interest rate changes. In calculating the duration of the fund’s portfolio, each security is “weighted” according to its proportion of the fund’s assets.

This fund is designed for investors who want the potential for higher yields than a money market fund and can accept fluctuation of their investment value.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its credit quality.

Call, Prepayment and Extension Risks Certain securities, including mortgage- or asset-backed securities, can be called in or paid off before their maturity date. These securities are sensitive to any interest rate behavior that is unexpected. An unexpected fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall .

Credit Risk Any decline in the creditworthiness of an issuer, or in the market’s assessment of the issuer’s creditworthiness, can cause the issuer’s debt securities to fall in price. In extreme cases, an issuer may go into default (be unable to make the scheduled payments to its debt holders), potentially making its debt securities worthless. Credit risk tends to increase as the health of the economy decreases, and is a greater risk for lower-rated securities than higher-rated ones. Other factors that may affect an issuer’s creditworthiness include inept or unethical management, changes in public policy, and global competition.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Foreign Investment Risk Risks associated with investing in foreign issuers include, but are limited to: the risk that a security’s value will be hurt by changes in foreign political or social conditions, including changes in policies restricting foreign investments; the possibility of heavy taxation, nationalization or exportation of assets; and increased difficulty obtaining information on foreign securities or companies. There also may be less government regulation of foreign securities markets.

Active Trading Risk Although the fund does not seek capital appreciation, it may generate capital gains in the course of its operations. Active trading may increase the frequency and amount of the fund’s capital gain distributions, which generally are taxable to investors (although not for shares held in tax-advantaged retirement accounts such as 401(k) or IRA accounts). Active trading also generates higher transaction costs, which can reduce fund performance.

Repurchase Agreement Risk The fund’s performance could be hurt if the counterparty to a repurchase agreement does not honor its contractual obligations.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Boyd Watterson Asset Management LLC (“Boyd Watterson”) serves as the fund’s sub-adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Brian Gevry, CFA

•	Chief Operating Officer and Assistant Chief Investment Officer, Boyd Watterson

•	Began investment career at Boyd Watterson in 1991

•	Has managed the fund since inception (2004)

Deborah S. Winch, CFA

•	Senior Vice President, Boyd Watterson

•	Began investment career at Boyd Watterson in 1990

•	Has managed the fund since inception (2004)

This fund does not yet have performance information to show in this prospectus.

FEES AND EXPENSES

The share class described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Shareholder Fees	None
Annual Operating Expenses
Management Fees	0.30%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.50%

Total Fund Operating Expenses*	0.80%

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

Management Fees	0.13%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.50%

Total Fund Operating Expenses (after waivers and expense limitations)	0.63%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares (same cost whether you sold or held shares)	$82	$255	$444	$990

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of the fund’s Institutional share class. Total return figures show the percentage an investor would have gained or lost during the period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

Institutional Class
For the Period 3/15/04 [1] to 05/31/04
Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations:
Net Investment Income	0.02
Net Realized and Unrealized Gain (Loss) on Investments	—

Total From Investment Operations	0.02

Less Distributions to Shareholders from:
Net Investment Income	(0.02)
Net Capital Gains	—

Total Distributions	(0.02)

Net Asset Value, End of Period	$9.85

Total Return	(1.28)%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$45,757
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.60%[2]
Before Expense Waiver	0.80%[2]
Ratio of Net Investment Income to Average
Net Assets	9.04%[2]
Portfolio turnover rate

[1]	Commencement of Operations

[2]	Annualized

Limited Maturity Bond Fund

The fund’s goal is to seek as high a level of current income as is consistent with protection of capital.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of bonds and other debt securities. The fund will generally purchase investment grade debt obligations in the top four highest rankings of credit quality. The fund may also invest up to 10% of its net assets in non-investment grade debt securities, also known as junk bonds. Under normal circumstances, the adviser expects the fund’s portfolio to have an average weighted maturity of one to five years.

In managing the fund, the adviser monitors U.S. and international economic trends, and uses both fundamental analysis and proprietary quantitative models to develop interest rate forecasts. Based on these forecasts, the adviser may adjust portfolio duration relative to the fund’s benchmark, the Merrill Lynch 1-5 Year Government/Corporate Index. The adviser may lengthen duration to increase income when interest rates appear likely to fall, and shorten duration to protect principal when rates appear likely to rise.

The adviser also looks at economic, political, and market trends in order to identify which bond sectors may be undervalued or overvalued at any given time. Based on its analysis, the adviser shifts portfolio assets into targeted sectors and out of sectors that appear overvalued.

In choosing individual securities, the adviser considers such factors as credit quality, current yield, relative price, yield to maturity, and liquidity, as well as overall economic conditions, business cycles, and potential short- and long-term trends. The adviser favors securities that appear to offer additional opportunities for income or yield. The adviser may trade securities actively.

Reasons for the adviser to sell a security include actual or anticipated economic changes or credit deterioration, or if the adviser believes that other securities may offer comparatively better value or that continued ownership of the security is not consistent with the fund’s goal.

Occasionally, the rating of a security held by the fund may be downgraded below investment grade. If that happens, the adviser does not have to sell the security unless the adviser determines that, under the circumstances, the security is no longer an appropriate investment for the fund.

Main types of securities the fund may hold

•	U.S. dollar-denominated corporate bonds, notes, and debentures of U.S. and foreign issuers

•	U.S. government and agency securities, and repurchase agreements backed by these securities

•	Mortgage-backed securities

•	Asset-backed securities

Major policies/limits

•	No more than 25% of total assets in debt securities of foreign corporations and governments

•	No more than 10% of its net assets in junk bonds

•	Maintain an average weighted maturity of one to five years

Definitions

Debt securities, debt obligations Investments representing the issuer’s promise to repay debt, with interest (as opposed to stocks, which represent ownership in the issuer). The most familiar debt securities are bonds, but there are numerous other types as well.

Mortgage-backed security A type of debt security representing an interest in a pool of mortgage loans.

Asset-backed security A type of debt security representing an interest in a pool of non-mortgage debt, such as auto loan or credit card receivables.

Average weighted maturity The average amount of time until the fund’s portfolio securities mature, or make their final payment. In making the calculation, each security is “weighted” according to its proportion of the fund’s assets.

This fund may be appropriate for investors seeking moderate income with fairly low risk of volatility.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its credit quality.

Call, Prepayment and Extension Risks Certain securities, including mortgage- or asset-backed securities, can be called in or paid off before their maturity date. These securities are sensitive to any interest rate behavior that is unexpected. An unexpected fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall.

Credit Risk Any decline in the creditworthiness of an issuer, or in the market’s assessment of the issuer’s creditworthiness, can cause the issuer’s debt securities to fall in price. In extreme cases, an issuer may go into default (be unable to make the scheduled payments to its debt holders), potentially making its debt securities worthless. Credit risk tends to increase as the health of the economy decreases, and is a greater risk for lower-rated securities than higher-rated ones. Other factors that may affect an issuer’s creditworthiness include inept or unethical management, changes in public policy, and global competition.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Foreign Investment Risk Risks associated with investing in foreign issuers include, but are limited to: the risk that a security’s value will be hurt by changes in foreign political or social conditions, including changes in policies restricting foreign investments; the possibility of heavy taxation, nationalization or exportation of assets; and increased difficulty obtaining information on foreign securities or companies. There also may be less government regulation of foreign securities markets.

Repurchase Agreement Risk The fund’s performance could be hurt if the counterparty to a repurchase agreement or a derivative does not honor its contractual obligations.

Junk Bond Investment Risk Generally, non-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

Active Trading Risk Although the fund does not seek capital appreciation, it may generate capital gains in the course of its operations. Active trading may increase the frequency and amount of the fund’s capital gain distributions, which generally are taxable to investors (although not for shares held in tax-advantaged retirement accounts such as 401(k) or IRA accounts). Active trading also generates higher transaction costs, which can reduce fund performance.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Boyd Watterson Asset Management LLC (“Boyd Watterson”) serves as the fund’s sub-adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Brian Gevry, CFA

•	Chief Operating Officer and Assistant Chief Investment Officer, Boyd Watterson

•	Began investment career at Boyd Watterson in 1991

•	Has managed the fund since August 2003

Deborah S. Winch, CFA

•	Senior Vice President, Boyd Watterson

•	Began investment career at Boyd Watterson in 1990

•	Has managed the fund since August 2003

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	10 Year
Before Taxes
After taxes on distributions (assumes shares are still held)	2.47	4.83	5.90
After taxes on distributions and sale of fund shares	1.43	2.89	3.78
(assumes shares were sold at end of period)	1.60	2.91	3.74
Merrill Lynch 1-5 Year Corp/Gov’t Index	3.30	6.21	6.25
Lehman Mutual Fund Short 1-5 Year Gov’t/Credit Bond Index	3.35	6.27	6.26
(unmanaged indices generally representative of the performance of government and corporate bonds with remaining maturities of between one and five years )

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any taxes, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested.

BEST QUARTER:

4.52%, 2Q 1995

WORST QUARTER:

-1.53%, 1Q 1994

YTD RETURN as of 6/30/04: x.x%

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

The share class described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Shareholder Fees	None
Annual Operating Expenses
Management Fees	0.35%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.24%

Total Fund Operating Expenses*	0.59%

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

Management Fees	0.29%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.24%

Total Fund Operating Expenses (after waivers and expense limitations)	0.53%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares (same cost whether you sold or held shares)	$60	$189	$329	$738

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of the fund’s Institutional share class. Total return figures show the percentage an investor would have gained or lost during each year, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Institutional Class
	For the Years Ended
	05/31/04	05/31/03	05/31/02	05/31/01	05/31/00
Net Asset Value, Beginning of Period	$10.57	$10.34	$10.45	$10.07	$10.32

Income From Investment Operations:
Net Investment Income	0.29	0.36	0.48	0.60	0.58
Net Realized and Unrealized Gain (Loss) on Investments	(0.25)	0.23	(0.03)	0.38	(0.24)

Total From Investment Operations	0.04	0.59	0.45	0.98	0.34

Less Distributions to Shareholders from:
Net Investment Income	(0.29)	(0.36)	(0.48)	(0.60)	(0.58)
Net Capital Gains	—	—	(0.08)	—	(0.01)

Total Distributions	(0.29)	(0.36)	(0.56)	(0.60)	(0.59)

Net Asset Value, End of Period	$10.32	$10.57	$10.34	$10.45	$10.07

Total Return	0.29%	5.82%	4.43%	9.92%	3.42%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$171,672	$175,294	$144,426	$162,435	$161,507
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.50%	0.49%	0.45%	0.45%	0.45%
Before Expense Waiver	0.59%	0.59%	0.58%	0.57%	0.57%
Ratio of Net Investment Income to Average
Net Assets	2.76%	3.46%	4.60%	5.77%	5.67%
Portfolio turnover rate	81.05%	62.07%	46.71%	42.21%	30.95%

Total Return Bond Fund

The fund’s goal is to seek as high a level of income as is consistent with relative protection of capital and, within this context, to invest for total return as well.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of bonds and other debt securities. The fund will generally purchase investment grade debt obligations in the top four highest rankings of credit quality. The fund may also invest up to 15% of its net assets in non-investment grade debt securities, also known as junk bonds. Under normal circumstances, the adviser expects the fund’s portfolio to have an average weighted maturity of between four and 15 years.

In managing the fund, the adviser monitors U.S. and economic trends, and uses both fundamental analysis and proprietary quantitative models to develop interest rate forecasts. Based on these forecasts, the adviser adjusts portfolio duration relative to the fund’s benchmark, the Lehman Brothers Aggregate Bond Index. The adviser generally lengthens duration when interest rates appear likely to fall, and shorten duration when rates appear likely to rise.

The adviser also looks at economic, political, and market trends in order to identify which bond sectors may be undervalued or overvalued at any given time. Based on its analysis, the adviser shifts portfolio assets into targeted sectors and out of sectors that appear overvalued.

The adviser also considers the effect a security might have on the fund’s total return. In choosing individual securities, the adviser considers such factors as credit quality, current yield, relative price, yield to maturity, and liquidity, as well as overall economic conditions, business cycles, and potential short-and long-term trends. The adviser favors securities that appear to offer above-average potential for price appreciation or a credit upgrade. The adviser may trade securities actively.

Reasons for the adviser to sell a security include actual or anticipated economic changes or credit deterioration, or if the adviser believes that other securities may represent better opportunities or that continued ownership of the security is not consistent with the fund’s goal.

Occasionally, the rating of a security held by the fund may be downgraded below investment grade. If that happens, the adviser does not have to sell the security unless the adviser determines that, under the circumstances, the security is no longer an appropriate investment for the fund.

Main types of securities the fund may hold

•	U.S. dollar-denominated corporate bonds, notes, and debentures of U.S. and foreign issuers

•	U.S. government and agency securities, and repurchase agreements backed by these securities

•	Mortgage-backed securities

•	Asset-backed securities

Major policies/limits

•	No more than 25% of total assets in U.S. dollar-denominated debt securities of foreign corporations and governments

•	No more than 15% of its net assets in junk bonds

•	Maintain an average weighted maturity of four to fifteen years

Definitions

Debt securities, debt obligations Investments representing the issuer’s promise to repay debt, with interest (as opposed to stocks, which represent ownership in the issuer). The most familiar debt securities are bonds, but there are numerous other types as well.

Total return For a mutual fund, the fund’s overall investment performance, net of expenses, over a stated period of time, including any changes in share price as well as any distributions paid to shareholders.

Mortgage-backed security A type of debt security representing an interest in a pool of mortgage loans.

Asset-backed security A type of debt security representing an interest in a pool of non-mortgage debt, such as auto loan or credit card receivables.

Average weighted maturity The average amount of time until the fund’s portfolio securities mature, or make their final payment. In making the calculation, each security is “weighted” according to its proportion of the fund’s assets.

Investors looking for an income investment that also offers the potential for moderate growth over time may want to consider this fund.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its credit quality.

Call, Prepayment and Extension Risks Certain securities, including mortgage- or asset-backed securities, can be called in or paid off before their maturity date. These securities are sensitive to any interest rate behavior that is unexpected. An unexpected fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall.

Credit Risk Any decline in the creditworthiness of an issuer, or in the market’s assessment of the issuer’s creditworthiness, can cause the issuer’s debt securities to fall in price. In extreme cases, an issuer may go into default (be unable to make the scheduled payments to its debt holders), potentially making its debt securities worthless. Credit risk tends to increase as the health of the economy decreases, and is a greater risk for lower-rated securities than higher-rated ones. Other factors that may affect an issuer’s creditworthiness include inept or unethical management, changes in public policy, and global competition.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Foreign Investment Risk Risks associated with investing in foreign issuers include, but are limited to: the risk that a security’s value will be hurt by changes in foreign political or social conditions, including changes in policies restricting foreign investments; the possibility of heavy taxation, nationalization or exportation of assets; and increased difficulty obtaining information on foreign securities or companies. There also may be less government regulation of foreign securities markets.

Repurchase Agreement Risk The fund’s performance could be hurt if the counterparty to a repurchase agreement or a derivative does not honor its contractual obligations.

Junk Bond Investment Risk Generally, non-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

Active Trading Risk Although the fund does not seek capital appreciation, it may generate capital gains in the course of its operations. Active trading may increase the frequency and amount of the fund’s capital gain distributions, which generally are taxable to investors (although not for shares held in tax-advantaged retirement accounts such as 401(k) or IRA accounts). Active trading also generates higher transaction costs, which can reduce fund performance.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Boyd Watterson Asset Management LLC (“Boyd Watterson”) serves as the fund’s sub-adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Brian Gevry, CFA

•	Chief Operating Officer and Assistant Chief Investment Officer, Boyd Watterson

•	Began investment career at Boyd Watterson in 1991

•	Has managed the fund since August 2003

David Dirk, CFA

•	Vice President, Boyd Watterson

•	Began investment career at Boyd Watterson in 1996

•	Has managed the fund since August 2003

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	Since Inception(1)
Before Taxes	4.31%	5.60%	5.98%
After taxes on distributions (assumes shares are still held)	2.57%	3.31%	3.64%
After taxes on distributions and sale of fund shares	2.82%	3.34%	3.65%
(assumes shares were sold at end of period)
Lehman Aggregate Bond Index	4.11%	6.62%	6.94%
(an unmanaged index comprised of the Lehman Gov/Credit Bond Index, its Mortgage-Backed Securities Index and its Asset-Backed Securities Index )

(1)	3/1/98 for fund, 2/28/98 for index

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any taxes, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested.

BEST QUARTER:

3.52%, 4Q 2000

WORST QUARTER:

-0.74%, 2Q 1999

YTD RETURN as of 6/30/04: x.x%

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

The share class described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Shareholder Fees	None
Annual Operating Expenses
Management Fees	0.35%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.20%

Total Fund Operating Expenses*	0.55%

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

Management Fees	0.33%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.20%

Total Fund Operating Expenses (after waivers and expense limitations)	0.53%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares (same cost whether you sold or held shares)	$56	$176	$307	$689

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of the fund’s Institutional share class. Total return figures show the percentage an investor would have gained or lost during each year, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Institutional Class
	For the Years Ended
	05/31/04	05/31/03	05/31/02	05/31/01	05/31/00
Net Asset Value, Beginning of Period	$10.19	$9.84	$9.81	$9.43	$9.82

Income From Investment Operations:
Net Investment Income	0.47	0.44	0.53	0.62	0.60
Net Realized and Unrealized Gain (Loss) on Investments	(0.45)	0.39	0.08	0.38	(0.36)

Total From Investment Operations	0.02	0.83	0.61	1.00	0.24

Less Distributions to Shareholders from:
Net Investment Income	(0.47)	(0.48)	(0.55)	(0.62)	(0.60)
Net Capital Gains	—	—	(0.03)	—	(0.03)

Total Distributions	(0.47)	(0.48)	(0.58)	(0.62)	(0.63)

Net Asset Value, End of Period	$9.74	$10.19	$9.84	$9.81	$9.43

Total Return	0.22%	8.68%	6.34%	10.81%	2.55%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$135,360	$144,061	$128,717	$124,342	$125,962
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.50%	0.49%	0.45%	0.45%	0.45%
Before Expense Waiver	0.55%	0.59%	0.59%	0.58%	0.59%
Ratio of Net Investment Income to Average
Net Assets	3.54%	4.44%	5.42%	6.34%	6.30%
Portfolio turnover rate	158.05%	108.44%	88.14%	87.61%	38.96%

Maryland Tax-Exempt Bond Fund

The fund’s goal is to seek a high level of interest income that is exempt from federal and Maryland state and local income taxes.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade municipal bonds and other municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and other government issuers (which may include issuers located outside of Maryland). The fund will only purchase investment grade municipal obligations in the top four highest rankings of credit quality.

In managing the fund, the adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities, and issuers. In choosing individual securities, the adviser considers such factors as credit quality, current yield, relative price, yield to maturity, and liquidity. Although the fund may invest in securities of any maturity, under normal market and economic conditions the fund will invest primarily in obligations with medium and long maturities.

Reasons for the adviser to sell a security include actual or anticipated economic changes or credit deterioration, or if the adviser believes that other securities may represent better opportunities or that continued ownership of the security is not consistent with the fund’s goal.

Occasionally, the rating of a security held by the fund may be downgraded below investment grade. If that happens, the adviser does not have to sell the security unless the adviser determines that, under the circumstances, the security is no longer an appropriate investment for the fund.

Main types of securities the fund may hold

•	Maryland tax exempt municipal obligations, including general obligations, revenue and private activity bonds

•	Interest rate swaps and futures on such swaps (for hedging purposes only)

Major policies/limits

•	Short-term municipal obligations purchased by the fund must have one of the two highest rankings of credit quality or will be unrated securities that the adviser has determined to be of comparable quality

•	Private activity bonds may not be counted as tax-exempt for purposes of the fund’s 80% investment policy

•	No more than 20% of total assets in interest rate swaps

•	The fund is not diversified

Definitions

Municipal obligation A debt security issued by a state or municipal issuer, or by another party through a municipal issuer’s capacity. Municipalities typically issue these obligations to raise funds for general expenses or for specific civic purposes, such as public works projects. The interest paid by municipal obligations typically (though not always) is exempt from federal income tax and federal alternative minimum tax. For residents of the issuer’s state, the interest also may be exempt from state and local income taxes.

General obligation A type of municipal obligation backed by the full faith, credit, and taxing power of the issuer.

Revenue obligation A type of municipal obligation backed by a specific source of revenue (such as the tolls collected on a highway), rather than by the credit of the issuer.

Private activity bond A type of municipal revenue obligation backed by a private user of a municipally financed facility (such as a private electric utility operating a municipal power plant). The interest on these obligations may be subject to the federal alternative minimum tax.

Interest rate swap; future on interest rate swap A contract between two parties resulting in an agreement to swap the income streams from two different sources. A future on an interest rate swap is a contract giving the holder the right (or holding them obligated) to enter into a swap at a future date. Swaps and futures on swaps are both considered derivatives (investments whose value is derived from that of one or more securities, indexes, currencies, or other reference data).

This fund may interest Maryland taxpayers who seek an income investment that is designed to be free from federal, state, and local income taxes.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its credit quality.

Credit Risk Any decline in the creditworthiness of an issuer, or in the market’s assessment of the issuer’s creditworthiness, can cause the issuer’s debt securities to fall in price. In extreme cases, an issuer may go into default (be unable to make the scheduled payments to its debt holders), potentially making its debt securities worthless. Credit risk tends to increase as the health of the economy decreases, and is a greater risk for lower-rated securities than higher-rated ones. Other factors that may affect a municipal issuer’s creditworthiness include population dynamics, resistance to tax increases, and declines in state and federal aid.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Taxability Risk If the fund, whether intentionally or not, invests in securities whose interest is not tax-exempt, then a portion of the income paid to shareholders may be subject to one or more of the taxes mentioned in the Main Strategies section.

Call Risks Certain municipal securities can be called in or paid off before their maturity date. These securities are sensitive to any interest rate behavior that is unexpected. An unexpected fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall.

Non-Diversification Risk Because the fund is not diversified, it could invest a large portion of assets in a small number of issuers, meaning that any change in the value of these issuers’ securities could have a significant impact on the fund’s share price and performance.

Geographical Risk Because the fund invests mainly in the securities of one state, its performance is likely to be hurt by any economic, demographic, political, or regulatory changes that negatively affect the state or its general region of the country.

Interest Rate Swap Risk The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Like other derivative securities, these instruments can be highly volatile. If the adviser is incorrect in its forecast of interest rates, the investment performance of the fund would be less favorable than it would have been if these instruments were not used. The fund may also suffer a loss if the other party to the interest rate swap defaults.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Ronald M. Shostek, CFA

•	Vice President, MCA

•	Primary portfolio manager for the fund (since 2000)

•	At MCA or its predecessor since 2000

•	Began investment career in 1993

Mark G. McGlone

•	Senior Vice President, MCA

•	Co-portfolio manager for the fund (since 2003)

•	At MCA or its predecessor since 1981

•	Began investment career in 1981

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	10 Year
Before Taxes	3.39%	4.59%	4.65%
After taxes on distributions (assumes shares are still held)	3.39%	4.59%	4.65%
After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	3.33%	4.50%	4.59%
Lehman Maryland Municipal Bond Index (an unmanaged index that tracks the performance of Maryland municipal bonds )	4.85%	5.54%	5.69%

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any taxes, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested.

BEST QUARTER:

6.08%, 1Q 1995

WORST QUARTER:

-5.65%, 1Q 1994

YTD RETURN as of 6/30/04: x.x%

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

The share class described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Shareholder Fees	None
Annual Operating Expenses
Management Fees	0.50%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.30%

Total Fund Operating Expenses*	0.80%

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

Management Fees	0.23%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.30%

Total Fund Operating Expenses	0.53%

(after waivers and expense limitations)

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares (same cost whether you sold or held shares)	$82	$255	$444	$990

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of the fund’s Institutional share class. Total return figures show the percentage an investor would have gained or lost during each year, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Institutional Class
	For the Years Ended
	05/31/04	05/31/03	05/31/02	05/31/01	05/31/00
Net Asset Value, Beginning of Period	$11.32	$11.03	$10.88	$10.23	$10.78

Income From Investment Operations:
Net Investment Income	0.35	0.38	0.44	0.47	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)	0.29	0.15	0.65	(0.55)

Total From Investment Operations	0.06	0.67	0.59	1.12	(0.10)

Less Distributions to Shareholders from:
Net Investment Income	(0.35)	(0.38)	(0.44)	(0.47)	(0.45)
Net Capital Gains	—	—	—	—	—

Total Distributions	(0.35)	(0.38)	(0.44)	(0.47)	(0.45)

Net Asset Value, End of Period	$11.03	$11.32	$11.03	$10.88	$10.23

Total Return	0.57%	6.15%	5.55%	11.09%	(0.87)%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$57,765	$62,090	$50,720	$41,131	$31,472
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.50%	0.49%	0.45%	0.45%	0.45%
Before Expense Waiver	0.80%	0.80%	0.78%	0.79%	0.83%
Ratio of Net Investment Income to Average
Net Assets	3.16%	3.38%	4.05%	4.37%	4.37%
Portfolio turnover rate	19.37%	19.37%	17.67%	32.07%	60.16%

Tax-Exempt Limited Maturity Bond Fund

The fund’s goal is to seek as high a level of income that is exempt from regular federal income tax as is consistent with relative protection of capital.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and the federal alternative minimum tax. The fund will only purchase investment grade municipal obligations in the top four highest rankings of credit quality. The fund intends to invest in a broad range of municipal bonds and other municipal securities issued by or on behalf of U.S. states, municipalities, territories and possessions.

In managing the fund, the adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities, and regions of the country. In choosing individual securities, the adviser considers such factors as credit quality, current yield, relative price, yield to maturity, and liquidity. Although the fund may invest in securities of any maturity, it generally favors those with short and medium maturities. Under normal circumstances, the fund will have an average weighted maturity of between one and five years.

Reasons for the adviser to sell a security include actual or anticipated economic changes or credit deterioration, or if the adviser believes that other securities may represent better opportunities or that continued ownership of the security is not consistent with the fund’s goal.

Occasionally, the rating of a security held by the fund may be downgraded below investment grade. If that happens, the adviser does not have to sell the security unless the adviser determines that, under the circumstances, the security is no longer an appropriate investment for the fund.

Main types of securities the fund may hold

•	Municipal bonds and other municipal obligations, including general obligations, revenue and private activity bonds, issued by or on behalf of U.S. states, municipalities, territories, and possessions

•	Interest rate swaps and futures on such swaps (for hedging purposes only)

Major policies/limits

•	Private activity bonds may not be counted as tax-exempt for purposes of the fund’s 80% investment policy

•	No more than 20% in interest rate swaps

•	Maintain an average weighted maturity of one to five years

Definitions

Municipal obligation A debt security issued by a state or municipal issuer, or by another party through a municipal issuer’s capacity. Municipalities typically issue these obligations to raise funds for general expenses or for specific civic purposes, such as public works projects. The interest paid by municipal obligations typically (though not always) is exempt from federal income tax and federal alternative minimum tax.

General obligation A type of municipal obligation backed by the full faith, credit, and taxing power of the issuer.

Revenue obligation A type of municipal obligation backed by a specific source of revenue (such as the tolls collected on a highway), rather than by the credit of the issuer.

Private activity bond A type of municipal revenue obligation backed by a private user of a municipally financed facility (such as a private electric utility operating a municipal power plant). The interest on these obligations may be subject to the federal alternative minimum tax.

Average weighted maturity The average amount of time until the fund’s portfolio securities mature, or make their final payment. In making the calculation, each security is “weighted” according to its proportion of the fund’s assets.

Interest rate swap; future on interest rate swap A contract between two parties resulting in an agreement to swap the income streams from two different sources . A future on an interest rate swap is a contract giving the holder the right (or holding them obligated) to enter into a swap at a future date. Swaps and futures on swaps are both considered derivatives (investments whose value is derived from that of one or more securities, indexes, currencies, or other reference data).

Investors seeking federally tax-exempt income as well as potentially lower risk to capital may want to consider this fund.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its credit quality.

Credit Risk Any decline in the creditworthiness of an issuer, or in the market’s assessment of the issuer’s creditworthiness, can cause the issuer’s debt securities to fall in price. In extreme cases, an issuer may go into default (be unable to make the scheduled payments to its debt holders), potentially making its debt securities worthless. Credit risk tends to increase as the health of the economy decreases, and is a greater risk for lower-rated securities than higher-rated ones. Other factors that may affect a municipal issuer’s creditworthiness include population dynamics, resistance to tax increases, and declines in state and federal aid.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Taxability Risk If the fund, whether intentionally or not, invests in securities whose interest is not tax-exempt, then a portion of the income paid to shareholders may be subject to regular federal tax, alternative minimum tax, or both.

Call Risks Certain municipal securities can be called in or paid off before their maturity date. These securities are sensitive to any interest rate behavior that is unexpected. An unexpected fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall.

Interest Rate Swap Risk The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Like other derivative securities, these instruments can be highly volatile. If the adviser is incorrect in its forecast of interest rates, the investment performance of the fund would be less favorable than it would have been if these instruments were not used. The fund may also suffer a loss if the other party to the interest rate swap defaults.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio managers are responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Ronald M. Shostek, CFA

•	Vice President, MCA

•	Primary portfolio manager for the fund (since 2000)

•	At MCA or its predecessor since 2000

•	Began investment career in 1993

Mark G. McGlone

•	Senior Vice President, MCA

•	Co-portfolio manager for the fund (since 2003)

•	At MCA or its predecessor since 1981

•	Began investment career in 1981

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	Since Inception (1)
Before Taxes	2.06%	3.92%	4.19%
After taxes on distributions (assumes shares are still held)	2.06%	3.88%	4.11%
After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	2.09%	3.84%	4.06%
Lehman 1-8 Year Municipal Bond Index (an unmanaged index that tracks the performance of municipal bonds with remaining maturities of 1-8 years )	3.71%	5.17%	5.21%

(1)	3/1/98 for fund, 2/28/98 for index

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any taxes, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested.

BEST QUARTER:

2.50%, 4Q 2000

WORST QUARTER:

-1.18%, 2Q 1999

YTD RETURN as of 6/30/04: x.x%

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

The share class described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Shareholder Fees	None
Annual Operating Expenses
Management Fees	0.50%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.23%

Total Fund Operating Expenses*	0.73%

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

Management Fees	0.30%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.23%

Total Fund Operating Expenses (after waivers and expense limitations)	0.53%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares (same cost whether you sold or held shares)	$75	$233	$406	$906

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of the fund’s Institutional share class. Total return figures show the percentage an investor would have gained or lost during each year, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Institutional Class
	For the Years Ended
	05/31/04	05/31/03	05/31/02	05/31/01	05/31/00
Net Asset Value, Beginning of Period	$10.25	$10.10	$10.00	$9.62	$10.00

Income From Investment Operations:
Net Investment Income	0.21	0.29	0.38	0.41	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)	0.15	0.10	0.38	(0.32)

Total From Investment Operations	0.01	0.44	0.48	0.79	0.06

Less Distributions to Shareholders from:
Net Investment Income	(0.21)	(0.29)	(0.38)	(0.41)	(0.38)
Net Capital Gains	—	—	—	—	(0.06)

Total Distributions	(0.21)	(0.29)	(0.38)	(0.41)	(0.44)

Net Asset Value, End of Period	$10.05	$10.25	$10.10	$10.00	$9.62

Total Return	0.08%	4.36%	4.89%	8.32%	0.64%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$142,348	$122,650	$79,238	$80,047	$81,498
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.50%	0.49%	0.45%	0.45%	0.45%
Before Expense Waiver	0.73%	0.75%	0.75%	0.73%	0.74%
Ratio of Net Investment Income to Average
Net Assets	2.05%	2.73%	3.79%	4.13%	3.85%
Portfolio turnover rate	23.36%	41.77%	47.25%	92.07%	140.28%

National Tax-Exempt Bond Fund

The fund’s goal is to seek as high a level of income that is exempt from regular federal income tax as is consistent with relative protection of capital.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade municipal obligations that pay interest that is exempt from both regular federal income tax and the federal alternative minimum tax. The fund will only purchase investment grade municipal obligations in the top four highest rankings of credit quality. The fund intends to invest in a broad range of municipal bonds and other municipal securities issued by or on behalf of U.S. states, municipalities, territories and possessions.

In managing the fund, the adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities, and regions of the country. In choosing individual securities, the adviser considers such factors as credit quality, current yield, relative price, yield to maturity, and liquidity. Although the fund may invest in securities of any maturity, under normal market and economic conditions the fund will invest primarily in obligations with medium and long maturities.

Reasons for the adviser to sell a security include actual or anticipated economic changes or credit deterioration, or if the adviser believes that other securities may represent better opportunities or that continued ownership of the security is not consistent with the fund’s goal.

Main types of securities the fund may hold

•	Municipal bonds and other municipal obligations, general obligations, revenue and private activity bonds, issued by or on behalf of U.S. states, municipalities, territories, and possessions

•	Interest rate swaps and futures on such swaps (for hedging purposes only)

Major policies/limits

•	Private activity bonds may not be counted as tax-exempt for purposes of the fund’s 80% investment policy

•	No more than 20% in interest rate swaps

Definitions

Municipal obligation A debt security issued by a state or municipal issuer, or by another party through a municipal issuer’s capacity. Municipalities typically issue these obligations to raise funds for general expenses or for specific civic purposes, such as public works projects. The interest paid by municipal obligations typically (though not always) is exempt from federal income tax and federal alternative minimum tax.

General obligation A type of municipal obligation backed by the full faith, credit, and taxing power of the issuer.

Revenue obligation A type of municipal obligation backed by a specific source of revenue (such as the tolls collected on a highway), rather than by the credit of the issuer.

Private activity bond A type of municipal revenue obligation backed by a private user of a municipally financed facility (such as a private electric utility operating a municipal power plant). The interest on these obligations may be subject to the federal alternative minimum tax.

Interest rate swap; future on interest rate swap A contract between two parties resulting in an agreement to swap the income streams from two different sources . A future on an interest rate swap is a contract giving the holder the right (or holding them obligated) to enter into a swap at a future date. Swaps and futures on swaps are both considered derivatives (investments whose value is derived from that of one or more securities, indexes, currencies, or other reference data).

This fund may make sense for investors who seek federally tax-exempt income and can accept somewhat higher volatility in exchange for potentially higher yield.

RISK SUMMARY

The fund’s share price and yield may fluctuate, meaning that you could lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its credit quality.

Credit Risk Any decline in the creditworthiness of an issuer, or in the market’s assessment of the issuer’s creditworthiness, can cause the issuer’s debt securities to fall in price. In extreme cases, an issuer may go into default (be unable to make the scheduled payments to its debt holders), potentially making its debt securities worthless. Credit risk tends to increase as the health of the economy decreases, and is a greater risk for lower-rated securities than higher-rated ones. Other factors that may affect a municipal issuer’s creditworthiness include population dynamics, resistance to tax increases, and declines in state and federal aid.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Taxability Risk If the fund, whether intentionally or not, invests in securities whose interest is not tax-exempt, then a portion of the income paid to shareholders may be subject to regular federal income tax, alternative minimum tax, or both.

Call Risks Certain municipal securities can be called in or paid off before their maturity date. These securities are sensitive to any interest rate behavior that is unexpected. An unexpected fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall.

Interest Rate Swap Risk The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Like other derivative securities, these instruments can be highly volatile. If the adviser is incorrect in its forecast of interest rates, the investment performance of the fund would be less favorable than it would have been if these instruments were not used. The fund may also suffer a loss if the other party to the interest rate swap defaults.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Ronald M. Shostek, CFA

•	Vice President, MCA

•	Primary portfolio manager for the fund (since 2000)

•	At MCA or its predecessor since 2000

•	Began investment career in 1993

Mark G. McGlone

•	Senior Vice President, MCA

•	Co-portfolio manager for the fund (since 2003)

•	At MCA or its predecessor since 1981

•	Began investment career in 1981

Although a fund’s past performance (both before and after taxes) is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	Since Inception (1)
Before Taxes	3.68%	4.63%	4.95%
After taxes on distributions (assumes shares are still held)	3.68%	4.42%	4.71%
After taxes on distributions and sale of fund shares	3.57%	4.44	4.72%
(assumes shares were sold at end of period)
Lehman 10 Year Municipal Bond Index	5.71%	5.91%	6.04%
(an unmanaged index that tracks the performance of the municipal bonds with maturities of 10 years)

(1)	3/1/98 for fund, 2/28/98 for index

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any taxes, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested.

BEST QUARTER:

4.42%, 4Q 2000

WORST QUARTER:

-1.91%, 2Q 1999

YTD RETURN as of 6/30/04: x.x%

Performance Since Inception This table shows the fund’s pre-tax and after tax performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

•	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

•	Do not reflect any state or local taxes

•	May be different that your actual after-tax performance

•	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account.

FEES AND EXPENSES

The share class described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Shareholder Fees	None
Annual Operating Expenses
Management Fees	0.50%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.22%

Total Fund Operating Expenses*	0.72%

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

Management Fees	0.31%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.22%

Total Fund Operating Expenses (after waivers and expense limitations)	0.53%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares (same cost whether you sold or held shares)	$74	$230	$401	$894

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of the fund’s Institutional share class. Total return figures show the percentage an investor would have gained or lost during each year, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Institutional Class
	For the Years Ended
	05/31/04	05/31/03	05/31/02	05/31/01	05/31/00
Net Asset Value, Beginning of Period	$10.03	$9.86	$9.91	$9.38	$9.93

Income From Investment Operations:
Net Investment Income	0.33	0.34	0.39	0.45	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.32)	0.25	0.16	0.53	(0.51)

Total From Investment Operations	0.01	0.59	0.55	0.98	(0.06)

Less Distributions to Shareholders from:
Net Investment Income	(0.33)	(0.34)	(0.39)	(0.45)	(0.45)
Net Capital Gains	—	(0.08)	(0.21)	—	(0.04)

Total Distributions	(0.33)	(0.42)	(0.60)	(0.45)	(0.49)

Net Asset Value, End of Period	$9.71	$10.03	$9.86	$9.91	$9.38

Total Return	0.13%	6.12%	5.81%	10.60%	(0.55)%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$143,400	$170,408	$174,299	$181,297	$172,920
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.50%	0.49%	0.45%	0.45%	0.45%
Before Expense Waiver	0.72%	0.72%	0.73%	0.72%	0.72%
Ratio of Net Investment Income to Average
Net Assets	3.37%	3.38%	3.97%	4.58%	4.69%
Portfolio turnover rate	20.38%	36.00%	108.13%	160.45%	113.69%

Prime Money Market Fund

The fund’s goal is to seek as high a level of current income as is consistent with liquidity and stability of principal by investing in a portfolio of high quality money market instruments.

MAIN STRATEGIES

The fund invests virtually all of its assets in a broad range of money market instruments. All portfolio securities must be denominated in U.S. dollars and must meet strict standards for credit quality. Credit quality is generally established by credit ratings. The fund will only buy securities that:

•	have received the highest rating (or one of the two highest ratings if the security is a corporate obligation) by two or more nationally recognized rating agencies, such as Standard & Poor’s and Moody’s

•	have received only one of the highest ratings if only one organization has rated the security

•	are unrated, but are determined by the adviser to be of comparable quality

The adviser measures a security’s credit quality at the time the fund buys the security. If a security’s credit quality subsequently declines, the adviser typically will sell the security.

In managing the fund, the adviser prepares a list of securities that, in its opinion, carry very little credit risk, such that they are eligible for the fund’s investment. The adviser assembles a portfolio of securities drawn from this list. The adviser selects securities with a number of criteria in mind, including diversification, and may adjust the fund’s average weighted maturity according to the adviser’s outlook for short-term interest rate trends.

Main types of securities the fund may hold

•	Money market instruments, including commercial paper, asset-backed securities, notes and bonds issued by U.S. and bonds issued by U.S. and foreign corporations

•	Obligations of the U.S. government and its agencies and instrumentalities

•	Obligations of U.S. and foreign banks, such as certificates of deposit and bankers’ acceptances

•	Repurchase agreements backed by U.S. government obligations

Major policies/limits

•	Weighted average maturity must not exceed 90 days

•	No investment in securities with maturities over 397 days (approximately 13 months)

Definitions

Money market instrument A debt security that is considered to meet certain established standards for high credit quality and short maturity.

This fund may be appropriate for investors willing to earn lower current income, or looking to invest the cash portion of an asset allocation portfolio at a substantially lower risk in order to attempt to maintain a stable net asset value .

RISK SUMMARY

Investors should always bear in mind that a money market fund is not a bank deposit and is not insured by the FDIC or any other government agency. Although the fund strives to maintain a net asset value of $1.00 per share, there is no guarantee that the fund will be able to preserve the value of your investment at $1.00 per share and it is possible to lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk The fund’s yield varies with short-term interest rates. If these rates decline or remain low for an extended period, the fund’s yield almost certainly will do so as well. Because the fund incurs ongoing costs (as detailed elsewhere in this prospectus), its yield in an extremely low interest rate environment may be close to zero.

Credit Risk Although defaults on money market securities have historically been rare, should a security the fund owns go into default, the fund’s share price or yield could be hurt.

Repurchase Agreement Risk If the counterparty to a repurchase agreement fails to honor its contractual obligations, the fund’s share price could fall.

Inflation Risk Over time, the value of an investment in a money market fund could fail to keep pace with inflation, which would mean a decline in the purchasing power of your investment. Accordingly, the fund is not intended to be used as the major portion of a long-term investment portfolio.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio managers listed below are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Joshua Kakel

•	Assistant Vice President, MCA

•	Primary portfolio manager for the fund (since 2001)

•	At MCA and its predecessor since 1999

•	Began investment career in 1999

John C. Busse

•	Vice President, MCA

•	Co-portfolio manager for the fund (since 2003)

•	At MCA and its predecessor since 1999

•	Began investment career in 1999

Although a fund’s past performance is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	10 Year
Institutional Shares	0.80%	3.42%	4.23%

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any taxes, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested.

BEST QUARTER:

1.58%, 3Q 2000

WORST QUARTER:

0.17%, 3Q 2003

YTD RETURN as of 6/30/04: x.x%

Performance Since Inception This table shows the fund’s performance (which varies over time) for various periods.

To obtain the fund’s 7-day yield please call 1-800-551-2145 or visit us at www.mercantilemutualfunds.com

FEES AND EXPENSES

The share class described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Shareholder Fees	None
Annual Operating Expenses
Management Fees	0.25%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.20%

Total Fund Operating Expenses*	0.45%

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

Management Fees	0.20%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.20%

Total Fund Operating Expenses (after waivers and expense limitations)	0.40%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares (same cost whether you sold or held shares)	$46	$144	$252	$567

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of the fund’s Institutional share class. Total return figures show the percentage an investor would have gained or lost during each year, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Institutional Class
	For the Years Ended
	05/31/04	05/31/03	05/31/02	05/31/01	05/31/00
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0070	0.0120	0.0239	0.0575	0.0522

Total From Investment Operations	0.0070	0.0120	0.0239	0.0575	0.0522

Less Distributions to Shareholders from:
Net Investment Income	(0.0070)	(0.0120)	(0.0239)	(0.0575)	(0.0522)

Total Distributions	(0.0070)	(0.0120)	(0.0239)	(0.0575)	(0.0522)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.71%	1.21%	2.41%	5.91%	5.34%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$701,820	$749,413	$647,061	$661,899	$514,728
Ratio of Expenses to Average
Net Assets
After Expense Waiver	0.38%	0.38%	0.38%	0.38%	0.38%
Before Expense Waiver	0.45%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average
Net Assets	0.71%	1.18%	2.41%	5.69%	5.22%

Government Money Market Fund

The fund’s goal is to seek as high a level of current income as is consistent with liquidity and stability of principal by investing in a portfolio of direct Treasury obligations, other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in money market instruments issued or guaranteed by the U.S. government and in repurchase agreements backed by these instruments. All portfolio securities must be denominated in U.S. dollars and must meet strict standards for credit quality. U.S. government obligations are generally considered to have less risk than other debt obligations.

In managing the fund, the adviser prepares a list of securities that, in its opinion, carry very little credit risk, such that they are eligible for the fund’s investment. The adviser assembles a portfolio of securities drawn from this list. The adviser selects securities with a number of criteria in mind, including diversification, and may adjust the fund’s average weighted maturity according to the adviser’s outlook for short-term interest rate trends.

Main types of securities the fund may hold

•	U.S. Treasury obligations

•	Obligations of the U.S. government and its agencies and instrumentalities

•	Repurchase agreements backed by U.S. government obligations

Major policies/limits

•	Weighted average maturity must not exceed 90 days

•	No investment in securities with maturities over 397 days (approximately 13 months)

Definitions

Money market instrument A debt security that is considered to meet certain established standards for high credit quality and short maturity.

This fund may be appropriate for investors looking for a money market fund whose portfolio securities carry an extra degree of credit protection with a reduction in return.

RISK SUMMARY

Investors should always bear in mind that a money market fund is not a bank deposit and is not insured by the FDIC or any other government agency. Although the fund strives to maintain a net asset value of $1.00 per share, there is no guarantee that the fund will be able to preserve the value of your investment at $1.00 per share and it is possible to lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk The fund’s yield varies with short-term interest rates. If these rates decline or remain low for an extended period, the fund’s yield almost certainly will do so as well. Because the fund incurs ongoing costs (as detailed elsewhere in this prospectus), its yield in an extremely low interest rate environment may be close to zero.

Repurchase Agreement Risk If the counterparty to a repurchase agreement fails to honor its contractual obligations, the fund’s share price could fall.

Inflation Risk Over time, the value of an investment in a money market fund could fail to keep pace with inflation, which would mean a decline in the purchasing power of your investment. Accordingly, the fund is not intended to be used as the major portion of a long-term investment portfolio.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Credit Risk Although the prospect of default on U.S. government-backed money market securities is generally considered to be remote, should the fund own a security on which such a default occurred, the fund’s share price or yield could be hurt. In addition, any government guarantees that apply to securities owned by the fund do not apply to shares of the fund itself.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Joshua Kakel

•	Assistant Vice President, MCA

•	Primary portfolio manager for the fund (since 2001)

•	At MCA and its predecessor since 1999

•	Began investment career in 1999

John C. Busse

•	Vice President, MCA

•	Co-portfolio manager for the fund (since 2003)

•	At MCA and its predecessor since 1999

•	Began investment career in 1999

Although a fund’s past performance is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	Year	10 Year
Institutional Shares	0.77%	3.36%	4.16%

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any taxes, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested.

BEST QUARTER:

1.56%, 3Q 2000

WORST QUARTER:

0.17%, 3Q 2003

YTD RETURN as of 6/30/04: x.x%

Performance Since Inception This table shows the fund’s performance (which varies over time) for various periods.

To obtain the fund’s 7-day yield please call 1-800-551-2145 or visit us at www.mercantilemutualfunds.com

FEES AND EXPENSES

The share class described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Shareholder Fees	None
Annual Operating Expenses
Management Fees	0.25%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.19%

Total Fund Operating Expenses*	0.44%

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such waived amounts prior to the end of any fiscal year.

Management Fees	0.21%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.19%

Total Fund Operating Expenses (after waivers and expense limitations)	0.40%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares (same cost whether you sold or held shares)	$45	$141	$246	$555

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of the fund’s Institutional share class. Total return figures show the percentage an investor would have gained or lost during each year, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Institutional Class
	For the Years Ended
	05/31/04	05/31/03	05/31/02	05/31/01	05/31/00
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0068	0.0116	0.0232	0.0566	0.0514

Total From Investment Operations	0.0068	0.0116	0.0232	0.0566	0.0514

Less Distributions to Shareholders from:
Net Investment Income	(0.0068)	(0.0116)	(0.0232)	(0.0566)	(0.0514)

Total Distributions	(0.0068)	(0.0116)	(0.0232)	(0.0566)	(0.0514)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.68%	1.17%	2.35%	5.81%	5.27%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$373,145	$383,788	$402,908	$430,856	$476,890
Ratio of Expenses to Average Net Assets
After Expense Waiver	0.38%	0.38%	0.38%	0.38%	0.38%
Before Expense Waiver	0.44%	0.44%	0.45%	0.44%	0.44%
Ratio of Net Investment Income to Average
Net Assets	0.68%	1.16%	2.32%	5.65%	5.15%

Tax-Exempt Money Market Fund

The fund’s goal is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal by investing substantially all of its assets in a diversified portfolio of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities (“municipal obligations”) the interest of which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular federal income tax.

MAIN STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in money market instruments whose interest is exempt from federal regular and alternative minimum income taxes. All portfolio securities must be denominated in U.S. dollars and must meet strict standards for credit quality. Credit quality is generally established by credit ratings. The fund will only buy securities that:

•	have received the highest rating (or one of the two highest ratings if the security is an obligation) by two or more nationally recognized rating agencies, such as Standard & Poor’s and Moody’s

•	have received only one of the highest ratings if only one organization has rated the security

•	are unrated, but are determined by the adviser to be of comparable quality

In managing the fund, the adviser prepares a list of securities that, in its opinion, carry very little credit risk, such that they are eligible for the fund’s investment. The adviser measures a security’s credit quality at the time the fund buys the security. The adviser assembles a portfolio of securities drawn from this list. The adviser selects securities with a number of criteria in mind, including diversification, and may adjust the fund’s average weighted maturity according to the adviser’s outlook for short-term interest rate trends.

Main types of securities the fund may hold

•	Short-term municipal obligations – including both revenue and general obligations – issued by or on behalf of U.S. states, territories, municipalities, and possessions

•	Private activity bonds

•	variable rate demand notes

Major policies/limits

•	Weighted average maturity must not exceed 90 days

•	No investment in securities with maturities over 397 days (approximately 13 months)

•	Private activity bonds may not be counted as tax-exempt for purposes of the fund’s 80% investment policy

Definitions

Money market instrument A debt security that is considered to meet certain established standards for high credit quality and short maturity.

Municipal obligation A debt security issued by a state or municipal issuer, or by another party through a municipal issuer’s capacity. Municipalities typically issue these obligations to raise funds for general expenses or for specific civic purposes, such as public works projects. The interest paid by municipal obligations typically (though not always) is exempt from federal income tax and federal alternative minimum tax.

General obligation A type of municipal obligation backed by the full faith, credit, and taxing power of the issuer.

Revenue obligation A type of municipal obligation backed by a specific source of revenue (such as the tolls collected on a highway), rather than by the credit of the issuer.

Private activity bond A type of municipal revenue obligation backed by a private user of a municipally financed facility (such as a private electric utility operating a municipal power plant). The interest on these obligations may be subject to the federal alternative minimum tax.

This fund is designed for investors who are looking for federally tax-exempt current income in addition to liquidity and capital preservation.

RISK SUMMARY

Investors should always bear in mind that a money market fund is not a bank deposit and is not insured by the FDIC or any other government agency. Although the fund strives to maintain a net asset value of $1.00 per share, there is no guarantee that the fund will be able to preserve the value of your investment at $1.00 per share and it is possible to lose money by investing in the fund. Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to perform less well than relevant market indexes or other mutual funds:

Interest Rate Risk The fund’s yield varies with short-term interest rates. If these rates decline or remain low for an extended period, the fund’s yield almost certainly will do so as well. Because the fund incurs ongoing costs (as detailed elsewhere in this prospectus), its yield in an extremely low interest rate environment may be close to zero.

Credit Risk Although defaults on money market securities have historically been rare, should a security the fund owns go into default, the fund’s share price or yield could be hurt. Factors that may affect a municipal issuer’s creditworthiness include economic downturns (either national or localized), population dynamics, resistance to tax increases, and declines in state and federal aid.

Tax Risk If the fund, whether intentionally or not, invests in securities whose interest is not tax-exempt, then a portion of the income paid to shareholders may be subject to regular federal income tax, alternative minimum tax, or both.

Inflation Risk Over time, the value of an investment in a money market fund could fail to keep pace with inflation, which would mean a decline in the purchasing power of your investment. Accordingly, the fund is not intended to be used as the major portion of a long-term investment portfolio.

Management Risk The fund’s performance could be hurt if management’s analysis, judgment, or execution prove to be wrong.

Additional information about the fund’s policies and risks is on page XX.

PORTFOLIO MANAGERS

Mercantile Capital Advisors, Inc. (“MCA”) serves as the fund’s investment adviser. The fund’s portfolio managers are primarily responsible for the day-to-day management of the fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Ronald M. Shostek, CFA

•	Vice President, MCA

•	Primary portfolio manager for the fund (since 2000)

•	At MCA since 2000

•	Began investment career in 1993

Mark G. McGlone

•	Senior Vice President, MCA

•	Co-portfolio manager for the fund (since 2003)

•	At MCA and its predecessor since 1981

•	Began investment career in 1981

Although a fund’s past performance is not an indication of its future performance, it can be valuable information for investors.

PERFORMANCE

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/03)

	1 Year	5 Year	10 Year
Institutional Shares	0.66%	2.15%	2.60%

Year-By-Year Performance The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. All performance figures assume that dividends and distributions were reinvested.

BEST QUARTER:

0.97%, 4Q 2000

WORST QUARTER:

0.12%, 3Q 2003

YTD RETURN as of 6/30/04: x.x%

Performance Since Inception This table shows the fund’s performance (which varies over time) for various periods.

To obtain the fund’s 7-day yield please call 1-800-551-2145 or visit us at www.mercantilemutualfunds.com

FEES AND EXPENSES

The share class described in this prospectus has its own cost structure. “Shareholder fees” are one-time fees charged directly to investors at time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Shareholder Fees	None
Annual Operating Expenses
Management Fees	0.25%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.20%

Total Fund Operating Expenses*	0.45%

*	As a result of waivers and expenses limitations, “Management Fees” and “Total Fund Operating Expenses” of the fund that are actually incurred are set forth below. The waivers and expense limitations may be terminated at any time at the option of the investment adviser. If this occurs, “Management Fees” and “Total Fund Operating Expenses” may increase without notice. The investment adviser has the right to be reimbursed by the fund for such amounts prior to the end of any fiscal year.

Management Fees	0.20%
Distribution and Service (12b-1 fees)	—
Other Expenses	0.20%

Total Fund Operating Expenses (after waivers and expense limitations)	0.40%

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers)shown above

•	An investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares (same cost whether you sold or held shares)	$46	$144	$252	$567

This example is for comparison only. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

This section offers further details about the recent financial history of the fund’s Institutional share class. Total return figures show the percentage an investor would have gained or lost during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with this fund’s financial statements, is included in the annual report (see back cover).

	Institutional Class
	For the Years Ended
	05/31/04	05/31/03	05/31/02	05/31/01	05/31/00
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.0057	0.0094	0.0161	0.0348	0.0317

Total From Investment Operations	0.0057	0.0094	0.0161	0.0348	0.0317

Less Distributions to Shareholders from:
Net Investment Income	(0.0057)	(0.0094)	(0.0161)	(0.0348)	(0.0317)

Total Distributions	(0.0057)	(0.0094)	(0.0161)	(0.0348)	(0.0317)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.58%	0.95%	1.63%	3.54%	3.21%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$249,892	$289,896	$252,507	$195,275	$148,029
Ratio of Expenses to Average
Net Assets
After Expense Waiver	0.38%	0.38%	0.38%	0.38%	0.38%
Before Expense Waiver	0.45%	0.46%	0.46%	0.46%	0.46%
Ratio of Net Investment Income to Average
Net Assets	0.57%	0.94%	1.58%	3.46%	3.16%

ADDITIONAL INFORMATION ON POLICIES AND RISKS

Although the fund sections earlier in this prospectus summarize each fund’s main policies, there is some additional information to understand:

Credit Quality The Bond funds’ advisers will consider a security to be in a given category if it is rated in that category by a nationally recognized rating organization (such as Standard & Poor’s or Moody’s) or, if unrated, is assigned a rating of comparable quality by the adviser. The advisers measure a security’s credit quality at the time a fund buys a security. If a security’s credit quality subsequently declines, the adviser does not have to sell the security unless the adviser determines that the security is no longer an appropriate investment for the fund under the circumstances.

Securities Lending To earn additional income, the Low Duration Bond Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Prime Money Market Fund and Government Money Market Fund may lend portfolio securities to qualified financial institutions. Although these loans are fully collateralized, the fund’s performance could be hurt if a borrower defaults or becomes insolvent, or if the fund wishes to sell a security before its return can be arranged. The Tax-Exempt Funds may not lend portfolio securities.

Defensive Strategies As a temporary defensive investment, the bond and equity funds could shift up to 100% of assets into cash (which earns no income), money market instruments, or other investments that are not part of its main strategy. Although a defensive strategy may help the fund avoid losses, it would mean the fund was not pursuing its investment objective, and could hurt performance by causing the fund to miss out on favorable market trends.

Changes in Fund Goals and Policies The goals of the Growth & Income Fund, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Maryland Tax-Exempt Bond Fund, Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund are “fundamental” which means that they may not be changed without the approval of a majority of the fund’s outstanding shares. The Equity Income Fund, Equity Growth Fund and Capital Opportunities Fund, Low Duration Bond Fund, Total Return Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund will not change their goals unless they give shareholders at least 30 days’ notice. The Equity Income Fund, Equity Growth Fund, International Equity Fund, Diversified Real Estate Fund, Low Duration Bond Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, National Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund, Government Money Market Fund and Tax-Exempt Money Market Fund will not change their investment policies unless they give shareholders at less 60 days’ notice.

For More Information

This prospectus describes each fund’s principal investment strategies, the particular types of securities in which it typically invests and the principal risks associated with these investments. However, from time to time a fund may engage in other investment strategies and may make other types of investments consistent with its goal. These supplemental strategies and the risks they entail are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

The Investment Adviser and Sub-advisers

The investment adviser for these funds is Mercantile Capital Advisors, Inc. (“MCA”). MCA is a wholly owned subsidiary of Mercantile-Safe Deposit and Trust Company and an indirect wholly owned subsidiary of Mercantile Bankshares Corporation, a multi-bank holding company. MCA is located at Two Hopkins Plaza, Baltimore, MD, 21201. As of June30, 2004, MCA managed over $X.X billion in assets. The firm and its predecessors have been providing asset management and other financial services since 1864. More information on MCA can be found at www.adviserinfo.sec.gov.

As investment adviser, MCA is responsible for managing each fund’s portfolio, subject to the supervision of the funds’ Board of Directors and in accordance with each fund’s goal and policies. In exchange for providing these services, MCA receives a management fee from each fund. Below are the management fee rates each fund paid during the fiscal year ended May31, 2004 (after waivers and reimbursements), as a percentage of average daily net assets:

Management Fee Paid (%)
Growth & Income Fund	0.49
Equity Income Fund	0.47
Equity Growth Fund	0.47
Capital Opportunities Fund	0.39
International Equity Fund	0.27
Diversified Real Estate Fund	0.75
Low Duration Bond Fund	0.XX
Limited Maturity Bond Fund	0.25
Total Return Bond Fund	0.23
Maryland Tax-Exempt Bond Fund	0.19
Tax-Exempt Limited Maturity Bond Fund	0.22
National Tax-Exempt Bond Fund	0.24
Prime Money Market Fund	0.23
Government Money Market Fund	0.22
Tax-Exempt Money Market Fund	0.22

MCA has delegated the day-to-day management of Capital Opportunities Fund to the following sub-adviser:

•	Delaware Management Company, One Commerce Square, Philadelphia, Pennsylvania 19103. As of May 31, 2004, Delaware and its affiliates managed over $XX.X billion in assets.

MCA has delegated the day-to-day management of International Equity Fund to the following sub-advisers:

•	Morgan Stanley Investment Management Limited (“MSIM”) and Julius Baer Investment Management LLC (“Julius Baer”). MSIM, a subsidiary of Morgan Stanley & Co., is located at 25 Cabot Square, Canary Wharf, London E14 4QA England. As of May 31, 2004, MSIM managed over $XXX billion in assets. Julius Baer, a subsidiary of The Julius Baer Group, is located at 330 Madison Avenue, New York, New York 10017. As of May 31, 2004, Julius Baer managed over $X.X billion in assets.

MCA has delegated the day-to-day management of Limited Maturity Bond Fund, Low Duration Bond Fund and Total Return Bond Fund to the following sub-adviser:

•	Boyd Watterson Asset Management, LLC, Suite 1400, 1801 East Ninth Street, Cleveland, OH. As of May 31, 2004, Boyd Watterson managed over $XX.X billion in assets. Boyd Watterson is a wholly owned subsidiary of Mercantile-Safe Deposit and Trust Company and an indirect wholly owned subsidiary of Mercantile Bankshares Corporation.

In exchange for its services to the funds, each sub-adviser receives a fee from MCA based on a percentage of the fund’s average daily net assets.

HOW TO INVEST

In this section, you’ll find information on how to invest in the funds, including how to buy, sell, and exchange fund shares. It’s also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as a Mercantile Funds shareholder.

You can find out more about the topics covered here by contacting the Mercantile Funds or, if you’re investing through a bank or other financial institution, by contacting a representative of that organization.

INSTITUTIONAL SHARES

This prospectus describes the Mercantile Funds’ Institutional Shares. The funds have two other share classes, each with its own cost structure, which are designed for retail investors and offered through a separate prospectus.

You may be able to buy Institutional Shares:

•	from Mercantile-Safe Deposit and Trust Company or one of its affiliated or correspondent banks; speak with your bank to find out how

•	directly from Mercantile Funds if you are investing $1 million or more with the funds or

•	if you had an Institutional Shares account directly with Mercantile Funds on September 30, 2002.

Institutional Shares are sold without any initial or deferred sales charges. However, you will still lose money if your shares are worth less when you sell them than what you paid for them.

HOW TO BUY, SELL, AND EXCHANGE FUND SHARES

Use the instructions on these pages only if you are investing directly with Mercantile Funds. If you’re investing through a bank or other financial institution, follow its policies and instructions.

Opening or Adding to an Account

First investment	Additional Investments
For accounts opened directly with the funds, the minimum aggregate amount to open an account is $1 million.	For accounts opened directly with the funds, you can add as little as $100 at a time to your account.

By mail or express delivery

• Complete and sign an application (if you	• Make out an investment check to

need an application, call 800-551-2145) • Send the application to us at the appropriate address at right, along with an investment check made out to “Mercantile Funds, Inc.”

“Mercantile Funds, Inc.”

•      Write a letter that includes your name, account number, the amount of your investment, and the fund name and share class

•      Sign the letter, enclose the check, and mail it to the appropriate address at right

By wire
• Call 800-551-2145 for instructions before wiring any money • After wiring, follow up promptly by sending a completed application to us at the appropriate address at right

•      Request your bank to wire Federal funds to:

Huntington Bank, Columbus, OH, 43219

Account # 01899622436

Routing # 044000024

•      Specify the fund name and share class, your name, your account number, and the fact that this is not a first investment in your account

•      Be aware that your bank may charge a fee to wire money

By phone

•      Call 800-551-2145 to verify that the service is in place, then follow the voice prompts to place your order

•      If the service is not in place, you can set it up1: first, verify that your bank is a member of the Automated Clearing House (ACH) system; second, call 800-551-2145 and ask for a Service Options Form to be mailed to you; third, complete the “Invest by Phone” and “Bank Information” sections and return the form

With an automatic investment plan

To set up regular investments from a bank checking account, call 800-551-2145

[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

Regular mail

Mercantile Funds, Inc.

PO Box 182028

Columbus, OH 43218-2028

Express, registered,

or certified

Mercantile Funds, Inc.

3435 Stelzer Road

Columbus, OH 43219

When buying fund shares, make sure your request is in “good order,” meaning that it includes:

•	The name of the fund

•	The dollar amount you want to invest

•	A purchase application

•	Proper payment, such as a check payable to Mercantile Funds, Inc., or arrangements to pay by wire

Exchanging or Selling Shares

Exchanging into Another Fund	Selling Shares
Exchanges can be as little as $500 if opening a new account; there is no minimum if adding to an existing account. Be sure to obtain and read a current prospectus for the fund you’re exchanging into.	Some sell orders, including those for more than $100,000, must be placed in writing with a signature guarantee (see page XX).

By mail, express delivery or fax

•      Write a letter that includes your account number, the fund and share class you’re exchanging out of, the dollar value or number of shares to be exchanged, and the name and share class of the fund into which you are exchanging

•      Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account.

•      Mail or fax the letter to the appropriate address or phone number below

•      Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold

•      Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

•      Mail or fax the letter to the appropriate address or phone number below

By phone, wire, or ACH

• Call 800-551-2145 to request an exchange

•      Call 800-551-2145 to confirm which transaction options you have in place (see page XX for more details on these options):

-        telephone redemption (with proceeds sent to the address of record) is available unless you declined it on your application - wire and ACH require additional information and need to be set up in advance1 - minimum sell order for wire is $1,000, for ACH transfer $100

With an automatic plan

• Call 800-551-2145 to set up an automatic exchange plan	• Call 800-551-2145 to set up an automatic withdrawal plan

[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

Regular mail

Mercantile Funds, Inc.

PO Box 182028

Columbus, OH 43218-2028

Express, registered,

or certified

Mercantile Funds, Inc.

3435 Stelzer Road

Columbus, OH 43219

Fax:

XXX-XXX-XXXX

When selling fund shares, make sure your request is in “good order,” meaning that it includes:

•	Your account number

•	The name of the fund

•	The dollar amount or number of shares you want to sell

•	Signatures of all account owners, exactly as their names are registered on the account

•	Any required signature guarantees (see page XX)

•	Any supporting legal documentation that may be required

SHAREHOLDER SERVICES AND POLICIES

As a Mercantile Funds shareholder, you have access to a variety of services and privileges that can be tailored to your particular investment needs. Many of these are described below.

There are also a number of policies affecting the ways you do business with us that you may find helpful to know about. The most important of these policies are described following the services.

How much of this service and policy information applies to you will depend on the type of account your Mercantile Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

If you’re investing through a bank or other financial institution, check the materials you received from them about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial institution may charge fees in addition to those charged by the funds.

Shareholder Services

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place, call 800-551-2145. These options are available only to shareholders investing directly with Mercantile Funds.

Tax-advantaged investment plans A full range of retirement and other tax-advantaged investment plans are available directly from Mercantile Funds or from your financial advisor, including IRA, SEP, 401(k) and pension plans. All funds (except the tax-exempt funds) and all share classes are eligible for investment in tax-advantaged accounts.

For information about the plans, including the features, fees, and limitations, call 800-551-2145 or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

Exchange privilege As a Mercantile Funds investor, you can exchange some or all of your Institutional Shares of one Mercantile fund for Institutional Shares of any other Mercantile fund, except the Dow Jones U.S. Portfolio Funds, as long as those shares may legally be sold in your state.

Automatic Investment Plan Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic monthly transfers of $100 or more from your bank account into your fund account. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, call 800-551-2145. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the funds if a scheduled transfer is not made because of a low bank balance or for any other reason.

Systematic Withdrawal Plan Our Systematic Withdrawal Plan lets you set up regular withdrawals from your Mercantile Funds investment. Withdrawals can be set up for one, two, four, or twelve times a year, and the withdrawals can be for as little as $100 each. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day), and are either distributed to you in cash or reinvested in shares of another fund. To set up Systematic Withdrawal, call 800-551-2145.

Directed reinvestments If you like, you can choose to have your dividends and distributions automatically invested in Institutional Shares of a different Mercantile fund. Simply complete the appropriate section on your new account application or call 800-551-2145.

OUR “ONE COPY PER HOUSEHOLD” POLICY

We typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial advisor or call 800-551-2145.

DOLLAR COST AVERAGING

Dollar cost averaging is a technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you’re buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

POLICIES ABOUT TRANSACTIONS

Business hours The funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each Mercantile equity and bond fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading on the NYSE is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.

In addition, the Money Market Funds observe Columbus Day and Veterans Day holidays. With respect to the Tax-Exempt Money Market Fund, the price of each share class is calculated every business day at 11:00 a.m. Eastern Time, and with respect to the Prime

Money Market Fund and Government Money Market Fund at 3:00 p.m. Eastern Time. If the bond market closes early due to a holiday or in the case of a scheduled half-day or an unscheduled suspension, the Prime Money Market Fund and Government Money Market Fund close at 11:00 a.m. Eastern Time.

If the NYSE is closed because of an emergency, the funds could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the funds are open by calling 800-551-2145.

Determining when your order will be processed If the funds’ transfer agent receives your order to buy or sell shares before the close of regular trading on the NYSE for the bond and equity funds (normally 4:00 p.m. Eastern Time), before 11:00 a.m. Eastern Time for the Tax-Exempt Money Market Fund or before 3:00 p.m. Eastern Time for the Prime Money Market Fund and Government Money Market Fund and it is in good order, it will be processed at the share price calculated that day. Orders received after the close of a fund’s business hours will be processed at the next business day’s share price. A representative of your financial advisor should be able to tell you when your order will be processed.

In order for our investors to be able to place orders with financial institutions up to the close of the trading day and still receive that day’s share price, the funds permit certain institutions to transmit their orders to the funds after the close of the trading day. However, the funds will only accept such an order from an institution if the institution has established a Delayed Processing Agreement with the funds and if the order carries a time-stamp indicating that the institution received it before the close of the trading day.

Paying for shares you buy Fund shares can only be paid for with US dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, credit card checks or third party checks (checks made out to you and signed over to us).

Wire transaction policies Wire transactions are generally completed within 24 hours of when you place your order. The funds can only send wires of $1,000 or more and can only accept wires of $50 or more.

Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

Note that when you open an account by wire, you won’t be able to sell the shares in that account until we have received and processed your account application.

Our Customer Identification Program To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. The funds may limit transactions in your account until your identity is verified.

For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It’s important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

Your account may have telephone transaction privileges. If you don’t plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

Orders that require a signature guarantee There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

•	when you want to sell more than $100,000 worth of shares

•	when you want to send the proceeds to a third party

•	when the address of record on the account has changed in the past 30 days

You do not need a signature guarantee if you want money wired or sent via ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

Timing of payment for shares you sell Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be the same day it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

•	when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

•	when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

Limits on exchanges, purchases, and redemptions Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days’ notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

The funds frown upon short-term and other excessive trading into and out of the funds, particularly market-timing trades. Excessive trading may harm fund performance by disrupting portfolio management strategies and by increasing expenses.

The funds have policies in place to deter any possible market timing trading of the funds’ shares, and intend to enforce these policies vigorously. At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of market timing. The transfer agent monitors trading activity on all accounts and automatically detects any account that reaches 12 exchanges in a calendar year. In addition, the funds may reject or limit any purchase orders, including exchanges, from market timers or investors that may be disruptive to the funds.

How the funds value their holdings We typically value equity and bond securities using market quotations or information furnished by a pricing service. However, the funds’ Board of Directors has directed that, in certain circumstances, we may use so-called fair value prices that are provided by MCA. There are two main types of circumstances when fair value prices may be used:

•	when MCA has identified a “significant event” (usually an event that occurs after the principal market for a certain security has closed, but while the funds are still open)

•	when market quotations are not available

Whenever a fund uses fair value pricing, its value for a security is likely to be different from the last quoted market or pricing service price.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you are not able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds do not price their shares.

With respect to the money market funds, the assets are valued at amortized cost, which generally approximates market value. Although the funds seek to maintain their net asset value per share at $1.00, there can be no assurance that the net asset value per share will not vary.

How the funds calculate share prices We calculate a net asset value per share (NAV), or share price, for each fund and share class every day the funds are open for business. With each fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtracts its total liabilities, and divide the result by the number of shares outstanding. The price for buying and selling Institutional Shares is NAV.

Share certificates We do not issue share certificates.

IF YOU CANNOT REACH US BY PHONE

Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on page XX.

SELLING SHARES IN TRUST, BUSINESS, OR ORGANIZATION ACCOUNTS

Selling shares in these types of accounts often requires additional documentation. Please call 800-551-2145 or, if applicable, contact your financial institution for more information.

Other Rights We Reserve

You should be aware that we may do any of the following:

•	reject your account application if you fail to give us a correct Social Security or other tax ID number

•	withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

•	close your account and send you the proceeds if the value of your account falls below $500 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days’ notice so you can either increase your balance or close your account

•	pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell them, you may pay brokerage charges.

•	change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

•	suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares

•	withdraw or suspend the offering of shares at any time

•	reject any order we believe may be fraudulent or unauthorized

•	reject any telephone redemption if we believe it is advisable to do so

•	reject or limit purchases of shares for any reason

DISTRIBUTIONS AND TAXES

Mutual funds pass along to shareholders virtually all of their net earnings. There are two basic ways a fund can earn money: by receiving interest, dividends, or other income payments from securities it holds, or by selling securities for more than what it paid for them. Keep in mind that a fund’s earnings are separate from any gains or losses you may realize from your own transactions in fund shares. A fund is not necessarily obligated to pay its shareholders a distribution during any particular period.

When the funds pay dividends and distributions The bond and equity funds may declare and pay any capital gains distributions at least annually. The money market funds ordinarily do not have any capital gains to distribute.

The funds declare and pay any income dividends (which may include any short-term capital gains) according to the following schedule:

Fund	Dividends
All bond and money market funds	Declared daily, paid monthly
Growth & Income Fund	Declared and paid monthly
Equity Income Fund	Declared and paid monthly
Equity Growth Fund	Declared and paid every six months
International Equity Fund	Declared and paid every six months
Capital Opportunities Fund	Declared and paid once a year
Diversified Real Estate Fund	Declared and paid every three months

A fund may also pay dividends and capital gain distributions at other times if it means that the fund would otherwise have to pay federal income or excise tax.

Choices for receiving dividends and distributions You can choose how you receive your dividends and distributions. You can:

•	have all dividends and distributions automatically reinvested in fund shares, at NAV (this is the only option for retirement accounts and other tax-deferred accounts)

•	have all dividends and distributions sent to you by check or sent to your bank account by ACH transfer

•	have all dividends and distributions invested in a different fund of your choice

•	have your dividends reinvested and your distributions sent to you by check, or vice versa

Please indicate your preference on your application. If you don’t give us any instructions, we will reinvest all dividends and distributions in the fund from which they originated. To change the dividend and distribution arrangement on an existing account, call 800-551-2145.

Note that if you invested through a financial institution rather than directly with Mercantile Funds, any dividend or distribution payments you request will be wired to your financial institution. Also note that if any dividend or distribution payments are returned as undeliverable, those payments and any future payments will be reinvested until we receive valid instructions otherwise. You will not receive any interest on uncashed dividend and distribution checks.

Tax consequences of buying and selling fund shares In general, buying and selling fund shares will have tax consequences for you. (An important exception is an IRA or other tax-advantaged account.) When you sell shares, you typically will realize either a capital gain or loss. If you have a gain, how it is taxed depends in part on how long you owned the share. Note that for tax purposes, an exchange from one fund to another counts as a sale.

Tax status of dividends and distributions The tax status of the fund earnings you receive and your own fund transactions generally depends on their type:

Generally taxed at ordinary income rates:

•	short-term capital gains from selling fund shares

•	taxable income dividends paid by a fund (although non-corporate taxpayers may be entitled to a reduced tax rate on these dividends based on the amount of qualified dividend income received by the funds)

•	short-term capital gains distributions paid by a fund

Generally taxed at capital gains rates:

•	long-term capital gains from selling fund shares

•	long-term capital gains distributions paid by a fund

If a fund’s distributions exceed its net income and gain — as may be the case for the Diversified Real Estate Fund because REIT distributions often include a non-taxable return of capital — that excess will generally result in a non-taxable return of capital to you. A significant portion of the REIT dividends are usually considered ordinary income and do not qualify for the lower tax rate generally applied to the dividends of other equity investments. Other distributions in the Growth & Income, Equity Income, Equity Growth, Capital Opportunities and International Equity Funds generally will be taxable as ordinary income; however, non-corporate taxpayers may be entitled to a reduced tax rate on such distributions based on the amount of qualified dividend income (“QDI”) received by the Fund from domestic corporations and certain foreign corporations.

In addition, fund payments and transactions may be subject to state and local taxes.

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Tax status statements Each Mercantile Fund mails out detailed tax information to it shareholders soon after the end of each calendar year. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.

REITs often do not provide complete tax information to the Diversified Real Estate Fund until after calendar year-end. It may be necessary for the fund to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Note that dividends or distributions that are declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Because each shareholder’s tax situation is unique, ask your tax professional for more information about the possible tax consequences of your Mercantile Fund investments.

“BUYING A DIVIDEND”

If you invest right before a fund pays a dividend, you will be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don’t need to worry about this.

Service Providers

Management and support services are provided to the funds by several organizations.

Investment Adviser and Administrator

Mercantile Capital Advisors, Inc.

Baltimore, MD

Custodian

The Fifth Third Bank

Cincinnati, OH

Transfer Agent

BISYS Fund Services Ohio, Inc.

Columbus, OH

Distributor

Mercantile Investment Services, Inc.

Boston, MA

FOR MORE INFORMATION

You will find more information about the funds in the following documents:

Annual and Semi-Annual Reports The funds’ annual and semi-annual reports contain more information about the funds. The funds’ annual report contains a discussion about the market conditions and investment strategies that had a significant effect on the funds’ performance during the last fiscal year.

Statement of Additional Information (SAI) The SAI contains detailed information about the funds and their policies. It is incorporated by reference into and legally considered to be part of this prospectus.

You can get a free copy of these documents, request other information about the funds and make shareholder inquiries by calling 800-551-2145 or writing to:

Mercantile Funds

Mutual Fund Administration

Two Hopkins Plaza

Baltimore, MD 21201

800-551-2145

www.mercantilemutualfunds.com

If you buy your shares through a financial institution, you may contact your institution for more information.

You may review and obtain copies of the funds’ documents by visiting the SEC’s Public Reference Room in Washington, DC. You may also obtain copies of the funds’ documents after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

SEC File Number: 811-5782

MERCANTILE FUNDS, INC.

Class A Shares, Class C Shares and Institutional Shares

Statement of Additional Information

September 30, 2004

Money Market Funds	Bond Funds	Equity Funds
Prime Money Market Fund Government Money Market Fund Tax-Exempt Money Market Fund	Limited Maturity Bond Fund Total Return Bond Fund Maryland Tax-Exempt Bond Fund Tax-Exempt Limited Maturity Bond Fund National Tax-Exempt Bond Fund Low Duration Bond Fund	Growth & Income Fund Equity Income Fund Equity Growth Fund Capital Opportunities Fund International Equity Fund Diversified Real Estate Fund

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectuses dated September 30, 2004, as supplemented (each a “Prospectus”), for Class A, Class C and Institutional Shares of the mutual funds listed above (each a “Fund”), each of which is a series of Mercantile Funds, Inc. (the “Company”). This SAI is incorporated by reference in its entirety into each Prospectus. Because this SAI is not itself a prospectus, no investment in shares of any Fund should be made solely upon the information contained herein.

Copies of the Prospectuses, as well as the Company’s Annual Report to Shareholders dated May 31, 2004 (the “Annual Report”), may be obtained without charge by calling 1-800-551-2145 or by writing Mercantile Funds, Inc., c/o BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035. Capitalized terms used but not defined herein have the same meanings as in the Prospectuses.

The audited financial statements included in the Annual Report and the related report of PricewaterhouseCoopers LLP, the independent auditors of the Company, contained in the Annual Report are incorporated herein by reference in the section “Financial Statements.” No other portions of the Annual Report are incorporated herein by reference.

Shares of the Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by, Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates, and such shares are not federally insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

Investment in the Funds involves investment risks, including possible loss of principal. While each Money Market Fund will attempt to maintain its net asset value per share at $1.00, it is possible to lose money by investing in these Funds. You could also lose money by investing in one of the other Funds. In addition, the dividends paid by a Fund will go up and down.

Mercantile Capital Advisors, Inc., a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, serves as investment adviser and administrator to the Funds, is paid fees for its services, and is not affiliated with Mercantile Investment Services, Inc., the Funds’ distributor.

MERCANTILE FUNDS, INC.

Mercantile Funds, Inc. is a Maryland corporation that commenced operations on July 21, 1989 as an open-end management investment company. In addition to Class A, Class C and Institutional Shares of the 15 Funds listed on the cover of this SAI, the Company currently offers Service and Institutional Shares of 5 other mutual funds, which are described in a separate SAI: the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund.

This SAI refers at times to the Equity Funds and Bond Funds as the “Non-Money Market Funds.” The Maryland Tax-Exempt Bond Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”) Each other Fund is classified as diversified under the 1940 Act.

INVESTMENT POLICIES AND RISKS

Principal Investment Strategies

The investment objective, principal investment strategies and principal risks of each Fund are described in the Prospectuses. The following information supplements the description of the Funds’ investment objectives, policies and risks as set forth in the Prospectus.

Mercantile Capital Advisors, Inc., each Fund’s investment adviser (“MCA”), and, with respect to the Limited Maturity Bond, Total Return Bond, Capital Opportunities, Low Duration Bond and International Equity Funds, these Funds’ sub-advisers (each a “Sub-Adviser”) use a range of investments and investment techniques in seeking to achieve a Fund’s investment objective. (In this SAI, the term “Adviser” refers to MCA or any Sub-Adviser, as applicable.) All Funds do not use all of the investments and investment techniques and related risks that are described in the Prospectuses and this SAI.

Temporary Investments

Each Fund may from time to time invest a portion of its assets on a temporary basis (for example, when appropriate municipal obligations are unavailable) or for temporary defensive purposes during periods of unusual market conditions in short-term taxable money market instruments, securities issued by other investment companies which invest in taxable or tax-exempt money market instruments, U.S. government obligations, and other securities as described below under “Principal Risks.” Investments by a Fund in any such taxable instruments will not exceed 20% of the net assets of the Fund, except when made for temporary defensive purposes during periods of unusual market conditions, when up to 100% of the Fund’s assets may be invested in such instruments. Each Fund may also hold uninvested cash reserves pending investment, to meet anticipated redemption requests, or during temporary defensive periods. There is no percentage limitation on the amount of assets which may be held uninvested by each Fund.

Principal Risks

Equity Market Risk

To the extent that a Fund invests in equity securities, the Fund is subject to equity market risk. That is, the possibility exists that common stocks will decline over short or even extended periods of time. Both the U.S. and foreign equity markets tend to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. Therefore, the net asset value per share (“NAV”) of each Equity Fund may fluctuate with movements in the equity markets.

Interest Rate Risk and Credit Risk

To the extent that a Fund invests in fixed income securities, its holdings of such securities are sensitive to changes in interest rates and the interest rate-environment. Generally, the market value of fixed income securities (including municipal obligations) can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities will tend to increase, and in periods of rising interest rates the market value will tend to decrease. In periods of declining interest rates, the yields of investment portfolios comprised primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower.

Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund’s NAV.

Each of the Maryland Tax-Exempt Bond, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds may purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments). Zero-coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

The Prime Money Market Fund may invest in obligations issued by state and local governmental bodies.

Under normal circumstances, each of the Growth & Income, Equity Income, Equity Growth and Capital Opportunities Funds may invest up to 20% (25% with respect to the Growth & Income and Capital Opportunities Funds) of its net assets in debt securities. These securities will either be issued or guaranteed by the U.S. government, its agencies or instrumentalities or will be debt obligations, including but not limited to debt obligations convertible into common stock (“convertible securities”), that at the time of purchase carry one of the three highest ratings assigned by a nationally recognized statistical rating agency (each a “Rating Agency”). Investments may also be made in unrated debt obligations that the Adviser has determined to be of comparable quality. Up to 10% of each such Fund’s total assets may be invested in convertible securities that are rated at the time of purchase in the fourth highest rating category or lower by one or more Rating Agencies.

Foreign Securities

There are risks and costs involved in investing in securities of foreign issuers (including foreign governments), which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may involve risks associated with the level of currency exchange rates, less complete financial information about the issuer, less market liquidity and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible difficulty in taking appropriate legal action in a foreign court, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of dividends or principal and interest on foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

The International Equity Fund may invest in the securities of issuers located in any foreign country. Although the Fund will invest primarily in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the Fund’s NAV will fluctuate with U.S. dollar exchange rates, as well as with price changes of the Fund’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund’s securities in their local markets. In addition to favorable and unfavorable currency exchange-rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency. The Fund may also use futures, which are types of derivatives, to increase total return.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in developing countries and fledgling democracies. The risks of expropriation, nationalism and social, political and economic instability are greater in those countries than in more developed capital markets.

Although the International Equity Fund normally invests primarily in equity securities, it may increase its cash or non-equity position when the Adviser is unable to locate investment opportunities with desirable risk/reward characteristics. The International Equity Fund may invest in preferred stocks that are not convertible into common stock, government securities, corporate bonds and debentures, including high-risk and high-yield debt instruments (but in no event will an amount exceeding 10% of the Fund’s total assets be invested in such high-risk/high-yield securities), high-grade commercial paper, certificates of deposit or other debt securities when the Adviser perceives an opportunity for capital growth from such securities or so that the

International Equity Fund may receive a return on idle cash. The International Equity Fund intends to limit its investments in debt securities to securities of U.S. companies, the U.S. Government, foreign governments, domestic or foreign governmental entities and supranational organizations such as the European Economic Community and the World Bank. When the International Equity Fund invests in such securities, investment income may increase and may constitute a large portion of the return of the Fund but, under these certain circumstances, the International Equity Fund would not expect to participate in market advances or declines to the extent that it would if it remained fully invested in equity securities.

The Total Return Bond Fund may invest in Brady Bonds, which are securities issued in various currencies (primarily the U.S. dollar) that have been created through the exchange of existing commercial bank loans to Latin American public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the “Brady Plan”). Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market for Latin American debt instruments. Brady Bonds are neither issued nor guaranteed by the U.S. government. Investments by the Fund in Brady Bonds are subject to the Fund’s limitation on foreign investments.

Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”).

European Currency Unification

Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union (“EMU”). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies were replaced by euro coins and bank notes on January 1, 2002.

This change may significantly impact the European capital markets in which the International Equity Fund invests and may result in the Fund facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund’s NAV.

Real Estate Industry Risk

Although the Diversified Real Estate Fund will not invest in real estate directly, it is subject to the same risks that are associated with the direct ownership of real estate. In general, real estate values are affected by a variety of factors, including: supply and demand for properties; the economic health of the country, different regions and local markets; and the strength of specific industries renting properties. An equity REIT’s performance ultimately depends on the types and locations of the properties it owns and on how well it manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, rent controls, losses due to casualty or condemnation, increases in property taxes and/or operating expenses, or changes in zoning laws.

Changes in interest rates could affect the performance of REITs. In general, during periods of high interest rates, REITs may lose some of their appeal to investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates may also mean that it is more expensive to finance property purchases, renovations and improvements, which could hinder a REIT’s performance.

Such factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Under certain circumstances the Fund could own real estate directly as a result of a default on debt securities it owns. If the Fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See “Additional Information Concerning Taxes” below.

Although the Fund expects to invest primarily in the common stocks of companies principally engaged in the real estate business, it may also invest in preferred stocks, investment grade debt obligations, convertible securities (including investment grade bonds and preferred stocks) and warrants. Debt obligations that carry one of the four highest ratings assigned by a Rating Agency are considered to be investment grade.

Derivative Instruments

The Non-Money Market Funds may purchase certain “derivative” instruments as described below under various headings. Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates or indices, and include, but are not limited to, participation certificates, custodial receipts, futures contracts, options, forward foreign currency contracts, interest rate swaps and structured debt obligations

(including collateralized mortgage obligations and other types of mortgage-related securities, “stripped” securities and various floating rate instruments).

Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, interest or exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles.

The Adviser will evaluate the risks presented by the derivative instruments purchased by a Fund, and will determine, in connection with its day-to-day management of the Fund, how they will be used in furtherance of the Fund’s investment objective. It is possible, however, that the evaluations of the Adviser will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that a Fund will, because of the risks discussed above, incur loss as a result of its investments in derivative instruments.

Risks Associated with Investments in Maryland Municipal Obligations

The Maryland Tax-Exempt Bond Fund usually invests at least 80% of its net assets plus any borrowings for investment purposes among the principal types of investment grade municipal obligations issued by the State of Maryland, its agencies, counties, municipalities, taxing districts and other political subdivisions. Risks associated with such municipal obligations vary by type. For example, factors affecting the local economy of a particular county or city may affect the investment quality of that county’s or city’s general obligation bonds without necessarily affecting the investment quality of the general obligation bonds of the State of Maryland. Limited obligation revenue bonds may fluctuate in investment quality due to economic factors affecting only the particular revenue stream. For example, a downturn in the Maryland healthcare sector or a downturn for a specific healthcare borrower might affect the investment quality of Maryland hospital revenue bonds generally or might only affect a specific healthcare revenue bond issue. For another example, a sharp change in prevailing mortgage interest rates could affect the investment quality of housing mortgage revenue bonds. Risks associated with any type of municipal obligations may be significantly reduced when such bonds have been pre-refunded, or if such bonds are insured. Following is a general overview of the types of municipal bonds held by the Maryland Tax-Exempt Bond Fund, together with a discussion of some economic risks affecting such bonds.

As of May 31, 2004, the Maryland Tax-Exempt Bond Fund had significant holdings in:

•	General obligation bonds issued by the State of Maryland, its counties, its cities and certain other agencies;

•	Revenue bonds backed by certain public facility, transportation or special tax revenue;

•	Revenue bonds issued on behalf of private charitable hospital or healthcare corporations, all of which were pre-funded or escrowed to maturity;

•	Revenue bonds issued on behalf of private colleges and universities; and

•	Housing revenue bonds.

State and local economic conditions may affect the investment quality and value of bonds held by the Maryland Tax-Exempt Bond Fund. Following is a brief description of state-wide economic conditions derived from information released on or before July 8, 2004, relating to issues of State of Maryland general obligations and does not purport to be a complete description.

The State of Maryland has a population of approximately 5.5 million, with employment based largely in services, trade, and government. Those sectors, along with finance, insurance, and real estate, were the largest contributors to the gross state product, according to the U.S. Department of Commerce, Bureau of Economic Analysis. Population is concentrated around the Baltimore and Washington, D.C. primary metropolitan statistical area and proximity to Washington D.C. influences the above average percentage of employees in government. Manufacturing, on the other hand, is a much smaller proportion of employment than for the nation as a whole. Annual unemployment rates have been below those of the national average for each of the last 20 years except 1997 and 1998. The unemployment figure for 2003 was 4.5% compared to a national rate for the same period of 6.0%. Total employment increased by 18.19% between 1992 and 2003. The State’s personal income per capita was the fourth highest of the 50 states in 2003, according to the U.S. Department of Commerce, Bureau of Economic Analysis, at 118% of the national average.

Industry specific conditions may affect the investment quality and value of revenue bonds. This paragraph discusses some of the major economic factors affecting the principal types of revenue bonds currently held by the Maryland Tax-Exempt Bond Fund. Water and sewer revenues are affected by trends in population, new construction and weather. Transportation facility revenues are affected by economic conditions generally and by special factors such as rising energy prices. Revenues from private healthcare corporations and hospitals are subject to federal and state regulatory restrictions, Maryland State rate regulation and fluctuations in federal and state reimbursement rates for Medicare and Medicaid. The revenues of private colleges and universities are affected by enrollment demand and cost pressures. Enrollment demand fluctuates with changes in the population of college bound persons and with the state of the economy. Housing revenue bonds are affected by the pace of housing starts, sales and refinancings, and by the levels of mortgage rates generally and local housing demand.

To reduce risk, the Maryland Tax-Exempt Bond Fund allocates its investments among the various types of Maryland state and municipal obligations, evaluates the potential risks and rewards of all securities purchased, does not invest in below-investment grade bonds, and includes some insured and pre-refunded bonds in its portfolio.

Other Risk Considerations Concerning Municipal Obligations

Each of the Tax-Exempt Money Market, Maryland Tax-Exempt Bond, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds (each a “Tax-Exempt Fund”) may invest in municipal obligations that are private activity bonds the interest on which is subject to the federal alternative minimum tax. Investments in such securities will be subject to each Fund’s 20% net asset limitation on taxable investments. Although no Fund presently intends to do so on a regular basis, each Fund may invest 25% or more of its total assets in industrial development bonds issued before August 7, 1986 that are not subject to the federal alternative minimum tax, and in municipal obligations the interest on which is paid solely from revenues of similar projects. When a Fund’s assets are concentrated in obligations payable from revenues on similar projects or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) presented by such securities to a greater extent than it would be if its assets were not so concentrated. Furthermore, payment of municipal obligations held by a Fund relating to certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of a mortgage or deed of trust may be delayed and the amount of the proceeds received may not be enough to pay the principal and accrued interest on the defaulted municipal obligations.

The Maryland Tax-Exempt Bond Fund is classified as a “non-diversified” portfolio. The investment return on a non-diversified portfolio is typically dependent upon the performance of a smaller number of securities than a diversified portfolio and the change in value of any one security may have a greater impact on the value of a non-diversified portfolio. A non-diversified portfolio may therefore be subject to greater fluctuations in NAV. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with a similar objective.

Additional Information on Investment Policies and Risks

Quality and Maturity – Money Market Funds

All securities acquired by the Money Market Funds will be determined at the time of purchase by the Adviser, pursuant to guidelines approved by the Company’s Board of Directors (the “Board”), to present minimal credit risks and will be “Eligible Securities” as defined by the Securities and Exchange Commission (“SEC”). Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories assigned by at least two Rating Agencies (or one Rating Agency if the security is rated by only one Rating Agency), or (ii) are comparable in priority and security with an instrument issued by an issuer that has such ratings, and (b) securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board. In accordance with current SEC regulations, the Prime Money Market Fund intends to invest no more than 5% of its total assets in securities, other than U.S. Government securities, that are rated at the time of purchase within the second highest rating category assigned by one or more Rating Agencies (including securities that are unrated but determined by the Adviser to be of comparable quality). See Appendix A for a description of the Rating Agencies’ various rating categories.

Each Money Market Fund is managed so that the average dollar-weighted maturity of all instruments held by it will not exceed 90 days. In no event will a Money Market Fund purchase securities that mature more than 397 days from the date of purchase (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). Securities in which the Money Market Funds invest may not earn as high a level of income as longer-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

Government Obligations and Money Market Instruments

Each Fund may invest in securities issued or guaranteed by the U.S. government, including but not limited to direct U.S. Treasury obligations, as well as in obligations issued or guaranteed by U.S. government agencies and instrumentalities. Examples of the types of U.S. government obligations that may be acquired by the Funds include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Federal Land Banks, Federal Farm Credit Banks, Maritime Administration, Tennessee Valley Authority, Washington D.C. Armory Board, International Bank for Reconstruction and Development (the “World Bank”), and Resolution Trust Corporation.

Obligations of certain agencies and instrumentalities, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank, are supported by the issuer’s right to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. government to purchase the entity’s obligations; still others, such as those of FHLMC, are backed solely by the issuer’s credit. There is no assurance that the U.S. government would provide support to a U.S. government-sponsored entity were it not required to do so by law.

Certain U.S. government obligations held by the Money Market Funds may be variable or floating rate instruments. Others may have remaining maturities exceeding 397 days if such securities provide for adjustments in their interest rates not less frequently than every 397 days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par value.

Each Fund except the Government Money Market Fund may from time to time invest in money market instruments, including bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less. Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits issued or supported by U.S. or foreign banks that have total assets of more than $1 billion at the time of purchase (the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches). Each Fund except the International Equity Fund may invest in obligations of foreign banks or foreign branches of U.S. banks when the Adviser determines that the instrument presents minimal credit risks. Investments in the obligations of foreign banks and foreign branches of U.S. banks involve different risks than investments in the obligations of U.S. banks, including less stringent reserve requirements and different accounting, auditing and recordkeeping standards. Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of the particular Fund’s total assets at the time of purchase. The Prime Money Market Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts in excess of 5% of its net assets.

Taxable commercial paper purchased by each Fund will be rated at the time of purchase within the highest rating category assigned by a Rating Agency (tier one with respect to the Capital Opportunities Fund). The Tax-Exempt Money Market Fund may invest in tax-exempt commercial paper rated at the time of purchase within the highest rating category assigned by one or more Rating Agencies. Corporate bonds purchased by the Funds with remaining maturities of thirteen months or less will be rated at the time of purchase within the highest rating category (two highest rating categories with respect to the Prime Money Market Fund and four highest rating categories with respect to the Capital Opportunities Fund) assigned by a Rating Agency. In addition, each Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality. Commercial paper may include variable and floating rate instruments. The Prime Money Market Fund may also invest in short-term, high quality, U.S. dollar-denominated corporate debt obligations of foreign issuers where the Adviser deems the investments to present minimal credit risks.

Variable and Floating Rate Instruments

Each Fund may purchase variable and floating rate instruments, including variable rate demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rates. Unless guaranteed by the U.S. government or one of its agencies or instrumentalities, variable or floating rate instruments purchased by a Money Market Fund must permit the Fund to demand payment of the principal of the instrument at least once every 397 days upon not more than 30 days’ notice. Because of the absence of a market in which to resell a variable or floating rate instrument, a Fund might have trouble selling an instrument should the issuer default or during periods when the Fund is not permitted by agreement to demand payment of the instrument, and for this and other reasons a loss could occur with respect to the instrument. The Tax-Exempt Money Market Fund may invest in variable rate demand notes rated at the time of purchase within the highest rating category assigned by one or more Rating Agencies.

The Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of variable and floating rate instruments and, if the obligation is subject to a demand feature, will monitor their financial ability to meet payment on demand. In determining average weighted portfolio maturity, a variable rate instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. A floating rate instrument will usually be deemed to have a maturity equal to the date on which the principal amount must be paid, or the date on which the redemption payment must be made, in the case of an instrument called for redemption. A floating rate instrument that is subject to a demand feature will usually be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. An instrument that is issued or guaranteed by the U.S. government or any agency thereof that has a variable rate of interest readjusted no less frequently than every 397 days will generally be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate or earlier maturity.

Variable and floating rate demand instruments acquired by the Tax-Exempt Funds may include participations in municipal obligations purchased from and owned by financial institutions, primarily banks. Participation interests provide a Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days’ notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Fund involved. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit, and issuing the repurchase commitment.

Municipal Obligations

The Tax-Exempt Funds will invest primarily in municipal obligations. The Equity Income, Equity Growth, Capital Opportunities, Prime Money Market, Limited Maturity Bond, Total Return Bond and Low Duration Bond Funds (each a “taxable Fund”) may invest from time to time in municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Municipal obligations may be advantageous for a taxable Fund when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities on a pre-tax basis is comparable to that of other debt securities the Fund can purchase. Dividends paid by a taxable Fund that come from interest on municipal obligations will be taxable to shareholders.

The two main types of municipal obligations are “general obligation” securities (which are secured by the issuer’s full faith, credit and taxing power) and “revenue” securities (which are payable only from revenues received from the operation of a particular facility or other revenue source). A third type of municipal obligation, normally issued by special purpose public authorities, is known as a “moral obligation” security. If the issuer of a moral obligation security is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer. There are, of course, variations in the quality of municipal obligations, both within a particular classification and between classifications, and the yields on municipal obligations depend upon a variety of factors, including market conditions generally and the municipal bond market in particular, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Private activity bonds (which are a type of obligation that, although exempt from regular federal income tax, may be subject to the federal alternative minimum tax) are usually revenue securities issued by or for public authorities to finance a privately operated facility.

Within the principal classifications described above there are a variety of categories, including certificates of participation and custodial receipts that may be purchased by the Tax-Exempt Funds. Certificates of participation represent undivided proportional interests in lease payments by a governmental or non-profit agency. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Certain lease obligations may include “non-appropriation” clauses, which provide that the entity has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Participation in such leases presents the risk that an entity will not appropriate funds for lease payments. For this and other reasons, certificates of participation are generally not as liquid or marketable as other types of municipal obligations and are generally valued at par or less than par in the open market. To the extent that these securities are illiquid, they will be subject to each Fund’s limitation on investments in illiquid securities described below under “Managing Liquidity.”

Custodial receipts evidence the right to receive either specific future interest payments, principal payments or both on certain municipal obligations. Such obligations are held in custody by a bank on behalf of holders of the receipts. These custodial receipts are known by various names, including “Municipal Receipts,” “Municipal Certificates of Accrual on Tax-Exempt Securities” or “M-CATS”, and “Municipal Zero-Coupon Receipts.”

The Tax-Exempt Funds may also make privately arranged loans to municipal borrowers. Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by these Funds. Such loans may be secured or unsecured and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. To the extent these securities are illiquid, they will be subject to each such Fund’s limitation on investments in illiquid securities.

In many cases, the Internal Revenue Service has not ruled on whether the interest received on a municipal obligation is tax-exempt and, accordingly, the purchase of such securities is based on the opinion of bond counsel or counsel to the issuers of such instruments. The Company and the Adviser rely on these opinions and do not intend to review the bases for them.

Municipal obligations purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, municipal obligations may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions that are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal obligation held by a Fund could have an adverse effect on the Fund’s portfolio and the value of its shares. As described above under “Government Obligations and Money Market Instruments,” foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations.

Municipal obligations acquired by the Funds may include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes, and other forms of short-term tax-exempt loans. Such instruments are issued in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Funds may invest in bonds and other types of longer-term tax-exempt instruments provided that, in the case of the Prime Money Market and Tax-Exempt Money Market Funds, they have remaining maturities of 397 days or less at the time of purchase.

Private activity bonds have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. The Tax-Exempt Money Market Fund will not invest in such bonds where the payment of principal and interest are the responsibility of a company (including predecessors) with less than three years of continuous operation.

The payment of principal and interest on most municipal obligations purchased by a Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities, and authorities and each multi-state agency of which a state is a member, as well as the Commonwealth of Puerto Rico, Guam and the Virgin Islands, is a separate “issuer” as that term is used in the Prospectus and this SAI. The non-governmental user of facilities financed by private activity bonds is also considered to be an “issuer.”

An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor’s federal alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference (see “Additional Information Concerning Taxes”). Moreover, with respect to Maryland municipal obligations, the Maryland Tax-Exempt Bond Fund cannot predict what legislation, if any, may be proposed in the Maryland legislature concerning the Maryland income tax status of interest on such obligations, or what proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally, or Maryland municipal obligations specifically, for investment by a Fund and the liquidity and value of a Fund’s portfolio. In such an event, the Company would reevaluate the investment objectives and policies of such Funds.

Stand-By Commitments

The Tax-Exempt Funds and the Equity Income, Equity Growth, Capital Opportunities, Limited Maturity Bond, Total Return Bond and Low Duration Bond Funds may acquire “stand-by commitments” with respect to municipal obligations held in their portfolios. Under a stand-by commitment, a dealer or bank agrees to purchase from a Fund, at the Fund’s option, specified municipal obligations at a specified price equal to their amortized cost value plus interest. Stand-by commitments may be exercisable by the Fund involved at any time before the maturity of the underlying municipal obligations, and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities that are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the particular Fund will not exceed 1/2 of 1% of the value of such Fund’s total assets calculated immediately after each stand-by commitment is acquired.

The Funds intend to enter into stand-by commitments only with banks, brokers or dealers that, in the opinion of the Adviser, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer’s assets, liabilities, contingent claims and other relevant financial information. Each Fund’s reliance upon the credit of these banks, brokers and dealers will be secured by the value of the underlying municipal obligations that are subject to the commitment.

The Funds would acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying municipal obligations. Stand-by commitments acquired by a Fund would be valued at zero in determining NAV. Where a Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

Convertible Securities

The Growth & Income, Equity Income, Equity Growth, Capital Opportunities, International Equity, Diversified Real Estate and Total Return Bond Funds may purchase convertible securities. These securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

In selecting convertible securities, the Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of a Fund’s portfolio as to issuers; and the ratings of the securities. Since Rating Agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments.

Asset-Backed Securities

The Prime Money Market, Limited Maturity Bond, Total Return Bond and Low Duration Bond Funds may purchase asset-backed securities, which are securities backed by installment sale contracts, credit card receivables or other assets. The Prime Money Market Fund may invest in asset-backed securities that are rated at the time of purchase within the highest rating category assigned by one or more Rating Agencies and that have remaining maturities of 397 days or less. The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. In periods of falling interest rates, the rate of prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of the Fund’s principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding asset-backed securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these assets under certain market conditions.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generally consisting of both interest and principal generated by particular assets, most often a pool of assets similar to one another. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities.

The estimated life of an asset-backed security varies with the prepayment experience of the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved.

Asset-backed securities are subject to greater risk of default during periods of economic downturn than conventional debt instruments and the holder frequently has no recourse against the entity that originated the security. In addition, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, such instruments may be considered illiquid securities subject to each Fund’s limitation on illiquid investments described below under “Managing Liquidity.”

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Mortgage-Related Securities

The Diversified Real Estate, Limited Maturity Bond, Total Return Bond and Low Duration Bond Funds may invest in mortgage-backed securities issued or guaranteed by U.S. government agencies and private issuers. Such securities may include collateralized mortgage obligations (“CMOs”) and U.S. government stripped mortgage-backed securities (“SMBS”).

CMOs are a type of bond issued by non-governmental entities that provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as a real estate mortgage investment conduit or REMIC. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date.

SMBS represent beneficial ownership interests in either periodic principal distributions (“principal-only”) or interest distributions (“interest-only”) on mortgage-backed certificates issued by a U.S. government agency and representing interests in pools of mortgage loans. These principal-only or interest-only distributions are stripped from the underlying mortgage-backed security by private entities or by the agency that issued the mortgage-backed certificate.

The yield characteristics of mortgage-related securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., mortgage loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. In periods of rising interest rates, the rate of prepayment tends to increase. During periods of falling interest rates, the reinvestment of prepayment proceeds by the Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of the Fund’s principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding mortgage-related securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these securities under certain market conditions. In addition, SMBS may exhibit greater price volatility and interest rate risk than other types of mortgage-related securities because of the manner in which their principal and interest are returned to investors.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA-guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) that are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private shareholders. Fannie Maes are guaranteed as FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “Pcs”). FHLMC is a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured as described above, the market value of the security, which may fluctuate, is not secured. To the extent that a Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The yield of the Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

Below-Investment Grade Debt Securities (“Junk Bonds”).

The ratings assigned by each Rating Agency are representations of their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.

Issuers of below-investment grade or non-rated securities that Adviser deems to be below-investment grade (“high yield” securities, commonly known as “junk bonds”) may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of below-investment grade securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

Below-investment grade securities frequently have call or redemption features that would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

A Fund may have difficulty disposing of certain below-investment grade securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for investment grade securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

Repurchase Agreements

Each Fund except the Tax-Exempt Funds may buy portfolio securities subject to the seller’s agreement to repurchase them at an agreed upon date and price. These transactions are known as repurchase agreements. Repurchase agreements involve the risk that the seller will fail to repurchase the securities as agreed. In that event, the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act.

The repurchase price under repurchase agreements generally is equal to the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds’ custodian or registered in the name of the Fund involved on the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. The Funds will enter into repurchase agreements only with financial institutions the Adviser deems creditworthy, and during the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller.

Reverse Repurchase Agreements

Each Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, a Fund sells portfolio securities to a financial institution and agrees to buy them back at an agreed upon date and price. Reverse repurchase agreements may be used to meet redemption requests without selling portfolio securities. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Whenever a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash or liquid portfolio securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. The Funds would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase.

When-Issued Purchases and Forward Commitments

Each Fund may purchase securities on a “when-issued” basis and may enter into a “forward commitment” to purchase or sell securities. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date, permit the Fund to lock in a price or yield on a security it intends to purchase or sell, regardless of future changes in interest rates. The Fund will bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place. The Funds do not intend to engage in when-issued and forward commitment transactions for speculative purposes.

When a Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Fund’s custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund’s liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Funds expect that their commitments to purchase securities on a when-issued or forward commitment basis will not exceed 25% of the value of their total assets. In the case of a forward commitment to sell portfolio securities, the Fund’s custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund involved may realize a capital gain or loss.

When a Fund engages in when-issued or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining a Fund’s NAV starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund’s assets, and fluctuations in the value of the underlying securities are not reflected in such Fund’s NAV as long as the commitment remains in effect.

Other Investment Companies

In connection with the management of its daily cash position, each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities, whether taxable or tax-exempt, and that seek to maintain a $1.00 NAV, i.e., “money market” funds. In addition, each Non-Money Market Fund may invest in securities issued by other non-money market investment companies that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations.

The Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole.

Exchange-Traded Funds (“ETFs”).

The Growth & Income, Equity Income, Equity Growth and Capital Opportunities Funds may invest in Standard & Poor’s Depositary Receipts (“SPDRs”), Standard & Poor’s MidCap 400 Depositary Receipts (“MidCap SPDRs”) and The Dow Industrials DIAMONDS (“DIAMONDS”), all of which are ETFs. SPDRs represent ownership in the SPDR Trust, a long-term unit investment trust that holds a portfolio of common stocks that is intended to track the performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price Index. MidCap SPDRs represent ownership in the MidCap SPDR Trust, a long-term unit investment trust that holds a portfolio of common stocks that is intended to tract the performance and dividend yield of the Standard & Poor’s MidCap 400 Index. DIAMONDS represent ownership in the DIAMONDS Trust, a long-term unit investment trust that holds a portfolio of common stocks that is intended to track the performance and yield of the Dow Jones Industrial Average. Because investments in SPDRs, MidCap SPDRs and DIAMONDS represent investments in unit investment trusts, such investments are subject to the 1940 Act’s limitations on investments in other investment companies.

The Capital Opportunities Fund also may invest in another type of ETF known as Russell 2000 ® Growth Index iSharessm, which are shares of an investment company that is intended to track the performance and dividend yield of the Russell 2000 ® Growth Index. Because investments in iSharessm represent interests in another investment company, such investments are subject to the 1940 Act’s limitations on investments in other investment companies.

Lending Portfolio Securities

Each Fund except the Tax-Exempt Funds may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income. Although securities loans will be fully collateralized, such loans present risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the judgment of the Adviser, the income to be earned from the loans justifies the attendant risks.

When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and also earns income on the loans. Any cash collateral received by a Fund in connection with such loans will be invested in short-term money market obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted if a material event affecting the investment occurs. While there is no limit on the amount of securities that the

Funds may loan, fees attributable to securities lending activities are subject to special rules under the Internal Revenue Code of 1986, as amended (the “Code”).

Depositary Receipts

The International Equity Fund may invest up to 100% of its total assets, and the Growth & Income, Equity Income, Equity Growth, Capital Opportunities, Limited Maturity Bond, Total Return Bond and Low Duration Bond Funds each may invest up to 25% of its total assets, in sponsored ADRs, EDRs, GDRs and similar securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign issuer. EDRs, which are sometimes referred to as Continental Depositary Receipts or CDRs, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of underlying foreign or U.S. securities. GDRs are depository receipts structured similarly to EDRs and are issued and traded in several international financial markets. GDRs are designed for trading in non-U.S. securities markets. These instruments may not be denominated in the same currency as the securities they represent. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Foreign Currency Exchange Contracts

The Growth & Income, Equity Income, Equity Growth, Capital Opportunities, International Equity, Limited Maturity Bond and Total Return Bond Funds may from time to time enter into forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relating to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund involved to establish a rate of exchange for a future point in time. A Fund may enter into forward foreign currency exchange contracts when deemed advisable by the Adviser under three circumstances.

First, when entering into a contract for the purchase or sale of a security, a Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations in the value of the foreign currency relative to the U.S. dollar or other foreign currency between the date the security is purchased or sold and the date on which payment is made or received. This is sometimes referred to as “transaction hedging”.

Second, when the Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. This is sometimes referred to as “position hedging”. The Funds do not intend to enter into forward contracts for position hedging purposes on a regular or continuing basis.

Third, when the Adviser selects to move closer to its “benchmark” weighting in a particular currency, the Adviser may select to sell US dollars forward for a particular foreign currency. Such a transaction is conducted to reduce or eliminate an underweighted position in a currency relative to a “benchmark” when purchasing underlying equities denominated in that currency is not advisable by the Adviser.

None of the Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. While forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains that might result from increases in the value of such currency. In addition, the Funds will incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

A Fund’s custodian will place in a separate account cash or liquid portfolio securities in an amount equal to the value of such Fund’s assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund.

At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. For a discussion of the federal tax treatment of forward contracts, see “Additional Information Concerning Taxes.”

Options Trading

The Equity Income, Equity Growth, Capital Opportunities, Total Return Bond, Tax-Exempt Limited Maturity Bond, National Tax-Exempt Bond and Low Duration Bond Funds may write covered call options, buy put options, buy call options and sell, or “write,” secured put options on particular securities or various securities indices. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

A listed call option for a particular security gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

When a Fund writes a call option on a security, the option is “covered” if the Fund involved owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid portfolio securities in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund involved maintains with its custodian cash or liquid portfolio securities equal to the contract value. A call option is also covered if the Fund involved holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A secured put option written by a Fund means that the Fund maintains in a segregated account with the custodian cash or liquid securities in an amount not less than the exercise price of the option at all times during the option period.

The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. In return for the premium, the covered option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as its obligation as a writer continues, but retains the risk of loss should the price of the security decline. Unlike a party who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.

A Fund’s obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series that will permit the Fund to make a closing purchase transaction in order to close out its position.

When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund involved may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Options purchased by a Fund will not exceed 5%, and options written by a Fund will not exceed 25%, of its net assets. Options may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, a Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of any Fund.

Transactions in options on securities and indices also involve additional risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Currency-Related Options

From time to time the International Equity Fund may use the investment techniques identified below. It is the Fund’s current intention that no more than 5% of its net assets will be at risk in the use of any one of such investment techniques, except that a different limitation applies to writing foreign currency call options.

- Foreign Currency Put Options. The International Equity Fund may purchase foreign currency put options on U.S. exchanges or U.S. over-the-counter markets. A put option gives the Fund, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to insure against adverse currency price movements in the underlying portfolio assets denominated in that currency.

- Foreign Currency Call Options. A call option written by the International Equity Fund gives the purchaser, upon payment of a premium, the right to purchase from the Fund a currency at the exercise price until the expiration of the option. The Fund may write a call option on a foreign currency only in conjunction with a purchase of a put option on that currency. Such a strategy is designed to reduce the cost of downside currency protection by limiting currency appreciation potential. The face value of such writing may not exceed 90% of the value of the securities denominated in such currency invested in by the Fund to cover such call writing.

- Unlisted Foreign Currency Put and Call Options. A number of major investment firms trade unlisted currency options that are more flexible than exchange-listed options with respect to strike price and maturity date. These unlisted options generally are available on a wider range of currencies. Unlisted foreign currency options are generally less liquid than listed options and involve the credit risk associated with the individual issuer. They will be deemed to be illiquid for purposes of the International Equity Fund’s limitation on investments in illiquid securities.

Futures and Related Options on Futures Contracts

The Equity Income, Equity Growth, Capital Opportunities, International Equity, Total Return Bond, Tax-Exempt Limited Maturity Bond, National Tax-Exempt Bond and Low Duration Bond Funds may invest to a limited extent in futures contracts and options on futures contracts in order to gain fuller exposure to movements of securities prices pending investment, for hedging purposes or to maintain liquidity. Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of a securities index.

Each of these Funds may also purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that that Fund intends to purchase. Similarly, if the value of a Fund’s portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to earmarking cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of the contract. Such liquid assets may consist of cash, cash equivalents, liquid securities or other acceptable assets.

The International Equity Fund may also enter into interest rate futures contracts, other types of financial futures contracts (such as foreign currency futures contracts, which are similar to forward foreign currency contracts described above) and related futures options, as well as any index or foreign market futures that are available in recognized exchanges or in other established financial markets. The Fund may engage in these transactions in order to gain fuller exposure to movements of securities prices or indices pending investment, for hedging purposes, to maintain liquidity or for speculative purposes.

A Fund may not purchase or sell a futures contract (or related option) unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets (after taking into account certain technical adjustments), except as may be otherwise permitted under applicable regulations.

Interest Rate Swaps

The Bond Funds may enter into interest rate swap transactions for hedging purposes. Interest rate swaps involve an exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.

A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. To the extent that a Fund’s potential exposure in a transaction involving an interest rate swap is covered by the segregation of cash or liquid portfolio securities, the Fund and the Adviser believe that the transaction does not constitute a senior security under the 1940 Act and, accordingly, will not treat the transaction as being subject to the Fund’s borrowing restrictions.

The Funds will not enter into interest rate swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated A or A-1 or better by Standard and Poor’s or A or P-1 or better by Moody’s Investors Service or, if unrated, is determined to be of comparable quality by the Adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the market for other similar instruments that are traded in the interbank market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in interest rate swaps.

The use of interest rate swaps is a highly specialized activity that involves an investment technique and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of interest rates, the investment performance of a Fund would be less favorable than it would have been if this investment techniques were not used.

Rights and Warrants

The Equity Income, Equity Growth, Capital Opportunities, International Equity, Diversified Real Estate and Total Return Bond Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life to expiration. The purchase of rights and warrants involves the risk that the purchaser could lose the purchase value of the right or warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of rights and warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the level of the underlying security. No Fund intends to invest more than 5% of its net assets in rights and warrants during the current fiscal year.

Illiquid Securities

Disposing of illiquid investments may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible to dispose of such investments promptly at an acceptable price. Additionally, the absence of a trading market can make it difficult to value a security. For these and other reasons the Funds will not invest more than 15% (10% with respect to each Money Market Fund) of the value of their respective net assets in illiquid securities. Illiquid securities include repurchase agreements and time deposits that do not permit a Fund to terminate them after seven days’ notice, restricted securities, unlisted foreign currency options and other securities, for which market quotations are not readily available. Certain securities that might otherwise be considered illiquid, however, such as some issues of commercial paper and variable amount master demand notes with maturities of nine months or less and securities for which the Adviser has determined pursuant to guidelines adopted by the Board that a liquid trading market exists (including certain securities that may be purchased by institutional investors under SEC Rule 144A) are not subject to this limitation. Investments in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers were no longer interested in purchasing these restricted securities.

Portfolio Management, Transactions and Turnover

Portfolio Management

Subject to the general supervision and approval of the Board, MCA is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund other than the Limited Maturity Bond, Total Return Bond, Low Duration Bond, Capital Opportunities and International Equity Funds. These other Funds are managed by Sub-Advisers, each of whom is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for these Funds in accordance with investment policies and requirements established by MCA. MCA supervises each Sub-Adviser in the performance of its obligations with respect to these Funds. MCA’s principal offices are located at Two Hopkins Plaza, Baltimore, Maryland 21201. The following table shows the Sub-Adviser for each relevant Fund.

Fund	Sub-Adviser	Principal Offices
Limited Maturity Bond Total Return Bond	Boyd Watterson Asset Management LLC (“BWAM”)	1801 East Ninth Street, Suite 1400, Cleveland, Ohio 44114

Fund	Sub-Adviser	Principal Offices
Low Duration Bond
Capital Opportunities	Delaware Management Company (“Delaware”)	One Commerce Square, Philadelphia, Pennsylvania 19103

International Equity	Morgan Stanley Investment Management Limited (“MS Investment Management”)	25 Cabot Square, Canary Wharf, London E14 4QA England

International Equity	Julius Baer Investment Management LLC (“Julius Baer”)	330 Madison Avenue, New York, New York 10017

The Fifth Third Bank, located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263, is the Funds’ custodian.

Portfolio Transactions

Portfolio securities for the Money Market Funds are generally purchased and sold either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually effected as principal transactions and therefore do not involve the payment of brokerage commissions. The Money Market Funds paid no brokerage commissions during the fiscal years ended May 31, 2002, May 31, 2003 and May 31, 2004.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment of brokerage commissions that are generally fixed. The following table shows the brokerage commissions that were paid by the Equity Funds during the fiscal years ended May 31, 2002, May 31, 2003 and May 31, 2004.

Fund	2002	2003	2004
Growth & Income	$456,588	$487,285	$412,447
Equity Income	96,149	103,227	96,091
Equity Growth	110,348	56,931	36,228
International Equity	281,517	187,061	739,590
Diversified Real Estate	43,727	98,888	192,807
Capital Opportunities	288,342	250,592	450,225

The following table shows brokerage commissions paid to affiliated persons of the Company during the fiscal years ended May 31, 2002 and May 31, 2004. During the fiscal year ended May 31, 2003, no brokerage commissions were paid to any affiliated person of the Company.

2002

Fund	Affiliated Broker(s)	Aggregate Amount	% of Aggregate Commissions	% of Aggregate Commission Transactions
International Equity	Morgan Stanley	$16,815	5.97%	2.21%
International Equity	Julius Baer	468	0.17%	0.11%

2004

Fund	Affiliated Broker(s)	Aggregate Amount	% of Aggregate Commissions	% of Aggregate Commission Transactions
International Equity	Morgan Stanley	$17,456	2.36%	2.21%
International Equity	Julius Baer	374	0.05%	0.04%

Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

Securities purchased and sold by the Bond Funds are generally traded on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. No Bond Fund paid any brokerage commissions during the fiscal years ended May 31, 2002, May 31, 2003 and May 31, 2004.

The Tax-Exempt Money Market Fund and each of the Non-Money Market Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

In making portfolio investments, the Adviser seeks to obtain the best net price and the most favorable execution of orders. The Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide research advice or other services to the Funds or the

Adviser. The Adviser is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any Fund that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities to the particular Fund and to the Company. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received (if any) is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Funds or the sub-advisory fees payable by MCA. The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company. The following table shows the aggregate amount of transactions and related commissions that the various Funds paid during the fiscal year ended May 31, 2004 related of research services provided.

Fund	Aggregate Transactions	Amount of Soft Dollar Commissions
Capital Opportunities
International Equity (portion sub-advised by MS Investment Management)
International Equity Fund (portion sub-advised by Julius Baer)

With respect to the Money Market Funds, the Adviser may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Money Market Funds prior to their maturity at their original cost plus interest (interest may sometimes be adjusted to reflect the actual maturity of the securities) if it believes that the Funds’ anticipated need for liquidity makes such action desirable. Certain dealers (but not issuers) have charged, and may in the future charge, a higher price for commercial paper where they undertake to repurchase it prior to maturity. The payment of a higher price in order to obtain such an undertaking reduces the yield that might otherwise be received by the Funds on the commercial paper. The Adviser may pay a higher price for commercial paper where it secures such an undertaking if the Adviser believes that the prepayment privilege is desirable to assure the Funds’ liquidity and such an undertaking cannot otherwise be obtained.

Investment decisions for the Funds are made independently from those for other accounts advised or managed by the Adviser. Such other accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and such other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Adviser believes to be equitable to the Fund and such other accounts. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable or sold for the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for such other accounts in order to obtain the best execution.

The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with MCA, any Sub-Adviser, the Distributor or any of their “affiliated persons” (as such term is defined in the 1940 Act), except to the extent permitted by the 1940 Act or the SEC. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

The Funds may from time to time purchase securities issued by the Company’s “regular broker-dealers” (as defined in the 1940 Act). The following table shows the Funds’ holdings of the securities issued by their regular broker-dealers as of May 31, 2004.

Fund	Regular Broker-Dealer	Amount of Securities	Type of Security (Debt or Equity)
Prime Money Market	Societe Generale	$15,000,000	Debt
Prime Money Market	CIBC	15,000,000	Debt
Prime Money Market	JP Morgan	14,981,892	Debt
Prime Money Market	Merrill Lynch	14,991,075	Debt
Prime Money Market	Morgan Stanley	14,993,133	Debt
Prime Money Market	UBS	30,000,000	Debt
Prime Money Market	ABN AMRO	14,950,975	Debt
Growth & Income	Citigroup	1,755,054	Equity
Growth & Income	Legg Mason	3,761,005	Equity
Growth & Income	State Street	15,521,515	Equity
Limited Maturity Bond	Bear Stearns	3,011,250	Debt
Limited Maturity Bond	Citigroup	1,309,500	Debt
Limited Maturity Bond	Lehman Brothers	2,653,125	Debt
Limited Maturity Bond	Merrill Lynch	4,465,792	Debt
Limited Maturity Bond	Morgan Stanley	2,122,500	Debt
Limited Maturity Bond	Wachovia	1,905,000	Debt
International Equity	Societe Generale	1,466,900	Equity
International Equity	Credit Suisse	1,856,257	Equity

Fund	Regular Broker-Dealer	Amount of Securities	Type of Security (Debt or Equity)
International Equity	Prudential	1,935,081	Equity
International Equity	UBS AG	3,398,699	Equity
Total Return Bond	Bear Stearns	2,284,999	Debt
Total Return Bond	Citigroup	2,655,062	Debt
Total Return Bond	Goldman Sachs	1,606,500	Debt
Total Return Bond	Merrill Lynch	2,835,656	Debt
Total Return Bond	Morgan Stanley	1,075,000	Debt
Equity Growth	Citigroup	382,583	Equity
Equity Growth	State Street	655,607	Equity
Equity Income	Bank of America	1,730,767	Equity
Equity Income	Bank of New York	1,260,534	Equity
Equity Income	Citigroup	2,494,684	Equity
Equity Income	Wachovia	1,685,916	Equity
Capital Opportunities	Provident	680,860	Equity
Low Duration Bond	Bear Stearns	1,003,392	Debt
Low Duration Bond	Lehman Brothers	1,062,841	Debt
Low Duration Bond	Merrill Lynch	890,280	Debt
Low Duration Bond	Morgan Stanley	1,058,692	Debt

The ratings assigned by each Rating Agency represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board or the Adviser, when authorized, will consider such an event in determining whether the Fund should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.

The Money Market Funds do not intend to seek profits through short-term trading. The Money Market Funds’ annual portfolio turnover rates will be relatively high but portfolio turnover is not expected to have a material effect on their net income. The Money Market Funds’ portfolio turnover rates are expected to be zero for regulatory reporting purposes.

Portfolio Turnover

Under certain market conditions, the Non-Money Market Funds may experience high portfolio turnover rates as a result of their investment strategies. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. Higher portfolio turnover rates (100% or more) can result in corresponding increases in brokerage commissions and other transaction costs that must be borne by the Fund involved and ultimately by its shareholders.

Portfolio turnover rates for the Non-Money Market Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions for the Non-Money Market Funds, and each of those Funds may engage in short-term trading to achieve its investment objective.

The significant variances in the portfolio turnover rates in the Limited Maturity Bond, Total Return Bond and International Equity Funds for the fiscal year ended May 31, 2004 as compared to the fiscal year ended May 31, 2003 were due to the fluctuations in the securities markets and the portfolio managers’ responses to such fluctuations.

FUNDAMENTAL LIMITATIONS

The investment objective of each of the Prime Money Market, Government Money Market, Tax-Exempt Money Market, Limited Maturity Bond, Maryland Tax-Exempt Bond, Growth & Income, International Equity and Diversified Real Estate Funds is “fundamental,” which means that it may not be changed for a Fund without the approval of a majority of that Fund’s outstanding shares. The investment objective of each of the Total Return Bond, Tax-Exempt Limited Maturity Bond, National Tax-Exempt Bond, Equity Income, Equity Growth, Capital Opportunities and Low Duration Bond Funds may be changed by the Board without shareholder approval, although shareholders will be given at least 30 days’ written notice before such a change occurs. Unless otherwise noted, each Fund’s investment policies are not fundamental and may be changed by the Board at any time without shareholder approval.

Each Fund is subject to the following fundamental limitations, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares (as defined below under “Miscellaneous”).

No Fund may:

1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, or, with respect to each Fund other than the International Equity Fund, more than 10% of the issuer’s outstanding voting securities would be owned by the Fund, except that (i) up to 25% of the value of the total assets of each Fund other than the Maryland Tax-Exempt Bond Fund may be invested without regard to these limitations; and (ii) up to 50% of the value of the

Maryland Tax-Exempt Bond Fund’s total assets may be invested without regard to these limitations, provided that no more than 25% of the Maryland Tax-Exempt Bond Fund’s total assets may be invested in the securities of any one issuer. For purposes of these limitations, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security will not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of the Fund’s total assets.

2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that the Diversified Real Estate Fund will concentrate its investments in the securities of issuers principally engaged in the real estate business, and provided further that (a) there is no limitation with respect to (i) obligations issued or guaranteed by the United States, any state, territory, or possession of the United States, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions; (ii) with respect to the Money Market Funds only, obligations issued by domestic branches of U.S. banks; and (iii) repurchase agreements secured by any such obligations; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, and electric and telephone each will be considered a separate industry).

3. Borrow money or, with respect to the Non-Money Market Funds, issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or pledge any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% (5% in the case of the International Equity Fund) of the value of its total assets at the time of such borrowing. A Fund (other than the Tax-Exempt Money Market Fund) will not purchase portfolio securities while borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of such Fund’s total assets are outstanding. The Tax-Exempt Money Market Fund will not purchase portfolio securities while any borrowings (including reverse repurchase agreements and borrowings from banks) are outstanding. Securities held by a Non-Money Market Fund in escrow or separate accounts in connection with the Fund’s investment practices are not deemed to be pledged for purposes of this limitation.

4. Purchase or sell real estate, except that (a) each Fund may purchase securities of issuers which deal in real estate; (b) the Tax-Exempt Money Market, Equity Income, Equity Growth, Capital Opportunities, Limited Maturity Bond, Total Return Bond, Maryland Tax-Exempt Bond, Tax-Exempt Limited Maturity Bond, National Tax-Exempt Bond and Low Duration Bond Funds may invest in municipal obligations secured by real estate or interests therein; (c) the Non-Money Market Funds may purchase securities which are secured by real estate or interests therein; (d) the Limited Maturity Bond, Total Return Bond, Diversified Real Estate and Low Duration Bond Funds may invest in mortgage-related securities, including collateralized mortgage obligations and mortgage-backed securities which are issued or guaranteed by the United States, its agencies or its instrumentalities; and (e) the Diversified Real

Estate Fund may sell any real estate it acquires as a result of a default on debt securities held by the Fund.

5. Act as an underwriter of securities, except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund’s investment objective, policies, and limitations may be deemed to be underwriting.

6. Write or sell put options, call options, straddles, spreads, or any combination thereof, except that (a) the Tax-Exempt Money Market Fund may purchase put options on municipal obligations; and (b) the Non-Money Market Funds may engage in transactions in options on securities, securities indices, futures contracts and options on futures contracts.

7. Purchase securities of companies for the purpose of exercising control.

8. Purchase securities on margin, make short sales of securities, or maintain a short position, except that (a) this investment limitation shall not apply to transactions in options, futures contracts and related options, if any; and (b) each Non-Money Market Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

9. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or mineral exploration or development programs, except that (a) each Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities; and (b) each Non-Money Market Fund may enter into futures contracts and related options.

10. Make loans, except that (a) each Fund may purchase and hold debt instruments in accordance with its investment objective and policies; (b) each Fund except the Tax-Exempt Money Market Fund may enter into repurchase agreements with respect to portfolio securities; (c) each Fund except the Tax-Exempt Money Market Fund may lend portfolio securities against collateral consisting of cash or securities which is consistent with the Fund’s permitted investments and is equal at all times to at least 100% of the value of the securities loaned; and (d) the Maryland Tax-Exempt Bond, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds may invest in privately arranged loans in accordance with their investment objectives and policies.

In addition, no Money Market Fund may:

1. Knowingly invest more than 10% of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons.

2. Issue senior securities, except that, subject to the percentage limitations set forth in Investment Limitation No. 3 above, each Fund may borrow money from banks and enter into reverse repurchase agreements for temporary purposes and pledge assets in connection with any such borrowing.

Except as stated otherwise, if a percentage limitation is satisfied at the time an investment is made, a subsequent increase in that percentage resulting from a change in the value of a Fund’s portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund’s asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

As a matter of non-fundamental policy and in accordance with current regulations of the SEC, the Prime Money Market and Tax-Exempt Money Market Funds intend to subject their entire investment portfolios, other than U.S. government securities, to the 5% limitation described in Investment Limitation No. 1 above. However, in accordance with such regulations, a Fund may invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days, provided the securities are rated at the time of purchase in the highest rating category assigned by one or more Rating Agencies or are determined by the Advisor to be of comparable quality. A Fund may not hold more than one such investment at any one time.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Information on how to purchase and redeem a Fund’s Shares is included in the Prospectuses. The Distributor sells the shares of each Fund on a continuous. The Distributor has agreed to use appropriate efforts to promote the Company and to solicit orders for the purchase of the Funds’ Shares.

Purchases of Class A Shares and Class C Shares

General

Investments in Class A Shares of the Funds are subject to a front-end sales charge. Investments in Class C Shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a “contingent deferred sales charge” or “CDSC.”

Investors should read “Characteristics of Class A Shares and Class C Shares” and “Factors to Consider When Selecting Class A Shares or Class C Shares” below before deciding which class to purchase.

The Company has established several procedures to enable different types of investors to purchase Class A Shares and Class C Shares (collectively, “Retail Shares”) of the Funds. Retail Shares may be purchased by customers of financial institutions, including Mercantile-Safe Deposit and Trust Company (“MSD&T”), its affiliates and correspondent banks, and other qualified banks, savings and loan associations and broker-dealers (“financial institutions”). Retail Shares also may be purchased by individuals, corporations or other entities directly through the Company. Purchases may take place only on days on that the New York Stock Exchange (the “NYSE”) is open for business (“Business Days”). If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by the Distributor on a Business Day in accordance with the Distributor’s procedures.

The Company may authorize certain brokers to accept purchase, exchange and redemption orders on behalf of the Company with respect to Class A Shares of the Funds. Such brokers may be authorized to designate other intermediaries to accept purchase, exchange and redemption orders on behalf of the Company. In such event, the Company will be deemed to have received a purchase, exchange or redemption order when such authorized broker or designated intermediary accepts the order. Orders for the purchase, exchange or redemption of Class A Shares of the Funds accepted by any such authorized broker or designated intermediary will be effected at the Funds’ respective NAVs next determined after acceptance of such order and will not be subject to the front-end sales charge with respect to Class A Shares described in the applicable Prospectus and in this SAI.

Customers of Institutions

Retail Shares purchased by institutions on behalf of their customers will normally be held of record by the institution and beneficial ownership of such shares will be recorded by the institution and reflected in the account statements provided to its customers. The Company’s transfer agent may establish an account of record for each customer of an institution reflecting beneficial ownership of such shares. Depending on the terms of the arrangement between a particular institution and the Company’s transfer agent, confirmations of purchases and redemptions and pertinent account statements will either be sent by the Company’s transfer agent directly to a customer with a copy to the institution, or will be furnished directly to the customer by the institution. Other procedures for the purchase of Retail Shares established by institutions in connection with the requirements of their customer accounts may apply. Customers wishing to purchase Retail Shares through their institution should contact such entity directly for appropriate purchase instructions.

Applicable Sales Charge – Class A Shares

The public offering price for Class A Shares of each Fund is the sum of the NAV of the Class A Shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. A portion of the front-end sales charge may be reallowed to broker-dealers as described in the Prospectus. The appropriate reallowance to dealers will be paid by the Distributor to broker-dealer organizations that have entered into agreements with the Distributor. The reallowance to dealers may be changed from time to time.

As described in the Prospectus, the Class A Shares front-end sales charge may be waived in certain situations or for certain individuals, either because of the nature of the investor or the reduced sales effort required to attract such investments. In order to receive the sales charge waiver, an investor must explain the status of his or her investment at the time of purchase.

Computation of Offering Price – Class A Shares

The following table shows the computation of the offering price per share of each Bond and Equity Fund’ s Class A Shares, using each such Fund’s Class A Share NAV as of May 31, 2004 and the maximum front-end sales charge (2.75% for the Low Duration Bond Fund, 4.25% for the other Bond Funds and 4.75% with respect to the Equity Funds).

	Limited Maturity Bond Fund	Total Return Bond Fund	Maryland Tax- Exempt Bond Fund
NAV
Sales Charge (4.25%)
Offering Price

	Tax-Exempt Limited Maturity Bond Fund	National Tax-Exempt Bond Fund	Growth & Income Fund
NAV
Sales Charge (4.25%)
Offering Price

Low Duration Bond Fund
NAV
Sales Charge (2.75%)
Offering Price

	Equity Income Fund	Equity Growth Fund	Capital Opportunities Fund
NAV
Sales Charge (4.75%)
Offering Price

	International Equity Fund	Diversified Real Estate Fund
NAV
Sales Charge (4.75%)
Offering Price

Quantity Discounts

Investors may be entitled to reduced sales charges through Rights of Accumulation, a Letter of Intent or a combination of investments, as described below, even if the investor does not wish to make an investment of a size that would normally qualify for a quantity discount.

In order to obtain quantity discount benefits, an investor must notify the Distributor at the time of purchase that he or she would like to take advantage of any of the discount plans described below. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time and are subject to confirmation of an investor’s holdings through a check of appropriate records. For more information about quantity discounts, please contact the Distributor or your financial institution.

Rights of Accumulation. A reduced sales charge applies to any purchase of Class A Shares of any Funds where an investor’s then current aggregate investment in Class A Shares on which a sales charge has been paid is $100,000 or more. “Aggregate investment” means the total of: (a) the dollar amount of the then current purchase of Class A Shares of a Fund; and (b) the value (based on current NAV) of previously purchased and beneficially owned Class A Shares of a Fund on which a sales charge has been paid. If, for example, an investor beneficially owns Class A Shares of one or more portfolios of the Company with an aggregate current value of $99,000 on which a sales charge has been paid and subsequently purchases shares of the Fund having a current value of $1,000, the sales charge applicable to the subsequent purchase would be reduced to 3.50% of the offering price with respect to the Equity Funds and 3.00% of the offering price with respect to the Bond Funds and Money Market Funds. Similarly, with respect to each subsequent investment, all Class A Shares of Funds that are beneficially owned by the investor at the time of investment may be combined to determine the applicable sales charge.

Letter of Intent. By completing the Letter of Intent included as part of the New Account Application, an investor becomes eligible for the reduced sales charge applicable to the total number of Class A Shares purchased in a 13-month period pursuant to the terms and under the conditions set forth below and in the Letter of Intent. To compute the applicable sales charge, the offering price of Class A Shares of the Funds on which a sales charge has been paid and that are beneficially owned by an investor on the date of submission of the Letter of Intent may be used as a credit toward completion of the Letter of Intent. However, the reduced sales charge will be applied only to new purchases.

The Company’s transfer agent, will hold in escrow Class A Shares equal to 5% of the amount indicated in the Letter of Intent for payment of a higher sales charge if an investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. If purchases qualify for a further sales charge reduction, the sales charge will be adjusted to reflect the investor’s total purchases. If total purchases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales charge actually paid and the sales charge applicable to the total purchases. If such remittance is not received within 20 days, the Company’s transfer agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A Shares held in escrow to realize the difference. Signing a Letter of Intent does not bind an investor to purchase the full amount indicated at the sales charge in effect at the time of signing, but an investor must complete the intended purchase in accordance with the terms of the Letter of Intent to obtain the reduced sales charge. To apply, an investor must indicate his or her intention to do so under a Letter of Intent at the time of purchase.

Qualification for Discounts. For purposes of applying the Rights of Accumulation and Letter of Intent privileges described above, the scale of sales charges applies to the combined purchases made by any individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or the aggregate investments of a trustee or custodian of any qualified pension or profit-sharing plan established (or the aggregate investment of a trustee or other fiduciary) for the benefit of the persons listed above.

Reinvestment Privilege. Investors may reinvest all or any portion of their Class A Share redemption proceeds in Class A Shares of the Funds within 60 days of the redemption trade date without paying a sales load. Class A Shares so reinvested will be purchased at a price equal to the NAV next determined after the Company’s transfer agent receives a reinvestment request and payment in proper form.

Investors wishing to exercise this Privilege must submit a written reinvestment request to the Company’s transfer agent stating that the investor is eligible to use the Privilege. The reinvestment request and payment must be received within 60 days of the trade date of the redemption. Currently, there are no restrictions on the number of times an investor may use this Privilege.

Generally, exercising the Reinvestment Privilege will not affect the character of any gain or loss realized on redemptions for federal income tax purposes. However, if a redemption results in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules of the Code.

Applicable Sales Charge - Class C Shares

The public offering price for Class C Shares is the NAV of the Class C Shares purchased. Although investors pay no front-end sales charge on purchases of Class C Shares, such shares are subject to a 1.00% CDSC if they are redeemed within one year of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from the Distributor in connection with sales of Class C Shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class A Shares. The CDSC on Class C Shares is based on the lesser of the NAV of the Class C Shares on the redemption date or the original cost of the Class C Shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor’s Class C Shares. In addition, a CDSC will not be assessed on Class C Shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to the Distributor, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class C Shares.

Exemptions from Class C CDSCs

As described in the Prospectus, certain types of redemptions may also qualify for an exemption from the CDSCs imposed on Class C Shares. In order to obtain this waiver, an investor must explain the status of his or her redemption at the time the Class C Shares are sold.

Characteristics of Retail Shares

The primary difference among Class A Shares and Class C Shares lies in their sales charge structures and distribution/servicing expenses. An investor should understand that the purpose and function of the sales charge structures and distribution/servicing arrangements for Class A Shares and Class C Shares are the same.

Class A Shares are sold at their NAV plus a front-end sales charge of up to 4.75% with respect to the Equity Funds, 2.75% with respect to the Low Duration Bond Fund and up to 4.25% with respect to the other Bond Funds. This front-end sales charge may be reduced or waived in some cases. See the Prospectus and “Applicable Sales Charges — Class A Shares” and “Quantity Discounts” above. Class A Shares are currently subject to ongoing distribution and servicing fees at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to its Class A Shares, comprised of up to 0.25% for distribution expenses and up to 0.25% for services, as defined by NASD.

Class C Shares of the Funds are sold at NAV without an initial sales charge. Normally, however, a 1.00% CDSC is paid if the shares are redeemed within one year of purchase. See the Prospectus and “Applicable Sales Charges—Class C Shares” above. Class C Shares of the Funds are currently subject to ongoing distribution and servicing fees at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to its Class C Shares, comprised of up to 0.75% for distribution expenses and up to 0.25% for services, as defined by NASD. These ongoing fees, which are higher than those charged on Class A Shares, will cause Class C Shares to have a higher expense ratio and pay lower dividends than Class A Shares.

Class C Shares will have a higher expense ratio and pay lower dividends than Class A Shares for an indefinite period beginning from the date of purchase.

Factors to Consider When Selecting a Retail Share Class

Investors deciding whether to purchase Retail Shares of the Funds should consider whether, during the anticipated periods of their investments in a Fund, the accumulated distribution and shareholder servicing fees and potential CDSC on Class C Shares would be less than the initial sales charge (Non-Money Market Funds only) and accumulated distribution and shareholder servicing fees on Class A Shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Class A Shares. In this regard, to the extent that the sales charge for Class A Shares of the Non-Money Market Funds is waived or reduced by one of the methods described above, investments in Class A Shares of these Funds become more desirable.

Although Class A Shares are subject to distribution and servicing fees as described above, they are not subject to the higher distribution and servicing fees applicable to Class C Shares. For this reason, Class A Shares can be expected to pay correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, purchasers of Class A Shares (that do not qualify for exemptions from or reductions in the initial sales charge) would have less of their purchase price initially invested in the Funds than purchasers of Class C Shares.

As described above, purchasers of Class C Shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by Class C Shares. Because a Fund’s future returns cannot be predicted, there can be no assurance that this will be the case. Holders of Class C Shares, however, would own shares that are subject to a CDSC of up to 3.00% or 1.00%, respectively, upon redemption, depending upon the year of redemption. Investors expecting to redeem during the applicable period should compare the cost of the CDSC plus the aggregate distribution and servicing fees on Class C Shares to the cost of the initial sales charge and servicing and distribution fees on Class A Shares. Over time, the expense of the annual distribution and servicing fees on the Class C Shares may equal or exceed the initial sales charge and annual servicing and distribution fees applicable to Class A Shares. For example, if NAV remains constant, the aggregate distribution and servicing fees with respect to Class C Shares of the Funds would equal or exceed the initial sales charge and aggregate servicing and distribution fees of Class A Shares approximately eight years after the purchase. Because Class C Shares are subject to higher distribution and servicing fees for an indefinite period, a holder of Class C Shares may end up paying more over time than holders of Class A Shares.

Additional Information About Redemptions

If any portion of Fund Shares to be redeemed represents an investment made by check, the Funds may delay the payment of the redemption proceeds until the Funds’ transfer agent is reasonably satisfied that the check has been collected, which could take up to fifteen days from the purchase date. This procedure does not apply to Shares purchased by money order or wire payment. During the period prior to the time Fund Shares are redeemed, dividends on such Shares will accrue and be payable.

In addition to the situations described in the Prospectuses, the Company may redeem Fund Shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for Fund Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder that is applicable to Fund Shares as provided in the Prospectuses from time to time.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which an emergency (as determined by the SEC) exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Funds may also suspend or postpone the recordation of the transfer of their Shares upon the occurrence of any of the foregoing conditions.)

The Company reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase of Shares by making payment in whole or in part in readily marketable securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund’s NAV (a “redemption in-kind”). If payment is made in securities, a shareholder may incur transaction costs in converting the securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Company is obligated to redeem Shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

NET ASSET VALUE

All Funds

The NAV of a particular Class of Shares is calculated separately by dividing the total value of the assets belonging to the Fund allocable to such Class, less the liabilities of the Fund allocable to such Class, by the number of outstanding shares of such Class. “Assets belonging to” a Fund consist of the consideration received upon the issuance of shares of the particular Fund together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular investment portfolio. Assets belonging to a particular Fund are reduced by the direct liabilities of that Fund and by a share of the general liabilities of the Company allocated daily in proportion to the relative NAVs of all of the Funds at the time of allocation. In addition, liabilities directly attributable to a series of a Fund are charged to that series. Subject to the provisions of the Company’s Articles of Incorporation, determinations by the Board as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a particular Fund or series thereof are conclusive.

Money Market Funds — Use of Amortized Cost Method

The Company uses the amortized cost method of valuation to value each Money Market Fund’s portfolio securities. Pursuant to this method, an instrument is initially valued at cost and, thereafter, a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Money Market Fund would receive if it sold the instrument. The market value of portfolio securities held by a Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

In connection with its use of amortized cost valuation, the Company limits the dollar-weighted average maturity of each Money Market Fund’s portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 397 days (with certain exceptions). The Board has also established procedures that are intended to stabilize the NAV of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Directors deem appropriate, of the extent, if any, to which the NAV of each Money Market Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind;

reducing the number of outstanding shares without monetary consideration; or utilizing a NAV determined by using available market quotations.

Non-Money Market Funds

The Equity Funds’ investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board. A security that is primarily traded on a domestic securities exchange (including securities traded through the Nasdaq National Market System) is valued at the last price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occurrence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Board. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the closing price of the primary exchange for which the security is traded.

The Bond Funds’ investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board. Portfolio securities for which market quotations are readily available (other than securities with remaining maturities of 60 days or less) are valued at the mean of the most recent bid and asked prices.

For each Non-Money Market Fund, market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board, which may rely on matrix pricing systems, electronic data processing techniques, and/or quoted bid and asked prices provided by investment dealers. Short-term investments that mature in 60 days or less are valued at amortized cost unless the Board determines that this does not constitute fair value.

BISYS Fund Services Ohio, Inc., the Company’s fund accountant (“BISYS Ohio”), has retained ITG Inc. to provide fair valuation services for the International Equity Fund with respect to significant market movements after the close of the foreign markets on which the Fund’s portfolio securities are traded. The ITG Fair Value Model (“FVM”) uses an evaluation methodology to provide fair value adjustments for international securities. This methodology consists of collecting the market information signaled by the U.S. stock market between the closing time of a foreign market and 4:00 p.m. Eastern Time and evaluating such information to determine whether to fair value a particular portfolio security held by the Fund.

ADDITIONAL INFORMATION CONCERNING TAXES

Information set forth in the Prospectuses that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Funds. The following is only a summary of certain additional tax considerations generally affecting each

Fund and its shareholders that are not described in the Prospectuses. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders and the discussions here and in each Fund’s prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of the Funds are urged to consult their tax advisers with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment under the Code (including, for example, insurance companies, banks and tax-exempt organizations). In addition, the tax discussion in the Prospectuses and this SAI is based on tax law in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

Qualification as a Regulated Investment Company

Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If a Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss that can be used to offset capital gains in such future years. As explained below, however, such carryforwards are subject to limitations on availability. Under Code Sections 382 and 383, if a Fund has an “ownership change,” then the Fund’s use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the NAV of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the “IRS”)) in effect for the month in which the ownership change occurs (the rate for July 2004 is 4.72%). The Funds will use their best efforts to avoid having an ownership change. However, because of circumstances that may be beyond the control or knowledge of a Fund, there can be no assurance that a Fund will not have, or has not already had, an ownership change. If a Fund has or has had an ownership change, then the Fund will be subject to federal income taxes on any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards unless distributed by the Fund. Any distributions of such capital gain net income will be taxable to shareholders as described under “Fund Distributions” below. The following table summarizes the approximate capital loss carryforwards for the applicable Funds as of May 31, 2004.

Fund	Approximate Capital Loss Carryforward	Year of Expiration
Prime Money Market	$34,920	2005 through 2006
Government Money Market	2,291	2008 through 2010
Tax-Exempt Money Market	71,126	2006 through 2012
Growth & Income	16,346,075	2010 through 2012
Equity Income	3,491,270	2011 through 2012
Equity Growth	29,964,697	2010 through 2012
Capital Opportunities	2,632,228	2011
International Equity	7,948,668	2010 through 2011
Maryland Tax-Exempt Bond	790,192	2008 through 2012
Tax-Exempt Limited Maturity Bond	561,864	2009 through 2012
Limited Maturity Bond	730,780	2011 through 2012
Low Duration Bond	57,241	2012
Total Return Bond	956,978	2012
National Tax-Exempt Bond	1,570,843	2012

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the “Income Requirement”).

In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales “against the box.” However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), generally will be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the expected return is attributable to the time value of a Fund’s net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code;

(3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of such gain that is treated as ordinary income generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the applicable federal rate, reduced by the sum of: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g), among other amounts. However, if a Fund has a built-in loss with respect to a position that becomes a part of a conversion transaction, the character of such loss will be preserved upon a subsequent disposition or termination of the position. No authority exists that indicates that the character of the income treated as ordinary under this rule will not pass through to the Funds’ shareholders.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected (as applicable, depending on the type of the Fund involved) if (1) the asset is used to close a “short sale” (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a “straddle” (which term generally excludes a situation where the asset is stock and Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as “Section 1256 Contracts.” Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer’s obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a “mixed straddle” with other investments of the Fund that are not Section 1256 Contracts.

A Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Treasury Regulations provide, in general, that the net income or net deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars) that are recognized from that contract for the taxable year. No portion of a payment by a party to a notional principal contract is recognized prior to the first year to which any portion of a payment by the counterparty relates. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor, or collar is recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or under an alternative method provided in Treasury Regulations).

A Fund may purchase securities of certain foreign investment funds or trusts that constitute passive foreign investment companies (“PFICs”) for federal income tax purposes. If a Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualified electing fund (a “QEF”), in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC’s ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC’s net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, a Fund that invests in stock of a PFIC may make a mark-to-market election with respect to such stock. Pursuant to such election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over the Fund’s adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of the stock at the end of a given taxable year, such excess will be deductible as ordinary loss in an amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. Under Treasury Regulations, solely for purposes of Code Sections 1291 — 1298, the Fund’s holding period with respect to its PFIC stock subject to the election will commence on the first day of the first taxable year beginning after the last taxable year for which the mark-to-market election applied. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

Finally, if a Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon the sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund’s holding period of its interest in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund’s gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to its shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will be taxable to the shareholders as an ordinary income dividend.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to the PFIC mark-to-market election) incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government, such as the Federal Agricultural Mortgage Corporation, the Federal Farm Credit System Financial Assistance Corporation, FHLB, FHLMC, FNMA, GNMA and SLMA, are treated as U.S. government securities.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders and such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for: (i) the dividends-received deduction, in the case of corporate shareholders; or (ii) treatment as “qualified dividend income,” in the case of noncorporate shareholders.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, with respect to capital gain net income, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of calculating the excise tax, a regulated investment company: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon the actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, includes such gains and losses in determining the company’s ordinary taxable income for the succeeding calendar year).

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for federal income tax purposes and may be taxable to non-corporate shareholders as long-term capital gains (a “qualified dividend”), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from a Fund that are qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by the Fund are less than 95% of the Fund’s gross income (as specially computed), the portion of dividends received from the Fund that constitute qualified dividends will be designated by the Fund and cannot exceed the ratio that the qualified dividends received by the Fund bears to its gross income. If the aggregate qualified dividends received by the Fund equal at least 95% of its gross income, then all of the dividends received from the Fund will constitute qualified dividends.

No dividend will constitute a qualified dividend (1) if it has been paid with respect to any share of stock that the Fund has held for less than 61 days (181 days, in the case of certain preferred stock) during the 121-day period (366-day period, in the case of certain preferred stock) beginning on the date that is 60 days (90 days, in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code section 246(c), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) if the noncorporate shareholder fails to meet the holding period requirements set forth in (1) with respect to its shares in the Fund to which the dividend is attributable; or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Dividends received by a Fund from a foreign corporation will be qualified dividends if (1) the stock with respect to which the dividend is paid is readily tradable on an established securities market in the U.S., (2) the foreign corporation is incorporated in a possession of the U.S. or (3) the foreign corporation is eligible for the benefits of a comprehensive income tax treaty with the U.S. that includes an exchange of information program (and that the Treasury Department determines to be satisfactory for these purposes). The Treasury Department has issued guidance identifying which treaties are satisfactory for these purposes. Notwithstanding the above, dividends received from (1) passive foreign investment companies, (2) foreign personal holding companies and (3) foreign investment companies will not constitute qualified dividends.

Distributions attributable to dividends received by a Fund from domestic corporations will qualify for the 70% dividends-received deduction (“DRD”) for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by a Fund will not and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the DRD. In general, dividends paid on the various Funds’ share classes are calculated at the same time and in the same manner. In general, dividends may differ among classes as a result of differences in distribution expenses and other class specific expenses.

Ordinary income dividends paid by a Fund with respect to a taxable year may qualify for the 70% DRD generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of dividends received by the Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period (180-day period in the case of certain preferred stock) beginning on the date that is 45 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose under the rules of Code Section 246(c) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b), which in general limits the DRD to 70% of the shareholder’s taxable income (determined without regard to the DRD and certain other items).

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Fund’s disposition of domestic qualified “small business” stock will be subject to tax.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Each of the Tax-Exempt funds intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Tax-Exempt Fund’s taxable year at least 50% of its total assets consists of tax-exempt municipal obligations. Distributions from a Tax-Exempt Fund will constitute exempt-interest dividends to the extent of such Fund’s tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Tax-Exempt Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (“AMT”) in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Tax-Exempt Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

AMT is imposed in addition to, but only to the extent it exceeds, the regular income tax and is computed at a maximum marginal rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer’s alternative minimum taxable income (“AMTI”) over an exemption amount. Exempt-interest dividends derived from certain “private activity” municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer’s adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. For purposes of the corporate AMT, the corporate DRD is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation’s AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a DRD) in determining their adjusted current earnings.

Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income and subject to federal income tax. Further, a shareholder of a Tax-Exempt Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of a Tax-Exempt Fund. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by a Tax-Exempt Fund will likely be subject to tax on dividends paid by the Tax-Exempt Fund that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own advisers as to such consequences.

Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to pass through to the Fund’s shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credit rules.

Distributions by a Fund that do not constitute ordinary income dividends, qualified dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of a Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on ordinary income dividends, qualified dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or is an “exempt recipient” (such as a corporation).

Sale or Redemption of Shares

The Money Market Funds seek to maintain a stable NAV of $1.00 per share; however, there can be no assurance that the Money Market Funds will do this. If the NAV of a Money Market Fund varies from $1.00 per share and, for all the Funds other than the Money Market Funds, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund (including an exchange of shares of a Fund for shares of another Fund) in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the same Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non corporate taxpayer, $3,000 of ordinary income.

If a shareholder (1) incurs a sales load in acquiring shares of a Fund, (2) disposes of such shares less than 91 days after they are acquired and (3) subsequently acquires shares of the Fund or another Fund at a reduced sales load pursuant to a right acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on such shares but shall be treated as incurred on the acquisition of the subsequently acquired shares.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to such foreign shareholder will be subject to U.S. withholding tax at the applicable rate (or lower applicable treaty rate) upon the gross amount of the dividend.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, a Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Effect of Future Legislation, Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, qualified dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

MANAGEMENT OF THE COMPANY

Directors and Officers

The business and affairs of the Company are managed under the general supervision of the Board in accordance with the laws of the State of Maryland and the Company’s Charter and Bylaws. Information pertaining to the directors and officers of the Company is set forth below. A Director who is deemed to be an “interested person” (as defined in the 1940 Act) of the Company is referred to as an “Interested Director.” A Director who is not deemed to be an “interested person” of the Company is referred to as an “Independent Director.”

Each Director oversees 23 funds in the Mercantile Funds complex, comprised of the 20 Funds offered by the Company and three privately-offered pooled investment vehicles advised by MCA: Mercantile Alternative Strategies Fund LLC, Mercantile Absolute Return Fund LLC and Mercantile Long-Short Manager Fund LLC.

Each Director and Officer may be contacted by writing to the Director or Officer, c/o Mercantile Funds, Inc., Two Hopkins Plaza, Baltimore, Maryland 21201, Attn: Funds Administration. Each Director holds office until (i) the annual meeting next after his election and until his successor shall have been duly elected and qualified; (ii) he shall have resigned; or (iii) he is removed by the Company’s shareholders in accordance with the Company’s Bylaws. Each officer holds office for one year and until his successor shall have been elected and qualified.

Name and Age	Position(s) Held with Company	Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships [1]

INTERESTED DIRECTOR

Decatur H. Miller [2] Age 72	Director	Since 1989	Retired.	None.

INDEPENDENT DIRECTORS

Edward D. Miller Age 61	Director	Since 1998	Dean/Chief Executive Officer, Johns Hopkins Medicine; Chairman, Department of Anesthesiology and Critical Care Medicine, Johns Hopkins University.	Millennium Pharmaceuticals, IDDS.

Name and Age	Position(s) Held with Company	Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships [1]

John R. Murphy Age 70	Director	Since 1994	Vice Chairman, National Geographic Society.	Omnicom Group, Inc. (media and marketing services), SIRSI Corp. (library software and services), Chairman of the Board, eMotion, Inc. (digital media management software and services).

George R. Packard III Age 72	Director	Since 1989	President, U.S. - Japan Foundation.	None.

L. White Matthews, III Age 58	Director	Since 2003	Retired since 2001; Executive Vice President and Chief Financial Officer, Ecolab, Inc. (cleaning products and services), 1999 to 2001.	Matrixx Initiatives, Inc. (pharmaceuticals), Imation Corp. (data storage products), Nortrax Inc. (construction and forestry equipment sales).

OFFICERS

Name and Age	Position Held with Company	Length of Time Served	Principal Occupation(s) During Past 5 Years

Kevin A. McCreadie Age 44	President	Since 2004 (formerly Executive Vice President, from 2003 to 2004)	CFA; President, MCA since 2004; Chief Investment Officer, MSD&T since 2002; Chief Investment Officer, MCA since 2002; Partner, Brown Investment Advisory & Trust Company from 1999 to 2002.

Cornelia H. McKenna Age 37	Vice President	Since 2002	Vice President, MCA.

Bonnie C. Railey Age 41	Treasurer	Since 2002	Vice President, MCA since 2002; Manager, Controlling Group Global Funds Administration, Deutsche Banc Alex. Brown from 2001 to 2002; Compliance Officer, Global Funds Administration, Deutsche Banc Alex. Brown from 1999 to 2001.

Edward J. Veilleux Age 61	Assistant Vice President	Since 2004	President, EJV Financial Services (consulting) since 2002; Vice President, ISI Funds; Vice President and Secretary, Swiss Helvetia Funds; Director, Deutsche Asset Management (“DeAM”) from 2000 to 20002; Director, Maryland School for the Blind since 2001.

Jennifer E. Vollmer Age 32	Secretary	Since 2002	Counsel and Vice President, MCA since 2001; Associate, DeAM from 1999 to 2001.

1.	Directorships of companies that are required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

[2].	Mr. Miller is considered to be an Interested Director because he and his wife are co-trustees of a trust for which MSD&T also acts as co-trustee and of which his wife is the sole beneficiary.

Standing Board Committees

The Board has established two committees: the Audit and Nominating and Compensation Committees.

The Audit Committee annually considers the engagement and compensation of the Company’s independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of the Company’s financial statements. The Audit Committee met four times during the fiscal year ended May 31, 2004. The Audit Committee consists of the four Independent Directors (Messrs. Matthews, Edward D. Miller, Murphy and Packard).

The Nominating and Compensation Committee is responsible for the selection and nomination of candidates for appointment or election to serve as directors. The Nominating and Compensation Committee consists of three Independent Directors (Messrs. Edward D. Miller, Murphy and Packard). There was one meeting of the Nominating and Compensation Committee during the fiscal year ended May 31, 2004. The Nominating and Compensation Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Company’s Secretary.

Director Ownership of Fund Shares

The following table shows the dollar range of Class A, Class C and Institutional Shares of the Funds beneficially owned by each Director as of May 31, 2004.

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds in the Company Overseen by Director

INDEPENDENT DIRECTORS

L. White Matthews, III	None	None

Edward D. Miller, M.D.	Growth & Income Fund: Over $100,000	Over $100,000

John R. Murphy	None	None

George R. Packard, III	None	None

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds in the Company Overseen by Director

INTERESTED DIRECTOR

Decatur H. Miller	Prime Money Market Fund $1 - $10,000	$50,000 - $100,000

Growth & Income Fund: $50,000 - $100,000

International Equity Fund $10,001 - $50,000

As of May 31, 2004, the Directors and officers of the Company, as a group, owned less than 1% of its outstanding shares.

Board Compensation

Each Director receives an annual fee of $9,500, $2,000 for each in-person Board meeting attended, $1,000 for each in-person Board Committee meeting attended, $1,000 for each telephonic Board or Board Committee meeting attended, and reimbursement for expenses incurred as a Director. Additionally, the Chairman of the Board receives an additional annual fee of $7,500 for his services in such capacity. For the fiscal year ended May 31, 2004, the Company paid or accrued for the account of its Directors as a group, for services in all capacities, a total of $130,806.

The following table provides certain information about the fees received by the Directors for their services as members of the Board for the fiscal year ended May 31, 2004:

Director	Total Compensation from the Company Paid to Directors	Total Compensation from the Company and Fund Complex [1] Paid to Directors
Leslie B. Disharoon [2]	$24,198	$37,281
Decatur H. Miller	18,500	32,458
Edward D. Miller, M.D.	22,500	40,458
John R. Murphy	21,027	38,985
L. White Matthews, III	23,081	36,081
George R. Packard, III	21,500	41,458

[1]	The “Fund Complex” consists of the Company and three privately-offered pooled investment vehicles advised by MCA: Mercantile Alternative Strategies Fund LLC, Mercantile Absolute Return Fund LLC and Mercantile Long-Short Manager Fund LLC.

[2]	Mr. Disharoon resigned as a Director as of February 20, 2004.

Codes of Ethics

The Company, MCA and each Sub-Adviser have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act that permit investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Funds, for their own accounts. The Codes of Ethics are on public file with, and are available from, the SEC’s Reference Room in Washington, D.C.

Proxy Voting Policy and Procedures

The Company has contractually delegated, subject to Board oversight, the responsibility for voting proxies relating to portfolio securities held by a Fund to MCA or, if MCA has delegated portfolio management responsibilities to one or more Sub-Advisers, to the Fund’s respective Sub-Advisers. The Company has delegated proxy voting to MCA and the Sub-Advisers, as appropriate, with the direction that proxies should be voted in a manner consistent with the best interests of a Fund and its shareholders. MCA and each Sub-Adviser has adopted its own proxy voting policies and procedures for this purpose. These policies and procedures include specific provisions to resolve conflicts of interest that may arise between the interests of a Fund and an Adviser and its affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

Information (if any) regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Company’s website at http://www.mercantilemutualfunds.com and (ii) on the SEC’s website at http://www.sec.gov.

ADVISORY AND OTHER SERVICES

The Advisory Agreement

MCA serves as investment adviser to the Funds pursuant to an Advisory Agreement dated July 24, 1998, amended through January 30, 2004 between the Company and MSD&T. On May 11, 2001, MCA assumed all of MSD&T’s rights and obligations under the Advisory Agreement.

In its capacity as investment adviser, MCA is entitled to advisory fees from the Funds that are calculated daily and paid monthly at annual rates, as shown in the following table.

Fund	Advisory Fee
Prime Money Market Government Money Market Tax-Exempt Money Market	0.25% of the first $1 billion of each Fund’s average daily net assets plus 0.20% of each Fund’s average daily net assets in excess of $1 billion

Limited Maturity Bond Total Return Bond	0.35% of the first $1 billion of each Fund’s average daily net assets plus 0.20% of each Fund’s average daily net assets in excess of $1 billion

Fund	Advisory Fee

Low Duration Bond	0.30% of the first $1 billion of the Fund’s average daily net assets plus 0.20% of such Fund’s average daily net assets in excess of $1 billion during the preceding month

Maryland Tax-Exempt Bond Tax-Exempt Limited Maturity Bond National Tax-Exempt Bond	0.50% of the first $1 billion of each Fund’s average daily net assets plus 0.25% of each Fund’s average daily net assets in excess of $1 billion

Growth & Income Equity Income Equity Growth	0.60% of the first $1 billion of each Fund’s average daily net assets plus 0.40% of each Fund’s average daily net assets in excess of $1 billion

Capital Opportunities	1.30% of the first $1 billion of the Fund’s average daily net assets plus 1.20% of the Fund’s average daily net assets in excess of $1 billion

International Equity	1.22% of the first $1 billion of the Fund’s average daily net assets plus 1.10% of the Fund’s average daily net assets in excess of $1 billion

Diversified Real Estate	0.80% of the first $1 billion of the Fund’s average daily net assets plus 0.60% of the Fund’s average daily net assets in excess of $1 billion

For the fiscal years ended May 31, 2004, May 31, 2003, and May 31, 2002, the Funds paid advisory fees, net of waivers, to MCA as follows:

Fund	2004		2003	2002
Prime Money Market	$1,470,747		$1,485,610	$1,543,951
Government Money Market	889,224		884,896	969,082
Tax-Exempt Money Market	615,471		530,380	515,402
Limited Maturity Bond	506,350		458,913	378,339
Total Return Bond	392,485		378,496	283,026
Low Duration Bond	12,876	*	N/A	N/A
Maryland Tax-Exempt Bond	147,547		127,222	87,808
Tax-Exempt Limited Maturity Bond	418,352		250,217	174,338
National Tax-Exempt Bond	479,973		503,676	432,418
Growth & Income	2,612,013		1,924,835	2,035,657
Equity Income	450,145		457,274	486,009
Equity Growth	127,724		109,621	276,009
Capital Opportunities	1,260,145		377,394	308,701
International Equity	1,982,089		612,249	824,847
Diversified Real Estate	1,073,396		441,162	245,057

*	For the period October 31, 2003 (commencement of operations) through May 31, 2004.

For the fiscal years ended May 31, 2004, May 31, 2003 and May 31, 2002, MCA waived advisory fees as follows:

Fund	2004		2003	2002
Prime Money Market	$327,701		$308,904	$134,257
Government Money Market	174,823		184,004	132,148
Tax-Exempt Money Market	154,611		151,331	70,282
Limited Maturity Bond	118,020		112,536	150,501
Total Return Bond	117,023		108,062	155,289
Low Duration Bond	18,133	*	N/A	N/A
Maryland Tax-Exempt Bond	177,013		169,354	146,791
Tax-Exempt Limited Maturity Bond	288,621		219,639	221,885
National Tax-Exempt Bond	312,667		361,669	468,452
Growth & Income	118,182		176,620	457,995
Equity Income	65,241		78,402	128,988
Equity Growth	69,828		72,192	77,401
Capital Opportunities	341,113		141,002	82,377
International Equity	720,329		481,097	226,389
Diversified Real Estate	None		19,887	15,403

*	For the period October 31, 2003 (commencement of operations) through May 31, 2004.

Sub-Advisory Agreements

BWAM provides sub-advisory services to the Limited Maturity Bond, Total Return Bond and Low Duration Bond Funds pursuant to a Sub-Advisory Agreement with MCA dated July 31, 2003.

Until April 30, 2003, Delaware had provided sub-advisory services to the Capital Opportunities Fund pursuant to a Sub-Advisory Agreement with MSD&T dated July 5, 2000 (the “Original Delaware Agreement”). Due to an administrative lapse, the Original Delaware Agreement terminated on April 30, 2003. On August 8, 2003, the Board approved an Interim Sub-Advisory Agreement and a New Sub-Advisory Agreement between MCA and Delaware with respect to the Fund. The New Sub-Advisory Agreement became effective on October 10, 2003, the date that the Fund’s shareholders approved it, and will continue for two years and, if not terminated, for successive one-year terms provided its continuance is approved by the Board, in accordance with the 1940 Act.

MS Investment Management and Julius Baer provide sub-advisory services to the International Equity Fund pursuant to separate Sub-Advisory Agreements with MSD&T dated April 27, 2001. On May 11, 2001, MCA assumed all of MSD&T’s rights and obligations under the Advisory Agreement and each Sub-Advisory Agreement.

MCA has agreed to pay each Sub-Adviser fees, computed daily and paid quarterly, at the annual rates described in the following table. MCA pays these sub-advisory fees from its own assets; the fees are not an additional expense of the respective Funds. MCA and each Sub-Adviser have agreed to pay all expenses that they incur in connection with their respective activities.

Fund	Sub-Adviser	Sub-Advisory Fee

Limited Maturity Bond	BWAM	0.075% of the Funds’ average daily net assets

Total Return Bond	BWAM	0.075% of the Funds’ average daily net assets

Low Duration Bond	BWAM	0.30% of the first $1 billion of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1 billion during the preceding month

Capital Opportunities	Delaware	0.70% of the first $1 billion of the Fund’s average daily net assets and 0.60% of the Fund’s average daily net assets in excess of $1 billion

International Equity	MS Investment Management	0.80% of the first $25 million of the average daily net assets of the Fund managed by MS Investment Management; 0.60% of the next $25 million of such assets; 0.50% of the next $25 million of such; 0.40% of such assets in excess of $75 million

International Equity	Julius Baer	0.80% of the first $20 million of the Fund’s average daily net assets managed by Julius Baer; 0.60% of the next $60 million of such assets; 0.50% of the next $60 million of such assets; 0.40% of such assets in excess of $100 million

The following table shows the amounts that MCA has paid the Sub-Advisers for the fiscal years ended May 31, 2004, May 31, 2003 and May 31, 2002.

Fund	Sub-Adviser	2004			2003		2002
		Paid		Waived	Paid	Waived	Paid	Waived
Limited Maturity	BWAM	$90,029		$21,573	N/A	N/A	N/A	N/A
Total Return Bond	BWAM	69,380		21,473	N/A	N/A	N/A	N/A
Low Duration Bond	BWAM	6,467	*	11,887	N/A	N/A	N/A	N/A
Capital Opportunities	Delaware	795,409		65,708	241,422	39,778	190,476	20,104
International Equity	MS Investment Management	802,089		None	416,958	0	201,003	0
International Equity	Julius Baer	410,607		None	404,953	0	191,058	0

*	For the period October 31, 2003 (commencement of operations) through May 31, 2004.

In accordance with MCA’s agreement to reimburse the Fund an amount equal to the fee paid to Delaware from April 30, 2003 to October 31, 2003, the date that Fund shareholders approved the New Sub-Advisory Agreement, less Delaware’s costs for providing sub-advisory services during that period, MCA paid $             to the Fund for this period.

General Information about the Investment Advisory and Sub-Advisory Agreements

Unless sooner terminated, the Advisory Agreement will continue in effect through July 31, 2005, the New Sub-Advisory Agreement with respect to the Capital Opportunities Fund will continue in effect through October 10, 2005, the Sub-Advisory Agreements with respect to the Limited Maturity Bond, Total Return Bond and Low Duration Bond Funds will continue in effect through July 31, 2005 and each Sub-Advisory Agreement with respect to the International Equity Fund will continue in effect until July 31, 2005. The Advisory Agreement and each Sub-Advisory Agreement will continue from year to year after its anticipated termination date if such continuance is approved at least annually by the Board or by the affirmative vote of a majority of the outstanding shares of the affected Fund or Funds, provided that in either event such Agreement’s continuance also is approved by a majority of the Directors who are not parties to such Agreement, or “interested persons” (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement and each Sub-Advisory Agreement may be terminated by the Company or MCA (or a Sub-Adviser in the case of a Sub-Advisory Agreement) on 60 days’ written notice, and will terminate immediately in the event of its assignment. Upon termination of the Advisory Agreement, the Company would be required, at the request of MCA, to change its name to a name not including “M.S.D. & T.”, “Mercantile-Safe Deposit and Trust Company,” “Mercantile Capital Advisors, Inc.” or “Mercantile.”

Board Approval of Investment Advisory and Sub-Advisory Agreements

Advisory Agreement

At a meeting held on May 21, 2004, the Board, including the Independent Directors, approved the continuation of the Company’s Advisory Agreement with MCA with respect to each Fund for an additional one-year period. In connection with such approval, the Directors considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of MCA’s services provided to each Fund and MCA’s experience and qualifications. Among other items, the directors also reviewed and considered: (1) a report showing the Morningstar risk-adjusted ratings for each of the Funds for various periods ended March 31, 2004; (2) a report comparing: (i) the investment performance of each Non-Money Market Fund for various periods ended March 31, 2004 with the applicable Morningstar and Lipper performance universe averages (e.g., the Lipper Large Cap Core Equity Funds average) and (ii) the investment performance of each Money Market Fund for various periods ended March 31, 2004 with the applicable money market universe average published by IBC Money Fund Report; (3) a report comparing the proposed fiscal year 2004 advisory/administration fees and total expense ratio (before and after waivers) of each Fund with its representative Lipper groups in the All Funds, Institutional Funds and Bank Institutional Funds with assets under $500 million categories; (4) a report on the advisory fee breakpoints of each Fund; and (5) a report on MCA’s profitability related to providing advisory services to the Company after taking into account (i) advisory fees, administration fees and any other benefits realized by MCA or any of its affiliates as a result of MCA’s role as advisor for the Company, and (ii) the direct and indirect expenses incurred by MCA in providing such advisory services to the Company. The Board also considered a report on the brokerage allocation for the Equity Funds for the calendar year 2003.

After discussion, the Board concluded that MCA had the capabilities, resources and personnel necessary to manage the Company. The Board also concluded that based on the services that MCA would provide to the Company under the Advisory Agreement and the expenses incurred by MCA in the performance of such services, the compensation to be paid to MCA was fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board concluded unanimously that it was in the best interests of the Funds to continue the Advisory Agreement with MCA for an additional one-year period.

Particular Findings

With respect to the Growth & Income Fund, the Board compared the Fund’s 0.60% annual advisory fee to comparable fees charged to an independently-selected peer group of 299 large-cap core institutional or no-load mutual funds and considered the fact that the fee was lower than the 0.618% average fee. The Board also compared the Fund’s total annual expense ratio of 0.80% to the peer group average of 1.17% and considered the fact that MCA was willing to waive its fees and reimburse expenses if the Fund’s expenses exceeded 0.78% through May 31, 2005. The Board then compared the Fund’s performance for the three-months, one-year, three-years, five-years and ten-years ended March 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund outperformed the average performance of the peer group for the three-months, three-year, five-year and ten-year periods.

Having concluded that: (1) the Growth & Income Fund’s advisory fees were within the range of fees charged to comparable mutual funds; (2) MCA’s willingness to limit the Fund’s expense ratio through May 31, 2005 would provide stability to the Fund’s expenses during that period; and (3) the Fund had outperformed its peers during the past three-months, three-year, five-year and ten-year periods; the Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Agreement with respect to this Fund.

With respect to the Equity Income Fund, the Board compared the Fund’s 0.60% annual advisory fee to comparable fees charged to an independently-selected peer group of 52 equity income institutional or no-load mutual funds and considered the fact that the fee was lower than the 0.63% average fee. The Board also compared the Fund’s total annual expense ratio of 0.86% to the peer group average of 1.09% and considered the fact that MCA was willing to waive its fees and reimburse expenses if the Fund’s expenses exceeded 0.78% through May 31, 2005. The Board then compared the Fund’s performance for the three-months, one-year, three-years, five-years and ten-years ended March 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund outperformed the average performance of the peer group for none of the periods.

Having concluded that: (1) the Equity Income Fund’s advisory fees were within the range of fees charged to comparable mutual funds; and (2) MCA’s willingness to limit the Fund’s expense ratio through May 31, 2005 would provide stability to the Fund’s expenses during that period; the Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Agreement with respect to this Fund.

With respect to the Equity Growth Fund, the Board compared the Fund’s 0.60% annual advisory fee to comparable fees charged to an independently-selected peer group of 173 large-cap growth institutional or no-load mutual funds and considered the fact that the fee was lower than the 0.71% average fee. The Board also compared the Fund’s total annual expense ratio of 0.99% to the peer group average of 1.44% and considered the fact that MCA was willing to waive its fees and reimburse expenses if the Fund’s expenses exceeded 0.78% through May 31, 2005. The Board then compared the Fund’s performance for the three-months, one-year, three-years, and five-years ended March 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund outperformed the average performance of the peer group for the three-months and one-year periods.

Having concluded that: (1) the Equity Growth Fund’s advisory fees were within the range of fees charged to comparable mutual funds; (2) MCA’s willingness to limit the Fund’s expense ratio through May 31, 2005 would provide stability to the Fund’s expenses during that period; and (3) the Fund had outperformed its peers during the past three-months and one-year periods; the Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Agreement with respect to this Fund.

With respect to the Capital Opportunities Fund, the Board compared the Fund’s 1.30% annual advisory fee to comparable fees charged to an independently-selected peer group of 187 small-cap blend institutional or no-load mutual funds and considered the fact that the fee was higher than the 0.80% average fee. The Board also compared the Fund’s total annual expense ratio of 1.54% to the peer group average of 1.52% and considered the fact that MCA was willing to waive its fees and reimburse expenses if the Fund’s expenses exceeded 1.28% through May 31, 2005. The Board then compared the Fund’s performance for the three-months, one-year, and three-years ended March 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund outperformed the average performance of the peer group for the three-months and three-year periods.

Having concluded that: (1) the Capital Opportunities Fund’s total annual expense ratio was within the range of expenses incurred by comparable mutual funds; (2) MCA’s willingness to limit the Fund’s expense ratio through May 31, 2005 would provide stability to the Fund’s expenses during that period; and (3) the Fund had outperformed its peers during the past three-months and three-year periods; the Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Agreement with respect to this Fund.

With respect to the International Equity Fund, the Board compared the Fund’s 1.22% annual advisory fee to comparable fees charged to an independently-selected peer group of 267 international institutional or no-load mutual funds and considered the fact that the fee was higher than the 0.82% average fee. The Board also compared the Fund’s total annual expense ratio of 1.58% to the peer group average of 1.61% and considered the fact that MCA was willing to waive its fees and reimburse expenses if the Fund’s expenses exceeded 1.28% through May 31, 2005. The Board then compared the Fund’s performance for the three-months, one-year, three-years, five-years and ten-years ended March 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund outperformed the average performance of the peer group for the three-months, three-year, five-year and ten-year periods.

Having concluded that: (1) the International Equity Fund’s total annual expense ratio was within the range of expenses incurred by comparable mutual funds; (2) MCA’s willingness to limit the Fund’s expense ratio through May 31, 2005 would provide stability to the Fund’s expenses during that period; and (3) the Fund had outperformed its peers during the past three-months, three-year, five-year and ten-year periods; the Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Agreement with respect to this Fund.

With respect to the Diversified Real Estate Fund, the Board compared the Fund’s 0.80% annual advisory fee to comparable fees charged to an independently-selected peer group of 58 real estate institutional or no-load mutual funds and considered the fact that the fee was higher than the 0.76% average fee. The Board also compared the Fund’s total annual expense ratio of 1.03% to the peer group average of 1.42% and considered the fact that MCA was willing to waive its fees and reimburse expenses if the Fund’s expenses exceeded 1.05% through May 31, 2005. The Board then compared the Fund’s performance for the three-months, one-year, three-years, and five-years ended March 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund outperformed the average performance of the peer group for the three-months, three-year, and five-year periods.

Having concluded that: (1) the Diversified Real Estate Fund’s total annual expense ratio was within the range of expenses incurred by comparable mutual funds; (2) MCA’s willingness to limit the Fund’s expense ratio through May 31, 2005 would provide stability to the Fund’s expenses during that period; and (3) the Fund had outperformed its peers during the past three-months, three-year, and five-year periods; the Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Agreement with respect to this Fund.

With respect to the Low Duration Bond Fund, the Board compared the Fund’s 0.30% annual advisory fee to comparable fees charged to an independently-selected peer group of 54 short investment grade debt institutional or no-load mutual funds and considered the fact that the fee was lower than the 0.41% average fee. The Board also compared the Fund’s total annual expense ratio of 0.82% to the peer group average of 0.71% and considered the fact that MCA was willing to waive its fees and reimburse expenses if the Fund’s expenses exceeded 0.625% through May 31, 2005. The Fund’s inception date is 3/15/04, thus the Board did not consider performance.

Having concluded that: (1) the Low Duration Bond Fund’s advisory fees were within the range of fees charged to comparable mutual funds; and (2) MCA’s willingness to limit the Fund’s expense ratio through May 31, 2005 would provide stability to the Fund’s expenses during that period; the Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Agreement with respect to this Fund.

With respect to the Limited Maturity Bond Fund, the Board compared the Fund’s 0.35% annual advisory fee to comparable fees charged to an independently-selected peer group of 46 short-intermediate investment grade debt institutional or no-load mutual funds and considered the fact that the fee was lower than the 0.46% average fee. The Board also compared the Fund’s total annual expense ratio of 0.59% to the peer group average of 0.81% and considered the fact that MCA was willing to waive its fees and reimburse expenses if the Fund’s expenses exceeded 0.53% through May 31, 2005. The Board then compared the Fund’s performance for the three-months, one-year, three-years, five-years and ten-years ended March 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund outperformed the average performance of the peer group for none of the periods.

Having concluded that: (1) the Limited Maturity Bond Fund’s advisory fees were within the range of fees charged to comparable mutual funds; and (2) MCA’s willingness to limit the Fund’s expense ratio through May 31, 2005 would provide stability to the Fund’s expenses during that period; the Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Agreement with respect to this Fund.

With respect to the Total Return Bond Fund, the Board compared the Fund’s 0.35% annual advisory fee to comparable fees charged to an independently-selected peer group of 60 corporate debt A-rated institutional or no-load mutual funds and considered the fact that the fee was lower than the 0.49% average fee. The Board also compared the Fund’s total annual expense ratio of 0.60% to the peer group average of 0.90% and considered the fact that MCA was willing to waive its fees and reimburse expenses if the Fund’s expenses exceeded 0.53% through May 31, 2005. The Board then compared the Fund’s performance for the three-months, one-year, three-years, and five-years ended March 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund outperformed the average performance of the peer group for none of the periods.

Having concluded that: (1) the Total Return Bond Fund’s advisory fees were within the range of fees charged to comparable mutual funds; (2) the Fund’s total annual expense ratio was within the range of expenses incurred by comparable mutual funds; and (3) MCA’s willingness to limit the Fund’s expense ratio through May 31, 2005 would provide stability to the Fund’s expenses during that period; the Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Agreement with respect to this Fund.

With respect to the Maryland Tax-Exempt Bond Fund, the Board compared the Fund’s 0.50% annual advisory fee to comparable fees charged to an independently-selected peer group of 9 Maryland municipal debt institutional or no-load mutual funds and considered the fact that the fee was comparable to the 0.50% average fee. The Board also compared the Fund’s total annual expense ratio of 0.80% to the peer group average of 0.75% and considered the fact that MCA was willing to waive its fees and reimburse expenses if the Fund’s expenses exceeded 0.525% through May 31, 2005. The Board then compared the Fund’s performance for the three-months, one-year, three-years, five-years and ten-years ended March 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund outperformed the average performance of the peer group for none of the periods.

Having concluded that: (1) the Maryland Tax-Exempt Bond Fund’s advisory fees were within the range of fees charged to comparable mutual funds; and (2) MCA’s willingness to limit the Fund’s expense ratio through May 31, 2005 would provide stability to the Fund’s expenses during that period; the Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Agreement with respect to this Fund.

With respect to the Tax-Exempt Limited Maturity Bond Fund, the Board compared the Fund’s 0.50% annual advisory fee to comparable fees charged to an independently-selected peer group of 13 short-intermediate municipal debt institutional or no-load mutual funds and considered the fact that the fee was higher than the 0.39% average fee. The Board also compared the Fund’s total annual expense ratio of 0.72% to the peer group average of 0.67% and considered the fact that MCA was willing to waive its fees and reimburse expenses if the Fund’s expenses exceeded 0.53% through May 31, 2005. The Board then compared the Fund’s performance for the three-months, one-year, three-years, and five-years ended March 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund outperformed the average performance of the peer group for none of the periods.

Having concluded that: (1) the Tax-Exempt Limited Maturity Bond Fund’s total annual expense ratio was within the range of expenses incurred by comparable mutual funds; and (2) MCA’s willingness to limit the Fund’s expense ratio through May 31, 2005 would provide stability to the Fund’s expenses during that period; the Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Agreement with respect to this Fund.

With respect to the National Tax-Exempt Bond Fund, the Board compared the Fund’s 0.50% annual advisory fee to comparable fees charged to an independently-selected peer group of 63 general municipal debt institutional or no-load mutual funds and considered the fact that the fee was higher than the 0.45% average fee. The Board also compared the Fund’s total annual expense ratio of 0.73% to the peer group average of 0.75% and considered the fact that MCA was willing to waive its fees and reimburse expenses if the Fund’s expenses exceeded 0.53% through May 31, 2005. The Board then compared the Fund’s performance for the three-months, one-year, three-years, and five-years ended March 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund outperformed the average performance of the peer group for none of the periods.

Having concluded that: (1) the National Tax-Exempt Bond Fund’s total annual expense ratio was within the range of expenses incurred by comparable mutual funds; and (2) MCA’s willingness to limit the Fund’s expense ratio through May 31, 2005 would provide stability to the Fund’s expenses during that period; the Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Agreement with respect to this Fund.

With respect to the Prime Money Market Fund, the Board compared the Fund’s 0.25% annual advisory fee to comparable fees charged to an independently-selected peer group of 279 institutional money market mutual funds and considered the fact that the fee was slightly higher than the 0.22% average fee. The Board also compared the Fund’s total annual expense ratio of 0.45% to the peer group average of 0.52% and considered the fact that MCA was willing to waive its fees and reimburse expenses if the Fund’s expenses exceeded 0.400% through May 31, 2005. The Board then compared the Fund’s performance for the one-year, three-years, five-years and ten-years ended March 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund outperformed the average performance of the peer group for each of those periods.

Having concluded that: (1) the Prime Money Market Fund’s advisory fees were within the range of fees charged to comparable mutual funds; (2) MCA’s willingness to limit the Fund’s expense ratio through May 31, 2005 would provide stability to the Fund’s expenses during that period; and (3) the Fund had outperformed its peers during the past one- year, three-year, five-year and ten-year periods; the Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Agreement with respect to this Fund.

With respect to the Government Money Market Fund, the Board compared the Fund’s 0.25% annual advisory fee to comparable fees charged to an independently-selected peer group of 139 institutional U.S. government money market mutual funds and considered the fact that the fee was higher than the 0.20% average fee. The Board also compared the Fund’s total annual expense ratio of 0.45% to the peer group average of 0.48% and considered the fact that MCA was willing to waive its fees and reimburse expenses if the Fund’s expenses exceeded 0.400% through May 31, 2005. The Board then compared the Fund’s performance for the one-year, three-years, five-years and ten-years ended March 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund outperformed the average performance of the peer group for each of those periods.

Having concluded that: (1) the Government Money Market Fund’s total annual expense ratio was within the range of expenses incurred by comparable mutual funds; (2) MCA’s willingness to limit the Fund’s expense ratio through May 31, 2005 would provide stability to the Fund’s expenses during that period; and (3) the Fund had outperformed its peers during the past one- year, three-year, five-year and ten-year periods; the Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Agreement with respect to this Fund.

With respect to the Tax-Exempt Money Market Fund, the Board compared the Fund’s 0.25% annual advisory fee to comparable fees charged to an independently-selected peer group of 109 institutional tax-exempt money market mutual funds and considered the fact that the fee was slightly higher than the 0.22% average fee. The Board also compared the Fund’s total annual expense ratio of 0.45% to the peer group average of 0.49% and considered the fact that MCA was willing to waive its fees and reimburse expenses if the Fund’s expenses exceeded 0.40% through May 31, 2005. The Board then compared the Fund’s performance for the one-year, three-years, five-years and ten-years ended March 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund outperformed the average performance of the peer group for each of those periods.

Having concluded that: (1) the Tax-Exempt Money Market Fund’s advisory fees were within the range of fees charged to comparable mutual funds; (2) the Fund’s total annual expense ratio was within the range of expenses incurred by comparable mutual funds; (3) MCA’s willingness to limit the Fund’s expense ratio through May 31, 2005 would provide stability to the Fund’s expenses during that period; and (4) the Fund had outperformed its peers during the past one- year, three-year, five-year and ten-year periods; the Board determined that it was in the best interests of the Fund’s shareholders to approve the continuation of the Agreement with respect to this Fund.

Sub-Advisory Agreements (International Equity Fund). At the May 21, 2004 meeting, the Board, including the Independent Directors, also approved the continuation of the Sub-Advisory Agreements between MCA and MS Investment Management and between MCA and Julius Baer, respectively, with respect to the International Equity Fund, each for an additional one-year period. In approving the continuation of the Sub-Advisory Agreements, the Board considered the quality of the sub-advisory services being rendered by MS Investment Management and Julius Baer, the investment management style, experience and qualifications of each Sub-Advisor’s personnel and the respective sub-advisory fee structures. The Board also reviewed written reports provided by MS Investment Management and Julius Baer that contained, among other items, performance information, sector and/or country allocations and investment outlook and strategy with respect to the International Equity Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board concluded unanimously that it was in the best interests of the International Equity Fund to continue the Sub-Advisory Agreements with MS Investment Management and Julius Baer, respectively, for an additional one-year period.

Sub-Advisory Agreements (Limited Maturity Bond, Total Return Bond and Low Duration Bond Funds). At the May 9, 2003 meeting, the Board, including the Independent Directors, also approved the Sub-Advisory Agreement between MCA and BWAM with respect to the Limited Maturity Bond, Total Return Bond and Low Duration Bond Funds. In reaching its decision to approve the Sub-Advisory Agreement and to submit the Agreement to shareholders of each Fund for approval, the Board evaluated MCA’s recommendation to delegate the responsibilities for day-to-day portfolio management of these Funds to BWAM because of BWAM’s extensive fixed income management capabilities and its strong fixed income investment performance. The Board reviewed the capabilities and resources of BWAM, including the experience and qualifications of the investment team. The Board considered the fixed income philosophy and management style, including sector allocation, strategies and economic analysis and research methodologies. The Board also reviewed written performance reports provided by BWAM that contained, among other things, fixed income composite performance. The Board concluded that BWAM’s fixed income management style and market outlook would prove beneficial to each of these Funds over the long-term, because BWAM was more likely to provide better investment performance over time based on its historical record, and was consistent with each Fund’s investment objective and current investment strategies. The Board took into account the fact that BWAM had not previously advised regulated investment companies such as the Funds. With the understanding that Mercantile would continue to be responsible for investment advice provided to the Funds and would supervise BWAM in its activities as sub-adviser, the Board concluded, however, that BWAM’s extensive fixed income investment management experience could successfully be applied to the Funds. The Board considered each of these factors to be of material importance in its recommendation of the Agreement. Based on their consideration, analysis and evaluation of the above factors and other information deemed by them to be relevant, the Directors concluded that the approval the Agreement between Mercantile and BWAM is in the best interests of each Fund.

Sub-Advisory Agreements (Capital Opportunities Fund). As described above, the Original Delaware Agreement inadvertently terminated on April 30, 2003. At its meeting on August 8, 2003, the Board approved both an Interim Sub-Advisory Agreement and a New Sub-Advisory Agreement between MCA and Delaware, subject to approval by the Fund’s shareholders. In reaching its decision to approve the renewal of Delaware’s sub-advisory services and to submit the New Sub-Advisory Agreement to shareholders for approval, the Board evaluated the small cap equity investment management capabilities, resources and investment performance record of Delaware. The Board reviewed the blended investment strategy utilized by Delaware, which consists of both a growth and value investment style, which MCA believed to be an investment style that would prove beneficial to the Fund over the long-term because Delaware was more likely to provide better investment performance over a full market cycle, and concluded that it was consistent with the Fund’s investment objective and current investment strategies.

The Board also considered the benefits that Delaware might derive from the Agreement, including receipt of investment research and information in return for allocating portfolio brokerage. The Board took into account the fact that Delaware had previously advised regulated investment companies, including the Fund. With the understanding that MCA would continue to be responsible for investment advice provided to the Fund and would supervise Delaware in its activities as sub-advisor, the Board concluded that Delaware’s extensive investment management experience could successfully be applied to the Fund. The Board considered each of these factors to be of material importance in its recommendation of the New Sub-Advisory Agreement. Based on their consideration, analysis and evaluation of the above factors and other information deemed by them to be relevant, the Directors concluded that the approval of the New Sub-Advisory Agreement between MCA and Delaware was in the best interests of the Fund and its shareholders.

Administrator

Effective May 11, 2001, MCA, as assignee of MSD&T, serves as the Company’s administrator pursuant to an Administration Agreement dated as of May 28, 1993 between the Company and MSD&T (the “Administration Agreement”) and generally assists in all aspects of the Company’s operation and administration. MCA has agreed to maintain office facilities for the Company, prepare reports to shareholders, coordinate federal and state returns, furnish the Company with statistical and research data, clerical and certain other services required by the Company, assist in updating the Company’s Registration Statement for filing with the SEC, and perform other administrative functions.

Pursuant to the Administration Agreement, MCA may delegate some or all of its obligations under the Agreement to another party, in which case MCA will be responsible for all compensation payable to such party and will remain liable to the Company for such party’s performance of such delegated obligations. MCA has entered into a Sub-Administration Agreement with BISYS Ohio, an affiliate of the Distributor, to serve as the sub-administrator for the Funds. BISYS Ohio is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

The Administration Agreement provides that MCA shall not be liable for acts or omissions that do not constitute willful misfeasance, bad faith or gross negligence on the part of MCA, or reckless disregard by MCA of its duties under the Administration Agreement.

In its capacity as administrator, MCA is also entitled to an administration fee, computed daily and paid monthly, at the annual rate of 0.125% of the average daily net assets of each Fund.

Custodian

The Fifth Third Bank (“Fifth Third”) serves as custodian of the assets of each Fund. Pursuant to the custody agreement (the “Custody Agreement”), Fifth Third has agreed, among other things, to (i) maintain a separate account in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; and (iv) make periodic reports to the Company concerning each Fund’s operations. The custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that the custodian shall remain liable for the performance of all of its duties under the Custody Agreement and will hold the Fund or Funds harmless from losses caused by the negligence or willful misconduct of any bank or trust company serving as sub-custodian. Fifth Third is located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

The Company has established a line of credit with Fifth Third with respect to all Funds. The line of credit, which is in an uncommitted aggregate amount of $25 million, may be accessed by the Funds for temporary or emergency purposes only. Each Fund may borrow up to 10% of its respective net assets. If a Fund’s borrowings under the line of credit exceed 5% of its net assets that Fund may not purchase additional securities. Borrowings under the line of credit bear interest at the overnight Federal Funds rate plus 0.50% per annum.

Distributor, Transfer and Dividend Disbursing Agent and Fund Accountant

Class A, Class C and Institutional Shares of the Funds are distributed continuously by Mercantile Investment Services, Inc. (the “Distributor”). The Distributor, a wholly-owned subsidiary of The BISYS Group, Inc., is located at 100 Summer Street, Boston, Massachusetts 02110. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of Class A, Class C and Institutional Shares. The Distributor is entitled to the payment of a front-end sales charge on the sale of Class A Shares of the Fund and a CDSC upon the redemption of Class C Shares of the Fund, in each case, as described in the Prospectus and this SAI. With respect to the Institutional Shares, no compensation is payable by the Funds to the Distributor for distribution services provided.

Unless otherwise terminated, the Distribution Agreement will remain in effect until May 14, 2006, and thereafter will continue automatically with respect to each Fund from year to year if approved at least annually by the Board, or by the vote of a majority of the outstanding voting securities of the Fund, and by the vote of a majority of the Directors of the Company who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

BISYS Ohio, an affiliate of the Distributor, serves as transfer and dividend disbursing agent for the Funds. Under its Transfer Agency Agreement, BISYS Ohio has agreed, among other things, to (i) receive purchase orders and redemption requests for shares of the Funds; (ii) issue and redeem shares of the Funds; (iii) effect transfers of shares of the Funds; (iv) prepare and transmit payments for dividends and distributions declared by the Funds; (v) maintain records of account for the Funds and shareholders and advise each as to the foregoing;

(vi) record the issuance of shares of each Fund and maintain a record of and provide the Fund on a regular basis with the total number of shares of each Fund that are authorized, issued and outstanding; (vii) perform the customary services of a transfer agent, dividend disbursing agent and custodian of certain retirement plans and, as relevant, agent in connection with accumulation, open account or similar plans; and (viii) provide a system enabling the Funds to monitor the total number of shares sold in each state.

BISYS Ohio also provides fund accounting services for the Company, including the computation of each Fund’s NAV, net income and realized capital gains, if any, and is responsible for all filings with state securities commissions in connection with the registration or qualification of the Funds’ shares (“blue sky services”).

Compensation of Administrator, Custodians, Transfer and Dividend Disbursing Agent, Fund Accountant and Blue Sky Agent

MCA, the custodian and BISYS Ohio (in its capacity as fund accountant and blue sky agent) are entitled to receive fees based on the aggregate average daily net assets per Fund of the Company. As compensation for transfer agency services provided, BISYS Ohio is entitled to receive an annual fee based on the number of Funds of the Company, plus out-of-pocket expenses. As compensation for blue sky services provided, BISYS Ohio is entitled to receive an annual fee per state permit and a per check fee, plus out-of-pocket expenses.

For the fiscal years ended May 31, 2004, May 31, 2003 and May 31, 2002: (i) the Company paid fees, net of waivers, of $3,238,438, $3,379,567 and $2,529,859, respectively, to MCA for administrative services provided to the Funds; and (ii) MCA voluntarily waived fees of $767,677, $668,991 and $788,392, respectively.

Expenses

Except as noted below, the Advisor bears all expenses in connection with the performance of its advisory and administrative services and each Sub-Advisor bears all expenses in connection with the performance of its sub-advisory services. The Company bears its owns expenses incurred in its operations, including: organizational costs; taxes; interest; fees (including fees paid to its directors and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory fees; administration fees and expenses; charges of the custodians, transfer agent and fund accountant; certain insurance premiums; outside auditing and legal expenses; fees of independent pricing services; costs of shareholders’ reports and shareholder meetings; fees of industry organizations such as the Investment Company Institute; and any extraordinary expenses. The Company also pays for brokerage fees and commissions, if any, in connection with the purchase of its portfolio securities.

Fee Waivers

Expenses can be reduced by voluntary fee waivers and expense reimbursements by MCA and the Funds’ other service providers. The amount of the fee waivers may be changed at any time at the sole discretion of MCA with respect to advisory and administration fees, and by the Funds’ other service providers, with respect to all other fees. As to any amounts voluntarily waived or reimbursed, the service providers retain the ability to be reimbursed by a Fund for such amounts prior to fiscal year-end. Such waivers and reimbursements would increase the return to investors when made but would decrease the return if a Fund were required to reimburse a service provider.

Independent Auditors

PricewaterhouseCoopers LLP, 250 West Pratt Street, Suite 2100, Baltimore, Maryland 21201 (“PwC”), serves as independent auditors for the Company. The financial statements that are incorporated by reference into this SAI have been audited by PwC, whose report thereon is also incorporated by reference into this SAI, and have been incorporated by reference herein in reliance on the report of PwC given upon its authority as experts in accounting and auditing.

Counsel

Kramer Levin Naftalis & Frankel LLC, 919 Third Avenue, New York, New York, 10022, serves as counsel to the Company.

ADDITIONAL INFORMATION CONCERNING THE COMPANY’S SHARES

The Company was incorporated in Maryland on March 7, 1989 and is a mutual fund of the type known as an “open-end management investment company.” The Company’s Articles of Incorporation authorize the Board to issue up to 20,000,000,000 full and fractional shares of capital stock, $.001 par value per share. The Company’s Articles of Incorporation further authorize the Board to classify and reclassify any unissued shares into any number of additional classes or series of shares. The following describes the classification of the shares of the Funds that are described in this SAI:

(i) 1,200,000,000 shares are classified as Class A Common Stock (Institutional Shares), 500,000,000 shares are classified as Class A - Special Series 1 Common Stock (Class A Shares), 500,000,000 shares are classified as Class A - Special Series 3 Common Stock (Class C Shares) and 500,000,000 shares are unclassified, all such shares representing interests in the Prime Money Market Fund;

(ii) 700,000,000 shares are classified as Class B Common Stock (Institutional Shares), 500,000,000 shares are classified as Class B - Special Series 1 Common Stock (Class A Shares), 500,000,000 shares are classified as Class B - Special Series 3 Common Stock (Class C Shares) and 500,000,000 shares are unclassified, all such shares representing interests in the Government Money Market Fund;

(iii) 600,000,000 shares are classified as Class C Common Stock (Institutional Shares), 500,000,000 shares are classified as Class C - Special Series 1 Common Stock (Class A Shares), 500,000,000 share are classified as Class C - Special Series 3 Common Stock (Class C Shares) and 500,000,000 shares are unclassified, all such shares representing interests in the Tax-Exempt Money Market Fund;

(iv) 500,000,000 shares are classified as Class E Common Stock (Institutional Shares), 100,000,000 shares are classified as Class E - Special Series 1 Common Stock (Class A Shares),

100,000,000 shares are classified as Class E - Special Series 3 Common Stock (Class C Shares) and 100,000,000 shares are unclassified, all such shares representing interests in the Growth & Income Fund;

(v) 500,000,000 shares are classified as Class F Common Stock (Institutional Shares), 100,000,000 shares are classified as Class F - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class F - Special Series 3 Common Stock (Class C Shares) and 100,000,000 shares are unclassified, all such shares representing interests in the Limited Maturity Bond Fund;

(vi) 400,000,000 shares are classified as Class G Common Stock (Institutional Shares), 100,000,000 shares are classified as Class G - Special Series 1 Common Stock (Class A Shares) and 100,000,000 shares are classified as Class G - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Maryland Tax-Exempt Bond Fund;

(vii) 400,000,000 shares are classified as Class H Common Stock (Institutional Shares), 100,000,000 shares are classified as Class H - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class H - Special Series 3 Common Stock (Class C Shares) and 100,000,000 shares are unclassified, all such shares representing interests in the Intermediate Equity Fund;

(viii) 400,000,000 shares are classified as Class J Common Stock (Institutional Shares), 100,000,000 shares are classified as Class J - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class J - Special Series 3 Common Stock (Class C Shares) and 100,000,000 shares are unclassified, all such shares representing interests in the Diversified Real Estate Fund;

(ix) 400,000,000 shares are classified as Class K Common Stock (Institutional Shares), 100,000,000 shares are classified as Class K - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class K - Special Series 3 Common Stock (Class C Shares) and 100,000,000 shares are unclassified, all such shares representing interests in the National Tax-Exempt Bond Fund;

(x) 400,000,000 shares are classified as Class L Common Stock (Institutional Shares), 100,000,000 shares are classified as Class L - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class L - Special Series 3 Common Stock (Class C Shares) and 100,000,000 shares are unclassified, all such shares representing interests in the Total Return Bond Fund;

(xi) 400,000,000 shares are classified as Class M Common Stock (Institutional Shares), 100,000,000 shares are classified as Class M - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class M - Special Series 3 Common Stock (Class C Shares) and 100,000,000 shares are unclassified, all such shares representing in the Equity Growth Fund;

(xii) 400,000,000 shares are classified as Class N Common Stock (Institutional Shares), 100,000,000 shares are classified as Class N - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class N - Special Series 3 Common Stock (Class C Shares)

and 100,000,000 shares are unclassified, all such shares representing interests in the Equity Income Fund;

(xiii) 400,000,000 shares are classified as Class O Common Stock (Institutional Shares), 100,000,000 shares are classified as Class O - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class O - Special Series 3 Common Stock and 100,000,000 shares are unclassified, all such shares representing interests in the Tax-Exempt Limited Maturity Bond Fund; and

(xiv) 400,000,000 shares are classified as Class P Common Stock (Institutional Shares), 100,000,000 shares are classified as Class P - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class P - Special Series 3 Common Stock (Class C Shares) and 100,000,000 shares are unclassified, all of such shares representing interests in the Capital Opportunities Fund.

(xv) 400,000,000 shares are classified as Class Q Common Stock (Institutional Shares), 100,000,000 shares are classified as Class Q - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class Q - Special Series 3 Common Stock (Class C Shares) and 100,000,000 shares are unclassified, all such shares representing in the Low Duration Bond Fund.

Each series of shares in a Fund (i.e., Class A, Class C and Institutional Shares) bear pro rata the same expenses and are entitled equally to the Fund’s dividends and distributions except that each series will bear the expenses of any distribution and/or shareholder services plans applicable to such series. For example, as described below, holders of Class A Shares and holders of Class C Shares will bear the expenses of each Class’ respective Distribution and Services Plan. In addition, each series may have differing sales charges. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance. See “Distribution and Services Plans” below.

In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative NAVs of the Company’s respective investment portfolios, of any general assets not belonging to any particular portfolio that are available for distribution. Shareholders of a Fund are entitled to participate equally in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder, except that each series of a Fund would be solely responsible for the Fund’s payments under any distribution and/or shareholder services plan applicable to such series.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Shares of all portfolios of the Company vote together and not by class or series, unless otherwise required by law or permitted by the Board. The Company does not currently intend to hold annual shareholder meetings unless it is required to do so by the 1940 Act or other applicable law.

Shareholders of the Funds, as well as those of any other investment portfolio offered by the Company in the future, will vote in the aggregate and not by class or series on all matters, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular class or series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment objective or investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of all Funds voting together in the aggregate without regard to particular Funds.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Company’s Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of common stock voting without regard to class (or portfolio). The Company’s Bylaws enable shareholders to call for a meeting to vote on the removal of one or more directors. The affirmative vote of a majority of the Company’s outstanding shares is required to remove a director. Meetings of the Company’s shareholders shall be called by the Board upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The Company’s Articles of Incorporation authorize the Board, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey a Fund’s assets to another management investment company for consideration that may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such Fund to be redeemed at a price equal to their net asset value that may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund’s assets into money and, in connection therewith, to cause all outstanding shares of such Fund to be redeemed at their net asset value; or (c) combine a Fund’s assets with the assets belonging to one or more other Funds if the Board reasonably determines that such combination will not have a material adverse effect on the shareholders of any Fund participating in such combination and, in connection therewith, to cause all outstanding shares of any such Fund to be redeemed or converted into shares of another Fund at their net asset value. The exercise of such authority may be subject to certain restrictions under the 1940 Act.

PERFORMANCE INFORMATION

Each series of shares in a Fund (i.e., Retail and Institutional Shares) bear pro rata the same expenses and are entitled equally to the Fund’s dividends and distributions except that each series will bear the expenses of any distribution and/or shareholder services plans applicable to such series. In addition, each series will have differing sales charges. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance.

Money Market Funds

The “yield” and “effective yield” of each Money Market Fund are calculated according to formulas prescribed by the SEC. The standardized seven-day yield for each Money Market Fund is computed separately by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares and all fees, other than nonrecurring account sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund’s average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yield for each Fund is computed by compounding a particular Fund’s unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

In addition, the Tax-Exempt Money Market Fund may quote its standardized “tax-equivalent yield,” which is computed by: (a) dividing the portion of the Tax-Exempt Money Market Fund’s yield (as calculated above) that is exempt from federal income tax by one minus a stated federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the Fund’s yield that is not exempt from federal income tax.

The “monthly yield” of each Money Market Fund is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share at the beginning of the period, dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/number of days in the month). The annualized effective monthly yield for each Fund is computed by compounding a particular Fund’s unannualized monthly base period return (calculated as just described) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by the number of days in the month, and subtracting one from the result.

The Money Market Funds may from time to time quote yields relating to time periods other than those described above. Such yields will be computed in a manner that is similar to those computations described.

A Money Market Fund’s quoted yield is not indicative of future yields and will depend upon factors such as portfolio maturity, its expenses and the types of instruments it holds.

Non-Money Market Funds

Yield Calculations. From time to time the Non-Money Market Funds may quote their yields in advertisements, sales literature or in reports to shareholders. The yield for a Fund is calculated by dividing the net investment income per share (as described below) earned during a 30-day period by its NAV on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund’s net investment income per share earned during the period in the Fund is based on the average daily number of shares outstanding in the Fund during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

Where:	a =	dividends and interest earned during the period.

	b =	expenses accrued for the period (net of reimbursements).

	c =	the average daily number of shares outstanding during the period that were entitled to receive dividends.

	d =	net asset value per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable “a” in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. Each Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations. The Maryland Tax-Exempt Bond, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds calculate interest earned on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations that are expected to be subject to monthly payments of principal and interest (“pay downs”), (a) gain or loss attributable to actual monthly pay downs is accounted for as an increase or decrease to interest income during the period; and (b) a Fund may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

Undeclared earned income may be subtracted from the NAV (variable “d” in the formula). Undeclared earned income is the net investment income that, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

The Tax-Exempt Limited Maturity Bond Fund’s and National Tax-Exempt Bond Fund’s “tax-equivalent” yield is computed by (a) dividing the portion of a Fund’s yield that is exempt from federal income taxes by one minus a stated federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of such yield that is not exempt from federal income tax. The Maryland Tax-Exempt Bond Fund’s “tax-equivalent” yield is computed by (a) dividing the portion of the Fund’s yield that is exempt from both federal and Maryland state income taxes by one minus a stated combined federal and Maryland state income tax rate; (b) dividing the portion of the Fund’s yield that is exempt from federal income tax only by one minus a stated federal income tax rate, and (c) adding the figures resulting from (a) and (b) above to that portion, if any, of such yield that is not exempt from federal income tax.

Total Return Calculations. The Non-Money Market Funds compute their average annual total returns (before taxes) by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular Fund to the ending redeemable value of such investment in the Fund. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Where:	T =	average annual total return.

	ERV =	ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

	P =	hypothetical initial payment of $1,000.

	n =	period covered by the computation, expressed in terms of years.

The Non-Money Market Funds compute their aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular Fund to the ending redeemable value of such investment in the Fund. The formula for calculating aggregate total return is as follows:

The calculations of average annual total return (before taxes) and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The “average annual total return (after taxes on distributions)” and “average annual total return (after taxes on distributions and redemptions)” for each Fund are provided below and are also included in the Prospectus.

Average annual total return (after taxes on distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) that would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income taxes rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

Average annual total return (after taxes on distributions and redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) that would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term). When the return after taxes on distributions and redemption of shares is higher than returns after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of shares, capital loss is recorded as a tax benefit that increases returns.

Since performance will fluctuate, performance data for the Funds cannot necessarily be used to compare an investment in the Funds’ shares with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Any fees charged by a Bank directly to your account in connection with an investment in a Fund will not be included in the Fund’s calculations of yield and/or total return.

Hypothetical Performance Information

In addition to providing performance information that demonstrates the actual yield or return of a particular Fund over a particular period of time, the Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund or National Tax Exempt Bond Fund may provide certain other information demonstrating hypothetical yields or returns. For example, the table below illustrates the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt investments yielding from 1.00% to 3.50%. The yields below are for illustration purposes only and are not intended to represent current or future yields for the Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund or National Tax-Exempt Bond Fund, which may be higher or lower than those shown. A Fund’s yield will fluctuate as market conditions change. For investors in a low tax bracket, investing in a tax-exempt investment may not be beneficial if a higher yield after taxes could be received from a taxable investment. Investors should be aware that tax brackets may change over time and they should consult their own tax adviser with specific reference to their own tax situation.

For the Tax-Exempt Money Market, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds:

Taxable Income		Federal Marginal Tax Rate	Table-Exempt Yields

Single Return	Joint Return		1.00%	1.50%	2.00%	2.50%	3.00%	3.50%
			Equivalent Taxable Yields
$0-$7,000	$0-$14,000	10%	1.11%	1.67%	2.22%	2.78%	3.33%	3.89%
$7,000-$28,400	$14,000-$56,800	15%	1.18%	1.76%	2.35%	2.94%	3.53%	4.12%
$28,400-$67,700	$56,800-$112,850	25%	1.33%	2.00%	2.67%	3.33%	4.00%	4.67%
$67,700-141,250	$112,850-$171,950	28%	1.39%	2.08%	2.78%	3.47%	4.17%	4.86%
$141,250-$307,050	$171,950-$307,050	33%	1.49%	2.24%	2.99%	3.73%	4.48%	5.22%
$307,050 and over	$307,050 and over	35%	1.54%	2.31%	3.08%	3.85%	4.62%	5.38%

The tax-exempt yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yields. A Fund’s yield fluctuates as market conditions change. The tax brackets and related yield calculations are based on the 2004 federal marginal tax rates indicated in the table. The table does not reflect the phase out of personal exemptions and itemized deductions that will apply to certain higher income taxpayers.

For the Maryland Tax-Exempt Bond Fund:

Taxable Income		Combined Maryland And Federal Marginal Tax Rate	Table-Exempt Yields
Single Return	Joint Return		1.00%	1.50%	2.00%	2.50%	3.00%	3.50%
			Equivalent Taxable Yields
$0-$7,000	$0-$14,000	16.41%	1.20%	1.79%	2.39%	2.99%	3.59%	4.19%
$7,000-$28,400	$14,000-$56,800	21.06%	1.27%	1.90%	2.53%	3.17%	3.80%	4.43%
$28,400-$67,700	$56,800-$112,850	30.20%	1.43%	2.15%	2.87%	3.58%	4.30%	5.01%
$67,700-141,250	$112,850-$171,950	32.99%	1.49%	2.24%	2.98%	3.73%	4.48%	5.22%
$141,250-$307,050	$171,950-$307,050	37.63%	1.60%	2.41%	3.21%	4.01%	4.81%	5.61%
$307,050 and over	$307,050 and over	39.37%	1.65%	2.47%	3.30%	4.12%	4.95%	5.77%

The tax-exempt yields used here are hypothetical and no assurance can the made that the Fund will obtain any particular yield. The Fund’s yield fluctuates as market conditions change. The tax brackets and related yield calculations are based on the 2004 federal marginal tax rates, and assume a federal tax benefit for state and local taxes. For 2004, the Maryland maximum state tax rate is 4.75%. The Maryland county tax is assumed to be at least one-half the state rate that is applicable in all counties except Worcester County and Talbot County, and Maryland and Federal taxable income are assumed to be the same. The table does not reflect the phase out of personal exemptions and itemized deductions that will apply to certain higher income taxpayers.

Distribution Rates

The Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund may also quote from time to time distribution rates in reports to shareholders and in sales literature. The distribution rate for a specified period is calculated by annualizing the daily distributions of net investment income and dividing this amount by the daily ending NAV, and then adding all the daily numbers and dividing by the number of days in the specified period. Distribution rates do not reflect realized and unrealized capital gains and losses.

Performance Comparisons

From time to time, in advertisements or in reports to shareholders, a Fund’s yield or total return may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, a Money Market Fund’s yield may be compared to the iMoneyNet Money Fund Average, which is an average compiled by iMoneyNet’s MONEY FUND REPORT®, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. total return and yield data as reported in national financial publications or in publications of a local or regional nature, may be used in comparing the performance of a Fund. The total return and yield of a Fund may also be compared to data prepared by Lipper, Inc. The following table shows the particular indices with which the Funds may be compared.

Fund	Index
Non-Money Market Funds	Consumer Price Index

Growth & Income, Equity Income, Equity Growth and Capital Opportunities Funds

Standard & Poor’s 500 Index, an index of unmanaged groups of common stocks

Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE

Russell 1000® Value Index

Russell 1000 Growth Index

Russell 2000® Growth Index

Limited Maturity Bond and Total Return Bond Funds	Salomon Brothers Broad Investment Grade Bond Index Lehman Brothers Government/Credit Bond Index Lehman Brothers Aggregate Bond Index Merrill Lynch 1-5 Year Government/Corporate Index

Low Duration Bond Fund	Merrill Lynch U.S. Treasuries 1-3 Year Index

Fund	Index
Tax-Exempt Funds

Lehman Brothers Municipal Bond Index

Lehman Brothers 7-year Municipal Bond Index

Lehman Brothers 1-8 year Municipal Bond Index

Lehman Brothers 10-year Municipal Bond Index

Lehman Brothers Maryland Municipal Bond Index

International Equity Fund	Morgan Stanley Capital International (“MSCI”) All Country World Free ex U.S. Index

Diversified Real Estate Fund

National Association of Real Estate Investment Trusts (“NAREIT”) Equity REIT Index, an unmanaged index of all tax-qualified REITs listed on the NYSE, the American Stock Exchange and the National Association of Securities Dealers Automated Quotations system (“Nasdaq”), that have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate

Morgan Stanley REIT Index, an unmanaged index of all publicly traded equity REITs (except health care REITs) that have total market capitalizations of at least $100 million and are considered liquid

From time to time, the Company may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) that may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of Fund rankings or ratings by recognized rating organizations. The Company may also include calculations, such as hypothetical compounding examples, that describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

Information concerning the current yield and performance of the Funds may be obtained by calling 1-800-551-2145.

DISTRIBUTION AND SERVICE PLANS

The Company has adopted separate Distribution and Services Plans pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act (each a “Plan”) with respect to Class A Shares and Class C

Shares of the Funds. Under each Plan, the Company (i) may pay the Distributor or another person for distribution services provided and expenses assumed and (ii) may pay, through the Distributor, broker-dealers or other financial institutions (“Service Organizations”) for services, as defined by NASD.

Payments to the Distributor will compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel, direct advertising and marketing expenses and expenses incurred in connection with preparing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and SAIs (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the relevant Plan.

The Company intends to enter into servicing agreements under each Plan that will require the Service Organizations receiving such compensation from the Distributor to perform certain services, as defined by NASD.

Under the Class A Shares Plan, payments by the Company for distribution expenses may not exceed 0.25% (annualized) of the average daily net assets of Class A Shares of a Fund and payments for services, as defined by NASD, may not exceed 0.25% (annualized) of the average daily NAV of a Fund’s outstanding Class A Shares that are owned of record or beneficially by a Service Organization’s customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship.

Under the Class C Shares Plan, payments by the Company for distribution expenses may not exceed 0.75% (annualized) of the average daily net assets of Class C Shares, as applicable, of a Fund and payments for services, as defined by NASD, may not exceed 0.25% (annualized) of the average daily NAV of a Fund’s outstanding Class C Shares, as applicable, that are owned of record or beneficially by a Service Organization’s customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship.

Payments for distribution expenses under the Plans are subject to the Rule. The Rule defines distribution expenses to include the cost of “any activity which is primarily intended to result in the sale of shares issued by” the Company. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Plans provide that a report of the amounts expended under the Plans, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The Plans provide that they may not be amended to increase materially the costs that Class A Shares or Class C Shares of a Fund may bear for distribution pursuant to the respective Plans without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the directors who are neither “interested persons” (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Plans or in any related agreements (the “12b-1 Directors”), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Board has concluded that there is a reasonable likelihood that the Plans will benefit the Funds and holders of Retail Shares. The Plans are subject to annual reapproval by a majority of the 12b-1 Directors and are terminable at any time with respect to any Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the Class A Shares or Class C Shares, as applicable, of the Fund involved. Any agreement entered into pursuant to the Plans with a Service Organization will be terminable with respect to any Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the Class A Shares or Class C Shares, as applicable, of such Fund, by BISYS or by the Service Organization. Any such agreement will also terminate automatically in the event of its assignment.

As long as the Plans are in effect, the nomination of candidates to serve as Independent Directors must be committed to the discretion of the 12b-1 Directors.

The following tables show the payments that the Funds made pursuant to the Plans, and the purposes of these payments, for the fiscal year ended March 31, 2004. All such payments consisted of compensation to broker-dealers.

Class A Plan
Fund	Aggregate Payment
Prime Money Market	$110,122
Government Money Market	6,493
Tax-Exempt Money Market	22,615
Limited Maturity Bond	5,502
Total Return Bond	1,586
Low Duration Bond	6
Maryland Tax-Exempt Bond	4,985
Tax-Exempt Limited Maturity Bond	3,451
National Tax-Exempt Bond	669
Growth & Income	11,659
Equity Income	729
Equity Growth	339
Capital Opportunities	1,832
International Equity	2,152
Diversified Real Estate	2,763

Class C Plan
Fund	Aggregate Payment
Prime Money Market	$4,341
Government Money Market	21

Class C Plan
Fund	Aggregate Payment
Tax-Exempt Money Market	11
Limited Maturity Bond	6,589
Total Return Bond	2,562
Low Duration Bond	25
Maryland Tax-Exempt Bond	1,429
Tax-Exempt Limited Maturity Bond	341
National Tax-Exempt Bond	746
Growth & Income	15,548
Equity Income	84
Equity Growth	104
Capital Opportunities	2,935
International Equity	3,079
Diversified Real Estate	4,968

MISCELLANEOUS

As used in this SAI, a “majority of the outstanding shares” of a Fund means, with respect to the approval of an investment advisory agreement or change in an investment objective (if fundamental) or a fundamental investment policy, the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

As of May 31, 2003, Mercantile-Safe Deposit and Trust Company, MSDT Funds, Attn: Income Collection Department, P.O. Box 1101, Baltimore, Maryland 21203, owned of record a majority of the outstanding shares of the Company. MSD&T, the parent corporation of MCA, is a wholly-owned subsidiary of Mercantile Bankshares Corporation and a Maryland trust company. The Company believes that substantially all of the shares held of record by MSD&T were beneficially owned by its customers. MSD&T may be deemed to be a controlling person of the Company within the meaning of the 1940 Act by reason of its record ownership of such shares.

If you have any questions concerning the Company or any of the Funds, please call 1-800-551-2145.

FINANCIAL STATEMENTS

The audited financial statements and related report of PricewaterhouseCoopers LLP, independent accountants, contained in the Funds’ Annual Report to Shareholders for the fiscal year ended May 31, 2004 (the “Annual Report”) are hereby incorporated herein by reference. No other parts of the Annual Report are incorporated by reference. Copies of the Annual Report may be obtained by calling 1-800-551-2145 or by writing Mercantile Funds, Inc., c/o BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

APPENDIX A

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” - Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” - Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“Prime-1” - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

“Prime-3” - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” - Issuers do not fall within any of the Prime rating categories.

Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments that is solely reliant upon a sustained, favorable business and economic environment.

“D” - Securities are in actual or imminent payment default.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” - A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D” - An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

- PLUS (+) OR MINUS (-) - The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” - Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

“Baa” - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” - Bonds represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category or to categories below “CCC”.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor’s

CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook: A Standard & Poor’s Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

•	Positive means that a rating may be raised.

•	Negative means that a rating may be lowered.

•	Stable means that a rating is not likely to change.

•	Developing means a rating may be raised or lowered.

•	N.M. means not meaningful.

Moody’s

Watchlist: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events that, in Moody’s opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody’s Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

Fitch

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlooks does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Municipal Note Ratings

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1” - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody’s Investment Grade (“MIG”) and are divided into three levels – MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue’s specific structural or credit features. The following summarizes the ratings by Moody’s for these short-term obligations:

“MIG-1”/”VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2”/”VMIG-2” - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

“MIG-3”/”VMIG-3” - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

APPENDIX B

PROXY VOTING POLICIES

MERCANTILE FUNDS, INC.

PROXY VOTING POLICY AND PROCEDURES

The Board of Directors of Mercantile Funds, Inc. (the “Company”) hereby adopts the following policy and procedures with respect to voting proxies relating to portfolio securities (the “Securities”) held by certain of the Company’s investment portfolios (“Funds”):

I.	Policy

A. It is the policy of the Board of Directors of the Company (the “Board”) to delegate the responsibility for voting proxies relating to Securities held by the Funds to Mercantile Capital Advisors, Inc. (the “Adviser”) as a part of the Adviser’s general management of the Funds, subject to the Board’s continuing oversight. The voting of proxies is an integral part of the investment management services provided by the Adviser pursuant to the advisory contract. As the Adviser and BISYS Fund Services Limited Partnership (“BISYS”), the Funds’ principal underwriter, are not affiliates, the delegation of authority to the Adviser to vote proxies relating to portfolio securities eliminates the potential for conflicts of interest between BISYS and the Funds’ shareholders from the proxy voting process.

B. The Adviser may, but is not required to, further delegate the responsibility for voting proxies relating to Securities held by the Funds to a sub-adviser (each a “Sub-Adviser”) retained to provide investment advisory services to certain Funds. If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines.

II.	Fiduciary Duty

The right to vote a proxy with respect to Securities held by the Funds is an asset of the Company. The Adviser or Sub-Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

III.	Procedures

The following are the procedures adopted by the Board for the administration of this policy:

A. Review of Adviser Proxy Voting Procedures. The Adviser and respective Sub-Adviser(s) with authority to vote proxies on behalf of the Funds shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

B. Voting Record Reporting. No less frequently than annually, the Adviser shall report to the Board a record of each proxy voted with respect to Securities of the Funds during the year. With respect to those proxies that the Adviser or Sub-Adviser have identified as involving a conflict of interest, the Adviser or Sub-Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved. As it is used in this document, the term “conflict of interest” refers to a situation in which the Adviser or Sub-Adviser or affiliated persons of the Adviser or Sub-Adviser have a financial interest in a matter presented by a proxy other than its duties as investment adviser to the Funds which compromises the Adviser’s or Sub-Adviser’s independence of judgement and action with respect to the voting of the proxy.

IV.	Revocation

The delegation by the Board of the authority to vote proxies relating to Securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V.	ANNUAL FILING

The Company shall file an annual report of each proxy voted with respect to Securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VI.	Disclosures

A. The Company shall include in its registration statement:

1. A description of this policy and of the policies and procedures used by the Adviser or by a Sub-Adviser to determine how to vote proxies relating to Securities; and

2. A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

B. The Company shall include in its Annual and Semi-Annual Reports to shareholders:

1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Company to determine how to vote proxies relating to Securities of the Funds is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; and on the SEC website.

2. A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

VII.	Review of Policy

At least annually, the Board shall review this Policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

Adopted: May 9, 2003

MERCANTILE CAPITAL ADVISORS, INC.

MERCANTILE INVESTMENT & WEALTH MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

GENERAL POLICY

It is the policy of Mercantile Investment & Wealth Management (“Mercantile”) to consider and vote each proxy proposal in the best interests of clients and account beneficiaries with respect to securities held in the accounts of clients for whom Mercantile-Safe Deposit and Trust Company and Mercantile Capital Advisors, Inc. provide discretionary investment management services and have authority to vote their proxies.

Mercantile may vote proxies as part of its authority to manage, acquire and dispose of account assets. Mercantile will not vote proxies if the advisory agreement does not provide for Mercantile to vote proxies or the “named fiduciary” for an account has explicitly reserved the authority for itself.

When voting proxies for client accounts, Mercantile’s primary objective is to make voting decisions solely in the best interests of clients and account beneficiaries. In fulfilling its obligations to clients, Mercantile will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. If appropriate to do so, Mercantile may employ an independent service provider to vote a proxy or to advise in the voting of a proxy. In certain situations, a client or its fiduciary may provide a Mercantile with a statement of proxy voting policy. In these situations, Mercantile will generally seek to comply with such policy to the extent it would not be inconsistent with the fiduciary responsibility of Mercantile.

PROCEDURES FOR VOTING PROXIES

These procedures are adopted by the Investment Policy Committee pursuant to the policy cited above and are hereby delegated to the Proxy Committee. The Proxy Committee may consist of executive, investment, compliance, legal and operations personnel. The Proxy Committee will review these procedures on a yearly basis and make such changes as it believes are necessary to maintain compliance with applicable federal securities regulations.

To assist Mercantile in its responsibility for voting proxies and to ensure consistency in voting proxies on behalf of its clients, Mercantile has retained the proxy voting and recording services of Institutional Shareholder Services (“ISS”). ISS is an independent third-party service that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to Mercantile include in-depth research, issuer analysis, and voting recommendations as well as vote execution, reporting, and recordkeeping.

Both ISS and the client’s custodian monitor corporate events for Mercantile. In some instances, Mercantile-Safe Deposit and Trust Company may also serve as the custodian. If Mercantile is not the custodian, then Mercantile will give direction to the client’s outside custodian to forward the proxy statements to ISS to vote the proxy. Mercantile’s Operations Center (“MOC”) will notify ISS of all new and existing client accounts that have delegated proxy voting authorization to Mercantile. In addition, Mercantile Client Administrative Services will notify MOC of any changes to existing client accounts with respect to proxy voting obligations. MOC will provide all necessary information to ISS and to the client’s custodian in order to facilitate ISS tracking clients’ proxy statements and ballots, reconciling the share amounts reflected on the proxy ballot with client account holdings, to electronically vote such ballots, and maintaining the required records which detail the manner in which ISS has voted Mercantile client account proxies.

EVALUATION AND VOTING

The Proxy Committee shall designate one or more employees of Mercantile (each a “designated employee”) to review each proxy received by Mercantile for which Mercantile has the responsibility to vote and to ensure that all proxies are voted according to Mercantile’s guidelines.

Mercantile’s guidelines and voting actions shall generally follow the ISS Proxy Voting Guideline attached as Schedule A, a proxy voting service to which we subscribe, except where ISS recommends voting against director nominees who are currently officers or directors of affiliates of Mercantile and its parent company, Mercantile Bankshares Corporation.

In the event that Mercantile does not follow the ISS Proxy Voting Guideline recommendations or instances where ISS does not provide a recommendation, then the designated employee will maintain written record with respect to each proxy setting out:

1. The issues presented in the proxy materials;

2. The interests of Mercantile and its affiliates, if any, in those issues;

3. The recommendations of ISS, if any;

4. How the proxy will be voted through ISS’s proxy services; and

5. If applicable, why the proxy was voted contrary to ISS recommendations.

The record will include any external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. Where an apparent conflict of interest exists, or where the designated employee requires additional guidance, the nature and circumstances of the proxy will be brought to the attention of the Proxy Committee, which will determine how the proxy will be voted. The Proxy Committee may submit the matter to the Investment Policy Committee for direction to the voting of the proxy.

In cases where a client has asked Mercantile for advice with respect to a proxy, the designated employee will submit a memorandum containing the recommendation to the Proxy Committee, which will:

1. Endorse the memorandum for delivery to the client;

2. Return the memorandum for further consideration; or

3. In the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Investment Policy Committee for direction with respect to the advice Mercantile should provide to the client with respect to the proxy.

CONFLICTS OF INTEREST

Mercantile will maintain a list of those companies which issue publicly traded securities and with which affiliates of Mercantile and its parent company, Mercantile Bankshares Corporation, have such a relationship that proxies presented with respect to those companies may, or may be perceived to give rise to a conflict of interest between Mercantile and its clients.

The term “conflict of interest” refers to a situation in which affiliates of Mercantile and its parent company, Mercantile Bankshares Corporation, have a financial interest in a matter presented by a proxy other than the obligation Mercantile incurs as investment adviser and any other client which may compromise Mercantile’s freedom of judgment and action with respect to the voting of the proxy. Examples of such a situation include:

1. Companies affiliated with directors of Mercantile, Mercantile Bankshares Corporation or their affiliates;

2. Companies affiliated with officers of Mercantile, Mercantile Bankshares Corporation or their affiliates; and

3. Companies that maintain significant business relationships with Mercantile or Mercantile Bankshares Corporation or their affiliates, or with which Mercantile or Mercantile Bankshares Corporation or their affiliate is actively seeking a significant business relationship.

Proxies that are received from companies on the list will be directed by the designated employee to the Proxy Committee for its review and consideration. The Proxy Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, Mercantile’s commitment to vote proxies in the best interests of client accounts, how the proxy will be voted.

If it is appropriate to do so, the Proxy Committee will follow the ISS Proxy Voting Guidelines recommendation when a potential of conflict of interest exists in order to act in the best interests of Mercantile’s clients and account beneficiaries. In rare instances, the Proxy Committee may decline to vote the proxy when the cost of addressing the potential conflict of interest is greater than the benefit to the Funds or any other clients of voting the proxy.

All votes submitted by Mercantile on behalf of its clients are not biased in any way by other clients of Mercantile. For example, the fact that XYZ Corporation is a client of Mercantile does not impact the proxy voting of XYZ stock that may be held in the portfolios of other clients. All proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power (unless otherwise directed by a client with respect to that client’s stock).

REPORTING AND DISCLOSURE FOR MERCANTILE CAPITAL ADVISORS, INC.

Once each year, Mercantile Capital Advisors, Inc. shall include in its presentation materials to the Boards of Directors of the investment companies which it serves as investment adviser, a record of each proxy voted with respect to portfolio securities of the investment companies during the year. With respect to those proxies that Mercantile has identified as involving a conflict of interest, Mercantile Capital Advisors, Inc. shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

Mercantile Capital Advisors, Inc. shall disclose within its Form ADV how other clients can obtain information on how their securities were voted. Mercantile Capital Advisors, Inc. shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request.

RECORDKEEPING

Mercantile shall retain records relating to the voting of proxies, including:

1. A copy of this proxy voting policy and procedures and ISS Proxy Voting Guidelines relating to the voting of proxies.

2. A copy of each proxy statement received by Mercantile regarding portfolio securities in Mercantile client accounts.

3. A record of each vote cast by Mercantile on behalf of a client.

4. A copy of each written client request for information on how Mercantile voted proxies on behalf of the client account, and a copy of any written response by Mercantile to the client account.

5. A copy of any document prepared by Mercantile that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.

Mercantile shall rely on proxy statements filed on the SEC’s EDGAR system instead of maintain its own copies and on proxy statements and records of proxy votes cast by Mercantile maintained at ISS. Mercantile shall obtain an undertaking from ISS to provide a copy of the documents promptly upon request.

These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of Mercantile.

Schedule A

ISS Proxy Voting Guidelines Summary

The following is a concise summary of ISS’s proxy voting policy guidelines.

1.	Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

2.	Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.	Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.	Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.	Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6.	Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.	Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.	Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

9.	Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.	Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

DELAWARE MANAGEMENT BUSINESS TRUST

Proxy Voting Policies and Procedures

(April 2003)

INTRODUCTION

Delaware Management Business Trust (“DMBT”) is a registered investment adviser with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940, as amended, (the “Advisers Act”). DMBT consists of the following series of entities: Delaware Management Company, Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln Investment Advisers and Delaware Lincoln Cash Management (each an “Adviser”, and together with DMBT, the “Advisers”). The Advisers provide investment advisory services to various types of clients such as registered and unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of institutional investors. Pursuant to the terms of an investment management agreement between an Adviser and its client or as a result of some other type of specific delegation by the client, the Advisers are often given the authority and discretion to vote proxy statements relating to the underlying securities which are held on behalf of such client. Also, clients sometimes ask the Advisers to give voting advice on certain proxies without delegating full responsibility to the Advisers to vote proxies on behalf of the client. DMBT has developed the following Proxy Voting Policies and Procedures (the “Procedures”) in order to ensure that each Adviser votes proxies or gives proxy voting advice that is in the best interests of its clients.

PROCEDURES FOR VOTING PROXIES

To help make sure that the Advisers vote client proxies in accordance with the Procedures and in the best interests of clients, DMBT has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing each Adviser’s proxy voting process. The Committee consists of the following persons in DMBT: (i) one representative from the legal department; (ii) one representative from the compliance department; (iii) two representatives from the client services department; and (iv) one representative from the portfolio management department. The person(s) representing each department on the Committee may change from time to time. The Committee will meet as necessary to help DMBT fulfill its duties to vote proxies for clients, but in any event, will meet at least quarterly to discuss various proxy voting issues.

One of the main responsibilities of the Committee is to review and approve the Procedures on a yearly basis. The Procedures are usually reviewed during the first quarter of the calendar year before the beginning of the “proxy voting season” and may also be reviewed at other times of the year, as necessary. When reviewing the Procedures, the Committee looks to see if the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goals of voting in the best interests of clients and maximizing the value of the underlying shares being voted on by the Adviser. The Committee will also review the Procedures to make sure that they comply with any new rules promulgated by the SEC or other relevant regulatory bodies. After the Procedures are approved by the Committee, DMBT will vote proxies or give advice on voting proxies generally in accordance with such Procedures.

In order to facilitate the actual process of voting proxies, DMBT has contractually delegated its administrative duties with respect to voting proxies to Institutional Shareholder Services (“ISS”), a

Delaware corporation. Both ISS and the client’s custodian monitor corporate events for DMBT. DMBT also gives an authorization and direction letter to the client’s custodian who then forwards the proxy statements to ISS to vote the proxy. On approximately a monthly basis, DMBT will send ISS an updated list of client accounts and security holdings in those accounts, so that ISS can update their database and is aware of which proxies they will need to vote on behalf of DMBT’s clients. If needed, the Committee has access to these records.

DMBT provides ISS with the Procedures to use to analyze proxy statements on behalf of DMBT and its clients, and ISS is instructed to vote those proxy statements in accordance with the Procedures. After receiving the proxy statements, ISS will review the proxy issues and vote them in accordance with DMBT’s Procedures. When the Procedures state that a proxy issue will be decided on a case-by-case basis, ISS will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and in accordance with the parameters described in these Procedures generally and specifically with the Proxy Voting Guidelines (the “Guidelines”) below. If the Procedures do not address a particular proxy issue, ISS will similarly look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and pursuant to the spirit of the Procedures provided by DMBT. After a proxy has been voted, ISS will create a record of the vote in order to help the Advisers comply with our duties listed under “Availability of Proxy Voting Records and Recordkeeping” below. If a client provides DMBT with its own proxy voting guidelines, DMBT will forward the client’s guidelines to ISS who will follow the steps above to vote the client’s proxies pursuant to the client’s guidelines.

The Committee is responsible for overseeing the operations of ISS in regards to proxy voting for DMBT’s clients and will attempt to ensure that ISS is voting proxies pursuant to the Procedures. There may be times when one of the Advisers believes that the best interests of the client will be better served if the Adviser votes a proxy counter to how ISS is suggesting to vote the proxy. In those cases, the Committee will usually review the research provided by ISS on the particular issue, and it may also conduct its own research or solicit additional research from another third party on the issue. After gathering this information and possibly discussing the issue with other relevant parties, the Committee will use the information they have gathered to make a determination of how to vote on the issue in a manner which the Committee believes is consistent with DMBT’s Procedures and in the best interests of the client.

The Advisers will attempt to process every vote for proxy statements which it or its agents receive when a client has given the Adviser the authority and direction to vote such proxies. However, there are situations in which the Adviser may not be able to process a proxy. For example, an Adviser may not be given enough time to process a vote because the Adviser or its agents received a proxy statement in an untimely manner. The Advisers will make every effort to avoid a situation where it is unable to vote a proxy.

COMPANY MANAGEMENT RECOMMENDATIONS

When determining whether to invest in a particular company, one of the factors the Advisers may consider is the quality and depth of the company’s management. As a result, DMBT believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, DMBT’s votes are cast in accordance with the recommendations of the company’s management. However, DMBT will normally vote against management’s position when it runs counter to the Guidelines, and

DMBT will also vote against management’s recommendation when such position is not in the best interests of DMBT’s clients.

CONFLICTS OF INTEREST

As a matter of policy, the Committee and any other officers, directors, employees and affiliated persons of DMBT will not be influenced by outside sources who have interests which conflict with the interests of DMBT’s clients when voting proxies for such clients. However, in order to ensure that DMBT votes proxies in the best interests of the client, DMBT has established various systems described below to properly deal with a material conflict of interest.

Almost all of the proxies which DMBT receives on behalf of its clients are voted by ISS in accordance with these pre-approved Procedures. As stated above, these Procedures are reviewed and approved by the Committee during the first quarter of the calendar year and at other necessary times, and the Procedures are then utilized by ISS going forward to vote client proxies. The Committee approves the Procedures only after it has determined that the Procedures are designed to help DMBT vote proxies in a manner consistent with the goal of voting in the best interests of its clients. Because the majority of client proxies are voted by ISS pursuant to the pre-determined Procedures, DMBT usually makes no actual determination of how to vote a particular proxy, and therefore, the proxy votes made on behalf of clients are not a product of a conflict of interest for DMBT.

In the limited instances where DMBT is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if they are aware of any possible conflict of interest involving DMBT or affiliated persons of DMBT. If there is no perceived conflict of interest, the Committee will then vote the proxy according to the process described in “Procedures for Voting Proxies” above. If at least one member of the Committee has actual knowledge of a conflict of interest, the Committee will use another independent third party to do additional research on the particular issue in order to make a recommendation to the Committee of how to vote the proxy in the best interests of the client. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to make a determination of how to vote the issue in a manner which the Committee believes is consistent with DMBT’s Procedures and in the best interests of the client. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy or they will be required to vote the proxy in accordance with ISS’s original recommendation.

AVAILABILITY OF PROXY VOTING INFORMATION AND RECORDKEEPING

Clients of DMBT will be told to contact their client service representative in order to obtain information from DMBT on how their securities were voted. At the beginning of a new relationship with a client, DMBT will provide clients with a concise summary of DMBT’s proxy voting process and will inform clients of how they can obtain a copy of the complete Procedures upon request. The information described in the preceding two sentences will be included in Part II of DMBT’s Form ADV which is delivered to each new client prior to the commencement of investment management services. Existing clients will also be provided with the above information.

DMBT will also retain extensive records regarding proxy voting on behalf of clients. DMBT will keep records of the following items: (i) the Procedures; (ii) proxy statements received regarding client securities (via hard copies held by ISS or electronic filings from the SEC’s EDGAR filing system); (iii) records of votes cast on behalf of DMBT’s clients (via ISS); (iv) records of a client’s written request for information on how DMBT voted proxies for the client, and any DMBT written response to an oral or written client request for information on how DMBT voted proxies for the client; and (v) any documents prepared by DMBT that were material to making a decision how to vote or that memorialized the basis for that decision. These records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, such records will be stored at the offices of DMBT.

PROXY VOTING GUIDELINES

The following Guidelines summarize DMBT’s positions on various issues and give a general indication as to how the Advisers will vote shares on each issue. The Proxy Committee has reviewed the Guidelines and determined that voting proxies pursuant to the Guidelines should be in the best interests of the client and should facilitate the goal of maximizing the value of the client’s investments. Although the Advisers will usually vote proxies in accordance with these Guidelines, the Advisers reserve the right to vote certain issues counter to the Guidelines if, after a thorough review of the matter, the Adviser determines that a client’s best interests would be served by such a vote. Moreover, the list of Guidelines below is not exhaustive and does not include all potential voting issues. To the extent that the Guidelines do not cover potential voting issues, the Advisers will vote on such issues in a manner that is consistent with the spirit of the Guidelines below and that promotes the best interests of the client. DMBT’s Guidelines are listed immediately below and are organized by the types of issues that could possibly be brought up in a proxy statement:

1.	Operational Items

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements

Generally vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

Generally vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

Generally vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting

Generally vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Generally vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors

Generally vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Generally vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

Transact Other Business

Generally vote AGAINST proposals to approve other business when it appears as voting item.

2.	Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors’ investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse

•	Implement or renew a dead-hand or modified dead-hand poison pill

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

•	Failed to act on takeover offers where the majority of the shareholders tendered their shares

•	Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

•	Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

•	Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Age Limits

Generally vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Board Size

Generally vote FOR proposals seeking to fix the board size or designate a range for the board size.

Generally vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

Generally vote AGAINST proposals to classify the board.

Generally vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Generally vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

Generally vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Generally vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

•	Only if the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Generally vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors

Generally vote AGAINST proposals that provide that directors may be removed only for cause.

Generally vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

•	Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

•	Majority of independent directors on board

•	All-independent key committees

•	Committee chairpersons nominated by the independent directors

•	CEO performance reviewed annually by a committee of outside directors

•	Established governance guidelines

•	Company performance.

Majority of Independent Directors/Establishment of Committees

Generally vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Generally vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Stock Ownership Requirements

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While DMBT favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Term Limits

Generally vote AGAINST shareholder proposals to limit the tenure of outside directors.

2.	Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry; management’s track record

•	Background to the proxy contest

•	Qualifications of director nominees (both slates)

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where DMBT votes in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting

Generally vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Generally vote FOR management proposals to adopt confidential voting.

3.	Anti-takeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent

Generally vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Generally vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills

Generally vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Generally vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Generally vote AGAINST proposals to require a supermajority shareholder vote.

Generally vote FOR proposals to lower supermajority vote requirements.

5.	Mergers and Corporate Restructuring

Appraisal Rights

Generally vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price

•	Fairness opinion

•	Financial and strategic benefits

•	How the deal was negotiated

•	Conflicts of interest

•	Other alternatives for the business

•	Noncompletion risk.

Asset Sales

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Impact on the balance sheet/working capital

•	Potential elimination of diseconomies

•	Anticipated financial and operating benefits

•	Anticipated use of funds

•	Value received for the asset

•	Fairness opinion

•	How the deal was negotiated

•	Conflicts of interest.

Bundled Proposals

Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals.

In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Generally vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest.

Generally vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

•	The reasons for the change

•	Any financial or tax benefits

•	Regulatory benefits

•	Increases in capital structure

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, generally vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

•	Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeezeouts)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

Joint Ventures

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

Liquidations

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Generally vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

•	Prospects of the combined company, anticipated financial and operating benefits

•	Offer price

•	Fairness opinion

•	How the deal was negotiated

•	Changes in corporate governance

•	Change in the capital structure

•	Conflicts of interest.

Private Placements/Warrants/Convertible Debentures

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders’ position, terms of the offer, financial issues, management’s efforts to pursue other alternatives, control issues, and conflicts of interest.

Generally vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spin-offs

Votes on spin-offs should be considered on a CASE-BY-CASE basis depending on:

•	Tax and regulatory advantages

•	Planned use of the sale proceeds

•	Valuation of spin-off

•	Fairness opinion

•	Benefits to the parent company

•	Conflicts of interest

•	Managerial incentives

•	Corporate governance changes

•	Changes in the capital structure.

Value Maximization Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6.	State of Incorporation

Control Share Acquisition Provisions

Generally vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Generally vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Generally vote FOR proposals to restore voting rights to the control shares.

Control Share Cashout Provisions

Generally vote FOR proposals to opt out of control share cashout statutes.

Disgorgement Provisions

Generally vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions

Generally vote FOR proposals to opt out of state freezeout provisions.

Greenmail

Generally vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Generally vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions

Generally vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

State Anti-takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.	Capital Structure

Adjustments to Par Value of Common Stock

Generally vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Generally vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Generally vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Generally vote AGAINST proposals to create a new class of common stock with superior voting rights.

Generally vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan

Generally vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock

Generally vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Generally vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Generally vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Generally vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Recapitalization

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits

Generally vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Generally vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs

Generally vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

Generally vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spin-off.

8. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

•	Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

•	Cash compensation, and

•	Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Director Compensation

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Generally vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans

Generally vote AGAINST retirement plans for nonemployee directors.

Generally vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation.

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Generally vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is ten percent or less.

Generally vote AGAINST employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value, or

•	Offering period is greater than 27 months, or

•	VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Generally vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Generally vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

Generally vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

Generally vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

Generally vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Generally vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Generally vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Generally vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options

Vote CASE-BY-CASE on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), taking into account:

•	Whether the proposal mandates that all awards be performance-based

•	Whether the proposal extends beyond executive awards to those of lower-ranking employees

•	Whether the company’s stock-based compensation plans meet ISS’s SVT criteria and do not violate our repricing guidelines

Golden and Tin Parachutes

Generally vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

•	The parachute should be less attractive than an ongoing employment opportunity with the firm

•	The triggering mechanism should be beyond the control of management

•	The amount should not exceed three times base salary plus guaranteed benefits

9.	Social and Environmental Issues

CONSUMER ISSUES AND PUBLIC SAFETY

Animal Rights

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

•	The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

•	The availability and feasibility of alternatives to animal testing to ensure product safety, and

•	The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

•	The company has already published a set of animal welfare standards and monitors compliance

•	The company’s standards are comparable to or better than those of peer firms, and

•	There are no serious controversies surrounding the company’s treatment of animals

Drug Pricing

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

•	Whether the proposal focuses on a specific drug and region

•	Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

•	The extent that reduced prices can be offset through the company’s marketing budget without affecting R&D spending

•	Whether the company already limits price increases of its products

•	Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

•	The extent that peer companies implement price restraints

Genetically Modified Foods

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company’s products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

•	The costs and feasibility of labeling and/or phasing out

•	The nature of the company’s business and the proportion of it affected by the proposal

•	The proportion of company sales in markets requiring labeling or GMO-free products

•	The extent that peer companies label or have eliminated GMOs

•	Competitive benefits, such as expected increases in consumer demand for the company’s products

•	The risks of misleading consumers without federally mandated, standardized labeling

•	Alternatives to labeling employed by the company.

Generally vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Generally vote AGAINST proposals to completely phase out GMOs from the company’s products. Such resolutions presuppose that there are proven health risks to GMOs—an issue better left to federal regulators—which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company’s products, taking into account:

•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution

•	The extent that peer companies have eliminated GMOs

•	The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

•	Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

•	The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Generally vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company’s strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

Handguns

Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

Predatory Lending

Vote CASE-BY CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

•	Whether the company has adequately disclosed the financial risks of its subprime business

•	Whether the company has been subject to violations of lending laws or serious lending controversies

•	Peer companies’ policies to prevent abusive lending practices.

Tobacco

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

☐	Second-hand smoke:

•	Whether the company complies with all local ordinances and regulations

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness

•	The risk of any health-related liabilities.

Advertising to youth:

•	Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

•	Whether the company has gone as far as peers in restricting advertising

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

•	Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

•	The percentage of the company’s business affected

•	The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spin-off tobacco-related businesses:

•	The percentage of the company’s business affected

•	The feasibility of a spin-off

•	Potential future liabilities related to the company’s tobacco business.

Stronger product warnings:

Generally vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Generally vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

Arctic National Wildlife Refuge

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

•	Whether there are publicly available environmental impact reports;

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

•	The current status of legislation regarding drilling in ANWR.

CERES Principles

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

•	The company’s current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

•	The company’s environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

•	Environmentally conscious practices of peer companies, including endorsement of CERES

•	Costs of membership and implementation.

Environmental Reports

Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR reports on the level of greenhouse gas emissions from the company’s operations and products, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business. However, additional reporting may be warranted if:

•	The company’s level of disclosure lags that of its competitors, or

•	The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business and the percentage affected

•	The extent that peer companies are recycling

•	The timetable prescribed by the proposal

•	The costs and methods of implementation

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

•	The nature of the company’s business and the percentage affected

•	The extent that peer companies are switching from fossil fuels to cleaner sources

•	The timetable and specific action prescribed by the proposal

•	The costs of implementation

•	The company’s initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business.

GENERAL CORPORATE ISSUES

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

•	The relevance of the issue to be linked to pay

•	The degree that social performance is already included in the company’s pay structure and disclosed

•	The degree that social performance is used by peer companies in setting pay

•	Violations or complaints filed against the company relating to the particular social performance measure

•	Artificial limits sought by the proposal, such as freezing or capping executive pay

•	Independence of the compensation committee

•	Current company pay levels.

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	The company is in compliance with laws governing corporate political activities, and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Generally vote AGAINST proposals to report or publish in newspapers the company’s political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Generally vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Generally vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Generally vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

China Principles

Generally vote AGAINST proposals to implement the China Principles unless:

•	There are serious controversies surrounding the company’s China operations, and

•	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

•	The nature and amount of company business in that country

•	The company’s workplace code of conduct

•	Proprietary and confidential information involved

•	Company compliance with U.S. regulations on investing in the country

•	Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

•	The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

•	Agreements with foreign suppliers to meet certain workplace standards

•	Whether company and vendor facilities are monitored and how

•	Company participation in fair labor organizations

•	Type of business

•	Proportion of business conducted overseas

•	Countries of operation with known human rights abuses

•	Whether the company has been recently involved in significant labor and human rights controversies or violations

•	Peer company standards and practices

•	Union presence in company’s international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

•	The company does not operate in countries with significant human rights violations

•	The company has no recent human rights controversies or violations, or

•	The company already publicly discloses information on its vendor standards compliance.

MacBride Principles

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

•	Company compliance with or violations of the Fair Employment Act of 1989

•	Company anti-discrimination policies that already exceed the legal requirements

•	The cost and feasibility of adopting all nine principles

•	The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

•	The potential for charges of reverse discrimination

•	The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

•	The level of the company’s investment in Northern Ireland

•	The number of company employees in Northern Ireland

•	The degree that industry peers have adopted the MacBride Principles

•	Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

Foreign Military Sales/Offsets

Generally vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

•	Whether the company has in the past manufactured landmine components

•	Whether the company’s peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

•	What weapons classifications the proponent views as cluster bombs

•	Whether the company currently or in the past has manufactured cluster bombs or their components

•	The percentage of revenue derived from cluster bomb manufacture

•	Whether the company’s peers have renounced future production

Nuclear Weapons

Generally vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Spaced-Based Weaponization

Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:

•	The information is already publicly available or

•	The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

Board Diversity

Generally vote FOR reports on the company’s efforts to diversify the board, unless:

•	The board composition is reasonably inclusive in relation to companies of similar size and business or

•	The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

•	The degree of board diversity

•	Comparison with peer companies

•	Established process for improving board diversity

•	Existence of independent nominating committee

•	Use of outside search firm

•	History of EEO violations.

Equal Employment Opportunity (EEO)

Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:

•	The company has well-documented equal opportunity programs

•	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

•	The company has no recent EEO-related violations or litigation.

Generally vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

•	The composition of senior management and the board is fairly inclusive

•	The company has well-documented programs addressing diversity initiatives and leadership development

•	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

•	The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation

Vote CASE-BY-CASE on proposals to amend the company’s EEO policy to include sexual orientation, taking into account:

•	Whether the company’s EEO policy is already in compliance with federal, state and local laws

•	Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

•	The industry norm for including sexual orientation in EEO statements

•	Existing policies in place to prevent workplace discrimination based on sexual orientation

Generally vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10.	Mutual Fund Proxies

Election of Directors

Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

•	Board structure

•	Director independence and qualifications

•	Attendance at board and committee meetings.

Votes should be withheld from directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

•	Are interested directors and sit on the audit or nominating committee, or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Convert Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity

•	Votes on related proposals.

Proxy Contests

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the issues

•	Past shareholder activism, board activity, and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of directors

•	Experience and skills of director candidates

•	Governance profile of the company

•	Evidence of management entrenchment

Investment Advisory Agreements

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance compared to peers

•	Resulting fees relative to peers

•	Assignments (where the advisor undergoes a change of control).

Approve New Classes or Series of Shares

Generally vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for anti-takeover purposes.

1940 Act Policies

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Change Fundamental Restriction to Nonfundamental Restriction

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

•	The fund’s target investments

•	The reasons given by the fund for the change

•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

Generally vote AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.

Name Change Proposals

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification

Votes on changes in a fund’s subclassification should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Strategies employed to salvage the company

•	The fund’s past performance

•	Terms of the liquidation.

Changes to the Charter Document

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation

•	Regulatory standards and implications.

Generally vote AGAINST any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

•	Removal of shareholder approval requirement for amendments to the new declaration of trust

•	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares

•	Removal of shareholder approval requirement to engage in and terminate sub-advisory arrangements

•	Removal of shareholder approval requirement to change the domicile of the fund

Change the Fund’s Domicile

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	Increased flexibility available.

Authorize the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement.

Master-Feeder Structure

Generally vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where DMBT recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the advisor’s management.

JULIUS BAER INVESTMENT MANAGEMENT INC.

VOTING POLICY AND PROCEDURES

GENERAL POLICY

It is the policy of Julius Baer Investment Management Inc. (“JBIM”) to consider and vote each proxy proposal in the best interests of clients and account beneficiaries with respect to securities held in the accounts of all clients for JBIM provides discretionary investment management services and have authority to vote their proxies.

JBIM may vote proxies as part of its authority to manage, acquire and dispose of account assets. JBIM will not vote proxies if the advisory agreement does not provide for JBIM to vote proxies or the “named fiduciary” for an account has explicitly reserved the authority for itself.

When voting proxies for client accounts, JBIM’s primary objective is to make voting decisions solely in the best interests of clients and account beneficiaries. In fulfilling its obligations to clients, JBIM will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. If appropriate to do so, JBIM may employ an independent service provider to vote a proxy or to advise in the voting of a proxy. In certain situations, a client or its fiduciary may provide JBIM with a statement of proxy voting policy. In these situations, JBIM will generally seek to comply with such policy to the extent it would not be inconsistent with the fiduciary responsibility of JBIM.

PROCEDURES FOR VOTING PROXIES

These procedures are adopted by the Investment Policy Committee pursuant to the policy cited above and are hereby delegated to the Proxy Committee. The Proxy Committee may consist of executive, investment, compliance, legal and operations personnel. The Proxy Committee will review these procedures on a yearly basis and make such changes as it believes are necessary to maintain compliance with applicable federal securities regulations.

To assist JBIM in its responsibility for voting proxies and to ensure consistency in voting proxies on behalf of its clients, JBIM has retained the proxy voting and recording services of Institutional Shareholder Services (“ISS”). ISS is an independent third-party service that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to JBIM include in-depth research, issuer analysis, and voting recommendations as well as vote execution, reporting, and recordkeeping.

Both ISS and the client’s custodian monitor corporate events for JBIM. In some instances, Bank Julius Baer & Co. Ltd., New York Branch may also serve as the custodian. If JBIM is not the custodian, then JBIM will give direction to the client’s outside custodian to forward the proxy statements to ISS to vote the proxy. JBIM’s Operations Department will notify ISS of all new and existing client accounts that have delegated proxy voting authorization to JBIM. In addition, JBIM’s Client Administrative Services will notify the firm’s Operations Department of any changes to existing client accounts with respect to proxy voting obligations. JBIM’s Operations Department will provide all necessary information to ISS and to the client’s custodian in order to facilitate ISS tracking clients’ proxy statements and ballots, reconciling the share amounts reflected on the proxy ballot with client account holdings, to electronically vote such ballots, and maintaining the required records which detail the manner in which ISS has voted JBIM client account proxies.

EVALUATION AND VOTING

The Proxy Committee shall designate one or more employees of JBIM (each a “designated employee”) to review each proxy received by JBIM for which JBIM has the responsibility to vote and to ensure that all proxies are voted according to JBIM’s guidelines.

JBIM’s guidelines and voting actions shall generally follow the ISS Proxy Voting Guideline (attached in Schedule A) recommendations in voting proxies, a proxy voting service to which we subscribe except where ISS recommends voting against director nominees who are currently officers or directors of affiliates of JBIM and its ultimate parent company, Julius Baer Holdings Ltd.

In the event that JBIM does not follow the ISS Proxy Voting Guideline recommendations or instances where ISS does not provide a recommendation, then the designated employee will maintain written record with respect to each proxy setting out:

1.	The issues presented in the proxy materials;

2.	The interests of JBIM and its affiliates, if any, in those issues;

3.	The recommendations of ISS, if any;

4.	How the proxy will be voted through ISS’s proxy services; and

5.	If applicable, why the proxy was voted contrary to ISS recommendations.

The record will include any external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. Where an apparent conflict of interest exists, or where the designated employee requires additional guidance, the nature and circumstances of the proxy will be brought to the attention of the Proxy Committee, which will determine how the proxy will be voted. The Proxy Committee may submit the matter to the Investment Policy Committee for direction to the voting of the proxy.

In cases where a client has asked JBIM for advice with respect to a proxy, the designated employee will submit a memorandum containing the recommendation to the Proxy Committee, which will:

1.	Endorse the memorandum for delivery to the client;

2.	Return the memorandum for further consideration; or

3.	In the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Investment Policy Committee for direction with respect to the advice JBIM should provide to the client with respect to the proxy.

CONFLICTS OF INTEREST

JBIM will maintain a list of those companies which issue publicly traded securities and with which affiliates of JBIM and its parent company, JBIM Bankshares Corporation, have such a relationship that proxies presented with respect to those companies may, or may be perceived to give rise to a conflict of interest between JBIM and its clients.

The term “conflict of interest” refers to a situation in which affiliates of JBIM and its ultimate parent company, Julius Baer Holdings Ltd., have a financial interest in a matter presented by a proxy other than the obligation JBIM incurs as investment adviser and any other client which may compromise JBIM’s freedom of judgment and action with respect to the voting of the proxy. Examples of such a situation include:

1.	Companies affiliated with directors of JBIM, Julius Baer Holdings Ltd. or their affiliates;

2.	Companies affiliated with officers of JBIM Julius Baer Holdings Ltd. or their affiliates; and

3.	Companies that maintain significant business relationships with JBIM or Julius Baer Holdings Ltd. or their affiliates, or with which JBIM or Julius Baer Holdings Ltd. or their affiliate is actively seeking a significant business relationship.

Proxies that are received from companies on the list will be directed by the designated employee to the Proxy Committee for its review and consideration. The Proxy Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, JBIM’s commitment to vote proxies in the best interests of client accounts, how the proxy will be voted.

If it is appropriate to do so, the Proxy Committee will follow the ISS Proxy Voting Guidelines recommendation when a potential of conflict of interest exists in order to act in the best interests of JBIM’s clients and account beneficiaries. In rare instances, the Proxy Committee may decline to vote the proxy when the cost of addressing the potential conflict of interest is greater than the benefit to the Funds or any other clients of voting the proxy.

All votes submitted by JBIM on behalf of its clients are not biased in any way by other clients of JBIM. For example, the fact that XYZ Corporation is a client of JBIM does not impact the proxy voting of XYZ stock that may be held in the portfolios of other clients. All proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power (unless otherwise directed by a client with respect to that client’s stock).

REPORTING AND DISCLOSURE FOR JBIM

Once each year, JBIM shall include in its presentation materials to the Boards of Directors of the investment companies which it serves as investment adviser, a record of each proxy voted with respect to portfolio securities of the investment companies during the year. With respect to those proxies that JBIM has identified as involving a conflict of interest, JBIM Capital Advisors, Inc. shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

JBIM shall disclose within its Form ADV how other clients can obtain information on how their securities were voted. JBIM shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request.

RECORDKEEPING

JBIM shall retain records relating to the voting of proxies, including:

1.	A copy of this proxy voting policy and procedures and ISS Proxy Voting Guidelines relating to the voting of proxies.

2.	A copy of each proxy statement received by JBIM regarding portfolio securities in JBIM client accounts.

3.	A record of each vote cast by JBIM on behalf of a client.

4.	A copy of each written client request for information on how JBIM voted proxies on behalf of the client account, and a copy of any written response by JBIM to the client account.

5.	A copy of any document prepared by JBIM that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.

JBIM shall rely on proxy statements filed on the SEC’s EDGAR system instead of maintain its own copies and on proxy statements and records of proxy votes cast by JBIM maintained at ISS. JBIM shall obtain an undertaking from ISS to provide a copy of the documents promptly upon request.

These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of JBIM.

MORGAN STANLEY INVESTMENT MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

(May 30, 2003)

I.	POLICY STATEMENT

Introduction - Morgan Stanley Investment Management’s (“MSIM”) policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates”).

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the “MSIM Funds”), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy unless to do so it would be inconsistent with applicable laws or regulations or the MSIM Affiliate’s fiduciary responsibility.

Proxy Research Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services (“ISS”) and the Investor Responsibility Research Center (“IRRC”) have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM’s Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

Voting Proxies for certain Non-US Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate’s ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate’s voting instructions. As a result, clients’ non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients’ non-US proxies.

II.	GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III.	GUIDELINES

A.	Management Proposals

1.	When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

•	Selection or ratification of auditors.

•	Approval of financial statements, director and auditor reports.

•	Election of Directors.

•	Limiting Directors’ liability and broadening indemnification of Directors.

•	Requirement that a certain percentage (up to 66 2/3%) of its Board’s members be comprised of independent and unaffiliated Directors.

•	Requirement that members of the company’s compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

•	Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

•	General updating/corrective amendments to the charter.

•	Elimination of cumulative voting.

•	Elimination of preemptive rights.

•	Provisions for confidential voting and independent tabulation of voting results.

•	Proposals related to the conduct of the annual meeting except those proposals that relate to the “transaction of such other business which may come before the meeting.”

2.	The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

Capitalization changes

•	Capitalization changes that eliminate other classes of stock and voting rights.

•	Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

•	Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

•	Proposals for share repurchase plans.

•	Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Proposals to effect stock splits.

•	Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

Compensation

•	Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

•	Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

•	Establishment of Employee Stock Option Plans and other employee ownership plans.

Anti-Takeover Matters

•	Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

•	Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

3.	The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

•	Capitalization changes that add classes of stock that which substantially dilute the voting interests of existing shareholders.

•	Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

•	Creation of “blank check” preferred stock.

•	Changes in capitalization by 100% or more.

•	Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

•	Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

•	Proposals to indemnify auditors.

4.	The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

5.	Corporate Transactions

•	Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates’ research and analysis, based on, among other things, MSIM internal company-specific knowledge.

•	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

•	Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

•	Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

(i)	Whether the stock option plan is incentive based;

(ii)	For mature companies, should be no more than 5% of the issued capital at the time of approval;

(iii)	For growth companies, should be no more than 10% of the issued capital at the time of approval.

Anti-Takeover Provisions

•	Proposals requiring shareholder ratification of poison pills.

•	Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.	Shareholder Proposals

1.	The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

•	Requiring auditors to attend the annual meeting of shareholders.

•	Requirement that members of the company’s compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

•	Requirement that a certain percentage of its Board’s members be comprised of independent and unaffiliated Directors.

•	Confidential voting.

•	Reduction or elimination of supermajority vote requirements.

2.	The following shareholder proposals will be voted as determined by the Proxy Review Committee.

•	Proposals that limit tenure of directors.

•	Proposals to limit golden parachutes.

•	Proposals requiring directors to own large amounts of stock to be eligible for election.

•	Restoring cumulative voting in the election of directors.

•	Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission (“SEC”) regulations.

•	Proposals that limit retirement benefits or executive compensation.

•	Requiring shareholder approval for bylaw or charter amendments.

•	Requiring shareholder approval for shareholder rights plan or poison pill.

•	Requiring shareholder approval of golden parachutes.

•	Elimination of certain anti-takeover related provisions.

•	Prohibit payment of greenmail.

3.	The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

•	Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

•	Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

•	Proposals that require inappropriate endorsements or corporate actions.

IV.	ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.	Proxy Review Committee

1.	The MSIM Proxy Review Committee (“Committee”) is responsible for creating and implementing MSIM’s Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

(a)	The Committee, which will consist of members designated by MSIM’s Chief Investment Officer, is responsible for establishing MSIM’s proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

(b)	The Committee will periodically review and have the authority to amend as necessary MSIM’s proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

(c)	The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM’s Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM’s Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

(d)	The Committee will meet on an ad hoc basis to (among other matters): (1) authorize “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

(e)	In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

(f)	The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board’s next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

(g)	The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

BOYD WATTERSON ASSET MANAGEMENT, LLC

PROXY VOTING POLICY AND PROCEDURES

(July 2003)

GENERAL POLICY

It is the policy of Boyd Watterson Asset Management, LLC (“BWAM”) to consider and vote each proxy proposal in the best interests of clients and account beneficiaries with respect to securities held in the accounts of clients for whom Boyd Watterson Asset Management, LLC provides discretionary investment management services and have authority to vote their proxies.

BWAM may vote proxies as part of its authority to manage, acquire and dispose of account assets. BWAM will not vote proxies if the advisory agreement does not provide for BWAM to vote proxies or the “named fiduciary” for an account has explicitly reserved the authority for itself.

When voting proxies for client accounts, BWAM’s primary objective is to make voting decisions solely in the best interests of clients and account beneficiaries. In fulfilling its obligations to clients, BWAM will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. If appropriate to do so, BWAM may employ an independent service provider to vote a proxy or to advise in the voting of a proxy. In certain situations, a client or its fiduciary may provide BWAM with a statement of proxy voting policy. In these situations, BWAM will seek to comply with such policy to the extent it would not be inconsistent with the fiduciary responsibility of BWAM.

Procedures for Voting Proxies

These procedures are adopted by the Investment Policy Committee pursuant to the policy cited above and are hereby delegated to the Proxy Committee. The Proxy Committee may consist of executive, investment, compliance, and operations personnel. The Proxy Committee will review these procedures on a yearly basis and make such changes as it believes are necessary to maintain compliance with applicable federal securities regulations.

To assist BWAM in its responsibility for voting proxies and to ensure consistency in voting proxies on behalf of its clients, BWAM has retained the proxy voting and recording services of ProxyEdge (“PE”). PE is an independent third-party service that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BWAM include vote execution, reporting, and recordkeeping.

BWAM notifies the client’s custodian to forward proxies to PE and BWAM will notify PE of any changes to existing client accounts with respect to proxy voting obligations.

Evaluation and Voting

The Proxy Committee shall designate one or more employees of BWAM (each a “designated employee”) to review each proxy received by BWAM for which BWAM has the responsibility to vote and to ensure that all proxies are voted according to BWAM’s guidelines.

The designated employee will maintain a written record with respect to each proxy setting out:

1.	The issues presented in the proxy materials;

2.	The interests of BWAM, if any, in those issues;

3.	How the proxy was voted through PE’s proxy services;

The record will include any external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. Where an apparent conflict of interest exists, or where the designated employee requires additional guidance, the nature and circumstances of the proxy will be brought to the attention of the Proxy Committee, which will determine how the proxy will be voted. The Proxy Committee may submit the matter to the Investment Policy Committee for direction to the voting of the proxy.

In cases where a client has asked BWAM for advice with respect to a proxy, the designated employee will submit a memorandum containing the recommendation to the Proxy Committee, which will:

1.	Endorse the memorandum for delivery to the client;

2.	Return the memorandum for further consideration; or

3.	In the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Investment Policy Committee for direction with respect to the advice BWAM should provide to the client with respect to the proxy.

Conflicts of Interest

The term “conflict of interest” refers to a situation in which Boyd Watterson Asset Management, LLC has a financial interest in a matter presented by a proxy other than the obligation BWAM incurs as investment adviser and any other client which may compromise BWAM’s freedom of judgment and action with respect to the voting of the proxy. Examples of such a situation include:

1.	Companies affiliated with directors or offices of BWAM.

2.	Companies that maintain significant business relationships with BWAM or their affiliate is actively seeking a significant business relationship.

Proxies that are received from companies on the list will be directed by the designated employee to the Proxy Committee for its review and consideration. The Proxy Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, BWAM’s commitment to vote proxies in the best interests of client accounts, how the proxy will be voted.

All votes submitted by BWAM on behalf of its clients are not biased in any way by other clients of BWAM. For example, the fact that XYZ Corporation is a client of BWAM does not impact the proxy voting of XYZ stock that may be held in the portfolios of other clients. All proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power (unless otherwise directed by a client with respect to that client’s stock).

Reporting and Disclosure for Boyd Watterson Asset Management, LLC

Once each year, the Proxy Committee shall report to the Investment Policy Committee a record of each proxy voted during the year. With respect to those proxies that have been identified as involving a conflict of interest, the Proxy Committee shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

Boyd Watterson Asset Management, LLC shall disclose within its Form ADV how clients can obtain information on how their securities were voted. Boyd Watterson Asset Management, LLC Inc. shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request.

Recordkeeping

BWAM and PE shall retain records relating to the voting of proxies, including:

1.	A copy of this proxy voting policy and procedures.

2.	A copy of each proxy statement received by BWAM regarding portfolio securities in BWAM client accounts.

3.	A record of each vote cast by BWAM on behalf of a client.

4.	A copy of each written client request for information on how BWAM voted proxies on behalf of the client account, and a copy of any written response by BWAM to the client account.

5.	A copy of any document prepared by BWAM that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.

BWAM shall rely on proxy statements filed on the SEC’s EDGAR system instead of maintaining its own copies and on proxy statements and records of proxy votes cast by BWAM maintained at PE. BWAM shall obtain an undertaking from PE to provide a copy of the documents promptly upon request.

These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of BWAM.

PART C. OTHER INFORMATION

Item 23.	Exhibits.

(a) (1) Articles of Incorporation of Registrant dated February 23, 1989 and recorded in the State of Maryland on March 7, 1989 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(2) Notice of Change of Resident Agent and Principal Office Address, dated May 17, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(3) Articles Supplementary dated October 15, 1990 and recorded in the State of Maryland on October 30, 1990 are incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(4) Articles Supplementary dated January 16, 1992 and recorded in the State of Maryland on January 28, 1992 are incorporated herein by reference to Exhibit (1)(d) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(5) Articles Supplementary dated June 23, 1993 and recorded in the State of Maryland on June 25, 1993 are incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(6) Articles Supplementary dated May 31, 1994 and recorded in the State of Maryland on June 23, 1994 are incorporated herein by reference to Exhibit (1)(f) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(7) Articles Supplementary dated November 22, 1995 and recorded in the State of Maryland on November 27, 1995 are incorporated herein by reference to Exhibit (1)(g) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(8) Articles Supplementary dated June 8, 1997 and recorded in the State of Maryland on June 19, 1997 are incorporated herein by reference to Exhibit (1)(h) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(9) Articles Supplementary dated February 13, 1998 and recorded in the State of Maryland on February 23, 1998 relating to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds is incorporated herein by reference to Exhibit (1)(i) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(10) Articles Supplementary dated March 23, 2000 and recorded in the State of Maryland on March 27, 2000 are incorporated herein by reference to Exhibit (a)(10) of Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on April 14, 2000.

(11) Articles Supplementary dated July 6, 2001 and recorded in the State of Maryland on July 11, 2001 are incorporated herein by reference to exhibit (a)(11) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(12) Articles Supplementary dated August 13, 2002 and recorded in the State of Maryland on August 15, 2002 are incorporated herein by reference to Exhibit (a)(12) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed on September 30, 2003.

(13) Articles Supplementary dated and recorded in the State of Maryland on August 26, 2003 are incorporated herein by reference to Exhibit (a)(13) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(14) Articles Supplementary dated and recorded in the State of Maryland on January 30, 2004 are incorporated herein by reference to Exhibit (a)(14) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 6, 2004.

(15) Registrant’s Articles Supplementary+

(b) (1) Bylaws of Registrant are incorporated herein by reference to Exhibit (2)(a) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(2) Amendment to Bylaws adopted April 23, 1990 is incorporated herein by reference to Exhibit (2) (b) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(3) Amendment to Bylaws adopted July 17, 1991 is incorporated herein by reference to Exhibit (2)(c) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(4) Amendment to Bylaws adopted January 22, 1996 is incorporated herein by reference to Exhibit (2)(d) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(c) (1) See Article VI, Section 7.2 of Article VII, Article VIII and Section 10.2 and 10.4 of Article X of the Registrant’s Articles of Incorporation incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(2) See Article I, Section 2.1 and 2.11 of Article II, Article IV and Section 6.1 of Article VI of the Registrant’s Bylaws, as amended, incorporated herein by reference to Exhibits (2)(a), (2)(b), (2)(c) and (2)(d) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(d) (1) Advisory Agreement dated as of July 24, 1998 between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Prime Money Market Fund, Government Money Market Fund, Tax-Exempt Money Market Fund, Growth & Income Fund, International Equity Fund, Limited Maturity Bond Fund, Maryland Tax-Exempt Bond Fund, Diversified Real Estate Fund, Equity Income Fund, Equity Growth Fund, Total Return Bond Fund, National Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(2) Addendum No. 1 dated July 5, 2000 to Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Capital Opportunities Fund is incorporated herein by reference to exhibit (d) (2) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on September 1, 2000.

(3) Amendment No. 1 dated April 27, 2001 to Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the International Equity Fund is incorporated herein by reference to exhibit (d) (3) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(4) Assumption and Guarantee dated as of May 11, 2001 between Mercantile-Safe Deposit and Trust Company and Mercantile Capital Advisors, Inc. relating to the Advisory Agreement dated July 24, 1998 between Registrant and Mercantile-Safe Deposit and Trust Company is incorporated herein by reference to exhibit (d) (9) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(5) Addendum No. 2 dated June 16, 2003 to Advisory Agreement between Registrant and Mercantile Capital Advisors, Inc. with respect to the Low Duration Bond Fund is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(6) Addendum No. 3 to Advisory Agreement between Registrant and Mercantile Capital Advisors, Inc. with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 6, 2004.

(7) Expense Limitation Agreement between Registrant and Mercantile Capital Advisors, Inc. with respect to the Dow Jones 100 U.S. Portfolio Fund, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 6, 2004.

(8) Sub-Advisory Agreement dated April 27, 2001 between Mercantile-Safe Deposit and Trust Company and Morgan Stanley Investment Management Limited with respect to the International Equity Fund is incorporated herein by reference to exhibit (d) (7) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(9) Sub-Advisory Agreement dated April 27, 2001 between Mercantile-Safe Deposit and Trust Company and Julius Baer Investment Management Inc. with respect to the International Equity Fund is incorporated herein by reference to exhibit (d) (8) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(10) Sub-Advisory Agreement dated July 31, 2003 between Mercantile Capital Advisors, Inc. and Boyd Watterson Asset Management, LLC, is incorporated herein by reference to exhibit (d) (8) of Post-Effective Amendment No. 33 to Registrant’s Registration statement filed on September 30, 2003.

(11) Sub-Advisory Agreement dated October 10, 2003 between Mercantile Capital Advisors, Inc. and Delaware Management Company, is incorporated herein by reference to exhibit (d) (11) of Post-Effective Amendment No. 35 to Registrant’s Registration statement filed on November 20, 2003.

(e) (1) Distribution Agreement between Registrant and BISYS Fund Services, L.P. dated May 16, 2003, is incorporated herein by reference to exhibit (e)(1) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(2) Amendment dated September 26, 2003 to Distribution Agreement between Registrant and BISYS Fund Services, L.P. with respect to the Low Duration Bond Fund is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(3) Amendment to Distribution Agreement between Registrant and BISYS Fund Services, L.P. with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 6, 2004.

(4) Distribution Agreement between Registrant and Mercantile Investment Services, Inc.+

(f) None.

(g) (1) Custody Agreement between Registrant and Fifth Third Bank, dated April 1, 2003, is incorporated herein by reference to exhibit (g)(1) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(2) Amendment dated September 30, 2003 to Custody Agreement between Registrant and Fifth Third Bank with respect to the Low Duration Bond Fund is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(3) Amendment to Custody Agreement between Registrant and Fifth Third Bank with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 6, 2004.

(4) Global Custody Addendum dated April 1, 2003 to Custody Agreement between Registrant and Fifth Third Bank is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(5) Foreign Custody Manager Agreement dated April 1, 2003 to Custody Agreement between Registrant and Fifth Third Bank, is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(h) (1) Transfer Agency Agreement dated October 25, 2002 between Registrant and BISYS Fund Services, Ohio, Inc., is incorporated herein by reference to exhibit (h)(1) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(2) Amendment dated September 26, 2003 to Transfer Agency Agreement with respect to Low Duration Bond Fund is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(3) Transfer Agency Agreement between Registrant and DST Systems, Inc. with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund+

(4) Administration Agreement between Registrant and Mercantile-Safe Deposit & Trust Company dated May 28, 1993 is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(5) Amendment dated February 27, 1998 to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company is incorporated herein by reference to Exhibit (9)(h) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(6) Amendment dated July 5, 2000 to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (h) (5) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on September 1, 2000.

(7) Assignment, Assumption and Guarantee dated as of May 11, 2001 between Mercantile-Safe Deposit & Trust Company and Mercantile Capital Advisors, Inc. relating to the Administration Agreement dated May 28, 1993 between Registrant and Mercantile-Safe Deposit & Trust

Company is incorporated herein by reference to Exhibit (h) (6) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(8) Amendment dated September 26, 2003 to Schedule A of Administration Agreement between Registrant and Mercantile Capital Advisors, Inc. with respect to Low Duration Bond Fund is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(9) Amendment to Schedule A of Administration Agreement Between Registrant and Mercantile Capital Advisors, Inc. with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund, is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 6, 2004.

(10) Fund Accounting and Blue Sky Services Agreement between Registrant and BISYS Fund Services, Ohio, Inc., dated October 25, 2002, is incorporated herein by reference to exhibit (h)(8) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(11) Amendment dated September 26, 2003 to Fund Accounting and Blue Sky Services Agreement with respect to the Low Duration Bond Fund is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(12) Amendment to the Registrant’s Fund Accounting and Blue Sky Services Agreement and Sub-Administration Agreement, is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 6, 2004.

(13) Renewal of Terms to Revolving Credit Agreement dated August 11, 2003 between Registrant and The Fifth Third Bank is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed on September 30, 2003.

(14) Form of First Amendment to Revolving Credit Agreement with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund, is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 6, 2004.

(i) (1) Opinion and Consent of Counsel dated September 28, 1999 is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on September 28, 1999.

(2) Opinion and Consent of Counsel dated April 14, 2000 is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 25 to Registrant’s Registration Statement filed on April 14, 2000.

(3) Opinion and Consent of Counsel dated July 31, 2002 is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement filed on July 31, 2002.

(4) Opinion and Consent of Counsel dated October 31, 2003 is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(5) Opinion and Consent of Counsel, is incorporated herein by reference to Exhibit (i)(5) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 6, 2004.

(j) (1) Opinion and Consent of Kramer Levin Naftalis & Frankel LLP, is incorporated herein by reference to Exhibit (j) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 6, 2004.

(2) Opinion and Consent of Kramer Levin Naftalis & Frankel LLP†

(k) None.

(l) (1) Purchase Agreement between Registrant and The Winsbury Company dated May 28, 1993 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(2) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated July 31, 1997 is incorporated herein by reference to Exhibit (13)(b) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(3) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Equity Income Fund is incorporated herein by reference to Exhibit (13)(c) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(4) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Equity Growth Fund is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(5) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Total Return Bond Fund is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(6) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the National Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (13)(f) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(7) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Intermediate Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (13)(g) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(8) Purchase Agreement dated July 3, 2000 between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (l) (8) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on September 1, 2000.

(9) Purchase Agreement dated October 31, 2003 between Registrant and BISYS Fund Services Ohio Inc., with respect to the Low Duration Bond Fund is incorporated herein by reference to Exhibit (l) (9) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on November 20, 2003.

(10) Purchase Agreement between Registrant and BISYS Fund Services Limited Partnership, with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio

Fund, is incorporated herein by reference to Exhibit (l)(10) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 6, 2004.

(m) (1) Distribution and Services Plan for Class A Shares Pursuant to Rule 12b-1 and Related Servicing Agreement, is incorporated herein by reference to exhibit (m)(1) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(2) Distribution and Services Plan for Class B Shares Pursuant to Rule 12b-1 and Related Servicing Agreement, is incorporated herein by reference to exhibit (m)(2) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(3) Distribution and Services Plan for Class C Shares Pursuant to Rule 12b-1 and Related Servicing Agreement, is incorporated herein by reference to exhibit (m)(3) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(4) Distribution and Services Plan for Service Shares Pursuant to Rule 12b-1 and Related Servicing Agreement, is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 6, 2004.

(n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 6, 2004.

(o) None.

(p) (1) Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p) (1) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on September 1, 2000.

(2) Code of Ethics of Mercantile Capital Advisors, Inc. is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement filed on July 31, 2002.

(3) Code of Ethics of Delaware Investments is incorporated herein by reference to Exhibit (p) (3) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed on September 30, 2003.

(4) Code of Ethics of Morgan Stanley Investment Management Limited is incorporated herein by reference to Exhibit (p) (4) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(5) Code of Ethics of Julius Baer Investment Management Inc. is incorporated herein by reference to Exhibit (p) (5) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(6) Revised Code of Ethics of Boyd Watterson Asset Management, LLC dated September 29, 2003 is incorporated herein by reference to Exhibit (p) (6) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on November 20, 2003.

(7) Revised Code of Ethics of Mercantile Capital Advisors, Inc. dated January 1, 2004 as amended February 6, 2004, is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 6, 2004.

(8) Revised Code of Ethics of Delaware Investments+

(9) Revised Code of Ethics of Boyd Watterson Asset Management LLC+

(q) Conformed copies of Power of Attorneys+

+	To be filed by amendment.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Inapplicable.

Item 25.	Indemnification.

Indemnification of Registrant’s Advisor against certain losses is provided for in Section 6 of the Advisory Agreement incorporated herein by reference as Exhibit (d)(1). Indemnification of the Registrant’s Administrator is provided for in Section 4 of the Administration Agreement incorporated herein by reference as Exhibit (h)(3); and indemnification of Registrant’s principal underwriter is provided for in Section 3.1 of the Distribution Agreement incorporated herein by reference as Exhibit (e)(1). Section 7.3 of the Registrant’s Articles of Incorporation incorporated herein by reference as Exhibit (a)(1) provides as follows:

(a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution, or agreement make further provision for indemnification of directors, officers, employees, and agents to the fullest extent permitted by the Maryland General Corporation Law.

(c) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission, or proceeding prior to such amendment.

Section 6.2 of the Registrant’s Bylaws incorporated herein by reference as Exhibit (b)(1) provides further as follows:

Indemnification of Directors and Officers.

(a) Indemnification. The Corporation shall indemnify its directors to the fullest extent permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent, or fiduciary of another corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“disabling conduct”).

(b) Advances. Any current or former director or officer of the Corporation claiming indemnification within the scope of this Section 6.2 shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the proceedings to which he is a party in the manner and to the full extent permissible under applicable state corporation laws, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force.

(c) Procedures. On the request of any current or former director or officer requesting indemnification or an advance under this Section 6.2, the Board of Directors shall determine, or cause to be determined, in a manner consistent with applicable state corporation law, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force, whether the standards required by this Section 6.2 have been met.

(d) Other Rights. The indemnification provided by this Section 6.2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Advisor.

(a) Mercantile Capital Advisors, Inc. (“Mercantile Capital”) serves as advisor to the Funds. Mercantile Capital also provides investment advisory services to fiduciary and other managed accounts. Mercantile Capital is an indirect wholly-owned subsidiary of Mercantile Bankshares Corporation, a publicly-held bank holding company, and is registered as an investment advisor under the Investment Advisers Act of 1940. The information required by this Item 26 with respect to each director and officer of Mercantile Capital is incorporated herein by reference to Form ADV and Schedules A and B filed by Mercantile Capital with the Securities and Exchange Commission (File No. 801-60093).

(b) Delaware Management Company, a series of Delaware Management Business Trust (“DMBT”), serves as sub-advisor to the Capital Opportunities Fund. DMBT is a Delaware business trust registered as an investment advisor under the Investment Advisers Act of 1940. The information required by this Item 26 with respect to each director and officer of DMBT is incorporated herein by reference to Form ADV and Schedules A and B filed by DMBT with the Securities and Exchange Commission (File No. 801-32108).

(c) Morgan Stanley Investment Management Limited (“MS Investment Management”) serves as a sub-advisor to the International Equity Fund. MS Investment Management, a wholly-owned subsidiary of Morgan Stanley is registered as an investment advisor under the Investment Advisers Act of 1940 and is regulated by the Investment Management Regulatory Organization (“IMRO”) in the United Kingdom. The information required by this Item 26 with respect to each director and officer of MS Investment Management is incorporated herein by reference to Form ADV and Schedules A and B filed by MS Investment Management with the Securities and Exchange Commission (File No. 801-26847).

(d) Julius Baer Investment Management Inc. (“Julius Baer”) serves as sub-advisor to the International Equity Fund. Julius Baer offers discretionary and non-discretionary account management for institutional clients. Offers are made to major pension/profit sharing funds, corporations, investment companies, investment advisors, banks and insurance companies. Julius Baer, a wholly-owned subsidiary of Julius Baer Securities Inc., is registered as an investment advisor under the Investment Advisers Act of 1940. Julius Baer Securities Inc. is a wholly-owned subsidiary of Julius Baer Holdings, Ltd. The information required by this Item 26 with respect to each director and officer of Julius Baer is incorporated herein by reference to Form ADV and Schedules A and B filed by Julius Baer with the Securities and Exchange Commission (File No. 201-18766).

(e) Boyd Watterson Asset Management LLC (“BWAM”) serves as sub-advisor to the Limited Maturity Bond Fund, Total Return Bond Fund and

Low Duration Bond Fund. BWAM is an indirect wholly-owned subsidiary of Mercantile Bankshares Corporation, a publicly-held bank holding company, and is registered as an investment advisor under the Investment Advisers Act of 1940. The information required by this Item 26 with respect to each director and officer of BWAM is incorporated herein by reference to Form ADV and Schedules A and B filed by BWAM with the Securities and Exchange Commission (File No.801-57468).

Item 27.	Principal Underwriter.

(a) Mercantile Investment Services, Inc. (“MISI”) acts as distributor for Registrant. MISI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. MISI is an indirect wholly-owned subsidiary of The BISYS Group, Inc. BISYS also currently serves as distributor of American Independence Funds Trust, American Performance Funds, AmSouth Funds, BB&T Funds, The Coventry Group, The Eureka Funds, First Focus Funds, Hirtle Callaghan Trust, HSBC Advisor Funds Trust, HSBC Investor Funds and HSBC Investor Portfolios, The Infinity Mutual Funds, Inc., Kensington Funds, LEADER Mutual Funds, Legacy Funds Group, MMA Praxis Mutual Funds, Mercantile Funds, Inc., Old Westbury Funds, Inc., Pacific Capital Funds, USAllianz Variable Insurance Products Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, Vintage Mutual Funds, Inc. and The Willamette Funds each of which is a management investment company.

(b) To the best of Registrant’s knowledge, the partners of BISYS are as follows:

Name and Principal Business Address	Positions and Offices with BISYS	Positions and Offices with Registrant
BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219-3035	Sole General Partner	None

BISYS Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219-3035	Sole Limited Partner	None

Jocelyn E. Fullmer BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219-3035	Executive Representative	None

Richard F. Froio BISYS Fund Services, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110	Supervising Principal	None

(c) None.

Item 28.	Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of:

Mercantile Capital Advisors, Inc.

Two Hopkins Plaza

Baltimore, Maryland 21201

(records relating to its functions as investment advisor and as administrator)

Delaware Management Company

One Commerce Square

Philadelphia, PA 19103

(records relating to its functions as sub-advisor to Registrant’s Capital Opportunities Fund)

Julius Baer Investment Management Inc.

330 Madison Avenue

New York, NY 10017

(records relating to its functions as sub-advisor with respect to the International Equity Fund)

Morgan Stanley Investment Management Limited

25 Cabot Square

Canary Wharf

London E14 4QA England

(records relating to its functions as sub-advisor with respect to the International Equity Fund)

Boyd Watterson Asset Management, LLC

1801 East 9th Street, Suite 1400

Cleveland, OH 44114

(records relating to its functions as sub-advisor with respect to the Limited Maturity Bond Fund, Total Return Bond Fund and Low Duration Bond Fund)

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

(records relating to its functions as custodian)

BISYS Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219-3035

(records relating to its functions as fund accounting agent to all funds and transfer agent to all funds, except the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund)

DST Systems, Inc.

c/o Boston Financial Data Services

66 Brooks Drive

Braintree, MA 02184

(records relating to its function a transfer agent to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund )

Mercantile Investment Services, Inc.

3435 Stelzer Road

Columbus, Ohio 43219-3035

(records relating to its functions as distributor)

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

(records relating to its function as fund counsel)

Item 29.	Management Services.

None.

Item 30.	Undertakings.

Registrant hereby undertakes to provide its Annual Report to Shareholders upon request and without charge to any person to whom a Prospectus for any of its Funds is delivered.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 37 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland, on the 30th day of July, 2004.

MERCANTILE FUNDS, INC. (Registrant)

*/s/ KEVIN A. MCCREADIE
Kevin A. McCreadie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No.37 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

*/s/ KEVIN A. MCCREADIE Kevin A. McCreadie	President (Chief Executive Officer)	July 30, 2004

*/s/ JOHN R. MURPHY John R. Murphy	Chairman of the Board	July 30, 2004

*/s/ DECATUR H. MILLER Decatur H. Miller	Director	July 30, 2004

*/s/ EDWARD D. MILLER Edward D. Miller	Director	July 30, 2004

*/s/ GEORGE R. PACKARD, III George R. Packard, III	Director	July 30, 2004

*/s/ L. WHITE MATTHEWS, III L. White Matthews, III	Director	July 30, 2004

*/s/ BONNIE C. RAILEY Bonnie C. Railey	Treasurer (Principal Financial and Accounting Officer)	July 30, 2004

*By:	/s/ SAVONNE L. FERGUSON
Savonne L. Ferguson**

Attorney-in-fact

**	Attorney-in-fact pursuant to Power of Attorneys incorporated by reference to exhibit (q) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on June 24, 2003.

EXHIBIT INDEX

Exhibit No.	Description

(a)(15)	Registrant’s Articles Supplementary.

(e)(4)	Distribution Agreement between Registrant and Mercantile Investment Services, Inc.

(j)(2)	Opinion and Consent of Kramer Levin Naftalis & Frankel LLP.

(p)(8)	Delaware Investment Code of Ethics.

(p)(9)	Boyd Watterson Asset Management LLC Code of Ethics

(q)	Conformed Copies of Powers of Attorney.